UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4118

Fidelity Securities Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Blue Chip Growth Fund Class K Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Alphabet, Inc. Class A	6.6
Amazon.com, Inc.	6.6
Apple, Inc.	5.9
Facebook, Inc. Class A	4.1
NVIDIA Corp.	3.0
Salesforce.com, Inc.	2.3
Tesla, Inc.	2.2
Microsoft Corp.	2.1
Visa, Inc. Class A	2.0
Home Depot, Inc.	2.0
36.8

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	41.9
Consumer Discretionary	27.0
Health Care	11.0
Industrials	5.9
Consumer Staples	4.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	98.0%
Convertible Securities	2.0%

 * Foreign investments - 13.9%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.5%
Auto Components - 0.1%
Aptiv PLC	163,944	$15,555
Automobiles - 2.2%
Tesla, Inc. (a)(b)	1,613,430	571,654
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	204,386	9,402
Chegg, Inc. (a)(b)	498,704	8,638
Grand Canyon Education, Inc. (a)	56,972	5,298
New Oriental Education & Technology Group, Inc. sponsored ADR	579,344	53,352
ServiceMaster Global Holdings, Inc. (a)	431,558	22,752
Weight Watchers International, Inc. (a)	78,200	5,027
		104,469
Hotels, Restaurants & Leisure - 3.6%
Alsea S.A.B. de CV	1,368,000	4,475
Caesars Entertainment Corp. (a)	1,767,794	24,661
Chipotle Mexican Grill, Inc. (a)	409,101	132,860
Delta Corp. Ltd. (a)	839,330	4,566
Eldorado Resorts, Inc. (a)	73,800	2,550
Hilton Grand Vacations, Inc. (a)	111,655	5,021
Hyatt Hotels Corp. Class A (a)	63,567	5,168
Las Vegas Sands Corp.	433,954	33,640
Marriott International, Inc. Class A	408,231	60,149
Marriott Vacations Worldwide Corp.	52,700	8,028
McDonald's Corp.	1,224,570	209,573
Melco Crown Entertainment Ltd. sponsored ADR	472,153	14,061
MGM Mirage, Inc.	1,864,333	67,955
Penn National Gaming, Inc. (a)	1,093,477	34,893
Royal Caribbean Cruises Ltd.	366,142	48,898
Shake Shack, Inc. Class A (a)(b)	854,977	37,371
Starbucks Corp.	1,729,913	98,276
U.S. Foods Holding Corp. (a)	1,305,061	41,932
Vail Resorts, Inc.	43,318	9,468
Wyndham Worldwide Corp.	315,014	39,103
Yum China Holdings, Inc.	597,424	27,714
		910,362
Household Durables - 0.7%
D.R. Horton, Inc.	446,467	21,899
Forbo Holding AG (Reg.)	1,276	2,158
Neinor Homes SLU (c)	187,300	4,302
Newell Brands, Inc.	462,162	12,220
Panasonic Corp.	452,700	6,721
SodaStream International Ltd. (a)	813,665	63,978
Sony Corp.	1,314,400	63,040
		174,318
Internet & Direct Marketing Retail - 9.4%
Amazon.com, Inc. (a)	1,141,883	1,656,747
Blue Apron Holdings, Inc. Class B	624,302	1,848
Boohoo.Com PLC (a)	3,839,686	10,105
Expedia, Inc.	55,705	7,131
JD.com, Inc. sponsored ADR (a)	3,930,642	193,506
Netflix, Inc. (a)	1,013,669	273,995
Priceline Group, Inc. (a)	111,232	212,681
Start Today Co. Ltd.	252,900	7,473
The Honest Co., Inc. (a)(d)(e)	150,143	2,772
Wayfair LLC Class A (a)	78,402	7,214
		2,373,472
Leisure Products - 0.1%
Spin Master Corp. (a)(c)	389,130	16,777
Media - 0.5%
AMC Entertainment Holdings, Inc. Class A (b)	173,170	2,217
CBS Corp. Class B	126,025	7,260
China Literature Ltd. (a)(c)	1,313,327	13,607
Live Nation Entertainment, Inc. (a)	164,140	7,396
Naspers Ltd. Class N	159,958	45,673
The Walt Disney Co.	334,898	36,393
Vivendi SA	83,596	2,453
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	9,407,380	23,518
		138,517
Multiline Retail - 1.5%
Avenue Supermarts Ltd. (c)	135,551	2,516
B&M European Value Retail S.A.	1,340,565	7,916
Dollar General Corp.	145,900	15,045
Dollar Tree, Inc. (a)	2,683,656	308,620
Macy's, Inc.	530,771	13,774
Nordstrom, Inc.	97,559	4,811
Ollie's Bargain Outlet Holdings, Inc. (a)	199,599	11,088
Target Corp.	223,210	16,790
V-Mart Retail Ltd. (a)	201,535	4,713
		385,273
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	84,362	9,870
Burlington Stores, Inc. (a)	256,950	31,273
Dick's Sporting Goods, Inc.	303,906	9,561
Floor & Decor Holdings, Inc. Class A	449,001	21,058
Home Depot, Inc.	2,491,669	500,576
Lowe's Companies, Inc.	1,255,706	131,510
O'Reilly Automotive, Inc. (a)	92,432	24,466
RH (a)(b)	787,044	73,974
Ross Stores, Inc.	794,735	65,478
The Children's Place Retail Stores, Inc.	91,778	13,748
TJX Companies, Inc.	883,686	70,978
		952,492
Textiles, Apparel & Luxury Goods - 4.2%
adidas AG	1,230,959	286,250
Canada Goose Holdings, Inc.	316,305	11,382
Despegar.com Corp.	310,008	9,440
G-III Apparel Group Ltd. (a)	414,588	15,485
Kering SA	311,304	157,614
lululemon athletica, Inc. (a)	1,452,034	113,564
LVMH Moet Hennessy - Louis Vuitton SA	92,707	29,041
Michael Kors Holdings Ltd. (a)	819,425	54,082
NIKE, Inc. Class B	1,422,538	97,046
Prada SpA	5,016,300	20,488
PVH Corp.	625,318	96,974
Shenzhou International Group Holdings Ltd.	577,000	5,956
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,834,898	75,579
Tapestry, Inc.	875,410	41,179
Tory Burch LLC (d)(e)(f)	293,611	14,851
Under Armour, Inc. Class C (non-vtg.) (a)(b)	893,910	11,487
VF Corp.	187,231	15,192
		1,055,610

TOTAL CONSUMER DISCRETIONARY		6,698,499

CONSUMER STAPLES - 4.4%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	434,422	95,343
Diageo PLC	375,669	13,521
Dr. Pepper Snapple Group, Inc.	143,700	17,151
Fever-Tree Drinks PLC	364,409	12,666
Monster Beverage Corp. (a)	2,054,745	140,195
		278,876
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	820,474	159,886
Kroger Co.	1,099,917	33,393
Performance Food Group Co. (a)	721,486	24,783
Walmart, Inc.	147,483	15,722
		233,784
Food Products - 0.3%
Blue Bottle Coffee, Inc. Class C (Escrow) (d)(e)	632,822	1,481
Bunge Ltd.	209,029	16,603
ConAgra Foods, Inc.	66,300	2,519
Danone SA	79,537	6,845
Darling International, Inc. (a)	380,645	7,057
Lamb Weston Holdings, Inc.	220,954	12,948
Pinnacle Foods, Inc.	41,400	2,564
The Hain Celestial Group, Inc. (a)	732,747	27,947
		77,964
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	199,089	23,584
Personal Products - 1.1%
Coty, Inc. Class A	2,153,281	42,226
Estee Lauder Companies, Inc. Class A	299,400	40,407
Herbalife Ltd. (a)(b)	1,153,211	95,705
Kose Corp.	97,400	16,821
Unilever NV (NY Reg.)	1,196,064	68,762
		263,921
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	62,517	4,273
sponsored ADR	2,023,714	137,815
Imperial Tobacco Group PLC	1,872	77
Juul Labs, Inc. (e)	6,625	145
Philip Morris International, Inc.	848,696	91,006
		233,316

TOTAL CONSUMER STAPLES		1,111,445

ENERGY - 2.0%
Energy Equipment & Services - 0.0%
Shelf Drilling Ltd. (c)	741,565	6,253
U.S. Silica Holdings, Inc. (b)	223,112	7,427
		13,680
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.	1,265,244	75,978
Andeavor	122,149	13,212
Bharat Petroleum Corp. Ltd.	635,128	4,919
Cenovus Energy, Inc.	924,434	8,816
Cimarex Energy Co.	384,510	43,142
Continental Resources, Inc. (a)	1,518,789	84,338
Diamondback Energy, Inc. (a)	421,104	52,849
EOG Resources, Inc.	469,883	54,037
Marathon Petroleum Corp.	104,698	7,252
Oasis Petroleum, Inc. (a)	806,325	6,983
Petronet LNG Ltd.	655,750	2,628
Phillips 66 Co.	18,903	1,936
Pioneer Natural Resources Co.	330,982	60,540
Reliance Industries Ltd.	2,979,759	45,067
Valero Energy Corp.	176,579	16,946
Whiting Petroleum Corp. (a)	924,548	25,813
		504,456

TOTAL ENERGY		518,136

FINANCIALS - 4.4%
Banks - 2.2%
Bank of America Corp.	6,127,007	196,064
Citigroup, Inc.	1,527,392	119,870
First Republic Bank	53,474	4,789
HDFC Bank Ltd. sponsored ADR	456,674	49,590
JPMorgan Chase & Co.	1,413,951	163,552
Kotak Mahindra Bank Ltd. (a)	615,886	10,746
		544,611
Capital Markets - 1.9%
BlackRock, Inc. Class A	176,888	99,376
CBOE Holdings, Inc.	430,876	57,905
Charles Schwab Corp.	824,862	43,998
E*TRADE Financial Corp. (a)	195,795	10,318
Fairfax India Holdings Corp. (a)	860,452	15,884
Goldman Sachs Group, Inc.	473,389	126,816
KKR & Co. LP	207,300	4,992
Morgan Stanley	1,114,206	63,008
MSCI, Inc.	56,776	7,905
TD Ameritrade Holding Corp.	695,633	38,809
The Blackstone Group LP	139,000	5,080
		474,091
Consumer Finance - 0.0%
Synchrony Financial	194,999	7,738
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	104,907	22,490
GDS Holdings Ltd. ADR (a)	88,300	2,520
		25,010
Insurance - 0.1%
Chubb Ltd.	66,139	10,328
MetLife, Inc.	186,530	8,966
The Travelers Companies, Inc.	71,135	10,665
		29,959
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	21,475

TOTAL FINANCIALS		1,102,884

HEALTH CARE - 10.9%
Biotechnology - 6.7%
AC Immune SA (a)	723,942	9,672
ACADIA Pharmaceuticals, Inc. (a)	266,297	7,965
Acceleron Pharma, Inc. (a)	82,062	3,406
Achaogen, Inc. (a)(b)	395,032	4,334
Agios Pharmaceuticals, Inc. (a)	306,017	24,102
Aimmune Therapeutics, Inc. (a)	468,605	16,500
Alexion Pharmaceuticals, Inc. (a)	1,652,763	197,208
Alkermes PLC (a)	1,003,437	57,366
Alnylam Pharmaceuticals, Inc. (a)	749,174	97,378
Amgen, Inc.	913,980	170,046
AnaptysBio, Inc.	105,743	11,144
Arena Pharmaceuticals, Inc. (a)	165,515	6,194
Ascendis Pharma A/S sponsored ADR (a)	312,023	15,904
BeiGene Ltd. ADR (a)	108,404	14,716
Biogen, Inc. (a)	545,680	189,793
BioMarin Pharmaceutical, Inc. (a)	394,274	35,575
bluebird bio, Inc. (a)	294,095	60,260
Blueprint Medicines Corp. (a)	44,969	3,537
Celgene Corp. (a)	888,893	89,920
Cellectis SA sponsored ADR (a)	62,973	1,981
Chiasma, Inc. warrants (a)	55,391	13
Chimerix, Inc. (a)	79,942	383
Coherus BioSciences, Inc. (a)	596,627	6,026
CytomX Therapeutics, Inc. (a)	155,668	4,164
CytomX Therapeutics, Inc. (a)(c)	378,621	10,128
DBV Technologies SA sponsored ADR (a)	101,129	2,342
Denali Therapeutics, Inc. (a)(b)	781,221	18,171
Editas Medicine, Inc. (a)(b)	558,873	20,404
Epizyme, Inc. (a)	312,464	5,046
Exact Sciences Corp. (a)	170,824	8,492
Exelixis, Inc. (a)	2,489,886	75,468
FibroGen, Inc. (a)	332,641	19,476
Flexion Therapeutics, Inc. (a)(b)	83,549	1,887
GenSight Biologics SA (a)(c)	599,743	4,840
Global Blood Therapeutics, Inc. (a)	621,989	36,013
Grifols SA ADR	103,434	2,570
Heron Therapeutics, Inc. (a)	105,970	2,294
Insmed, Inc. (a)	145,967	3,713
Intellia Therapeutics, Inc. (a)(b)	570,606	14,665
Intercept Pharmaceuticals, Inc. (a)	194,793	12,097
Ionis Pharmaceuticals, Inc. (a)	118,688	6,233
Ironwood Pharmaceuticals, Inc. Class A (a)	1,001,896	14,838
La Jolla Pharmaceutical Co. (a)	165,809	5,681
Merrimack Pharmaceuticals, Inc.	148,188	1,556
Momenta Pharmaceuticals, Inc. (a)	90,832	1,544
Neurocrine Biosciences, Inc. (a)	592,264	50,621
Portola Pharmaceuticals, Inc. (a)	358,852	18,413
Prothena Corp. PLC (a)(b)	97,697	4,084
Radius Health, Inc. (a)(b)	79,648	3,000
Regeneron Pharmaceuticals, Inc. (a)	523,756	192,035
Sage Therapeutics, Inc. (a)	360,201	68,366
Sarepta Therapeutics, Inc. (a)	124,083	8,132
Seattle Genetics, Inc. (a)	358,526	18,751
Seres Therapeutics, Inc. (a)(b)	46,200	467
Trevena, Inc. (a)	976,088	1,591
Ultragenyx Pharmaceutical, Inc. (a)	141,220	7,534
Vertex Pharmaceuticals, Inc. (a)	175,224	29,240
Xencor, Inc. (a)	266,935	6,075
Zai Lab Ltd. ADR	172,389	4,648
		1,708,002
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	31,100	7,555
Boston Scientific Corp. (a)	4,788,373	133,883
Danaher Corp.	432,382	43,792
Fisher & Paykel Healthcare Corp.	258,212	2,540
Hoya Corp.	38,700	1,988
Insulet Corp. (a)	196,752	15,057
Intuitive Surgical, Inc. (a)	406,372	175,419
Invuity, Inc. (a)(b)	573,468	2,982
iRhythm Technologies, Inc. (a)	546,837	32,608
Novocure Ltd. (a)	154,022	3,458
Penumbra, Inc. (a)	14,257	1,420
Quanterix Corp. (a)	149,995	3,121
Stryker Corp.	14,354	2,360
		426,183
Health Care Providers & Services - 1.3%
Anthem, Inc.	101,667	25,198
Apollo Hospitals Enterprise Ltd.	668,254	12,225
Cigna Corp.	177,922	37,070
Humana, Inc.	479,548	135,151
OptiNose, Inc. (b)	440,971	8,356
UnitedHealth Group, Inc.	464,323	109,942
		327,942
Health Care Technology - 0.2%
Cerner Corp. (a)	344,631	23,824
Evolent Health, Inc. (a)(b)	312,143	4,401
Teladoc, Inc. (a)	346,053	12,942
		41,167
Pharmaceuticals - 1.0%
Aclaris Therapeutics, Inc. (a)	160,406	3,548
Akcea Therapeutics, Inc. (b)	822,563	17,808
Allergan PLC	583,571	105,195
Avexis, Inc. (a)	46,830	5,794
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(d)(e)(f)(g)	29,758	15,176
Dermira, Inc. (a)	286,580	8,173
Dova Pharmaceuticals, Inc. (b)	133,099	4,241
GW Pharmaceuticals PLC ADR (a)(b)	154,411	21,329
Intersect ENT, Inc. (a)	110,605	4,131
Jazz Pharmaceuticals PLC (a)	192,201	28,011
Nektar Therapeutics (a)	154,058	12,881
Perrigo Co. PLC	54,900	4,975
Revance Therapeutics, Inc. (a)	66,131	2,136
The Medicines Company (a)	497,845	16,494
Theravance Biopharma, Inc. (a)	58,053	1,535
Zogenix, Inc. (a)	112,668	4,095
		255,522

TOTAL HEALTH CARE		2,758,816

INDUSTRIALS - 5.8%
Aerospace & Defense - 1.0%
Bombardier, Inc. Class B (sub. vtg.) (a)	3,027,082	8,564
Elbit Systems Ltd.	51,473	7,710
General Dynamics Corp.	22,400	4,984
Northrop Grumman Corp.	194,515	66,238
Raytheon Co.	158,796	33,179
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	242,545	32,744
Class C (d)(e)	2,783	376
The Boeing Co.	306,410	108,583
		262,378
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	690,685	65,228
Airlines - 1.4%
Allegiant Travel Co.	31,000	4,937
Azul SA sponsored ADR	402,049	11,736
Delta Air Lines, Inc.	1,368,740	77,703
InterGlobe Aviation Ltd. (c)	458,545	8,765
JetBlue Airways Corp. (a)	781,259	16,297
Ryanair Holdings PLC sponsored ADR (a)	39,488	4,846
Southwest Airlines Co.	2,135,020	129,809
Spirit Airlines, Inc. (a)	534,608	22,518
United Continental Holdings, Inc. (a)	880,514	59,716
Wizz Air Holdings PLC (a)(c)	253,046	12,442
		348,769
Building Products - 0.1%
Kajaria Ceramics Ltd.	825,080	8,200
Masco Corp.	669,916	29,918
		38,118
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	116,901	5,152
Evoqua Water Technologies Corp. (a)	350,493	8,012
HomeServe PLC	966,632	10,746
Novus Holdings Ltd.	55,375	23
		23,933
Construction & Engineering - 0.0%
Fluor Corp.	210,869	12,800
Electrical Equipment - 0.3%
AMETEK, Inc.	35,951	2,743
Fortive Corp.	158,912	12,080
Melrose Industries PLC	980,689	3,152
Nidec Corp.	49,300	7,935
Regal Beloit Corp.	375,526	29,253
Sensata Technologies Holding BV (a)	179,069	10,073
		65,236
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	437,001	69,776
ITT, Inc.	395,917	22,171
		91,947
Machinery - 1.5%
Allison Transmission Holdings, Inc.	245,138	10,845
Aumann AG (c)	149,839	12,390
Caterpillar, Inc.	1,363,373	221,930
Deere & Co.	75,000	12,482
Eicher Motors Ltd.	14,288	6,052
Fanuc Corp.	9,900	2,687
Gardner Denver Holdings, Inc.	350,300	12,113
Kennametal, Inc.	150,200	7,327
Minebea Mitsumi, Inc.	106,600	2,426
Parker Hannifin Corp.	33,889	6,826
Rational AG	15,430	10,843
SMC Corp.	5,100	2,513
WABCO Holdings, Inc. (a)	311,789	48,137
Xylem, Inc.	351,461	25,397
		381,968
Professional Services - 0.1%
IHS Markit Ltd. (a)	488,882	23,334
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	316,870	14,246
J.B. Hunt Transport Services, Inc.	282,427	34,126
Knight-Swift Transportation Holdings, Inc. Class A	270,325	13,459
Landstar System, Inc.	70,331	7,810
		69,641
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	186,896	5,586
United Rentals, Inc. (a)	399,201	72,299
Univar, Inc. (a)	303,820	9,072
Wolseley PLC	30,457	2,351
		89,308
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	357,936	2,415

TOTAL INDUSTRIALS		1,475,075

INFORMATION TECHNOLOGY - 40.8%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	142,062	39,184
NETGEAR, Inc. (a)	670,419	46,728
		85,912
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	26,815	2,488
Corning, Inc.	428,701	13,384
Dell Technologies, Inc. (a)	598,906	42,942
SYNNEX Corp.	17,935	2,201
		61,015
Internet Software & Services - 14.0%
2U, Inc. (a)	220,718	16,393
Akamai Technologies, Inc. (a)	246,527	16,515
Alibaba Group Holding Ltd. sponsored ADR (a)	1,096,081	223,918
Alphabet, Inc.:
Class A (a)	1,408,215	1,664,822
Class C (a)	141,534	165,586
ANGI Homeservices, Inc. Class A (a)	563,790	7,532
CarGurus, Inc. Class A (b)	390,790	13,091
Dropbox, Inc. Class B (a)(d)(e)	1,003,814	15,057
Facebook, Inc. Class A (a)	5,542,148	1,035,772
GoDaddy, Inc. (a)	195,278	10,785
Gogo, Inc. (a)(b)	2,488,931	23,993
GrubHub, Inc. (a)(b)	32,818	2,371
IAC/InterActiveCorp (a)	17,778	2,577
LogMeIn, Inc.	18,222	2,292
Mail.Ru Group Ltd. GDR (Reg. S) (a)	537,390	17,626
Match Group, Inc. (a)(b)	86,735	3,031
Momo, Inc. ADR (a)	433,252	13,660
NetEase, Inc. ADR	119,839	38,368
New Relic, Inc. (a)	163,925	9,791
Nutanix, Inc. Class B (c)	482,746	15,496
Okta, Inc.	96,558	2,844
Shopify, Inc. Class A (a)	292,979	37,406
Stamps.com, Inc. (a)	123,866	25,250
Tencent Holdings Ltd.	2,574,600	152,127
Yandex NV Series A (a)	720,701	27,913
		3,544,216
IT Services - 4.5%
MasterCard, Inc. Class A	1,984,478	335,377
PayPal Holdings, Inc. (a)	2,834,478	241,838
Square, Inc. (a)	304,509	14,285
Teradata Corp. (a)	30,821	1,248
Vakrangee Ltd.	1,453,552	8,341
Visa, Inc. Class A	4,054,962	503,748
Worldpay, Inc. (a)	283,270	22,749
		1,127,586
Semiconductors & Semiconductor Equipment - 7.2%
ASM Pacific Technology Ltd.	961,700	13,130
ASML Holding NV	46,725	9,483
Broadcom Ltd.	1,931,281	479,016
Cypress Semiconductor Corp.	375,777	6,497
Inphi Corp. (a)(b)	815,098	24,347
Intel Corp.	745,236	35,876
Lam Research Corp.	329,377	63,082
Marvell Technology Group Ltd.	4,432,577	103,412
Micron Technology, Inc. (a)	4,482,214	195,962
Monolithic Power Systems, Inc.	112,997	13,460
NVIDIA Corp.	3,055,376	751,011
Qualcomm, Inc.	1,022,989	69,819
Renesas Electronics Corp. (a)	2,112,500	24,894
WONIK IPS Co. Ltd. (a)	352,536	10,858
Xilinx, Inc.	151,352	11,052
		1,811,899
Software - 8.7%
Activision Blizzard, Inc.	5,120,046	379,549
Adobe Systems, Inc. (a)	1,051,611	210,070
Altair Engineering, Inc. Class A (a)	92,515	2,461
Appirio, Inc. (Escrow) (a)(d)(e)	87,529	22
Atlassian Corp. PLC (a)	60,313	3,256
Atom Tickets LLC (d)(e)(f)	1,204,239	7,000
Autodesk, Inc. (a)	265,786	30,730
Electronic Arts, Inc. (a)	750,554	95,290
Globant SA (a)(b)	52,257	2,375
HubSpot, Inc. (a)	49,242	4,779
Intuit, Inc.	193,751	32,531
Micro Focus International PLC	418,580	12,778
Microsoft Corp.	5,620,838	534,036
Nintendo Co. Ltd.	95,300	43,163
Paycom Software, Inc. (a)(b)	457,633	41,937
Red Hat, Inc. (a)	465,529	61,161
RingCentral, Inc. (a)	93,243	5,063
SailPoint Technologies Holding, Inc. (a)	293,792	4,915
Salesforce.com, Inc. (a)	5,157,993	587,547
SendGrid, Inc. (a)	137,542	3,091
Snap, Inc. Class A (a)(b)	1,573,326	21,271
Take-Two Interactive Software, Inc. (a)	100,843	12,774
Talend SA ADR (a)	162,563	6,335
Tanium, Inc. Class B (d)(e)	554,900	3,069
VMware, Inc. Class A (a)(b)	195,680	24,223
Workday, Inc. Class A (a)	382,267	45,830
Zendesk, Inc. (a)	568,723	21,907
		2,197,163
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	8,897,395	1,489,691

TOTAL INFORMATION TECHNOLOGY		10,317,482

MATERIALS - 2.8%
Chemicals - 2.3%
Cabot Corp.	84,336	5,704
CF Industries Holdings, Inc.	2,410,687	102,310
DowDuPont, Inc.	1,158,501	87,560
FMC Corp.	714,913	65,293
LG Chemical Ltd.	34,120	13,778
LyondellBasell Industries NV Class A	1,181,014	141,533
Nutrien Ltd. (a)	136,932	7,164
Orion Engineered Carbons SA	260,800	7,681
PPG Industries, Inc.	42,300	5,022
Sherwin-Williams Co.	22,690	9,464
The Chemours Co. LLC	1,698,334	87,668
The Mosaic Co.	94,000	2,566
Tronox Ltd. Class A	1,351,129	26,523
Westlake Chemical Corp.	152,745	17,199
		579,465
Construction Materials - 0.4%
Buzzi Unicem SpA	75,112	2,205
Eagle Materials, Inc.	305,213	34,199
Loma Negra Compania Industrial Argentina SA ADR (a)	350,493	8,328
Summit Materials, Inc.	1,263,072	40,355
		85,087
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	24,333,000	18,726
Franco-Nevada Corp.	56,629	4,330
Glencore Xstrata PLC	1,375,978	7,887
		30,943

TOTAL MATERIALS		695,495

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	29,370	13,369
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)	16,893,447	6,366

TOTAL REAL ESTATE		19,735

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,669,859	25,829
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	527,915	34,367

TOTAL TELECOMMUNICATION SERVICES		60,196

UTILITIES - 0.0%
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	744,000	2,449
ENN Energy Holdings Ltd.	330,000	2,548
		4,997
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (a)	163,648	2,489

TOTAL UTILITIES		7,486

TOTAL COMMON STOCKS
(Cost $12,687,971)		24,765,249

Preferred Stocks - 2.1%
Convertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.1%
Lyft, Inc. Series H (d)(e)	719,567	28,600
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(d)(e)(f)	74,995	10,494
Topgolf International, Inc. Series F (d)(e)	415,730	5,751
		16,245
Internet & Direct Marketing Retail - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)(e)	3,163,704	17,682
The Honest Co., Inc.:
Series C (a)(d)(e)	350,333	10,947
Series D (a)(d)(e)	77,448	2,613
Series E (d)(e)	551,397	10,810
		42,052
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (d)(e)	335,429	8,315
TOTAL CONSUMER DISCRETIONARY		95,212
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (d)(e)	41,941	14,829
Tobacco - 0.2%
PAX Labs, Inc. Series C (a)(d)(e)	2,555,833	55,922
TOTAL CONSUMER STAPLES		70,751
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Oportun Finance Corp. Series H (a)(d)(e)	3,552,125	10,124
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (d)(e)	800,982	11,121
Axcella Health, Inc. Series C (a)(d)(e)	545,634	7,050
Immunocore Ltd. Series A (a)(d)(e)	11,275	4,198
		22,369
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(d)(e)	2,728,716	17,600
TOTAL HEALTH CARE		39,969
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	97,277	13,132
Series H (d)(e)	25,767	3,479
		16,611
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	692,196	3,876
TOTAL INDUSTRIALS		20,487
INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.9%
ContextLogic, Inc. Series G (d)(e)	133,922	18,017
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	2,928,086	962
Reddit, Inc. Series B (d)(e)	524,232	8,269
Starry, Inc. Series C (d)(e)	5,833,836	5,379
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)(e)	5,156,948	181,009
Series E, 8.00% (a)(d)(e)	102,648	3,603
		217,239
IT Services - 0.0%
AppNexus, Inc. Series E (a)(d)(e)	646,522	12,995
Software - 0.2%
Appirio, Inc. Series E (Escrow) (a)(d)(e)	612,702	156
Bracket Computing, Inc. Series C (a)(d)(e)	1,207,761	1,872
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	696,025	4,169
Compass, Inc. Series E (d)(e)	53,263	3,594
Dataminr, Inc. Series D (a)(d)(e)	277,250	2,850
Delphix Corp. Series D (a)(d)(e)	675,445	4,046
Malwarebytes Corp. Series B (a)(d)(e)	1,056,193	14,322
Taboola.Com Ltd. Series E (a)(d)(e)	634,902	9,758
		40,767
TOTAL INFORMATION TECHNOLOGY		271,001

TOTAL CONVERTIBLE PREFERRED STOCKS		507,544

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	44,381	9,754
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (d)(e)	2,555,833	3,399

TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,153

TOTAL PREFERRED STOCKS
(Cost $361,545)		520,697
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. 10% 12/31/20 (c)(e)
(Cost $5,825)	5,825	5,825
	Shares	Value (000s)

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.39% (h)	26,883,274	26,889
Fidelity Securities Lending Cash Central Fund 1.40% (h)(i)	436,764,654	436,808
TOTAL MONEY MARKET FUNDS
(Cost $463,692)		463,697
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $13,519,033)		25,755,468
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(464,091)
NET ASSETS - 100%		$25,291,377

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,341,000 or 0.4% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $627,008,000 or 2.5% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
Appirio, Inc. (Escrow)	7/7/17	$20
Appirio, Inc. Series E (Escrow)	11/24/16	$156
AppNexus, Inc. Series E	8/1/14	$12,951
Atom Tickets LLC	8/15/17	$7,000
Axcella Health, Inc. Series C	1/30/15	$5,500
Blue Bottle Coffee, Inc. Class C (Escrow)	10/30/17	$1,481
Bracket Computing, Inc. Series C	9/9/15	$9,500
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$9,820
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$4,349
Compass, Inc. Series E	11/3/17	$3,594
ContextLogic, Inc. Series G	10/24/17	$18,017
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Dropbox, Inc. Class B	5/2/12	$9,084
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$962
Lyft, Inc. Series H	11/22/17	$28,600
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$10,293
Mulberry Health, Inc. Series A8	1/20/16	$18,432
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series A	5/22/15	$1,891
PAX Labs, Inc. Series C	5/22/15	$7,949
Peloton Interactive, Inc. Series E	3/31/17	$7,266
Reddit, Inc. Series B	7/26/17	$7,442
Roofoods Ltd. Series F	9/12/17	$14,829
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$23,515
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Starry, Inc. Series C	12/8/17	$5,379
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Topgolf International, Inc. Series F	11/10/17	$5,751
Tory Burch LLC	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$88
Fidelity Securities Lending Cash Central Fund	2,823
Total	$2,911

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
RH	$82,844	$--	$27,600	$--	$957	$17,773	$--
Total	$82,844	$--	$27,600	$--	$957	$17,773	$--

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$6,803,465	$6,558,989	$108,123	$136,353
Consumer Staples	1,185,595	1,068,359	41,460	75,776
Energy	518,136	518,136	--	--
Financials	1,113,008	1,102,884	--	10,124
Health Care	2,798,785	2,741,639	2,001	55,145
Industrials	1,495,562	1,426,394	15,561	53,607
Information Technology	10,588,483	10,072,150	220,184	296,149
Materials	695,495	695,495	--	--
Real Estate	19,735	19,735	--	--
Telecommunication Services	60,196	60,196	--	--
Utilities	7,486	7,486	--	--
Corporate Bonds	5,825	--	--	5,825
Money Market Funds	463,697	463,697	--	--
Total Investments in Securities:	$25,755,468	$24,735,160	$387,329	$632,979

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$338,669
Net Realized Gain (Loss) on Investment Securities	(3)
Net Unrealized Gain (Loss) on Investment Securities	(76,507)
Cost of Purchases	33,990
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$296,149
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$(76,507)
Other Investments in Securities
Beginning Balance	$209,155
Net Realized Gain (Loss) on Investment Securities	8,252
Net Unrealized Gain (Loss) on Investment Securities	69,317
Cost of Purchases	85,927
Proceeds of Sales	(29,339)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(6,482)
Ending Balance	$336,830
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$56,609

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.1%
Cayman Islands	3.6%
Singapore	1.9%
Germany	1.3%
Netherlands	1.1%
Others (Individually Less Than 1%)	6.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $431,174) — See accompanying schedule: Unaffiliated issuers (cost $13,055,341)	$25,291,771
Fidelity Central Funds (cost $463,692)	463,697
Total Investment in Securities (cost $13,519,033)		$25,755,468
Cash		1,372
Restricted cash		132
Foreign currency held at value (cost $1,496)		1,496
Receivable for investments sold		101,537
Receivable for fund shares sold		26,146
Dividends receivable		5,292
Interest receivable		66
Distributions receivable from Fidelity Central Funds		425
Prepaid expenses		32
Other receivables		1,196
Total assets		25,893,162
Liabilities
Payable for investments purchased	$123,904
Payable for fund shares redeemed	26,248
Accrued management fee	11,199
Other affiliated payables	2,489
Other payables and accrued expenses	1,133
Collateral on securities loaned	436,812
Total liabilities		601,785
Net Assets		$25,291,377
Net Assets consist of:
Paid in capital		$12,084,874
Distributions in excess of net investment income		(9,546)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		979,543
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,236,506
Net Assets		$25,291,377
Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($19,556,017 ÷ 205,252 shares)		$95.28
Class K:
Net Asset Value, offering price and redemption price per share ($5,735,360 ÷ 60,125 shares)		$95.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$76,454
Interest		112
Income from Fidelity Central Funds		2,911
Total income		79,477
Expenses
Management fee
Basic fee	$62,026
Performance adjustment	1,230
Transfer agent fees	13,818
Accounting and security lending fees	947
Custodian fees and expenses	227
Independent trustees' fees and expenses	32
Appreciation in deferred trustee compensation account	1
Registration fees	173
Audit	52
Legal	45
Interest	26
Miscellaneous	75
Total expenses before reductions	78,652
Expense reductions	(286)	78,366
Net investment income (loss)		1,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,551,901
Fidelity Central Funds	3
Other affiliated issuers	957
Foreign currency transactions	48
Total net realized gain (loss)		1,552,909
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,597,840
Fidelity Central Funds	(10)
Other affiliated issuers	17,773
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		2,615,621
Net gain (loss)		4,168,530
Net increase (decrease) in net assets resulting from operations		$4,169,641

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,111	$36,123
Net realized gain (loss)	1,552,909	1,207,375
Change in net unrealized appreciation (depreciation)	2,615,621	3,208,986
Net increase (decrease) in net assets resulting from operations	4,169,641	4,452,484
Distributions to shareholders from net investment income	(24,826)	(49,380)
Distributions to shareholders from net realized gain	(955,924)	(700,248)
Total distributions	(980,750)	(749,628)
Share transactions - net increase (decrease)	(555,825)	(433,489)
Total increase (decrease) in net assets	2,633,066	3,269,367
Net Assets
Beginning of period	22,658,311	19,388,944
End of period	$25,291,377	$22,658,311
Other Information
Undistributed net investment income end of period	$–	$14,169
Distributions in excess of net investment income end of period	$(9,546)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Growth Fund

	Six months ended January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$83.20	$69.52	$75.25	$66.72	$59.65	$47.38
Income from Investment Operations
Net investment income (loss)A	(.01)	.11	.09	.05	.15	.39
Net realized and unrealized gain (loss)	15.85	16.30	(2.16)	12.56	11.63	12.79
Total from investment operations	15.84	16.41	(2.07)	12.61	11.78	13.18
Distributions from net investment income	(.08)	(.15)	(.03)	(.09)	(.24)	(.23)
Distributions from net realized gain	(3.68)	(2.58)	(3.63)	(3.99)	(4.47)	(.68)
Total distributions	(3.76)	(2.73)	(3.66)	(4.08)	(4.71)	(.91)
Net asset value, end of period	$95.28	$83.20	$69.52	$75.25	$66.72	$59.65
Total ReturnB,C	19.60%	24.48%	(2.59)%	19.72%	21.07%	28.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%F	.70%	.82%	.89%	.80%	.76%
Expenses net of fee waivers, if any	.71%F	.70%	.82%	.89%	.80%	.76%
Expenses net of all reductions	.71%F	.69%	.82%	.88%	.80%	.74%
Net investment income (loss)	(.01)%F	.15%	.13%	.07%	.23%	.75%
Supplemental Data
Net assets, end of period (in millions)	$19,556	$16,993	$14,230	$15,346	$11,970	$12,927
Portfolio turnover rateG	37%F,H	43%H	50%H	51%H	57%H	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Blue Chip Growth Fund Class K

	Six months ended January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$83.34	$69.67	$75.36	$66.82	$59.74	$47.46
Income from Investment Operations
Net investment income (loss)A	.04	.19	.16	.13	.23	.47
Net realized and unrealized gain (loss)	15.85	16.32	(2.15)	12.57	11.64	12.79
Total from investment operations	15.89	16.51	(1.99)	12.70	11.87	13.26
Distributions from net investment income	(.16)	(.27)	(.07)	(.17)	(.33)	(.30)
Distributions from net realized gain	(3.68)	(2.58)	(3.63)	(3.99)	(4.47)	(.68)
Total distributions	(3.84)	(2.84)B	(3.70)	(4.16)	(4.79)C	(.98)
Net asset value, end of period	$95.39	$83.34	$69.67	$75.36	$66.82	$59.74
Total ReturnD,E	19.65%	24.63%	(2.47)%	19.84%	21.23%	28.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.59%	.70%	.78%	.68%	.61%
Expenses net of fee waivers, if any	.61%H	.59%	.70%	.77%	.68%	.61%
Expenses net of all reductions	.61%H	.58%	.70%	.77%	.67%	.60%
Net investment income (loss)	.08%H	.26%	.25%	.19%	.36%	.89%
Supplemental Data
Net assets, end of period (in millions)	$5,735	$5,665	$5,158	$5,898	$4,612	$3,506
Portfolio turnover rateI	37%H,J	43%J	50%J	51%J	57%J	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $2.576 per share.

 C Total distributions of $4.79 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $4.466 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$5,825	Market approach	Transaction price	$100.00	Increase
Equities	$627,154	Market approach	Transaction price	$0.92- $353.57 / $55.66	Increase
			Liquidity preference	$16.35 - $45.76 / $35.01	Increase
		Market comparable	Transaction price	$10.08- $330.00 / $216.05	Increase
			Enterprise value/Sales multiple (EV/S)	0.8 - 14.3 / 5.0	Increase
			Discount rate	7.5% - 69.1% / 17.9%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.1	Increase
			Price/Earnings multiple (P/E)	14.6	Increase
			Enterprise value/Gross profit (EV/GP)	5.5	Increase
			Premium rate	8.0% - 108.0% / 28.1%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 15.7%	Decrease
			Liquidity preference	$4.84 - $23.41 / $14.96	Increase
			Proxy premium	28.2% - 54.5% / 46.5%	Increase
		Book value	Book value multiple	1.0	Increase
			Discount rate	70.0%	Decrease
		Recovery value	Recovery value	0.2% - 2.3% / 1.5%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,497,060
Gross unrealized depreciation	(283,454)
Net unrealized appreciation (depreciation)	$12,213,606
Tax cost	$13,541,862

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $71,171 in these Subsidiaries, representing .28% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $4,304,353 and $4,939,838, respectively.

Redemptions In-Kind. During the period, 10,253 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $893,990. The net realized gain of $540,912 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,133 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $94,035. The Fund had a net realized gain of $55,844 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Blue Chip Growth	$12,528.14
Class K	1,290.05
	$13,818

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $78 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$19,894	1.35%	$26

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,142 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $179,817. The Fund had a net realized gain of $107,301 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $32,990. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,823, including $217 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $165 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $116.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Blue Chip Growth	$14,640	$30,042
Class K	10,186	19,338
Total	$24,826	$49,380
From net realized gain
Blue Chip Growth	$722,426	$514,584
Class K	233,498	185,664
Total	$955,924	$700,248

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Blue Chip Growth
Shares sold	20,961	32,630	$1,849,583	$2,453,411
Reinvestment of distributions	8,154	7,584	698,554	519,650
Shares redeemed	(28,100)	(40,666)	(2,419,155)	(2,950,825)
Net increase (decrease)	1,015	(452)	$128,982	$22,236
Class K
Shares sold	7,482	13,260	$656,163	$986,030
Reinvestment of distributions	2,843	2,988	243,684	205,002
Shares redeemed	(18,175)(a)	(22,314)(b)	(1,584,654)(a)	(1,646,757)(b)
Net increase (decrease)	(7,850)	(6,066)	$(684,807)	$(455,725)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Blue Chip Growth	.71%
Actual		$1,000.00	$1,196.00	$3.93
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Class K	.61%
Actual		$1,000.00	$1,196.50	$3.38
Hypothetical-C		$1,000.00	$1,022.13	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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BCF-K-SANN-0318
1.863116.109

Fidelity® Blue Chip Growth Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Alphabet, Inc. Class A	6.6
Amazon.com, Inc.	6.6
Apple, Inc.	5.9
Facebook, Inc. Class A	4.1
NVIDIA Corp.	3.0
Salesforce.com, Inc.	2.3
Tesla, Inc.	2.2
Microsoft Corp.	2.1
Visa, Inc. Class A	2.0
Home Depot, Inc.	2.0
36.8

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	41.9
Consumer Discretionary	27.0
Health Care	11.0
Industrials	5.9
Consumer Staples	4.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	98.0%
Convertible Securities	2.0%

 * Foreign investments - 13.9%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.5%
Auto Components - 0.1%
Aptiv PLC	163,944	$15,555
Automobiles - 2.2%
Tesla, Inc. (a)(b)	1,613,430	571,654
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	204,386	9,402
Chegg, Inc. (a)(b)	498,704	8,638
Grand Canyon Education, Inc. (a)	56,972	5,298
New Oriental Education & Technology Group, Inc. sponsored ADR	579,344	53,352
ServiceMaster Global Holdings, Inc. (a)	431,558	22,752
Weight Watchers International, Inc. (a)	78,200	5,027
		104,469
Hotels, Restaurants & Leisure - 3.6%
Alsea S.A.B. de CV	1,368,000	4,475
Caesars Entertainment Corp. (a)	1,767,794	24,661
Chipotle Mexican Grill, Inc. (a)	409,101	132,860
Delta Corp. Ltd. (a)	839,330	4,566
Eldorado Resorts, Inc. (a)	73,800	2,550
Hilton Grand Vacations, Inc. (a)	111,655	5,021
Hyatt Hotels Corp. Class A (a)	63,567	5,168
Las Vegas Sands Corp.	433,954	33,640
Marriott International, Inc. Class A	408,231	60,149
Marriott Vacations Worldwide Corp.	52,700	8,028
McDonald's Corp.	1,224,570	209,573
Melco Crown Entertainment Ltd. sponsored ADR	472,153	14,061
MGM Mirage, Inc.	1,864,333	67,955
Penn National Gaming, Inc. (a)	1,093,477	34,893
Royal Caribbean Cruises Ltd.	366,142	48,898
Shake Shack, Inc. Class A (a)(b)	854,977	37,371
Starbucks Corp.	1,729,913	98,276
U.S. Foods Holding Corp. (a)	1,305,061	41,932
Vail Resorts, Inc.	43,318	9,468
Wyndham Worldwide Corp.	315,014	39,103
Yum China Holdings, Inc.	597,424	27,714
		910,362
Household Durables - 0.7%
D.R. Horton, Inc.	446,467	21,899
Forbo Holding AG (Reg.)	1,276	2,158
Neinor Homes SLU (c)	187,300	4,302
Newell Brands, Inc.	462,162	12,220
Panasonic Corp.	452,700	6,721
SodaStream International Ltd. (a)	813,665	63,978
Sony Corp.	1,314,400	63,040
		174,318
Internet & Direct Marketing Retail - 9.4%
Amazon.com, Inc. (a)	1,141,883	1,656,747
Blue Apron Holdings, Inc. Class B	624,302	1,848
Boohoo.Com PLC (a)	3,839,686	10,105
Expedia, Inc.	55,705	7,131
JD.com, Inc. sponsored ADR (a)	3,930,642	193,506
Netflix, Inc. (a)	1,013,669	273,995
Priceline Group, Inc. (a)	111,232	212,681
Start Today Co. Ltd.	252,900	7,473
The Honest Co., Inc. (a)(d)(e)	150,143	2,772
Wayfair LLC Class A (a)	78,402	7,214
		2,373,472
Leisure Products - 0.1%
Spin Master Corp. (a)(c)	389,130	16,777
Media - 0.5%
AMC Entertainment Holdings, Inc. Class A (b)	173,170	2,217
CBS Corp. Class B	126,025	7,260
China Literature Ltd. (a)(c)	1,313,327	13,607
Live Nation Entertainment, Inc. (a)	164,140	7,396
Naspers Ltd. Class N	159,958	45,673
The Walt Disney Co.	334,898	36,393
Vivendi SA	83,596	2,453
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	9,407,380	23,518
		138,517
Multiline Retail - 1.5%
Avenue Supermarts Ltd. (c)	135,551	2,516
B&M European Value Retail S.A.	1,340,565	7,916
Dollar General Corp.	145,900	15,045
Dollar Tree, Inc. (a)	2,683,656	308,620
Macy's, Inc.	530,771	13,774
Nordstrom, Inc.	97,559	4,811
Ollie's Bargain Outlet Holdings, Inc. (a)	199,599	11,088
Target Corp.	223,210	16,790
V-Mart Retail Ltd. (a)	201,535	4,713
		385,273
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	84,362	9,870
Burlington Stores, Inc. (a)	256,950	31,273
Dick's Sporting Goods, Inc.	303,906	9,561
Floor & Decor Holdings, Inc. Class A	449,001	21,058
Home Depot, Inc.	2,491,669	500,576
Lowe's Companies, Inc.	1,255,706	131,510
O'Reilly Automotive, Inc. (a)	92,432	24,466
RH (a)(b)	787,044	73,974
Ross Stores, Inc.	794,735	65,478
The Children's Place Retail Stores, Inc.	91,778	13,748
TJX Companies, Inc.	883,686	70,978
		952,492
Textiles, Apparel & Luxury Goods - 4.2%
adidas AG	1,230,959	286,250
Canada Goose Holdings, Inc.	316,305	11,382
Despegar.com Corp.	310,008	9,440
G-III Apparel Group Ltd. (a)	414,588	15,485
Kering SA	311,304	157,614
lululemon athletica, Inc. (a)	1,452,034	113,564
LVMH Moet Hennessy - Louis Vuitton SA	92,707	29,041
Michael Kors Holdings Ltd. (a)	819,425	54,082
NIKE, Inc. Class B	1,422,538	97,046
Prada SpA	5,016,300	20,488
PVH Corp.	625,318	96,974
Shenzhou International Group Holdings Ltd.	577,000	5,956
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,834,898	75,579
Tapestry, Inc.	875,410	41,179
Tory Burch LLC (d)(e)(f)	293,611	14,851
Under Armour, Inc. Class C (non-vtg.) (a)(b)	893,910	11,487
VF Corp.	187,231	15,192
		1,055,610

TOTAL CONSUMER DISCRETIONARY		6,698,499

CONSUMER STAPLES - 4.4%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	434,422	95,343
Diageo PLC	375,669	13,521
Dr. Pepper Snapple Group, Inc.	143,700	17,151
Fever-Tree Drinks PLC	364,409	12,666
Monster Beverage Corp. (a)	2,054,745	140,195
		278,876
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	820,474	159,886
Kroger Co.	1,099,917	33,393
Performance Food Group Co. (a)	721,486	24,783
Walmart, Inc.	147,483	15,722
		233,784
Food Products - 0.3%
Blue Bottle Coffee, Inc. Class C (Escrow) (d)(e)	632,822	1,481
Bunge Ltd.	209,029	16,603
ConAgra Foods, Inc.	66,300	2,519
Danone SA	79,537	6,845
Darling International, Inc. (a)	380,645	7,057
Lamb Weston Holdings, Inc.	220,954	12,948
Pinnacle Foods, Inc.	41,400	2,564
The Hain Celestial Group, Inc. (a)	732,747	27,947
		77,964
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	199,089	23,584
Personal Products - 1.1%
Coty, Inc. Class A	2,153,281	42,226
Estee Lauder Companies, Inc. Class A	299,400	40,407
Herbalife Ltd. (a)(b)	1,153,211	95,705
Kose Corp.	97,400	16,821
Unilever NV (NY Reg.)	1,196,064	68,762
		263,921
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	62,517	4,273
sponsored ADR	2,023,714	137,815
Imperial Tobacco Group PLC	1,872	77
Juul Labs, Inc. (e)	6,625	145
Philip Morris International, Inc.	848,696	91,006
		233,316

TOTAL CONSUMER STAPLES		1,111,445

ENERGY - 2.0%
Energy Equipment & Services - 0.0%
Shelf Drilling Ltd. (c)	741,565	6,253
U.S. Silica Holdings, Inc. (b)	223,112	7,427
		13,680
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.	1,265,244	75,978
Andeavor	122,149	13,212
Bharat Petroleum Corp. Ltd.	635,128	4,919
Cenovus Energy, Inc.	924,434	8,816
Cimarex Energy Co.	384,510	43,142
Continental Resources, Inc. (a)	1,518,789	84,338
Diamondback Energy, Inc. (a)	421,104	52,849
EOG Resources, Inc.	469,883	54,037
Marathon Petroleum Corp.	104,698	7,252
Oasis Petroleum, Inc. (a)	806,325	6,983
Petronet LNG Ltd.	655,750	2,628
Phillips 66 Co.	18,903	1,936
Pioneer Natural Resources Co.	330,982	60,540
Reliance Industries Ltd.	2,979,759	45,067
Valero Energy Corp.	176,579	16,946
Whiting Petroleum Corp. (a)	924,548	25,813
		504,456

TOTAL ENERGY		518,136

FINANCIALS - 4.4%
Banks - 2.2%
Bank of America Corp.	6,127,007	196,064
Citigroup, Inc.	1,527,392	119,870
First Republic Bank	53,474	4,789
HDFC Bank Ltd. sponsored ADR	456,674	49,590
JPMorgan Chase & Co.	1,413,951	163,552
Kotak Mahindra Bank Ltd. (a)	615,886	10,746
		544,611
Capital Markets - 1.9%
BlackRock, Inc. Class A	176,888	99,376
CBOE Holdings, Inc.	430,876	57,905
Charles Schwab Corp.	824,862	43,998
E*TRADE Financial Corp. (a)	195,795	10,318
Fairfax India Holdings Corp. (a)	860,452	15,884
Goldman Sachs Group, Inc.	473,389	126,816
KKR & Co. LP	207,300	4,992
Morgan Stanley	1,114,206	63,008
MSCI, Inc.	56,776	7,905
TD Ameritrade Holding Corp.	695,633	38,809
The Blackstone Group LP	139,000	5,080
		474,091
Consumer Finance - 0.0%
Synchrony Financial	194,999	7,738
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	104,907	22,490
GDS Holdings Ltd. ADR (a)	88,300	2,520
		25,010
Insurance - 0.1%
Chubb Ltd.	66,139	10,328
MetLife, Inc.	186,530	8,966
The Travelers Companies, Inc.	71,135	10,665
		29,959
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	21,475

TOTAL FINANCIALS		1,102,884

HEALTH CARE - 10.9%
Biotechnology - 6.7%
AC Immune SA (a)	723,942	9,672
ACADIA Pharmaceuticals, Inc. (a)	266,297	7,965
Acceleron Pharma, Inc. (a)	82,062	3,406
Achaogen, Inc. (a)(b)	395,032	4,334
Agios Pharmaceuticals, Inc. (a)	306,017	24,102
Aimmune Therapeutics, Inc. (a)	468,605	16,500
Alexion Pharmaceuticals, Inc. (a)	1,652,763	197,208
Alkermes PLC (a)	1,003,437	57,366
Alnylam Pharmaceuticals, Inc. (a)	749,174	97,378
Amgen, Inc.	913,980	170,046
AnaptysBio, Inc.	105,743	11,144
Arena Pharmaceuticals, Inc. (a)	165,515	6,194
Ascendis Pharma A/S sponsored ADR (a)	312,023	15,904
BeiGene Ltd. ADR (a)	108,404	14,716
Biogen, Inc. (a)	545,680	189,793
BioMarin Pharmaceutical, Inc. (a)	394,274	35,575
bluebird bio, Inc. (a)	294,095	60,260
Blueprint Medicines Corp. (a)	44,969	3,537
Celgene Corp. (a)	888,893	89,920
Cellectis SA sponsored ADR (a)	62,973	1,981
Chiasma, Inc. warrants (a)	55,391	13
Chimerix, Inc. (a)	79,942	383
Coherus BioSciences, Inc. (a)	596,627	6,026
CytomX Therapeutics, Inc. (a)	155,668	4,164
CytomX Therapeutics, Inc. (a)(c)	378,621	10,128
DBV Technologies SA sponsored ADR (a)	101,129	2,342
Denali Therapeutics, Inc. (a)(b)	781,221	18,171
Editas Medicine, Inc. (a)(b)	558,873	20,404
Epizyme, Inc. (a)	312,464	5,046
Exact Sciences Corp. (a)	170,824	8,492
Exelixis, Inc. (a)	2,489,886	75,468
FibroGen, Inc. (a)	332,641	19,476
Flexion Therapeutics, Inc. (a)(b)	83,549	1,887
GenSight Biologics SA (a)(c)	599,743	4,840
Global Blood Therapeutics, Inc. (a)	621,989	36,013
Grifols SA ADR	103,434	2,570
Heron Therapeutics, Inc. (a)	105,970	2,294
Insmed, Inc. (a)	145,967	3,713
Intellia Therapeutics, Inc. (a)(b)	570,606	14,665
Intercept Pharmaceuticals, Inc. (a)	194,793	12,097
Ionis Pharmaceuticals, Inc. (a)	118,688	6,233
Ironwood Pharmaceuticals, Inc. Class A (a)	1,001,896	14,838
La Jolla Pharmaceutical Co. (a)	165,809	5,681
Merrimack Pharmaceuticals, Inc.	148,188	1,556
Momenta Pharmaceuticals, Inc. (a)	90,832	1,544
Neurocrine Biosciences, Inc. (a)	592,264	50,621
Portola Pharmaceuticals, Inc. (a)	358,852	18,413
Prothena Corp. PLC (a)(b)	97,697	4,084
Radius Health, Inc. (a)(b)	79,648	3,000
Regeneron Pharmaceuticals, Inc. (a)	523,756	192,035
Sage Therapeutics, Inc. (a)	360,201	68,366
Sarepta Therapeutics, Inc. (a)	124,083	8,132
Seattle Genetics, Inc. (a)	358,526	18,751
Seres Therapeutics, Inc. (a)(b)	46,200	467
Trevena, Inc. (a)	976,088	1,591
Ultragenyx Pharmaceutical, Inc. (a)	141,220	7,534
Vertex Pharmaceuticals, Inc. (a)	175,224	29,240
Xencor, Inc. (a)	266,935	6,075
Zai Lab Ltd. ADR	172,389	4,648
		1,708,002
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	31,100	7,555
Boston Scientific Corp. (a)	4,788,373	133,883
Danaher Corp.	432,382	43,792
Fisher & Paykel Healthcare Corp.	258,212	2,540
Hoya Corp.	38,700	1,988
Insulet Corp. (a)	196,752	15,057
Intuitive Surgical, Inc. (a)	406,372	175,419
Invuity, Inc. (a)(b)	573,468	2,982
iRhythm Technologies, Inc. (a)	546,837	32,608
Novocure Ltd. (a)	154,022	3,458
Penumbra, Inc. (a)	14,257	1,420
Quanterix Corp. (a)	149,995	3,121
Stryker Corp.	14,354	2,360
		426,183
Health Care Providers & Services - 1.3%
Anthem, Inc.	101,667	25,198
Apollo Hospitals Enterprise Ltd.	668,254	12,225
Cigna Corp.	177,922	37,070
Humana, Inc.	479,548	135,151
OptiNose, Inc. (b)	440,971	8,356
UnitedHealth Group, Inc.	464,323	109,942
		327,942
Health Care Technology - 0.2%
Cerner Corp. (a)	344,631	23,824
Evolent Health, Inc. (a)(b)	312,143	4,401
Teladoc, Inc. (a)	346,053	12,942
		41,167
Pharmaceuticals - 1.0%
Aclaris Therapeutics, Inc. (a)	160,406	3,548
Akcea Therapeutics, Inc. (b)	822,563	17,808
Allergan PLC	583,571	105,195
Avexis, Inc. (a)	46,830	5,794
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(d)(e)(f)(g)	29,758	15,176
Dermira, Inc. (a)	286,580	8,173
Dova Pharmaceuticals, Inc. (b)	133,099	4,241
GW Pharmaceuticals PLC ADR (a)(b)	154,411	21,329
Intersect ENT, Inc. (a)	110,605	4,131
Jazz Pharmaceuticals PLC (a)	192,201	28,011
Nektar Therapeutics (a)	154,058	12,881
Perrigo Co. PLC	54,900	4,975
Revance Therapeutics, Inc. (a)	66,131	2,136
The Medicines Company (a)	497,845	16,494
Theravance Biopharma, Inc. (a)	58,053	1,535
Zogenix, Inc. (a)	112,668	4,095
		255,522

TOTAL HEALTH CARE		2,758,816

INDUSTRIALS - 5.8%
Aerospace & Defense - 1.0%
Bombardier, Inc. Class B (sub. vtg.) (a)	3,027,082	8,564
Elbit Systems Ltd.	51,473	7,710
General Dynamics Corp.	22,400	4,984
Northrop Grumman Corp.	194,515	66,238
Raytheon Co.	158,796	33,179
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	242,545	32,744
Class C (d)(e)	2,783	376
The Boeing Co.	306,410	108,583
		262,378
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	690,685	65,228
Airlines - 1.4%
Allegiant Travel Co.	31,000	4,937
Azul SA sponsored ADR	402,049	11,736
Delta Air Lines, Inc.	1,368,740	77,703
InterGlobe Aviation Ltd. (c)	458,545	8,765
JetBlue Airways Corp. (a)	781,259	16,297
Ryanair Holdings PLC sponsored ADR (a)	39,488	4,846
Southwest Airlines Co.	2,135,020	129,809
Spirit Airlines, Inc. (a)	534,608	22,518
United Continental Holdings, Inc. (a)	880,514	59,716
Wizz Air Holdings PLC (a)(c)	253,046	12,442
		348,769
Building Products - 0.1%
Kajaria Ceramics Ltd.	825,080	8,200
Masco Corp.	669,916	29,918
		38,118
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	116,901	5,152
Evoqua Water Technologies Corp. (a)	350,493	8,012
HomeServe PLC	966,632	10,746
Novus Holdings Ltd.	55,375	23
		23,933
Construction & Engineering - 0.0%
Fluor Corp.	210,869	12,800
Electrical Equipment - 0.3%
AMETEK, Inc.	35,951	2,743
Fortive Corp.	158,912	12,080
Melrose Industries PLC	980,689	3,152
Nidec Corp.	49,300	7,935
Regal Beloit Corp.	375,526	29,253
Sensata Technologies Holding BV (a)	179,069	10,073
		65,236
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	437,001	69,776
ITT, Inc.	395,917	22,171
		91,947
Machinery - 1.5%
Allison Transmission Holdings, Inc.	245,138	10,845
Aumann AG (c)	149,839	12,390
Caterpillar, Inc.	1,363,373	221,930
Deere & Co.	75,000	12,482
Eicher Motors Ltd.	14,288	6,052
Fanuc Corp.	9,900	2,687
Gardner Denver Holdings, Inc.	350,300	12,113
Kennametal, Inc.	150,200	7,327
Minebea Mitsumi, Inc.	106,600	2,426
Parker Hannifin Corp.	33,889	6,826
Rational AG	15,430	10,843
SMC Corp.	5,100	2,513
WABCO Holdings, Inc. (a)	311,789	48,137
Xylem, Inc.	351,461	25,397
		381,968
Professional Services - 0.1%
IHS Markit Ltd. (a)	488,882	23,334
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	316,870	14,246
J.B. Hunt Transport Services, Inc.	282,427	34,126
Knight-Swift Transportation Holdings, Inc. Class A	270,325	13,459
Landstar System, Inc.	70,331	7,810
		69,641
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	186,896	5,586
United Rentals, Inc. (a)	399,201	72,299
Univar, Inc. (a)	303,820	9,072
Wolseley PLC	30,457	2,351
		89,308
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	357,936	2,415

TOTAL INDUSTRIALS		1,475,075

INFORMATION TECHNOLOGY - 40.8%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	142,062	39,184
NETGEAR, Inc. (a)	670,419	46,728
		85,912
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	26,815	2,488
Corning, Inc.	428,701	13,384
Dell Technologies, Inc. (a)	598,906	42,942
SYNNEX Corp.	17,935	2,201
		61,015
Internet Software & Services - 14.0%
2U, Inc. (a)	220,718	16,393
Akamai Technologies, Inc. (a)	246,527	16,515
Alibaba Group Holding Ltd. sponsored ADR (a)	1,096,081	223,918
Alphabet, Inc.:
Class A (a)	1,408,215	1,664,822
Class C (a)	141,534	165,586
ANGI Homeservices, Inc. Class A (a)	563,790	7,532
CarGurus, Inc. Class A (b)	390,790	13,091
Dropbox, Inc. Class B (a)(d)(e)	1,003,814	15,057
Facebook, Inc. Class A (a)	5,542,148	1,035,772
GoDaddy, Inc. (a)	195,278	10,785
Gogo, Inc. (a)(b)	2,488,931	23,993
GrubHub, Inc. (a)(b)	32,818	2,371
IAC/InterActiveCorp (a)	17,778	2,577
LogMeIn, Inc.	18,222	2,292
Mail.Ru Group Ltd. GDR (Reg. S) (a)	537,390	17,626
Match Group, Inc. (a)(b)	86,735	3,031
Momo, Inc. ADR (a)	433,252	13,660
NetEase, Inc. ADR	119,839	38,368
New Relic, Inc. (a)	163,925	9,791
Nutanix, Inc. Class B (c)	482,746	15,496
Okta, Inc.	96,558	2,844
Shopify, Inc. Class A (a)	292,979	37,406
Stamps.com, Inc. (a)	123,866	25,250
Tencent Holdings Ltd.	2,574,600	152,127
Yandex NV Series A (a)	720,701	27,913
		3,544,216
IT Services - 4.5%
MasterCard, Inc. Class A	1,984,478	335,377
PayPal Holdings, Inc. (a)	2,834,478	241,838
Square, Inc. (a)	304,509	14,285
Teradata Corp. (a)	30,821	1,248
Vakrangee Ltd.	1,453,552	8,341
Visa, Inc. Class A	4,054,962	503,748
Worldpay, Inc. (a)	283,270	22,749
		1,127,586
Semiconductors & Semiconductor Equipment - 7.2%
ASM Pacific Technology Ltd.	961,700	13,130
ASML Holding NV	46,725	9,483
Broadcom Ltd.	1,931,281	479,016
Cypress Semiconductor Corp.	375,777	6,497
Inphi Corp. (a)(b)	815,098	24,347
Intel Corp.	745,236	35,876
Lam Research Corp.	329,377	63,082
Marvell Technology Group Ltd.	4,432,577	103,412
Micron Technology, Inc. (a)	4,482,214	195,962
Monolithic Power Systems, Inc.	112,997	13,460
NVIDIA Corp.	3,055,376	751,011
Qualcomm, Inc.	1,022,989	69,819
Renesas Electronics Corp. (a)	2,112,500	24,894
WONIK IPS Co. Ltd. (a)	352,536	10,858
Xilinx, Inc.	151,352	11,052
		1,811,899
Software - 8.7%
Activision Blizzard, Inc.	5,120,046	379,549
Adobe Systems, Inc. (a)	1,051,611	210,070
Altair Engineering, Inc. Class A (a)	92,515	2,461
Appirio, Inc. (Escrow) (a)(d)(e)	87,529	22
Atlassian Corp. PLC (a)	60,313	3,256
Atom Tickets LLC (d)(e)(f)	1,204,239	7,000
Autodesk, Inc. (a)	265,786	30,730
Electronic Arts, Inc. (a)	750,554	95,290
Globant SA (a)(b)	52,257	2,375
HubSpot, Inc. (a)	49,242	4,779
Intuit, Inc.	193,751	32,531
Micro Focus International PLC	418,580	12,778
Microsoft Corp.	5,620,838	534,036
Nintendo Co. Ltd.	95,300	43,163
Paycom Software, Inc. (a)(b)	457,633	41,937
Red Hat, Inc. (a)	465,529	61,161
RingCentral, Inc. (a)	93,243	5,063
SailPoint Technologies Holding, Inc. (a)	293,792	4,915
Salesforce.com, Inc. (a)	5,157,993	587,547
SendGrid, Inc. (a)	137,542	3,091
Snap, Inc. Class A (a)(b)	1,573,326	21,271
Take-Two Interactive Software, Inc. (a)	100,843	12,774
Talend SA ADR (a)	162,563	6,335
Tanium, Inc. Class B (d)(e)	554,900	3,069
VMware, Inc. Class A (a)(b)	195,680	24,223
Workday, Inc. Class A (a)	382,267	45,830
Zendesk, Inc. (a)	568,723	21,907
		2,197,163
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	8,897,395	1,489,691

TOTAL INFORMATION TECHNOLOGY		10,317,482

MATERIALS - 2.8%
Chemicals - 2.3%
Cabot Corp.	84,336	5,704
CF Industries Holdings, Inc.	2,410,687	102,310
DowDuPont, Inc.	1,158,501	87,560
FMC Corp.	714,913	65,293
LG Chemical Ltd.	34,120	13,778
LyondellBasell Industries NV Class A	1,181,014	141,533
Nutrien Ltd. (a)	136,932	7,164
Orion Engineered Carbons SA	260,800	7,681
PPG Industries, Inc.	42,300	5,022
Sherwin-Williams Co.	22,690	9,464
The Chemours Co. LLC	1,698,334	87,668
The Mosaic Co.	94,000	2,566
Tronox Ltd. Class A	1,351,129	26,523
Westlake Chemical Corp.	152,745	17,199
		579,465
Construction Materials - 0.4%
Buzzi Unicem SpA	75,112	2,205
Eagle Materials, Inc.	305,213	34,199
Loma Negra Compania Industrial Argentina SA ADR (a)	350,493	8,328
Summit Materials, Inc.	1,263,072	40,355
		85,087
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	24,333,000	18,726
Franco-Nevada Corp.	56,629	4,330
Glencore Xstrata PLC	1,375,978	7,887
		30,943

TOTAL MATERIALS		695,495

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	29,370	13,369
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)	16,893,447	6,366

TOTAL REAL ESTATE		19,735

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,669,859	25,829
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	527,915	34,367

TOTAL TELECOMMUNICATION SERVICES		60,196

UTILITIES - 0.0%
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	744,000	2,449
ENN Energy Holdings Ltd.	330,000	2,548
		4,997
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (a)	163,648	2,489

TOTAL UTILITIES		7,486

TOTAL COMMON STOCKS
(Cost $12,687,971)		24,765,249

Preferred Stocks - 2.1%
Convertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.1%
Lyft, Inc. Series H (d)(e)	719,567	28,600
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(d)(e)(f)	74,995	10,494
Topgolf International, Inc. Series F (d)(e)	415,730	5,751
		16,245
Internet & Direct Marketing Retail - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)(e)	3,163,704	17,682
The Honest Co., Inc.:
Series C (a)(d)(e)	350,333	10,947
Series D (a)(d)(e)	77,448	2,613
Series E (d)(e)	551,397	10,810
		42,052
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (d)(e)	335,429	8,315
TOTAL CONSUMER DISCRETIONARY		95,212
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (d)(e)	41,941	14,829
Tobacco - 0.2%
PAX Labs, Inc. Series C (a)(d)(e)	2,555,833	55,922
TOTAL CONSUMER STAPLES		70,751
FINANCIALS - 0.0%
Consumer Finance - 0.0%
Oportun Finance Corp. Series H (a)(d)(e)	3,552,125	10,124
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (d)(e)	800,982	11,121
Axcella Health, Inc. Series C (a)(d)(e)	545,634	7,050
Immunocore Ltd. Series A (a)(d)(e)	11,275	4,198
		22,369
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(d)(e)	2,728,716	17,600
TOTAL HEALTH CARE		39,969
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	97,277	13,132
Series H (d)(e)	25,767	3,479
		16,611
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	692,196	3,876
TOTAL INDUSTRIALS		20,487
INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.9%
ContextLogic, Inc. Series G (d)(e)	133,922	18,017
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	2,928,086	962
Reddit, Inc. Series B (d)(e)	524,232	8,269
Starry, Inc. Series C (d)(e)	5,833,836	5,379
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)(e)	5,156,948	181,009
Series E, 8.00% (a)(d)(e)	102,648	3,603
		217,239
IT Services - 0.0%
AppNexus, Inc. Series E (a)(d)(e)	646,522	12,995
Software - 0.2%
Appirio, Inc. Series E (Escrow) (a)(d)(e)	612,702	156
Bracket Computing, Inc. Series C (a)(d)(e)	1,207,761	1,872
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	696,025	4,169
Compass, Inc. Series E (d)(e)	53,263	3,594
Dataminr, Inc. Series D (a)(d)(e)	277,250	2,850
Delphix Corp. Series D (a)(d)(e)	675,445	4,046
Malwarebytes Corp. Series B (a)(d)(e)	1,056,193	14,322
Taboola.Com Ltd. Series E (a)(d)(e)	634,902	9,758
		40,767
TOTAL INFORMATION TECHNOLOGY		271,001

TOTAL CONVERTIBLE PREFERRED STOCKS		507,544

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	44,381	9,754
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (d)(e)	2,555,833	3,399

TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,153

TOTAL PREFERRED STOCKS
(Cost $361,545)		520,697
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. 10% 12/31/20 (c)(e)
(Cost $5,825)	5,825	5,825
	Shares	Value (000s)

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.39% (h)	26,883,274	26,889
Fidelity Securities Lending Cash Central Fund 1.40% (h)(i)	436,764,654	436,808
TOTAL MONEY MARKET FUNDS
(Cost $463,692)		463,697
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $13,519,033)		25,755,468
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(464,091)
NET ASSETS - 100%		$25,291,377

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,341,000 or 0.4% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $627,008,000 or 2.5% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
Appirio, Inc. (Escrow)	7/7/17	$20
Appirio, Inc. Series E (Escrow)	11/24/16	$156
AppNexus, Inc. Series E	8/1/14	$12,951
Atom Tickets LLC	8/15/17	$7,000
Axcella Health, Inc. Series C	1/30/15	$5,500
Blue Bottle Coffee, Inc. Class C (Escrow)	10/30/17	$1,481
Bracket Computing, Inc. Series C	9/9/15	$9,500
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$9,820
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$4,349
Compass, Inc. Series E	11/3/17	$3,594
ContextLogic, Inc. Series G	10/24/17	$18,017
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Dropbox, Inc. Class B	5/2/12	$9,084
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$962
Lyft, Inc. Series H	11/22/17	$28,600
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$10,293
Mulberry Health, Inc. Series A8	1/20/16	$18,432
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series A	5/22/15	$1,891
PAX Labs, Inc. Series C	5/22/15	$7,949
Peloton Interactive, Inc. Series E	3/31/17	$7,266
Reddit, Inc. Series B	7/26/17	$7,442
Roofoods Ltd. Series F	9/12/17	$14,829
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$23,515
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Starry, Inc. Series C	12/8/17	$5,379
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Topgolf International, Inc. Series F	11/10/17	$5,751
Tory Burch LLC	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$88
Fidelity Securities Lending Cash Central Fund	2,823
Total	$2,911

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
RH	$82,844	$--	$27,600	$--	$957	$17,773	$--
Total	$82,844	$--	$27,600	$--	$957	$17,773	$--

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$6,803,465	$6,558,989	$108,123	$136,353
Consumer Staples	1,185,595	1,068,359	41,460	75,776
Energy	518,136	518,136	--	--
Financials	1,113,008	1,102,884	--	10,124
Health Care	2,798,785	2,741,639	2,001	55,145
Industrials	1,495,562	1,426,394	15,561	53,607
Information Technology	10,588,483	10,072,150	220,184	296,149
Materials	695,495	695,495	--	--
Real Estate	19,735	19,735	--	--
Telecommunication Services	60,196	60,196	--	--
Utilities	7,486	7,486	--	--
Corporate Bonds	5,825	--	--	5,825
Money Market Funds	463,697	463,697	--	--
Total Investments in Securities:	$25,755,468	$24,735,160	$387,329	$632,979

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$338,669
Net Realized Gain (Loss) on Investment Securities	(3)
Net Unrealized Gain (Loss) on Investment Securities	(76,507)
Cost of Purchases	33,990
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$296,149
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$(76,507)
Other Investments in Securities
Beginning Balance	$209,155
Net Realized Gain (Loss) on Investment Securities	8,252
Net Unrealized Gain (Loss) on Investment Securities	69,317
Cost of Purchases	85,927
Proceeds of Sales	(29,339)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(6,482)
Ending Balance	$336,830
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$56,609

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.1%
Cayman Islands	3.6%
Singapore	1.9%
Germany	1.3%
Netherlands	1.1%
Others (Individually Less Than 1%)	6.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $431,174) — See accompanying schedule: Unaffiliated issuers (cost $13,055,341)	$25,291,771
Fidelity Central Funds (cost $463,692)	463,697
Total Investment in Securities (cost $13,519,033)		$25,755,468
Cash		1,372
Restricted cash		132
Foreign currency held at value (cost $1,496)		1,496
Receivable for investments sold		101,537
Receivable for fund shares sold		26,146
Dividends receivable		5,292
Interest receivable		66
Distributions receivable from Fidelity Central Funds		425
Prepaid expenses		32
Other receivables		1,196
Total assets		25,893,162
Liabilities
Payable for investments purchased	$123,904
Payable for fund shares redeemed	26,248
Accrued management fee	11,199
Other affiliated payables	2,489
Other payables and accrued expenses	1,133
Collateral on securities loaned	436,812
Total liabilities		601,785
Net Assets		$25,291,377
Net Assets consist of:
Paid in capital		$12,084,874
Distributions in excess of net investment income		(9,546)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		979,543
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,236,506
Net Assets		$25,291,377
Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($19,556,017 ÷ 205,252 shares)		$95.28
Class K:
Net Asset Value, offering price and redemption price per share ($5,735,360 ÷ 60,125 shares)		$95.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$76,454
Interest		112
Income from Fidelity Central Funds		2,911
Total income		79,477
Expenses
Management fee
Basic fee	$62,026
Performance adjustment	1,230
Transfer agent fees	13,818
Accounting and security lending fees	947
Custodian fees and expenses	227
Independent trustees' fees and expenses	32
Appreciation in deferred trustee compensation account	1
Registration fees	173
Audit	52
Legal	45
Interest	26
Miscellaneous	75
Total expenses before reductions	78,652
Expense reductions	(286)	78,366
Net investment income (loss)		1,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,551,901
Fidelity Central Funds	3
Other affiliated issuers	957
Foreign currency transactions	48
Total net realized gain (loss)		1,552,909
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,597,840
Fidelity Central Funds	(10)
Other affiliated issuers	17,773
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		2,615,621
Net gain (loss)		4,168,530
Net increase (decrease) in net assets resulting from operations		$4,169,641

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,111	$36,123
Net realized gain (loss)	1,552,909	1,207,375
Change in net unrealized appreciation (depreciation)	2,615,621	3,208,986
Net increase (decrease) in net assets resulting from operations	4,169,641	4,452,484
Distributions to shareholders from net investment income	(24,826)	(49,380)
Distributions to shareholders from net realized gain	(955,924)	(700,248)
Total distributions	(980,750)	(749,628)
Share transactions - net increase (decrease)	(555,825)	(433,489)
Total increase (decrease) in net assets	2,633,066	3,269,367
Net Assets
Beginning of period	22,658,311	19,388,944
End of period	$25,291,377	$22,658,311
Other Information
Undistributed net investment income end of period	$–	$14,169
Distributions in excess of net investment income end of period	$(9,546)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Growth Fund

	Six months ended January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$83.20	$69.52	$75.25	$66.72	$59.65	$47.38
Income from Investment Operations
Net investment income (loss)A	(.01)	.11	.09	.05	.15	.39
Net realized and unrealized gain (loss)	15.85	16.30	(2.16)	12.56	11.63	12.79
Total from investment operations	15.84	16.41	(2.07)	12.61	11.78	13.18
Distributions from net investment income	(.08)	(.15)	(.03)	(.09)	(.24)	(.23)
Distributions from net realized gain	(3.68)	(2.58)	(3.63)	(3.99)	(4.47)	(.68)
Total distributions	(3.76)	(2.73)	(3.66)	(4.08)	(4.71)	(.91)
Net asset value, end of period	$95.28	$83.20	$69.52	$75.25	$66.72	$59.65
Total ReturnB,C	19.60%	24.48%	(2.59)%	19.72%	21.07%	28.25%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%F	.70%	.82%	.89%	.80%	.76%
Expenses net of fee waivers, if any	.71%F	.70%	.82%	.89%	.80%	.76%
Expenses net of all reductions	.71%F	.69%	.82%	.88%	.80%	.74%
Net investment income (loss)	(.01)%F	.15%	.13%	.07%	.23%	.75%
Supplemental Data
Net assets, end of period (in millions)	$19,556	$16,993	$14,230	$15,346	$11,970	$12,927
Portfolio turnover rateG	37%F,H	43%H	50%H	51%H	57%H	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Blue Chip Growth Fund Class K

	Six months ended January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$83.34	$69.67	$75.36	$66.82	$59.74	$47.46
Income from Investment Operations
Net investment income (loss)A	.04	.19	.16	.13	.23	.47
Net realized and unrealized gain (loss)	15.85	16.32	(2.15)	12.57	11.64	12.79
Total from investment operations	15.89	16.51	(1.99)	12.70	11.87	13.26
Distributions from net investment income	(.16)	(.27)	(.07)	(.17)	(.33)	(.30)
Distributions from net realized gain	(3.68)	(2.58)	(3.63)	(3.99)	(4.47)	(.68)
Total distributions	(3.84)	(2.84)B	(3.70)	(4.16)	(4.79)C	(.98)
Net asset value, end of period	$95.39	$83.34	$69.67	$75.36	$66.82	$59.74
Total ReturnD,E	19.65%	24.63%	(2.47)%	19.84%	21.23%	28.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.59%	.70%	.78%	.68%	.61%
Expenses net of fee waivers, if any	.61%H	.59%	.70%	.77%	.68%	.61%
Expenses net of all reductions	.61%H	.58%	.70%	.77%	.67%	.60%
Net investment income (loss)	.08%H	.26%	.25%	.19%	.36%	.89%
Supplemental Data
Net assets, end of period (in millions)	$5,735	$5,665	$5,158	$5,898	$4,612	$3,506
Portfolio turnover rateI	37%H,J	43%J	50%J	51%J	57%J	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.267 and distributions from net realized gain of $2.576 per share.

 C Total distributions of $4.79 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $4.466 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$5,825	Market approach	Transaction price	$100.00	Increase
Equities	$627,154	Market approach	Transaction price	$0.92- $353.57 / $55.66	Increase
			Liquidity preference	$16.35 - $45.76 / $35.01	Increase
		Market comparable	Transaction price	$10.08- $330.00 / $216.05	Increase
			Enterprise value/Sales multiple (EV/S)	0.8 - 14.3 / 5.0	Increase
			Discount rate	7.5% - 69.1% / 17.9%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.1	Increase
			Price/Earnings multiple (P/E)	14.6	Increase
			Enterprise value/Gross profit (EV/GP)	5.5	Increase
			Premium rate	8.0% - 108.0% / 28.1%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 15.7%	Decrease
			Liquidity preference	$4.84 - $23.41 / $14.96	Increase
			Proxy premium	28.2% - 54.5% / 46.5%	Increase
		Book value	Book value multiple	1.0	Increase
			Discount rate	70.0%	Decrease
		Recovery value	Recovery value	0.2% - 2.3% / 1.5%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,497,060
Gross unrealized depreciation	(283,454)
Net unrealized appreciation (depreciation)	$12,213,606
Tax cost	$13,541,862

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $71,171 in these Subsidiaries, representing .28% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $4,304,353 and $4,939,838, respectively.

Redemptions In-Kind. During the period, 10,253 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $893,990. The net realized gain of $540,912 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,133 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $94,035. The Fund had a net realized gain of $55,844 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Blue Chip Growth. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Blue Chip Growth	$12,528.14
Class K	1,290.05
	$13,818

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $78 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$19,894	1.35%	$26

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,142 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $179,817. The Fund had a net realized gain of $107,301 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $32,990. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,823, including $217 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $165 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $116.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Blue Chip Growth	$14,640	$30,042
Class K	10,186	19,338
Total	$24,826	$49,380
From net realized gain
Blue Chip Growth	$722,426	$514,584
Class K	233,498	185,664
Total	$955,924	$700,248

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Blue Chip Growth
Shares sold	20,961	32,630	$1,849,583	$2,453,411
Reinvestment of distributions	8,154	7,584	698,554	519,650
Shares redeemed	(28,100)	(40,666)	(2,419,155)	(2,950,825)
Net increase (decrease)	1,015	(452)	$128,982	$22,236
Class K
Shares sold	7,482	13,260	$656,163	$986,030
Reinvestment of distributions	2,843	2,988	243,684	205,002
Shares redeemed	(18,175)(a)	(22,314)(b)	(1,584,654)(a)	(1,646,757)(b)
Net increase (decrease)	(7,850)	(6,066)	$(684,807)	$(455,725)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Blue Chip Growth	.71%
Actual		$1,000.00	$1,196.00	$3.93
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Class K	.61%
Actual		$1,000.00	$1,196.50	$3.38
Hypothetical-C		$1,000.00	$1,022.13	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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BCF-SANN-0318
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Fidelity® Blue Chip Growth K6 Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Amazon.com, Inc.	6.7
Alphabet, Inc. Class A	6.6
Apple, Inc.	6.1
Facebook, Inc. Class A	4.2
NVIDIA Corp.	3.1
Salesforce.com, Inc.	2.4
Tesla, Inc.	2.3
Microsoft Corp.	2.1
Visa, Inc. Class A	2.0
Home Depot, Inc.	2.0
37.5

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	41.6
Consumer Discretionary	27.2
Health Care	10.9
Industrials	6.3
Consumer Staples	4.6

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	99.5%
Convertible Securities	0.5%

 * Foreign investments - 13.7%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 26.8%
Auto Components - 0.1%
Aptiv PLC	7,925	$751,924
Automobiles - 2.3%
Tesla, Inc. (a)	79,049	28,007,851
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	9,820	451,720
Chegg, Inc. (a)	23,753	411,402
Grand Canyon Education, Inc. (a)	2,683	249,492
New Oriental Education & Technology Group, Inc. sponsored ADR	28,581	2,632,024
ServiceMaster Global Holdings, Inc. (a)	20,666	1,089,512
Weight Watchers International, Inc. (a)	3,600	231,444
		5,065,594
Hotels, Restaurants & Leisure - 3.6%
Alsea S.A.B. de CV	65,400	213,927
Caesars Entertainment Corp. (a)	84,378	1,177,073
Chipotle Mexican Grill, Inc. (a)	19,697	6,396,798
Del Taco Restaurants, Inc. (a)	637	8,071
Delta Corp. Ltd. (a)	31,848	173,270
Eldorado Resorts, Inc. (a)	3,600	124,380
Hilton Grand Vacations, Inc. (a)	5,300	238,341
Hyatt Hotels Corp. Class A (a)	3,000	243,900
Las Vegas Sands Corp.	21,168	1,640,943
Marriott International, Inc. Class A	20,163	2,970,816
Marriott Vacations Worldwide Corp.	2,500	380,825
McDonald's Corp.	60,452	10,345,755
Melco Crown Entertainment Ltd. sponsored ADR	23,217	691,402
MGM Mirage, Inc.	94,745	3,453,455
Penn National Gaming, Inc. (a)	48,430	1,545,401
Royal Caribbean Cruises Ltd.	17,484	2,334,988
Shake Shack, Inc. Class A (a)(b)	42,459	1,855,883
Starbucks Corp.	86,723	4,926,734
U.S. Foods Holding Corp. (a)	63,052	2,025,861
Vail Resorts, Inc.	2,126	464,659
Wyndham Worldwide Corp.	15,271	1,895,589
Yum China Holdings, Inc.	29,023	1,346,377
		44,454,448
Household Durables - 0.7%
D.R. Horton, Inc.	21,276	1,043,588
Forbo Holding AG (Reg.)	66	111,613
Neinor Homes SLU (c)	8,900	204,421
Newell Brands, Inc.	22,374	591,569
Panasonic Corp.	21,500	319,215
SodaStream International Ltd. (a)	40,352	3,172,878
Sony Corp.	59,800	2,868,072
		8,311,356
Internet & Direct Marketing Retail - 9.7%
Amazon.com, Inc. (a)	56,634	82,169,689
Boohoo.Com PLC (a)	183,603	483,187
Expedia, Inc.	2,495	319,385
JD.com, Inc. sponsored ADR (a)	198,183	9,756,549
Netflix, Inc. (a)	50,110	13,544,733
Priceline Group, Inc. (a)	5,790	11,070,770
Start Today Co. Ltd.	12,030	355,454
Wayfair LLC Class A (a)	3,259	299,861
		117,999,628
Leisure Products - 0.1%
Spin Master Corp. (a)(c)	17,008	733,280
Media - 0.4%
AMC Entertainment Holdings, Inc. Class A (b)	7,530	96,384
CBS Corp. Class B	5,875	338,459
China Literature Ltd. (a)(c)	61,788	640,182
Live Nation Entertainment, Inc. (a)	7,985	359,804
Naspers Ltd. Class N	7,689	2,195,453
The Walt Disney Co.	15,570	1,691,992
Vivendi SA	3,604	105,734
		5,428,008
Multiline Retail - 1.6%
Avenue Supermarts Ltd. (c)	3,665	68,021
B&M European Value Retail S.A.	64,052	378,237
Dollar General Corp.	7,200	742,464
Dollar Tree, Inc. (a)	135,836	15,621,140
Macy's, Inc.	25,209	654,174
Nordstrom, Inc.	4,741	233,779
Ollie's Bargain Outlet Holdings, Inc. (a)	9,610	533,836
Target Corp.	11,634	875,109
V-Mart Retail Ltd. (a)	6,054	141,563
		19,248,323
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	4,238	495,804
Burlington Stores, Inc. (a)	12,243	1,490,096
Dick's Sporting Goods, Inc.	14,394	452,835
Floor & Decor Holdings, Inc. Class A	21,518	1,009,194
Home Depot, Inc.	123,323	24,775,591
Lowe's Companies, Inc.	60,614	6,348,104
O'Reilly Automotive, Inc. (a)	4,268	1,129,697
RH (a)	37,439	3,518,892
Ross Stores, Inc.	39,511	3,255,311
The Children's Place Retail Stores, Inc.	4,117	616,727
TJX Companies, Inc.	46,286	3,717,692
		46,809,943
Textiles, Apparel & Luxury Goods - 4.1%
adidas AG	61,374	14,272,052
Canada Goose Holdings, Inc.	15,174	546,017
Despegar.com Corp.	14,805	450,812
G-III Apparel Group Ltd. (a)	20,059	749,204
Kering SA	15,400	7,797,083
lululemon athletica, Inc. (a)	61,938	4,844,171
LVMH Moet Hennessy - Louis Vuitton SA	4,475	1,401,799
Michael Kors Holdings Ltd. (a)	40,014	2,640,924
NIKE, Inc. Class B	78,185	5,333,781
Prada SpA	240,600	982,681
PVH Corp.	30,919	4,794,919
Shenzhou International Group Holdings Ltd.	28,000	289,032
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	80,397	3,311,552
Tapestry, Inc.	42,598	2,003,810
Under Armour, Inc. Class C (non-vtg.) (a)(b)	41,820	537,387
VF Corp.	8,969	727,745
		50,682,969

TOTAL CONSUMER DISCRETIONARY		327,493,324

CONSUMER STAPLES - 4.5%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	21,566	4,733,090
Diageo PLC	18,054	649,806
Dr. Pepper Snapple Group, Inc.	6,900	823,515
Fever-Tree Drinks PLC	17,505	608,438
Monster Beverage Corp. (a)	104,014	7,096,875
		13,911,724
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	41,516	8,090,223
Kroger Co.	53,283	1,617,672
Performance Food Group Co. (a)	34,850	1,197,098
Walmart, Inc.	7,100	756,860
		11,661,853
Food Products - 0.3%
Bunge Ltd.	10,193	809,630
ConAgra Foods, Inc.	3,200	121,600
Danone SA	3,772	324,643
Darling International, Inc. (a)	18,267	338,670
Lamb Weston Holdings, Inc.	10,643	623,680
Pinnacle Foods, Inc.	2,000	123,880
The Hain Celestial Group, Inc. (a)	35,509	1,354,313
		3,696,416
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	9,408	1,114,472
Personal Products - 1.1%
Coty, Inc. Class A	105,849	2,075,699
Estee Lauder Companies, Inc. Class A	14,429	1,947,338
Herbalife Ltd. (a)	58,296	4,837,985
Kose Corp.	4,807	830,165
Unilever NV (NY Reg.)	59,494	3,420,310
		13,111,497
Tobacco - 1.0%
British American Tobacco PLC:
(United Kingdom)	3,071	209,893
sponsored ADR	100,936	6,873,742
Imperial Tobacco Group PLC	58	2,387
Philip Morris International, Inc.	43,261	4,638,877
		11,724,899

TOTAL CONSUMER STAPLES		55,220,861

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Shelf Drilling Ltd. (c)	32,504	274,068
U.S. Silica Holdings, Inc.	10,773	358,633
		632,701
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp.	62,412	3,747,841
Andeavor	5,751	622,028
Bharat Petroleum Corp. Ltd.	19,080	147,783
Cenovus Energy, Inc.	45,066	429,776
Cimarex Energy Co.	18,908	2,121,478
Continental Resources, Inc. (a)	75,498	4,192,404
Diamondback Energy, Inc. (a)	20,633	2,589,442
EOG Resources, Inc.	23,059	2,651,785
Marathon Petroleum Corp.	5,235	362,628
Oasis Petroleum, Inc. (a)	37,875	327,998
Petronet LNG Ltd.	17,729	71,058
Phillips 66 Co.	597	61,133
Pioneer Natural Resources Co.	16,249	2,972,105
Reliance Industries Ltd.	89,514	1,353,836
Valero Energy Corp.	8,421	808,163
Whiting Petroleum Corp. (a)	43,663	1,219,071
		23,678,529

TOTAL ENERGY		24,311,230

FINANCIALS - 4.4%
Banks - 2.2%
Bank of America Corp.	308,519	9,872,608
Citigroup, Inc.	75,819	5,950,275
First Republic Bank	2,526	226,203
HDFC Bank Ltd. sponsored ADR	22,686	2,463,473
JPMorgan Chase & Co.	71,040	8,217,197
Kotak Mahindra Bank Ltd. (a)	18,502	322,810
		27,052,566
Capital Markets - 1.9%
BlackRock, Inc. Class A	8,739	4,909,570
CBOE Holdings, Inc.	21,083	2,833,344
Charles Schwab Corp.	40,182	2,143,308
E*TRADE Financial Corp. (a)	9,485	499,860
Fairfax India Holdings Corp. (a)	37,831	698,360
Goldman Sachs Group, Inc.	23,469	6,287,110
KKR & Co. LP	10,000	240,800
Morgan Stanley	54,435	3,078,299
MSCI, Inc.	2,673	372,162
TD Ameritrade Holding Corp.	33,569	1,872,815
The Blackstone Group LP	6,800	248,540
		23,184,168
Consumer Finance - 0.0%
Synchrony Financial	9,473	375,889
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	5,015	1,075,116
GDS Holdings Ltd. ADR (a)	4,300	122,722
		1,197,838
Insurance - 0.1%
Chubb Ltd.	3,161	493,590
MetLife, Inc.	8,870	426,381
The Travelers Companies, Inc.	3,365	504,481
		1,424,452
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	20,960	645,123

TOTAL FINANCIALS		53,880,036

HEALTH CARE - 10.9%
Biotechnology - 6.7%
AC Immune SA (a)	34,613	462,430
ACADIA Pharmaceuticals, Inc. (a)	11,734	350,964
Acceleron Pharma, Inc. (a)	3,918	162,636
Achaogen, Inc. (a)(b)	18,905	207,388
Agios Pharmaceuticals, Inc. (a)	13,606	1,071,609
Aimmune Therapeutics, Inc. (a)	22,448	790,394
Alexion Pharmaceuticals, Inc. (a)	83,230	9,931,004
Alkermes PLC (a)	48,932	2,797,442
Alnylam Pharmaceuticals, Inc. (a)	32,866	4,271,923
Amgen, Inc.	46,792	8,705,652
AnaptysBio, Inc.	4,882	514,514
Arena Pharmaceuticals, Inc. (a)	7,958	297,788
Ascendis Pharma A/S sponsored ADR (a)	13,728	699,716
BeiGene Ltd. ADR (a)	5,096	691,782
Biogen, Inc. (a)	26,945	9,371,740
BioMarin Pharmaceutical, Inc. (a)	19,025	1,716,626
bluebird bio, Inc. (a)	13,002	2,664,110
Blueprint Medicines Corp. (a)	731	57,493
Celgene Corp. (a)	44,900	4,542,084
Cellectis SA sponsored ADR (a)	2,736	86,075
Chimerix, Inc. (a)	3,552	17,014
Coherus BioSciences, Inc. (a)	28,512	287,971
CytomX Therapeutics, Inc. (a)	6,808	182,114
DBV Technologies SA sponsored ADR (a)	4,833	111,932
Denali Therapeutics, Inc. (a)	37,451	871,110
Editas Medicine, Inc. (a)(b)	27,075	988,508
Epizyme, Inc. (a)	14,920	240,958
Exact Sciences Corp. (a)	8,241	409,660
Exelixis, Inc. (a)	123,254	3,735,829
FibroGen, Inc. (a)	16,171	946,812
Flexion Therapeutics, Inc. (a)	3,607	81,482
GenSight Biologics SA (a)(c)	28,713	231,716
Global Blood Therapeutics, Inc. (a)	29,841	1,727,794
Grifols SA ADR	4,988	123,952
Heron Therapeutics, Inc. (a)	4,611	99,828
Insmed, Inc. (a)	6,333	161,112
Intellia Therapeutics, Inc. (a)	27,191	698,809
Intercept Pharmaceuticals, Inc. (a)	8,614	534,929
Ionis Pharmaceuticals, Inc. (a)	5,241	275,257
Ironwood Pharmaceuticals, Inc. Class A (a)	47,917	709,651
La Jolla Pharmaceutical Co. (a)	7,291	249,790
Merrimack Pharmaceuticals, Inc.	6,485	68,093
Momenta Pharmaceuticals, Inc. (a)	4,037	68,629
Neurocrine Biosciences, Inc. (a)	25,883	2,212,220
Portola Pharmaceuticals, Inc. (a)	17,134	879,146
Prothena Corp. PLC (a)	4,280	178,904
Radius Health, Inc. (a)(b)	3,836	144,464
Regeneron Pharmaceuticals, Inc. (a)	26,955	9,883,051
Sage Therapeutics, Inc. (a)	15,452	2,932,790
Sarepta Therapeutics, Inc. (a)	6,056	396,910
Seattle Genetics, Inc. (a)	17,336	906,673
Seres Therapeutics, Inc. (a)	2,033	20,533
Trevena, Inc. (a)	42,922	69,963
Ultragenyx Pharmaceutical, Inc. (a)	6,821	363,900
Vertex Pharmaceuticals, Inc. (a)	9,320	1,555,228
Xencor, Inc. (a)	11,743	267,271
Zai Lab Ltd. ADR	8,292	223,552
		82,250,925
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	1,500	364,410
Boston Scientific Corp. (a)	237,735	6,647,071
Danaher Corp.	20,831	2,109,764
Fisher & Paykel Healthcare Corp.	12,317	121,178
Hoya Corp.	1,600	82,181
Insulet Corp. (a)	9,421	720,989
Intuitive Surgical, Inc. (a)	20,355	8,786,643
Invuity, Inc. (a)	27,560	143,312
iRhythm Technologies, Inc. (a)	26,052	1,553,481
Novocure Ltd. (a)	6,716	150,774
Penumbra, Inc. (a)	657	65,437
Quanterix Corp. (a)	7,306	152,038
Stryker Corp.	731	120,162
		21,017,440
Health Care Providers & Services - 1.3%
Anthem, Inc.	4,840	1,199,594
Apollo Hospitals Enterprise Ltd.	20,074	367,244
Cigna Corp.	8,599	1,791,602
Humana, Inc.	23,261	6,555,648
OptiNose, Inc.	23,450	444,378
UnitedHealth Group, Inc.	22,808	5,400,478
		15,758,944
Health Care Technology - 0.2%
Cerner Corp. (a)	16,538	1,143,272
Evolent Health, Inc. (a)(b)	14,989	211,345
Teladoc, Inc. (a)	15,149	566,573
		1,921,190
Pharmaceuticals - 1.0%
Aclaris Therapeutics, Inc. (a)	7,703	170,390
Akcea Therapeutics, Inc. (b)	36,137	782,366
Allergan PLC	28,985	5,224,836
Avexis, Inc. (a)	2,070	256,121
Dermira, Inc. (a)	13,725	391,437
Dova Pharmaceuticals, Inc.	6,340	201,992
GW Pharmaceuticals PLC ADR (a)	7,409	1,023,405
Intersect ENT, Inc. (a)	5,345	199,636
Jazz Pharmaceuticals PLC (a)	9,386	1,367,916
Nektar Therapeutics (a)	7,397	618,463
Perrigo Co. PLC	2,600	235,612
Revance Therapeutics, Inc. (a)	3,269	105,589
The Medicines Company (a)	21,779	721,538
Theravance Biopharma, Inc. (a)	2,547	67,343
Zogenix, Inc. (a)	5,483	199,307
		11,565,951

TOTAL HEALTH CARE		132,514,450

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	142,318	402,656
Elbit Systems Ltd.	2,429	363,840
General Dynamics Corp.	1,000	222,480
Northrop Grumman Corp.	9,581	3,262,618
Raytheon Co.	7,772	1,623,882
The Boeing Co.	31,753	11,252,311
		17,127,787
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	33,563	3,169,690
Airlines - 1.4%
Allegiant Travel Co.	1,570	250,023
Azul SA sponsored ADR	19,143	558,784
Delta Air Lines, Inc.	68,395	3,882,784
InterGlobe Aviation Ltd. (c)	13,776	263,328
JetBlue Airways Corp. (a)	37,520	782,667
Ryanair Holdings PLC sponsored ADR (a)	1,927	236,462
Southwest Airlines Co.	106,392	6,468,634
Spirit Airlines, Inc. (a)	25,790	1,086,275
United Continental Holdings, Inc. (a)	42,687	2,895,032
Wizz Air Holdings PLC (a)(c)	12,082	594,065
		17,018,054
Building Products - 0.1%
Kajaria Ceramics Ltd.	24,787	246,330
Masco Corp.	32,203	1,438,186
		1,684,516
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	5,754	253,579
Evoqua Water Technologies Corp. (a)	16,672	381,122
HomeServe PLC	45,764	508,778
Novus Holdings Ltd.	2,365	984
		1,144,463
Construction & Engineering - 0.0%
Fluor Corp.	9,831	596,742
Electrical Equipment - 0.2%
AMETEK, Inc.	1,690	128,947
Fortive Corp.	7,717	586,646
Melrose Industries PLC	46,928	150,852
Nidec Corp.	2,400	386,265
Regal Beloit Corp.	16,474	1,283,325
Sensata Technologies Holding BV (a)	8,641	486,056
		3,022,091
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	21,523	3,436,577
ITT, Inc.	19,046	1,066,576
		4,503,153
Machinery - 1.6%
Allison Transmission Holdings, Inc.	11,193	495,178
Aumann AG (c)	6,559	542,346
Caterpillar, Inc.	70,592	11,490,966
Deere & Co.	3,600	599,112
Eicher Motors Ltd.	429	181,722
Fanuc Corp.	300	81,426
Gardner Denver Holdings, Inc.	16,900	584,402
Kennametal, Inc.	7,200	351,216
Minebea Mitsumi, Inc.	4,800	109,246
Parker Hannifin Corp.	1,563	314,819
Rational AG	764	536,876
SMC Corp.	200	98,567
WABCO Holdings, Inc. (a)	15,136	2,336,847
Xylem, Inc.	16,655	1,203,490
		18,926,213
Professional Services - 0.1%
IHS Markit Ltd. (a)	23,495	1,121,416
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	15,252	685,730
J.B. Hunt Transport Services, Inc.	13,791	1,666,367
Knight-Swift Transportation Holdings, Inc. Class A	13,047	649,610
Landstar System, Inc.	3,382	375,571
		3,377,278
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	8,951	267,526
United Rentals, Inc. (a)	21,047	3,811,822
Univar, Inc. (a)	14,497	432,880
Wolseley PLC	1,342	103,580
		4,615,808
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	9,677	65,292

TOTAL INDUSTRIALS		76,372,503

INFORMATION TECHNOLOGY - 41.6%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	6,788	1,872,266
NETGEAR, Inc. (a)	31,990	2,229,703
		4,101,969
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	1,292	119,859
Corning, Inc.	20,199	630,613
Dell Technologies, Inc. (a)	28,854	2,068,832
SYNNEX Corp.	865	106,161
		2,925,465
Internet Software & Services - 14.2%
2U, Inc. (a)	10,658	791,570
Akamai Technologies, Inc. (a)	11,734	786,061
Alibaba Group Holding Ltd. sponsored ADR (a)	54,082	11,048,412
Alphabet, Inc.:
Class A (a)	68,550	81,041,181
Class C (a)	8,397	9,823,986
ANGI Homeservices, Inc. Class A (a)	26,610	355,510
CarGurus, Inc. Class A	18,711	626,819
Facebook, Inc. Class A (a)	274,899	51,375,874
GoDaddy, Inc. (a)	9,421	520,322
Gogo, Inc. (a)(b)	120,080	1,157,571
GrubHub, Inc. (a)	1,582	114,300
IAC/InterActiveCorp (a)	822	119,165
LogMeIn, Inc.	828	104,162
Mail.Ru Group Ltd. GDR (Reg. S) (a)	25,769	845,223
Match Group, Inc. (a)	4,211	147,132
Momo, Inc. ADR (a)	20,748	654,184
NetEase, Inc. ADR	5,824	1,864,612
New Relic, Inc. (a)	7,923	473,241
Okta, Inc.	4,633	136,442
Shopify, Inc. Class A (a)	14,302	1,826,005
Stamps.com, Inc. (a)	5,919	1,206,588
Tencent Holdings Ltd.	128,100	7,569,102
Yandex NV Series A (a)	34,834	1,349,121
		173,936,583
IT Services - 4.6%
MasterCard, Inc. Class A	99,070	16,742,830
PayPal Holdings, Inc. (a)	141,211	12,048,123
Square, Inc. (a)	14,511	680,711
Teradata Corp. (a)	1,420	57,510
Vakrangee Ltd.	43,667	250,591
Visa, Inc. Class A	200,741	24,938,054
Worldpay, Inc. (a)	13,430	1,078,563
		55,796,382
Semiconductors & Semiconductor Equipment - 7.4%
ASM Pacific Technology Ltd.	46,000	628,022
ASML Holding NV	2,692	546,368
Broadcom Ltd.	97,016	24,062,878
Cypress Semiconductor Corp.	22,624	391,169
Inphi Corp. (a)	35,786	1,068,928
Intel Corp.	35,642	1,715,806
Lam Research Corp.	16,383	3,137,672
Marvell Technology Group Ltd.	216,291	5,046,069
Micron Technology, Inc. (a)	221,644	9,690,276
Monolithic Power Systems, Inc.	5,502	655,398
NVIDIA Corp.	152,112	37,389,130
Qualcomm, Inc.	53,168	3,628,716
Renesas Electronics Corp. (a)	101,400	1,194,920
WONIK IPS Co. Ltd. (a)	8,259	254,380
Xilinx, Inc.	7,242	528,811
		89,938,543
Software - 8.8%
Activision Blizzard, Inc.	246,015	18,237,092
Adobe Systems, Inc. (a)	52,340	10,455,438
Altair Engineering, Inc. Class A (a)	4,085	108,661
Atlassian Corp. PLC (a)	2,825	152,522
Autodesk, Inc. (a)	13,797	1,595,209
Electronic Arts, Inc. (a)	41,680	5,291,693
Globant SA (a)	2,478	112,600
HubSpot, Inc. (a)	2,087	202,543
Intuit, Inc.	8,932	1,499,683
Micro Focus International PLC	19,654	599,973
Microsoft Corp.	274,463	26,076,730
Nintendo Co. Ltd.	4,412	1,998,260
Paycom Software, Inc. (a)	22,202	2,034,591
Red Hat, Inc. (a)	22,762	2,990,472
RingCentral, Inc. (a)	4,530	245,979
SailPoint Technologies Holding, Inc. (a)	10,061	168,321
Salesforce.com, Inc. (a)	256,320	29,197,411
SendGrid, Inc. (a)	6,599	148,280
Snap, Inc. Class A (a)(b)	80,524	1,088,684
Take-Two Interactive Software, Inc. (a)	4,760	602,949
Talend SA ADR (a)	7,774	302,953
VMware, Inc. Class A (a)(b)	9,074	1,123,270
Workday, Inc. Class A (a)	18,561	2,225,278
Zendesk, Inc. (a)	24,888	958,686
		107,417,278
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	442,395	74,070,195
Samsung Electronics Co. Ltd.	26	60,638
		74,130,833

TOTAL INFORMATION TECHNOLOGY		508,247,053

MATERIALS - 2.7%
Chemicals - 2.3%
Cabot Corp.	4,300	290,852
CF Industries Holdings, Inc.	118,602	5,033,469
DowDuPont, Inc.	56,969	4,305,717
FMC Corp.	34,770	3,175,544
LG Chemical Ltd.	882	356,165
LyondellBasell Industries NV Class A	58,396	6,998,177
Nutrien Ltd. (a)	6,446	337,236
Orion Engineered Carbons SA	12,700	374,015
PPG Industries, Inc.	1,900	225,587
Sherwin-Williams Co.	1,110	462,992
The Chemours Co. LLC	83,809	4,326,221
The Mosaic Co.	4,500	122,850
Tronox Ltd. Class A	60,974	1,196,920
Westlake Chemical Corp.	7,374	830,312
		28,036,057
Construction Materials - 0.3%
Buzzi Unicem SpA	3,316	97,367
Eagle Materials, Inc.	14,249	1,596,600
Loma Negra Compania Industrial Argentina SA ADR (a)	16,672	396,127
Summit Materials, Inc.	60,957	1,947,576
		4,037,670
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	1,158,000	891,151
Franco-Nevada Corp.	2,724	208,286
Glencore Xstrata PLC	65,679	376,468
		1,475,905

TOTAL MATERIALS		33,549,632

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	1,397	635,900
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	140,286	775,921
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	25,386	1,652,629

TOTAL TELECOMMUNICATION SERVICES		2,428,550

UTILITIES - 0.0%
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	36,000	118,502
ENN Energy Holdings Ltd.	16,000	123,539
		242,041
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (a)	7,919	120,448

TOTAL UTILITIES		362,489

TOTAL COMMON STOCKS
(Cost $1,078,158,207)		1,215,016,028

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.4%
Lyft, Inc. Series H (d)(e)	100,639	4,000,008
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (d)(e)	9,181	127,005
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (d)(e)	11,802	231,376
TOTAL CONSUMER DISCRETIONARY		4,358,389
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (d)(e)	337	119,153
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (d)(e)	6,504	90,303
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
ContextLogic, Inc. Series G (d)(e)	2,862	385,033
Starry, Inc. Series C (d)(e)	158,250	145,907
		530,940
Software - 0.0%
Compass, Inc. Series E (d)(e)	1,181	79,692
TOTAL INFORMATION TECHNOLOGY		610,632

TOTAL CONVERTIBLE PREFERRED STOCKS		5,178,477

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	1,919	421,756
TOTAL PREFERRED STOCKS
(Cost $5,593,470)		5,600,233
	Principal Amount	Value

Convertible Bonds - 0.1%
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
PAX Labs, Inc. 10% 12/31/20 (c)(e)
(Cost $1,250,000)	1,250,000	1,250,000
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.39% (f)	549,789	549,899
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	3,878,427	3,878,815
TOTAL MONEY MARKET FUNDS
(Cost $4,428,714)		4,428,714
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,089,430,391)		1,226,294,975
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,727,079)
NET ASSETS - 100%		$1,221,567,896

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,801,427 or 0.4% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,178,477 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$90,303
Compass, Inc. Series E	11/3/17	$79,692
ContextLogic, Inc. Series G	10/24/17	$385,033
Lyft, Inc. Series H	11/22/17	$4,000,008
Roofoods Ltd. Series F	9/12/17	$119,153
Starry, Inc. Series C	12/8/17	$145,907
The Honest Co., Inc. Series E	9/28/17	$231,376
Topgolf International, Inc. Series F	11/10/17	$127,005

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,132
Fidelity Securities Lending Cash Central Fund	20,168
Total	$48,300

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$332,273,469	$322,970,540	$4,944,540	$4,358,389
Consumer Staples	55,340,014	53,206,354	2,014,507	119,153
Energy	24,311,230	24,311,230	--	--
Financials	53,880,036	53,880,036	--	--
Health Care	132,604,753	132,432,269	82,181	90,303
Industrials	76,372,503	75,696,999	675,504	--
Information Technology	508,857,685	497,484,771	10,762,282	610,632
Materials	33,549,632	33,549,632	--	--
Real Estate	635,900	635,900	--	--
Telecommunication Services	2,428,550	2,428,550	--	--
Utilities	362,489	362,489	--	--
Corporate Bonds	1,250,000	--	--	1,250,000
Money Market Funds	4,428,714	4,428,714	--	--
Total Investments in Securities:	$1,226,294,975	$1,201,387,484	$18,479,014	$6,428,477

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Cayman Islands	3.6%
Singapore	2.0%
Germany	1.4%
Netherlands	1.0%
Others (Individually Less Than 1%)	5.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,790,932) — See accompanying schedule: Unaffiliated issuers (cost $1,085,001,677)	$1,221,866,261
Fidelity Central Funds (cost $4,428,714)	4,428,714
Total Investment in Securities (cost $1,089,430,391)		$1,226,294,975
Foreign currency held at value (cost $72,437)		72,437
Receivable for investments sold		4,967,021
Receivable for fund shares sold		1,227,110
Dividends receivable		179,670
Interest receivable		14,583
Distributions receivable from Fidelity Central Funds		16,164
Other receivables		2,140
Total assets		1,232,774,100
Liabilities
Payable for investments purchased	$5,459,231
Payable for fund shares redeemed	1,458,441
Accrued management fee	405,746
Other payables and accrued expenses	4,061
Collateral on securities loaned	3,878,725
Total liabilities		11,206,204
Net Assets		$1,221,567,896
Net Assets consist of:
Paid in capital		$1,086,570,939
Distributions in excess of net investment income		(239,745)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,623,560)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		136,860,262
Net Assets, for 98,541,660 shares outstanding		$1,221,567,896
Net Asset Value, offering price and redemption price per share ($1,221,567,896 ÷ 98,541,660 shares)		$12.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$1,769,846
Interest		23,858
Income from Fidelity Central Funds		48,300
Total income		1,842,004
Expenses
Management fee	$1,347,460
Independent trustees' fees and expenses	758
Total expenses before reductions	1,348,218
Expense reductions	(3,753)	1,344,465
Net investment income (loss)		497,539
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,516,204)
Fidelity Central Funds	90
Foreign currency transactions	8,747
Total net realized gain (loss)		(1,507,367)
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,062)	138,170,551
Assets and liabilities in foreign currencies	(260)
Total change in net unrealized appreciation (depreciation)		138,170,291
Net gain (loss)		136,662,924
Net increase (decrease) in net assets resulting from operations		$137,160,463

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	For the period May 25, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$497,539	$(2,606)
Net realized gain (loss)	(1,507,367)	(159)
Change in net unrealized appreciation (depreciation)	138,170,291	(1,310,029)
Net increase (decrease) in net assets resulting from operations	137,160,463	(1,312,794)
Distributions to shareholders from net investment income	(737,284)	–
Distributions to shareholders from net realized gain	(113,428)	–
Total distributions	(850,712)	–
Share transactions
Proceeds from sales of shares	977,788,444	181,817,461
Reinvestment of distributions	850,712	–
Cost of shares redeemed	(73,604,261)	(281,417)
Net increase (decrease) in net assets resulting from share transactions	905,034,895	181,536,044
Total increase (decrease) in net assets	1,041,344,646	180,223,250
Net Assets
Beginning of period	180,223,250	–
End of period	$1,221,567,896	$180,223,250
Other Information
Distributions in excess of net investment income end of period	$(239,745)	$–
Shares
Sold	87,474,258	17,490,141
Issued in reinvestment of distributions	75,151	–
Redeemed	(6,470,621)	(27,269)
Net increase (decrease)	81,078,788	17,462,872

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Growth K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.32	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	–C
Net realized and unrealized gain (loss)	2.09	.32D
Total from investment operations	2.10	.32
Distributions from net investment income	(.01)	–
Distributions from net realized gain	–C	–
Total distributions	(.02)E	–
Net asset value, end of period	$12.40	$10.32
Total ReturnF,G	20.31%	3.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	.45%J	.45%J
Expenses net of fee waivers, if any	.45%J	.45%J
Expenses net of all reductions	.45%J	.45%J
Net investment income (loss)	.17%J	(.24)%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,221,568	$180,223
Portfolio turnover rateK,L	38%J	0%M

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.02 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.002 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Blue Chip Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$147,974,213
Gross unrealized depreciation	(11,695,304)
Net unrealized appreciation (depreciation)	$136,278,909
Tax cost	$1,090,016,066

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $236,596,401 and $97,460,061, respectively.

Exchanges In-Kind. During the period, unaffiliated entities completed exchanges in-kind with the Fund. The unaffiliated entities delivered investments and cash valued at $766,582,959 in exchange for 68,876,454 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,551 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $179,817,385 in exchange for 17,290,133 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $485,923. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,168, including $379 from securities loaned to FCM.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,739 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.45%	$1,000.00	$1,203.10	$2.50
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Blue Chip Value Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Berkshire Hathaway, Inc. Class B	6.6
Wells Fargo & Co.	5.0
Amgen, Inc.	3.8
JPMorgan Chase & Co.	3.8
CVS Health Corp.	3.4
U.S. Bancorp	3.1
Cigna Corp.	3.0
Prudential PLC	2.8
CBRE Group, Inc.	2.6
United Technologies Corp.	2.5
36.6

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Financials	33.2
Health Care	14.4
Consumer Discretionary	12.2
Consumer Staples	9.8
Energy	8.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 22.6%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Media - 10.2%
CBS Corp. Class B	49,300	$2,840,173
Interpublic Group of Companies, Inc.	263,600	5,770,204
Lions Gate Entertainment Corp. Class B (a)	163,377	5,228,064
The Walt Disney Co.	84,600	9,193,482
Time Warner, Inc.	111,000	10,583,850
Twenty-First Century Fox, Inc. Class A	244,300	9,014,670
		42,630,443
Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp.	54,000	8,374,320

TOTAL CONSUMER DISCRETIONARY		51,004,763

CONSUMER STAPLES - 9.8%
Beverages - 1.8%
C&C Group PLC	2,059,712	7,710,065
Food & Staples Retailing - 3.4%
CVS Health Corp.	178,900	14,077,641
Safeway, Inc.:
rights (a)(b)	48,800	0
rights (a)(b)	48,800	42,456
		14,120,097
Food Products - 3.1%
Kellogg Co.	68,800	4,685,968
The J.M. Smucker Co.	65,700	8,336,673
		13,022,641
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	93,300	6,353,730

TOTAL CONSUMER STAPLES		41,206,533

ENERGY - 8.7%
Energy Equipment & Services - 1.6%
Baker Hughes, a GE Co. Class A	202,800	6,520,020
Oil, Gas & Consumable Fuels - 7.1%
GasLog Partners LP	246,300	5,837,310
Golar LNG Partners LP	219,800	4,824,610
Teekay Corp. (c)	809,100	6,602,256
Teekay LNG Partners LP	433,300	8,557,675
Teekay Offshore Partners LP	1,554,200	3,885,500
		29,707,351

TOTAL ENERGY		36,227,371

FINANCIALS - 33.2%
Banks - 11.9%
JPMorgan Chase & Co.	135,216	15,640,435
U.S. Bancorp	228,897	13,079,175
Wells Fargo & Co.	319,398	21,010,000
		49,729,610
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	23,400	6,268,626
Consumer Finance - 3.4%
Capital One Financial Corp.	57,033	5,929,151
Discover Financial Services	105,700	8,434,860
		14,364,011
Diversified Financial Services - 6.6%
Berkshire Hathaway, Inc. Class B (a)	130,000	27,869,399
Insurance - 9.8%
Allstate Corp.	90,400	8,928,808
Chubb Ltd.	63,900	9,977,985
Prudential PLC	426,798	11,553,458
The Travelers Companies, Inc.	69,900	10,479,408
		40,939,659

TOTAL FINANCIALS		139,171,305

HEALTH CARE - 14.4%
Biotechnology - 5.3%
Amgen, Inc.	86,300	16,056,115
Dyax Corp. rights 12/31/19 (a)(b)	236,600	806,806
Shire PLC sponsored ADR	37,068	5,191,003
		22,053,924
Health Care Providers & Services - 6.1%
Anthem, Inc.	41,100	10,186,635
Cigna Corp.	59,300	12,355,155
McKesson Corp.	17,700	2,989,176
		25,530,966
Pharmaceuticals - 3.0%
Allergan PLC	34,300	6,182,918
Bayer AG	49,900	6,538,764
		12,721,682

TOTAL HEALTH CARE		60,306,572

INDUSTRIALS - 5.7%
Aerospace & Defense - 2.5%
United Technologies Corp.	76,800	10,599,168
Professional Services - 3.2%
Dun & Bradstreet Corp.	56,200	6,953,626
Nielsen Holdings PLC	170,500	6,378,405
		13,332,031

TOTAL INDUSTRIALS		23,931,199

INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 2.1%
Cisco Systems, Inc.	214,985	8,930,477
Internet Software & Services - 1.4%
Alphabet, Inc. Class A (a)	4,900	5,792,878
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A	90,700	7,072,786
The Western Union Co.	254,500	5,291,055
		12,363,841
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	14,100	2,360,763

TOTAL INFORMATION TECHNOLOGY		29,447,959

MATERIALS - 3.0%
Chemicals - 3.0%
LyondellBasell Industries NV Class A	51,800	6,207,712
Monsanto Co.	53,700	6,540,660
		12,748,372
REAL ESTATE - 2.6%
Real Estate Management & Development - 2.6%
CBRE Group, Inc. (a)	236,900	10,823,961
UTILITIES - 1.9%
Electric Utilities - 1.9%
Exelon Corp.	200,900	7,736,659
TOTAL COMMON STOCKS
(Cost $326,817,508)		412,604,694

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.39% (d)	4,551,567	4,552,478
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	7,281,006	7,281,734
TOTAL MONEY MARKET FUNDS
(Cost $11,834,590)		11,834,212
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $338,652,098)		424,438,906
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(5,649,988)
NET ASSETS - 100%		$418,788,918

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,942
Fidelity Securities Lending Cash Central Fund	317,502
Total	$390,444

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$51,004,763	$51,004,763	$--	$--
Consumer Staples	41,206,533	41,164,077	--	42,456
Energy	36,227,371	36,227,371	--	--
Financials	139,171,305	127,617,847	11,553,458	--
Health Care	60,306,572	52,961,002	6,538,764	806,806
Industrials	23,931,199	23,931,199	--	--
Information Technology	29,447,959	29,447,959	--	--
Materials	12,748,372	12,748,372	--	--
Real Estate	10,823,961	10,823,961	--	--
Utilities	7,736,659	7,736,659	--	--
Money Market Funds	11,834,212	11,834,212	--	--
Total Investments in Securities:	$424,438,906	$405,497,422	$18,092,222	$849,262

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$6,088,520
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	77.4%
Marshall Islands	7.1%
United Kingdom	4.3%
Ireland	3.3%
Switzerland	2.4%
Germany	1.5%
Netherlands	1.5%
Bailiwick of Jersey	1.3%
Canada	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,601,440) — See accompanying schedule: Unaffiliated issuers (cost $326,817,508)	$412,604,694
Fidelity Central Funds (cost $11,834,590)	11,834,212
Total Investment in Securities (cost $338,652,098)		$424,438,906
Receivable for investments sold		1,681,485
Receivable for fund shares sold		449,444
Dividends receivable		188,812
Distributions receivable from Fidelity Central Funds		44,399
Prepaid expenses		583
Other receivables		3,118
Total assets		426,806,747
Liabilities
Payable for fund shares redeemed	$453,412
Accrued management fee	179,659
Other affiliated payables	73,943
Other payables and accrued expenses	29,815
Collateral on securities loaned	7,281,000
Total liabilities		8,017,829
Net Assets		$418,788,918
Net Assets consist of:
Paid in capital		$385,061,981
Distributions in excess of net investment income		(293,926)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(51,765,942)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,786,805
Net Assets, for 20,410,831 shares outstanding		$418,788,918
Net Asset Value, offering price and redemption price per share ($418,788,918 ÷ 20,410,831 shares)		$20.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$3,210,299
Income from Fidelity Central Funds (including $317,502 from security lending)		390,444
Total income		3,600,743
Expenses
Management fee
Basic fee	$1,090,347
Performance adjustment	(60,311)
Transfer agent fees	372,956
Accounting and security lending fees	79,155
Custodian fees and expenses	3,822
Independent trustees' fees and expenses	783
Registration fees	7,528
Audit	33,775
Legal	743
Miscellaneous	1,411
Total expenses before reductions	1,530,209
Expense reductions	(6,151)	1,524,058
Net investment income (loss)		2,076,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,163,047
Fidelity Central Funds	920
Foreign currency transactions	3,795
Total net realized gain (loss)		4,167,762
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	32,156,254
Fidelity Central Funds	(189)
Total change in net unrealized appreciation (depreciation)		32,156,065
Net gain (loss)		36,323,827
Net increase (decrease) in net assets resulting from operations		$38,400,512

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,076,685	$4,330,903
Net realized gain (loss)	4,167,762	20,725,978
Change in net unrealized appreciation (depreciation)	32,156,065	41,416,367
Net increase (decrease) in net assets resulting from operations	38,400,512	66,473,248
Distributions to shareholders from net investment income	(4,465,976)	(4,486,672)
Distributions to shareholders from net realized gain	(81,343)	–
Total distributions	(4,547,319)	(4,486,672)
Share transactions
Proceeds from sales of shares	32,759,368	70,221,494
Reinvestment of distributions	4,381,389	4,351,879
Cost of shares redeemed	(64,435,338)	(181,506,778)
Net increase (decrease) in net assets resulting from share transactions	(27,294,581)	(106,933,405)
Total increase (decrease) in net assets	6,558,612	(44,946,829)
Net Assets
Beginning of period	412,230,306	457,177,135
End of period	$418,788,918	$412,230,306
Other Information
Undistributed net investment income end of period	$–	$2,095,365
Distributions in excess of net investment income end of period	$(293,926)	$–
Shares
Sold	1,709,654	3,956,093
Issued in reinvestment of distributions	233,439	258,721
Redeemed	(3,399,561)	(10,583,646)
Net increase (decrease)	(1,456,468)	(6,368,832)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Value Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.85	$16.19	$16.88	$15.22	$13.32	$10.26
Income from Investment Operations
Net investment income (loss)A	.10	.18	.19	.35B	.18	.18
Net realized and unrealized gain (loss)	1.79	2.66	(.59)	1.54	1.81	3.17
Total from investment operations	1.89	2.84	(.40)	1.89	1.99	3.35
Distributions from net investment income	(.21)	(.18)	(.28)	(.23)	(.09)	(.29)
Distributions from net realized gain	–C	–	(.01)	–	–	–
Total distributions	(.22)D	(.18)	(.29)	(.23)	(.09)	(.29)
Net asset value, end of period	$20.52	$18.85	$16.19	$16.88	$15.22	$13.32
Total ReturnE,F	10.12%	17.68%	(2.31)%	12.52%	14.99%	33.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	.76%I	.79%	.88%	.82%	.66%	.64%
Expenses net of fee waivers, if any	.76%I	.79%	.88%	.82%	.66%	.64%
Expenses net of all reductions	.76%I	.78%	.88%	.82%	.66%	.62%
Net investment income (loss)	1.03%I	1.04%	1.23%	2.15%B	1.28%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$418,789	$412,230	$457,177	$410,968	$329,826	$281,860
Portfolio turnover rateJ	25%I	32%	54%	138%	102%K	88%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.35%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$94,056,835
Gross unrealized depreciation	(11,411,731)
Net unrealized appreciation (depreciation)	$82,645,104
Tax cost	$341,793,802

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(52,900,254)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $50,036,088 and $80,004,058, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $977 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $582 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,139 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $22.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,990.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.76%	$1,000.00	$1,101.20	$4.03
Hypothetical-C		$1,000.00	$1,021.37	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BCV-SANN-0318
1.789715.115

Fidelity® Dividend Growth Fund Class K Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Wells Fargo & Co.	2.9
JPMorgan Chase & Co.	2.9
Bank of America Corp.	2.8
Comcast Corp. Class A	2.4
Exxon Mobil Corp.	2.3
Verizon Communications, Inc.	2.1
Chevron Corp.	2.0
Altria Group, Inc.	1.9
Amgen, Inc.	1.7
Cisco Systems, Inc.	1.7
22.7

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Consumer Discretionary	19.7
Financials	16.6
Industrials	11.8
Information Technology	11.0
Health Care	10.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks	91.7%
Short-Term Investments and Net Other Assets (Liabilities)	8.3%

 * Foreign investments - 6.5%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 2.2%
Adient PLC	52,100	$3,376
Aptiv PLC	340,100	32,269
BorgWarner, Inc.	233,300	13,125
Cooper Tire & Rubber Co.	116,200	4,543
Delphi Technologies PLC	113,366	6,261
Gentex Corp.	1,480,900	35,068
Lear Corp.	169,600	32,757
Tenneco, Inc.	278,200	16,138
The Goodyear Tire & Rubber Co.	737,400	25,676
		169,213
Automobiles - 0.7%
General Motors Co.	891,600	37,813
Thor Industries, Inc.	124,300	16,987
		54,800
Distributors - 0.5%
Genuine Parts Co.	343,900	35,790
Diversified Consumer Services - 1.0%
Graham Holdings Co.	60,100	35,726
H&R Block, Inc.	1,592,300	42,260
		77,986
Household Durables - 1.0%
Lennar Corp.:
Class A	718,800	45,040
Class B	13,702	694
Tupperware Brands Corp.	530,900	30,665
		76,399
Leisure Products - 0.3%
Brunswick Corp.	335,600	21,069
Media - 7.2%
CBS Corp. Class B	275,900	15,895
Cinemark Holdings, Inc.	848,800	31,236
Comcast Corp. Class A	4,293,292	182,594
Interpublic Group of Companies, Inc.	1,975,600	43,246
Omnicom Group, Inc.	529,400	40,579
Sinclair Broadcast Group, Inc. Class A	567,900	21,069
Tegna, Inc.	1,845,700	26,707
The Walt Disney Co.	613,200	66,636
Time Warner, Inc.	379,900	36,223
Twenty-First Century Fox, Inc. Class A	2,011,100	74,210
Viacom, Inc. Class B (non-vtg.)	649,600	21,710
		560,105
Multiline Retail - 1.4%
Dollar General Corp.	463,100	47,755
Macy's, Inc.	502,700	13,045
Target Corp.	659,100	49,578
		110,378
Specialty Retail - 4.1%
Bed Bath & Beyond, Inc.	341,900	7,891
Best Buy Co., Inc.	432,900	31,628
Dick's Sporting Goods, Inc.	353,200	11,112
Foot Locker, Inc.	434,079	21,335
Gap, Inc.	777,400	25,841
L Brands, Inc.	227,200	11,380
Lowe's Companies, Inc.	633,900	66,388
Ross Stores, Inc.	614,500	50,629
TJX Companies, Inc.	712,100	57,196
Tractor Supply Co.	132,400	10,096
Williams-Sonoma, Inc. (a)	490,600	25,133
		318,629
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	259,900	31,266
Ralph Lauren Corp.	296,400	33,881
Tapestry, Inc.	731,000	34,386
		99,533

TOTAL CONSUMER DISCRETIONARY		1,523,902

CONSUMER STAPLES - 10.2%
Beverages - 0.5%
Dr. Pepper Snapple Group, Inc.	337,808	40,317
Food & Staples Retailing - 3.5%
CVS Health Corp.	963,900	75,849
Kroger Co.	1,601,418	48,619
Walgreens Boots Alliance, Inc.	661,400	49,777
Walmart, Inc.	885,000	94,341
		268,586
Food Products - 2.7%
Campbell Soup Co.	906,800	42,212
ConAgra Foods, Inc.	1,409,500	53,561
General Mills, Inc.	468,200	27,385
Ingredion, Inc.	178,700	25,668
The J.M. Smucker Co.	238,400	30,251
The Kraft Heinz Co.	41,300	3,238
Tyson Foods, Inc. Class A	374,200	28,480
		210,795
Household Products - 1.1%
Energizer Holdings, Inc.	519,900	30,269
Kimberly-Clark Corp.	427,000	49,959
		80,228
Tobacco - 2.4%
Altria Group, Inc.	2,105,600	148,108
British American Tobacco PLC (United Kingdom)	532,760	36,412
		184,520

TOTAL CONSUMER STAPLES		784,446

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	1,213,900	152,162
Exxon Mobil Corp.	2,065,197	180,292
Phillips 66 Co.	337,400	34,550
Suncor Energy, Inc.	1,138,500	41,245
Total SA sponsored ADR (a)	648,471	37,650
Valero Energy Corp.	386,000	37,044
		482,943
FINANCIALS - 16.6%
Banks - 10.1%
Bank of America Corp.	6,798,617	217,556
JPMorgan Chase & Co.	1,912,535	221,223
U.S. Bancorp	2,025,969	115,764
Wells Fargo & Co.	3,441,793	226,396
		780,939
Capital Markets - 0.2%
Diamond Hill Investment Group, Inc.	56,538	11,893
KKR & Co. LP	192,000	4,623
		16,516
Consumer Finance - 0.0%
Imperial Holdings, Inc. warrants 4/11/19 (b)	48,012	0
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (b)	513,200	110,020
Insurance - 4.8%
Allstate Corp.	500,000	49,385
Chubb Ltd.	674,900	105,386
First American Financial Corp.	189,672	11,204
Marsh & McLennan Companies, Inc.	414,100	34,586
MetLife, Inc.	1,267,200	60,914
The Travelers Companies, Inc.	734,700	110,146
		371,621

TOTAL FINANCIALS		1,279,096

HEALTH CARE - 10.7%
Biotechnology - 2.5%
Amgen, Inc.	713,710	132,786
Gilead Sciences, Inc.	688,700	57,713
		190,499
Health Care Equipment & Supplies - 0.4%
Medtronic PLC	399,503	34,313
Health Care Providers & Services - 5.0%
Aetna, Inc.	118,500	22,138
AmerisourceBergen Corp.	411,300	40,994
Anthem, Inc.	401,800	99,586
Cardinal Health, Inc.	742,400	53,297
Cigna Corp.	218,200	45,462
McKesson Corp.	217,300	36,698
Quest Diagnostics, Inc.	399,100	42,233
UnitedHealth Group, Inc.	86,000	20,363
Universal Health Services, Inc. Class B	202,000	24,543
		385,314
Pharmaceuticals - 2.8%
GlaxoSmithKline PLC	2,078,146	38,683
Johnson & Johnson	553,243	76,453
Pfizer, Inc.	1,977,900	73,261
Sanofi SA	332,494	29,343
		217,740

TOTAL HEALTH CARE		827,866

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.0%
General Dynamics Corp.	224,400	49,925
Rockwell Collins, Inc.	188,900	26,161
United Technologies Corp.	559,600	77,230
		153,316
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	410,700	52,290
Airlines - 1.8%
Allegiant Travel Co.	90,700	14,444
American Airlines Group, Inc.	698,100	37,921
Delta Air Lines, Inc.	1,012,700	57,491
Southwest Airlines Co.	523,700	31,841
		141,697
Building Products - 0.3%
Johnson Controls International PLC	675,700	26,440
Commercial Services & Supplies - 0.5%
Deluxe Corp.	560,800	41,651
Construction & Engineering - 0.1%
Fluor Corp.	166,500	10,107
Electrical Equipment - 0.4%
Acuity Brands, Inc.	191,700	29,606
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	387,300	61,840
Machinery - 1.4%
Allison Transmission Holdings, Inc.	382,002	16,900
Crane Co.	426,500	42,624
Snap-On, Inc.	269,200	46,117
		105,641
Professional Services - 0.9%
Dun & Bradstreet Corp.	288,200	35,659
Korn/Ferry International	125,800	5,606
Manpower, Inc.	219,300	28,814
		70,079
Road & Rail - 2.4%
Norfolk Southern Corp.	437,300	65,980
Union Pacific Corp.	894,600	119,429
		185,409
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	127,900	34,490

TOTAL INDUSTRIALS		912,566

INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 2.1%
Cisco Systems, Inc.	3,143,086	130,564
InterDigital, Inc.	28,500	2,224
Juniper Networks, Inc.	1,247,000	32,609
		165,397
Electronic Equipment & Components - 0.2%
Avnet, Inc.	186,500	7,926
TE Connectivity Ltd.	101,200	10,376
		18,302
IT Services - 1.0%
CSRA, Inc.	1,193,200	39,710
Leidos Holdings, Inc.	393,700	26,220
The Western Union Co.	385,000	8,004
		73,934
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	2,143,400	103,183
Qualcomm, Inc.	1,146,583	78,254
		181,437
Software - 2.0%
CA Technologies, Inc.	987,900	35,416
Microsoft Corp.	428,816	40,742
Oracle Corp.	1,515,000	78,159
		154,317
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	521,718	87,351
Hewlett Packard Enterprise Co.	2,748,700	45,079
HP, Inc.	1,958,300	45,668
NetApp, Inc.	221,100	13,598
Seagate Technology LLC	595,500	32,872
Xerox Corp.	947,100	32,325
		256,893

TOTAL INFORMATION TECHNOLOGY		850,280

MATERIALS - 2.6%
Chemicals - 1.5%
Huntsman Corp.	135,700	4,691
LyondellBasell Industries NV Class A	674,400	80,820
Monsanto Co.	165,400	20,146
The Chemours Co. LLC	226,600	11,697
		117,354
Metals & Mining - 1.1%
Nucor Corp.	580,200	38,850
Steel Dynamics, Inc.	904,800	41,078
		79,928

TOTAL MATERIALS		197,282

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
National Retail Properties, Inc.	322,600	12,801
Spirit Realty Capital, Inc.	911,600	7,448
Store Capital Corp.	565,800	13,868
VEREIT, Inc.	1,095,200	7,885
		42,002
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	2,947,700	159,382
UTILITIES - 0.3%
Electric Utilities - 0.1%
Great Plains Energy, Inc.	182,600	5,683
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	1,429,900	16,530

TOTAL UTILITIES		22,213

TOTAL COMMON STOCKS
(Cost $5,531,415)		7,081,978

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 1.39% (c)	630,358,601	630,485
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	22,715,415	22,718
TOTAL MONEY MARKET FUNDS
(Cost $653,198)		653,203
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $6,184,613)		7,735,181
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,807)
NET ASSETS - 100%		$7,726,374

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,919
Fidelity Securities Lending Cash Central Fund	84
Total	$2,003

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,523,902	$1,523,902	$--	$--
Consumer Staples	784,446	748,034	36,412	--
Energy	482,943	482,943	--	--
Financials	1,279,096	1,279,096	--	--
Health Care	827,866	759,840	68,026	--
Industrials	912,566	912,566	--	--
Information Technology	850,280	850,280	--	--
Materials	197,282	197,282	--	--
Real Estate	42,002	42,002	--	--
Telecommunication Services	159,382	159,382	--	--
Utilities	22,213	22,213	--	--
Money Market Funds	653,203	653,203	--	--
Total Investments in Securities:	$7,735,181	$7,630,743	$104,438	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,859) — See accompanying schedule: Unaffiliated issuers (cost $5,531,415)	$7,081,978
Fidelity Central Funds (cost $653,198)	653,203
Total Investment in Securities (cost $6,184,613)		$7,735,181
Receivable for investments sold		32,902
Receivable for fund shares sold		1,735
Dividends receivable		5,194
Distributions receivable from Fidelity Central Funds		591
Prepaid expenses		11
Other receivables		859
Total assets		7,776,473
Liabilities
Payable to custodian bank	$4
Payable for investments purchased	17,682
Payable for fund shares redeemed	5,933
Accrued management fee	2,190
Other affiliated payables	907
Other payables and accrued expenses	663
Collateral on securities loaned	22,720
Total liabilities		50,099
Net Assets		$7,726,374
Net Assets consist of:
Paid in capital		$5,685,683
Undistributed net investment income		6,208
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		483,875
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,550,608
Net Assets		$7,726,374
Dividend Growth:
Net Asset Value, offering price and redemption price per share ($6,463,255 ÷ 187,903 shares)		$34.40
Class K:
Net Asset Value, offering price and redemption price per share ($1,263,119 ÷ 36,767 shares)		$34.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$86,029
Interest		1,030
Income from Fidelity Central Funds		2,003
Total income		89,062
Expenses
Management fee
Basic fee	$20,251
Performance adjustment	(7,672)
Transfer agent fees	4,892
Accounting and security lending fees	594
Custodian fees and expenses	59
Independent trustees' fees and expenses	15
Registration fees	22
Audit	42
Legal	15
Miscellaneous	22
Total expenses before reductions	18,240
Expense reductions	(444)	17,796
Net investment income (loss)		71,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,171,623
Fidelity Central Funds	29
Foreign currency transactions	268
Total net realized gain (loss)		1,171,920
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(154,597)
Fidelity Central Funds	(31)
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		(154,610)
Net gain (loss)		1,017,310
Net increase (decrease) in net assets resulting from operations		$1,088,576

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,266	$120,267
Net realized gain (loss)	1,171,920	505,117
Change in net unrealized appreciation (depreciation)	(154,610)	287,960
Net increase (decrease) in net assets resulting from operations	1,088,576	913,344
Distributions to shareholders from net investment income	(127,264)	(120,213)
Distributions to shareholders from net realized gain	(1,053,472)	–
Total distributions	(1,180,736)	(120,213)
Share transactions - net increase (decrease)	389,281	(903,170)
Total increase (decrease) in net assets	297,121	(110,039)
Net Assets
Beginning of period	7,429,253	7,539,292
End of period	$7,726,374	$7,429,253
Other Information
Undistributed net investment income end of period	$6,208	$62,206

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Dividend Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.06	$31.51	$34.46	$37.27	$35.33	$28.61
Income from Investment Operations
Net investment income (loss)A	.32	.53	.48	.49	.56	.40
Net realized and unrealized gain (loss)	4.66	3.53	(.61)B	2.71	4.98	7.12
Total from investment operations	4.98	4.06	(.13)	3.20	5.54	7.52
Distributions from net investment income	(.60)	(.51)	(.47)	(.51)	(.37)	(.30)
Distributions from net realized gain	(5.04)	–	(2.36)	(5.49)	(3.23)	(.50)
Total distributions	(5.64)	(.51)	(2.82)C	(6.01)D	(3.60)	(.80)
Net asset value, end of period	$34.40	$35.06	$31.51	$34.46	$37.27	$35.33
Total ReturnE,F	15.65%	13.06%	.26%B	9.54%	17.30%	26.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.52%	.62%	.69%	.56%	.63%
Expenses net of fee waivers, if any	.51%I	.52%	.61%	.68%	.56%	.63%
Expenses net of all reductions	.50%I	.52%	.61%	.68%	.56%	.62%
Net investment income (loss)	1.89%I	1.60%	1.59%	1.43%	1.58%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$6,463	$5,952	$5,849	$6,474	$6,481	$6,633
Portfolio turnover rateJ	104%I	43%	30%	64%	99%	69%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .22%.

 C Total distributions of $2.82 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $2.358 per share.

 D Total distributions of $6.01 per share is comprised of distributions from net investment income of $.512 and distributions from net realized gain of $5.493 per share. E Total returns for periods of less than one year are not annualized.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Dividend Growth Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.04	$31.50	$34.45	$37.27	$35.34	$28.62
Income from Investment Operations
Net investment income (loss)A	.34	.56	.52	.53	.60	.45
Net realized and unrealized gain (loss)	4.65	3.53	(.61)B	2.70	4.97	7.12
Total from investment operations	4.99	4.09	(.09)	3.23	5.57	7.57
Distributions from net investment income	(.64)	(.55)	(.50)	(.56)	(.42)	(.35)
Distributions from net realized gain	(5.04)	–	(2.36)	(5.49)	(3.23)	(.50)
Total distributions	(5.68)	(.55)	(2.86)	(6.05)	(3.64)C	(.85)
Net asset value, end of period	$34.35	$35.04	$31.50	$34.45	$37.27	$35.34
Total ReturnD,E	15.69%	13.16%	.39%B	9.65%	17.44%	27.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.41%	.50%	.57%	.44%	.48%
Expenses net of fee waivers, if any	.40%H	.41%	.50%	.57%	.43%	.48%
Expenses net of all reductions	.39%H	.41%	.49%	.57%	.43%	.47%
Net investment income (loss)	1.99%H	1.71%	1.71%	1.54%	1.70%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$1,263	$1,477	$1,691	$1,942	$2,057	$1,639
Portfolio turnover rateI	104%H	43%	30%	64%	99%	69%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .35%.

 C Total distributions of $3.64 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $3.225 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,598,860
Gross unrealized depreciation	(51,735)
Net unrealized appreciation (depreciation)	$1,547,125
Tax cost	$6,188,056

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,722,122 and $4,817,450, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Dividend Growth	$4,572.15
Class K	320.05
	$4,892

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $103 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $84. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $405 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Dividend Growth	$102,569	$92,313
Class K	24,695	27,900
Total	$127,264	$120,213
From net realized gain
Dividend Growth	$860,821	$–
Class K	192,651	–
Total	$1,053,472	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Dividend Growth
Shares sold	3,665	6,358	$125,124	$209,135
Reinvestment of distributions	28,012	2,777	919,157	88,012
Shares redeemed	(13,550)	(24,948)	(464,304)	(819,066)
Net increase (decrease)	18,127	(15,813)	$579,977	$(521,919)
Class K
Shares sold	3,085	6,119	$105,097	$201,106
Reinvestment of distributions	6,626	882	217,346	27,900
Shares redeemed	(15,099)	(18,521)	(513,139)	(610,257)
Net increase (decrease)	(5,388)	(11,520)	$(190,696)	$(381,251)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Dividend Growth	.51%
Actual		$1,000.00	$1,156.50	$2.77
Hypothetical-C		$1,000.00	$1,022.63	$2.60
Class K	.40%
Actual		$1,000.00	$1,156.90	$2.17
Hypothetical-C		$1,000.00	$1,023.19	$2.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

DGF-K-SANN-0318
1.863068.109

Fidelity® Dividend Growth Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Wells Fargo & Co.	2.9
JPMorgan Chase & Co.	2.9
Bank of America Corp.	2.8
Comcast Corp. Class A	2.4
Exxon Mobil Corp.	2.3
Verizon Communications, Inc.	2.1
Chevron Corp.	2.0
Altria Group, Inc.	1.9
Amgen, Inc.	1.7
Cisco Systems, Inc.	1.7
22.7

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Consumer Discretionary	19.7
Financials	16.6
Industrials	11.8
Information Technology	11.0
Health Care	10.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks	91.7%
Short-Term Investments and Net Other Assets (Liabilities)	8.3%

 * Foreign investments - 6.5%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 2.2%
Adient PLC	52,100	$3,376
Aptiv PLC	340,100	32,269
BorgWarner, Inc.	233,300	13,125
Cooper Tire & Rubber Co.	116,200	4,543
Delphi Technologies PLC	113,366	6,261
Gentex Corp.	1,480,900	35,068
Lear Corp.	169,600	32,757
Tenneco, Inc.	278,200	16,138
The Goodyear Tire & Rubber Co.	737,400	25,676
		169,213
Automobiles - 0.7%
General Motors Co.	891,600	37,813
Thor Industries, Inc.	124,300	16,987
		54,800
Distributors - 0.5%
Genuine Parts Co.	343,900	35,790
Diversified Consumer Services - 1.0%
Graham Holdings Co.	60,100	35,726
H&R Block, Inc.	1,592,300	42,260
		77,986
Household Durables - 1.0%
Lennar Corp.:
Class A	718,800	45,040
Class B	13,702	694
Tupperware Brands Corp.	530,900	30,665
		76,399
Leisure Products - 0.3%
Brunswick Corp.	335,600	21,069
Media - 7.2%
CBS Corp. Class B	275,900	15,895
Cinemark Holdings, Inc.	848,800	31,236
Comcast Corp. Class A	4,293,292	182,594
Interpublic Group of Companies, Inc.	1,975,600	43,246
Omnicom Group, Inc.	529,400	40,579
Sinclair Broadcast Group, Inc. Class A	567,900	21,069
Tegna, Inc.	1,845,700	26,707
The Walt Disney Co.	613,200	66,636
Time Warner, Inc.	379,900	36,223
Twenty-First Century Fox, Inc. Class A	2,011,100	74,210
Viacom, Inc. Class B (non-vtg.)	649,600	21,710
		560,105
Multiline Retail - 1.4%
Dollar General Corp.	463,100	47,755
Macy's, Inc.	502,700	13,045
Target Corp.	659,100	49,578
		110,378
Specialty Retail - 4.1%
Bed Bath & Beyond, Inc.	341,900	7,891
Best Buy Co., Inc.	432,900	31,628
Dick's Sporting Goods, Inc.	353,200	11,112
Foot Locker, Inc.	434,079	21,335
Gap, Inc.	777,400	25,841
L Brands, Inc.	227,200	11,380
Lowe's Companies, Inc.	633,900	66,388
Ross Stores, Inc.	614,500	50,629
TJX Companies, Inc.	712,100	57,196
Tractor Supply Co.	132,400	10,096
Williams-Sonoma, Inc. (a)	490,600	25,133
		318,629
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	259,900	31,266
Ralph Lauren Corp.	296,400	33,881
Tapestry, Inc.	731,000	34,386
		99,533

TOTAL CONSUMER DISCRETIONARY		1,523,902

CONSUMER STAPLES - 10.2%
Beverages - 0.5%
Dr. Pepper Snapple Group, Inc.	337,808	40,317
Food & Staples Retailing - 3.5%
CVS Health Corp.	963,900	75,849
Kroger Co.	1,601,418	48,619
Walgreens Boots Alliance, Inc.	661,400	49,777
Walmart, Inc.	885,000	94,341
		268,586
Food Products - 2.7%
Campbell Soup Co.	906,800	42,212
ConAgra Foods, Inc.	1,409,500	53,561
General Mills, Inc.	468,200	27,385
Ingredion, Inc.	178,700	25,668
The J.M. Smucker Co.	238,400	30,251
The Kraft Heinz Co.	41,300	3,238
Tyson Foods, Inc. Class A	374,200	28,480
		210,795
Household Products - 1.1%
Energizer Holdings, Inc.	519,900	30,269
Kimberly-Clark Corp.	427,000	49,959
		80,228
Tobacco - 2.4%
Altria Group, Inc.	2,105,600	148,108
British American Tobacco PLC (United Kingdom)	532,760	36,412
		184,520

TOTAL CONSUMER STAPLES		784,446

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	1,213,900	152,162
Exxon Mobil Corp.	2,065,197	180,292
Phillips 66 Co.	337,400	34,550
Suncor Energy, Inc.	1,138,500	41,245
Total SA sponsored ADR (a)	648,471	37,650
Valero Energy Corp.	386,000	37,044
		482,943
FINANCIALS - 16.6%
Banks - 10.1%
Bank of America Corp.	6,798,617	217,556
JPMorgan Chase & Co.	1,912,535	221,223
U.S. Bancorp	2,025,969	115,764
Wells Fargo & Co.	3,441,793	226,396
		780,939
Capital Markets - 0.2%
Diamond Hill Investment Group, Inc.	56,538	11,893
KKR & Co. LP	192,000	4,623
		16,516
Consumer Finance - 0.0%
Imperial Holdings, Inc. warrants 4/11/19 (b)	48,012	0
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (b)	513,200	110,020
Insurance - 4.8%
Allstate Corp.	500,000	49,385
Chubb Ltd.	674,900	105,386
First American Financial Corp.	189,672	11,204
Marsh & McLennan Companies, Inc.	414,100	34,586
MetLife, Inc.	1,267,200	60,914
The Travelers Companies, Inc.	734,700	110,146
		371,621

TOTAL FINANCIALS		1,279,096

HEALTH CARE - 10.7%
Biotechnology - 2.5%
Amgen, Inc.	713,710	132,786
Gilead Sciences, Inc.	688,700	57,713
		190,499
Health Care Equipment & Supplies - 0.4%
Medtronic PLC	399,503	34,313
Health Care Providers & Services - 5.0%
Aetna, Inc.	118,500	22,138
AmerisourceBergen Corp.	411,300	40,994
Anthem, Inc.	401,800	99,586
Cardinal Health, Inc.	742,400	53,297
Cigna Corp.	218,200	45,462
McKesson Corp.	217,300	36,698
Quest Diagnostics, Inc.	399,100	42,233
UnitedHealth Group, Inc.	86,000	20,363
Universal Health Services, Inc. Class B	202,000	24,543
		385,314
Pharmaceuticals - 2.8%
GlaxoSmithKline PLC	2,078,146	38,683
Johnson & Johnson	553,243	76,453
Pfizer, Inc.	1,977,900	73,261
Sanofi SA	332,494	29,343
		217,740

TOTAL HEALTH CARE		827,866

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.0%
General Dynamics Corp.	224,400	49,925
Rockwell Collins, Inc.	188,900	26,161
United Technologies Corp.	559,600	77,230
		153,316
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	410,700	52,290
Airlines - 1.8%
Allegiant Travel Co.	90,700	14,444
American Airlines Group, Inc.	698,100	37,921
Delta Air Lines, Inc.	1,012,700	57,491
Southwest Airlines Co.	523,700	31,841
		141,697
Building Products - 0.3%
Johnson Controls International PLC	675,700	26,440
Commercial Services & Supplies - 0.5%
Deluxe Corp.	560,800	41,651
Construction & Engineering - 0.1%
Fluor Corp.	166,500	10,107
Electrical Equipment - 0.4%
Acuity Brands, Inc.	191,700	29,606
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	387,300	61,840
Machinery - 1.4%
Allison Transmission Holdings, Inc.	382,002	16,900
Crane Co.	426,500	42,624
Snap-On, Inc.	269,200	46,117
		105,641
Professional Services - 0.9%
Dun & Bradstreet Corp.	288,200	35,659
Korn/Ferry International	125,800	5,606
Manpower, Inc.	219,300	28,814
		70,079
Road & Rail - 2.4%
Norfolk Southern Corp.	437,300	65,980
Union Pacific Corp.	894,600	119,429
		185,409
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	127,900	34,490

TOTAL INDUSTRIALS		912,566

INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 2.1%
Cisco Systems, Inc.	3,143,086	130,564
InterDigital, Inc.	28,500	2,224
Juniper Networks, Inc.	1,247,000	32,609
		165,397
Electronic Equipment & Components - 0.2%
Avnet, Inc.	186,500	7,926
TE Connectivity Ltd.	101,200	10,376
		18,302
IT Services - 1.0%
CSRA, Inc.	1,193,200	39,710
Leidos Holdings, Inc.	393,700	26,220
The Western Union Co.	385,000	8,004
		73,934
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	2,143,400	103,183
Qualcomm, Inc.	1,146,583	78,254
		181,437
Software - 2.0%
CA Technologies, Inc.	987,900	35,416
Microsoft Corp.	428,816	40,742
Oracle Corp.	1,515,000	78,159
		154,317
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	521,718	87,351
Hewlett Packard Enterprise Co.	2,748,700	45,079
HP, Inc.	1,958,300	45,668
NetApp, Inc.	221,100	13,598
Seagate Technology LLC	595,500	32,872
Xerox Corp.	947,100	32,325
		256,893

TOTAL INFORMATION TECHNOLOGY		850,280

MATERIALS - 2.6%
Chemicals - 1.5%
Huntsman Corp.	135,700	4,691
LyondellBasell Industries NV Class A	674,400	80,820
Monsanto Co.	165,400	20,146
The Chemours Co. LLC	226,600	11,697
		117,354
Metals & Mining - 1.1%
Nucor Corp.	580,200	38,850
Steel Dynamics, Inc.	904,800	41,078
		79,928

TOTAL MATERIALS		197,282

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
National Retail Properties, Inc.	322,600	12,801
Spirit Realty Capital, Inc.	911,600	7,448
Store Capital Corp.	565,800	13,868
VEREIT, Inc.	1,095,200	7,885
		42,002
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	2,947,700	159,382
UTILITIES - 0.3%
Electric Utilities - 0.1%
Great Plains Energy, Inc.	182,600	5,683
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	1,429,900	16,530

TOTAL UTILITIES		22,213

TOTAL COMMON STOCKS
(Cost $5,531,415)		7,081,978

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 1.39% (c)	630,358,601	630,485
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	22,715,415	22,718
TOTAL MONEY MARKET FUNDS
(Cost $653,198)		653,203
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $6,184,613)		7,735,181
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,807)
NET ASSETS - 100%		$7,726,374

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,919
Fidelity Securities Lending Cash Central Fund	84
Total	$2,003

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,523,902	$1,523,902	$--	$--
Consumer Staples	784,446	748,034	36,412	--
Energy	482,943	482,943	--	--
Financials	1,279,096	1,279,096	--	--
Health Care	827,866	759,840	68,026	--
Industrials	912,566	912,566	--	--
Information Technology	850,280	850,280	--	--
Materials	197,282	197,282	--	--
Real Estate	42,002	42,002	--	--
Telecommunication Services	159,382	159,382	--	--
Utilities	22,213	22,213	--	--
Money Market Funds	653,203	653,203	--	--
Total Investments in Securities:	$7,735,181	$7,630,743	$104,438	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,859) — See accompanying schedule: Unaffiliated issuers (cost $5,531,415)	$7,081,978
Fidelity Central Funds (cost $653,198)	653,203
Total Investment in Securities (cost $6,184,613)		$7,735,181
Receivable for investments sold		32,902
Receivable for fund shares sold		1,735
Dividends receivable		5,194
Distributions receivable from Fidelity Central Funds		591
Prepaid expenses		11
Other receivables		859
Total assets		7,776,473
Liabilities
Payable to custodian bank	$4
Payable for investments purchased	17,682
Payable for fund shares redeemed	5,933
Accrued management fee	2,190
Other affiliated payables	907
Other payables and accrued expenses	663
Collateral on securities loaned	22,720
Total liabilities		50,099
Net Assets		$7,726,374
Net Assets consist of:
Paid in capital		$5,685,683
Undistributed net investment income		6,208
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		483,875
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,550,608
Net Assets		$7,726,374
Dividend Growth:
Net Asset Value, offering price and redemption price per share ($6,463,255 ÷ 187,903 shares)		$34.40
Class K:
Net Asset Value, offering price and redemption price per share ($1,263,119 ÷ 36,767 shares)		$34.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$86,029
Interest		1,030
Income from Fidelity Central Funds		2,003
Total income		89,062
Expenses
Management fee
Basic fee	$20,251
Performance adjustment	(7,672)
Transfer agent fees	4,892
Accounting and security lending fees	594
Custodian fees and expenses	59
Independent trustees' fees and expenses	15
Registration fees	22
Audit	42
Legal	15
Miscellaneous	22
Total expenses before reductions	18,240
Expense reductions	(444)	17,796
Net investment income (loss)		71,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,171,623
Fidelity Central Funds	29
Foreign currency transactions	268
Total net realized gain (loss)		1,171,920
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(154,597)
Fidelity Central Funds	(31)
Assets and liabilities in foreign currencies	18
Total change in net unrealized appreciation (depreciation)		(154,610)
Net gain (loss)		1,017,310
Net increase (decrease) in net assets resulting from operations		$1,088,576

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,266	$120,267
Net realized gain (loss)	1,171,920	505,117
Change in net unrealized appreciation (depreciation)	(154,610)	287,960
Net increase (decrease) in net assets resulting from operations	1,088,576	913,344
Distributions to shareholders from net investment income	(127,264)	(120,213)
Distributions to shareholders from net realized gain	(1,053,472)	–
Total distributions	(1,180,736)	(120,213)
Share transactions - net increase (decrease)	389,281	(903,170)
Total increase (decrease) in net assets	297,121	(110,039)
Net Assets
Beginning of period	7,429,253	7,539,292
End of period	$7,726,374	$7,429,253
Other Information
Undistributed net investment income end of period	$6,208	$62,206

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Dividend Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.06	$31.51	$34.46	$37.27	$35.33	$28.61
Income from Investment Operations
Net investment income (loss)A	.32	.53	.48	.49	.56	.40
Net realized and unrealized gain (loss)	4.66	3.53	(.61)B	2.71	4.98	7.12
Total from investment operations	4.98	4.06	(.13)	3.20	5.54	7.52
Distributions from net investment income	(.60)	(.51)	(.47)	(.51)	(.37)	(.30)
Distributions from net realized gain	(5.04)	–	(2.36)	(5.49)	(3.23)	(.50)
Total distributions	(5.64)	(.51)	(2.82)C	(6.01)D	(3.60)	(.80)
Net asset value, end of period	$34.40	$35.06	$31.51	$34.46	$37.27	$35.33
Total ReturnE,F	15.65%	13.06%	.26%B	9.54%	17.30%	26.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.52%	.62%	.69%	.56%	.63%
Expenses net of fee waivers, if any	.51%I	.52%	.61%	.68%	.56%	.63%
Expenses net of all reductions	.50%I	.52%	.61%	.68%	.56%	.62%
Net investment income (loss)	1.89%I	1.60%	1.59%	1.43%	1.58%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$6,463	$5,952	$5,849	$6,474	$6,481	$6,633
Portfolio turnover rateJ	104%I	43%	30%	64%	99%	69%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .22%.

 C Total distributions of $2.82 per share is comprised of distributions from net investment income of $.465 and distributions from net realized gain of $2.358 per share.

 D Total distributions of $6.01 per share is comprised of distributions from net investment income of $.512 and distributions from net realized gain of $5.493 per share. E Total returns for periods of less than one year are not annualized.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Dividend Growth Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.04	$31.50	$34.45	$37.27	$35.34	$28.62
Income from Investment Operations
Net investment income (loss)A	.34	.56	.52	.53	.60	.45
Net realized and unrealized gain (loss)	4.65	3.53	(.61)B	2.70	4.97	7.12
Total from investment operations	4.99	4.09	(.09)	3.23	5.57	7.57
Distributions from net investment income	(.64)	(.55)	(.50)	(.56)	(.42)	(.35)
Distributions from net realized gain	(5.04)	–	(2.36)	(5.49)	(3.23)	(.50)
Total distributions	(5.68)	(.55)	(2.86)	(6.05)	(3.64)C	(.85)
Net asset value, end of period	$34.35	$35.04	$31.50	$34.45	$37.27	$35.34
Total ReturnD,E	15.69%	13.16%	.39%B	9.65%	17.44%	27.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.41%	.50%	.57%	.44%	.48%
Expenses net of fee waivers, if any	.40%H	.41%	.50%	.57%	.43%	.48%
Expenses net of all reductions	.39%H	.41%	.49%	.57%	.43%	.47%
Net investment income (loss)	1.99%H	1.71%	1.71%	1.54%	1.70%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$1,263	$1,477	$1,691	$1,942	$2,057	$1,639
Portfolio turnover rateI	104%H	43%	30%	64%	99%	69%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .35%.

 C Total distributions of $3.64 per share is comprised of distributions from net investment income of $.419 and distributions from net realized gain of $3.225 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,598,860
Gross unrealized depreciation	(51,735)
Net unrealized appreciation (depreciation)	$1,547,125
Tax cost	$6,188,056

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,722,122 and $4,817,450, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Dividend Growth	$4,572.15
Class K	320.05
	$4,892

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $103 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $84. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $405 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Dividend Growth	$102,569	$92,313
Class K	24,695	27,900
Total	$127,264	$120,213
From net realized gain
Dividend Growth	$860,821	$–
Class K	192,651	–
Total	$1,053,472	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Dividend Growth
Shares sold	3,665	6,358	$125,124	$209,135
Reinvestment of distributions	28,012	2,777	919,157	88,012
Shares redeemed	(13,550)	(24,948)	(464,304)	(819,066)
Net increase (decrease)	18,127	(15,813)	$579,977	$(521,919)
Class K
Shares sold	3,085	6,119	$105,097	$201,106
Reinvestment of distributions	6,626	882	217,346	27,900
Shares redeemed	(15,099)	(18,521)	(513,139)	(610,257)
Net increase (decrease)	(5,388)	(11,520)	$(190,696)	$(381,251)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Dividend Growth	.51%
Actual		$1,000.00	$1,156.50	$2.77
Hypothetical-C		$1,000.00	$1,022.63	$2.60
Class K	.40%
Actual		$1,000.00	$1,156.90	$2.17
Hypothetical-C		$1,000.00	$1,023.19	$2.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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DGF-SANN-0318
1.470802.121

Fidelity Flex℠ Funds Fidelity Flex℠ Large Cap Growth Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Alphabet, Inc. Class A	6.7
Amazon.com, Inc.	6.7
Apple, Inc.	5.9
Facebook, Inc. Class A	4.2
Microsoft Corp.	3.7
NVIDIA Corp.	3.0
Tesla, Inc.	2.4
Salesforce.com, Inc.	2.4
Broadcom Ltd.	2.1
Visa, Inc. Class A	2.0
39.1

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	43.2
Consumer Discretionary	26.6
Health Care	10.5
Industrials	5.5
Consumer Staples	4.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks	98.7%
Convertible Securities	1.2%
Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 13.4%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 25.8%
Auto Components - 0.1%
Aptiv PLC	83	$7,875
Automobiles - 2.4%
Tesla, Inc.(a)	909	322,068
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	107	4,922
Chegg, Inc. (a)	298	5,161
Grand Canyon Education, Inc. (a)	31	2,883
New Oriental Education & Technology Group, Inc. sponsored ADR	312	28,732
ServiceMaster Global Holdings, Inc. (a)	224	11,809
Weight Watchers International, Inc. (a)	42	2,700
		56,207
Hotels, Restaurants & Leisure - 3.5%
Alsea S.A.B. de CV	700	2,290
Caesars Entertainment Corp. (a)	928	12,946
Chipotle Mexican Grill, Inc. (a)	197	63,978
Delta Corp. Ltd. (a)	442	2,405
Eldorado Resorts, Inc. (a)	40	1,382
Hilton Grand Vacations, Inc. (a)	61	2,743
Hyatt Hotels Corp. Class A (a)	33	2,683
Las Vegas Sands Corp.	226	17,520
Marriott International, Inc. Class A	217	31,973
Marriott Vacations Worldwide Corp.	29	4,418
McDonald's Corp.	678	116,033
Melco Crown Entertainment Ltd. sponsored ADR	244	7,266
MGM Mirage, Inc.	1,041	37,944
Penn National Gaming, Inc. (a)	593	18,923
Royal Caribbean Cruises Ltd.	187	24,974
Shake Shack, Inc. Class A (a)	443	19,364
Starbucks Corp.	943	53,572
U.S. Foods Holding Corp. (a)	694	22,298
Vail Resorts, Inc.	23	5,027
Wyndham Worldwide Corp.	163	20,233
Yum China Holdings, Inc.	321	14,891
		482,863
Household Durables - 0.7%
D.R. Horton, Inc.	253	12,410
Forbo Holding AG (Reg.)	1	1,691
Neinor Homes SLU (b)	95	2,182
Newell Brands, Inc.	246	6,504
Panasonic Corp.	239	3,548
SodaStream International Ltd. (a)	397	31,216
Sony Corp.	717	34,388
		91,939
Internet & Direct Marketing Retail - 9.6%
Amazon.com, Inc. (a)	630	914,061
Boohoo.Com PLC (a)	2,018	5,311
Expedia, Inc.	30	3,840
JD.com, Inc. sponsored ADR (a)	2,182	107,420
Netflix, Inc. (a)	543	146,773
Priceline Group, Inc. (a)	61	116,635
Start Today Co. Ltd.	99	2,925
Wayfair LLC Class A (a)	48	4,416
		1,301,381
Leisure Products - 0.0%
Spin Master Corp. (a)(b)	111	4,786
Media - 0.5%
AMC Entertainment Holdings, Inc. Class A	94	1,203
CBS Corp. Class B	68	3,917
China Literature Ltd. (a)(b)	1,382	14,319
Live Nation Entertainment, Inc. (a)	78	3,515
Naspers Ltd. Class N	84	23,985
The Walt Disney Co.	181	19,669
Vivendi SA	45	1,320
		67,928
Multiline Retail - 1.5%
Avenue Supermarts Ltd. (b)	73	1,355
B&M European Value Retail S.A.	704	4,157
Dollar General Corp.	78	8,043
Dollar Tree, Inc. (a)	1,483	170,545
Macy's, Inc.	286	7,422
Nordstrom, Inc.	53	2,613
Ollie's Bargain Outlet Holdings, Inc. (a)	99	5,499
Target Corp.	123	9,252
V-Mart Retail Ltd. (a)	104	2,432
		211,318
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	46	5,382
Burlington Stores, Inc. (a)	140	17,039
Dick's Sporting Goods, Inc.	165	5,191
Floor & Decor Holdings, Inc. Class A	398	18,666
Home Depot, Inc.	1,350	271,215
Lowe's Companies, Inc.	699	73,206
O'Reilly Automotive, Inc. (a)	50	13,235
Ross Stores, Inc.	418	34,439
The Children's Place Retail Stores, Inc.	45	6,741
TJX Companies, Inc.	500	40,160
		485,274
Textiles, Apparel & Luxury Goods - 3.5%
adidas AG	674	156,734
Canada Goose Holdings, Inc.	479	17,236
Despegar.com Corp.	155	4,720
G-III Apparel Group Ltd. (a)	217	8,105
Kering SA	170	86,072
LVMH Moet Hennessy - Louis Vuitton SA	48	15,036
Michael Kors Holdings Ltd. (a)	419	27,654
NIKE, Inc. Class B	939	64,059
Prada SpA	2,666	10,889
PVH Corp.	334	51,797
Shenzhou International Group Holdings Ltd.	160	1,652
Tapestry, Inc.	456	21,450
Under Armour, Inc. Class C (non-vtg.) (a)	487	6,258
VF Corp.	102	8,276
		479,938

TOTAL CONSUMER DISCRETIONARY		3,511,577

CONSUMER STAPLES - 4.4%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	239	52,453
Diageo PLC	186	6,695
Dr. Pepper Snapple Group, Inc.	77	9,190
Fever-Tree Drinks PLC	193	6,708
Monster Beverage Corp. (a)	1,121	76,486
		151,532
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	458	89,250
Kroger Co.	596	18,095
Performance Food Group Co. (a)	379	13,019
Walmart, Inc.	75	7,995
		128,359
Food Products - 0.3%
Bunge Ltd.	113	8,976
ConAgra Foods, Inc.	36	1,368
Danone SA	40	3,443
Darling International, Inc. (a)	183	3,393
Lamb Weston Holdings, Inc.	118	6,915
Pinnacle Foods, Inc.	22	1,363
The Hain Celestial Group, Inc. (a)	382	14,569
		40,027
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	107	12,675
Personal Products - 1.0%
Coty, Inc. Class A	1,189	23,316
Estee Lauder Companies, Inc. Class A	149	20,109
Herbalife Ltd. (a)	634	52,616
Kose Corp.	31	5,354
Unilever NV (NY Reg.)	634	36,449
		137,844
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	30	2,050
sponsored ADR	1,103	75,114
Philip Morris International, Inc.	471	50,505
		127,669

TOTAL CONSUMER STAPLES		598,106

ENERGY - 2.0%
Energy Equipment & Services - 0.0%
Shelf Drilling Ltd. (b)	197	1,661
U.S. Silica Holdings, Inc.	113	3,762
		5,423
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.	668	40,113
Andeavor	66	7,139
Bharat Petroleum Corp. Ltd.	328	2,541
Cenovus Energy, Inc.	506	4,826
Cimarex Energy Co.	204	22,889
Continental Resources, Inc. (a)	808	44,868
Diamondback Energy, Inc. (a)	222	27,861
EOG Resources, Inc.	249	28,635
Marathon Petroleum Corp.	57	3,948
Oasis Petroleum, Inc. (a)	437	3,784
Petronet LNG Ltd.	338	1,355
Pioneer Natural Resources Co.	177	32,375
Reliance Industries Ltd.	1,492	22,565
Valero Energy Corp.	98	9,405
Whiting Petroleum Corp. (a)	502	14,016
		266,320

TOTAL ENERGY		271,743

FINANCIALS - 4.4%
Banks - 2.2%
Bank of America Corp.	3,407	109,024
Citigroup, Inc.	817	64,118
First Republic Bank	29	2,597
HDFC Bank Ltd. sponsored ADR	243	26,387
JPMorgan Chase & Co.	785	90,801
Kotak Mahindra Bank Ltd. (a)	305	5,321
		298,248
Capital Markets - 1.9%
BlackRock, Inc. Class A	94	52,809
CBOE Holdings, Inc.	226	30,372
Charles Schwab Corp.	423	22,563
E*TRADE Financial Corp. (a)	101	5,323
Fairfax India Holdings Corp. (a)	246	4,541
Goldman Sachs Group, Inc.	263	70,455
KKR & Co. LP	111	2,673
Morgan Stanley	613	34,665
MSCI, Inc.	28	3,898
TD Ameritrade Holding Corp.	372	20,754
The Blackstone Group LP	74	2,705
		250,758
Consumer Finance - 0.0%
Synchrony Financial	106	4,206
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	54	11,577
GDS Holdings Ltd. ADR (a)	47	1,341
		12,918
Insurance - 0.1%
Chubb Ltd.	36	5,621
MetLife, Inc.	100	4,807
The Travelers Companies, Inc.	39	5,847
		16,275
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	345	10,619

TOTAL FINANCIALS		593,024

HEALTH CARE - 10.5%
Biotechnology - 6.4%
AC Immune SA (a)	332	4,436
ACADIA Pharmaceuticals, Inc. (a)	144	4,307
Acceleron Pharma, Inc. (a)	40	1,660
Achaogen, Inc. (a)	192	2,106
Agios Pharmaceuticals, Inc. (a)	39	3,072
Aimmune Therapeutics, Inc. (a)	247	8,697
Alexion Pharmaceuticals, Inc. (a)	915	109,178
Alkermes PLC (a)	531	30,357
Alnylam Pharmaceuticals, Inc. (a)	499	64,860
Amgen, Inc.	505	93,955
AnaptysBio, Inc.	57	6,007
Arena Pharmaceuticals, Inc. (a)	75	2,807
Ascendis Pharma A/S sponsored ADR (a)	55	2,803
BeiGene Ltd. ADR (a)	59	8,009
Biogen, Inc. (a)	293	101,908
BioMarin Pharmaceutical, Inc. (a)	205	18,497
bluebird bio, Inc. (a)	176	36,062
Blueprint Medicines Corp. (a)	31	2,438
Celgene Corp. (a)	485	49,063
DBV Technologies SA sponsored ADR (a)	51	1,181
Denali Therapeutics, Inc. (a)	422	9,816
Editas Medicine, Inc. (a)	291	10,624
Epizyme, Inc. (a)	139	2,245
Exact Sciences Corp. (a)	86	4,275
Exelixis, Inc. (a)	1,330	40,312
FibroGen, Inc. (a)	175	10,246
Flexion Therapeutics, Inc. (a)	44	994
GenSight Biologics SA (a)(b)	263	2,122
Global Blood Therapeutics, Inc. (a)	324	18,760
Grifols SA ADR	46	1,143
Insmed, Inc. (a)	75	1,908
Intellia Therapeutics, Inc. (a)	300	7,710
Ironwood Pharmaceuticals, Inc. Class A (a)	527	7,805
Merrimack Pharmaceuticals, Inc.	82	861
Neurocrine Biosciences, Inc. (a)	169	14,444
Portola Pharmaceuticals, Inc. (a)	189	9,698
Prothena Corp. PLC (a)	53	2,215
Radius Health, Inc. (a)	35	1,318
Regeneron Pharmaceuticals, Inc. (a)	292	107,062
Sage Therapeutics, Inc. (a)	100	18,980
Sarepta Therapeutics, Inc. (a)	68	4,457
Seattle Genetics, Inc. (a)	188	9,832
Trevena, Inc. (a)	430	701
Ultragenyx Pharmaceutical, Inc. (a)	74	3,948
Vertex Pharmaceuticals, Inc. (a)	114	19,023
Xencor, Inc. (a)	112	2,549
Zai Lab Ltd. ADR	97	2,615
		867,066
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	18	4,373
Boston Scientific Corp. (a)	2,555	71,438
Danaher Corp.	229	23,193
Fisher & Paykel Healthcare Corp.	122	1,200
Hoya Corp.	20	1,027
Insulet Corp. (a)	107	8,189
Intuitive Surgical, Inc. (a)	222	95,831
Invuity, Inc. (a)	285	1,482
iRhythm Technologies, Inc. (a)	281	16,756
Novocure Ltd. (a)	84	1,886
Penumbra, Inc. (a)	10	996
Quanterix Corp. (a)	83	1,727
Stryker Corp.	8	1,315
		229,413
Health Care Providers & Services - 1.4%
Anthem, Inc.	53	13,136
Apollo Hospitals Enterprise Ltd.	331	6,055
Cigna Corp.	92	19,168
Humana, Inc.	265	74,685
OptiNose, Inc.	707	13,398
UnitedHealth Group, Inc.	251	59,432
		185,874
Health Care Technology - 0.1%
Cerner Corp. (a)	179	12,374
Evolent Health, Inc. (a)	169	2,383
Teladoc, Inc. (a)	169	6,321
		21,078
Pharmaceuticals - 0.9%
Aclaris Therapeutics, Inc. (a)	88	1,947
Akcea Therapeutics, Inc.	446	9,656
Allergan PLC	319	57,503
Avexis, Inc. (a)	25	3,093
Dermira, Inc. (a)	138	3,936
Dova Pharmaceuticals, Inc.	54	1,720
GW Pharmaceuticals PLC ADR (a)	77	10,636
Intersect ENT, Inc. (a)	46	1,718
Jazz Pharmaceuticals PLC (a)	108	15,740
Nektar Therapeutics (a)	92	7,692
Perrigo Co. PLC	30	2,719
Revance Therapeutics, Inc. (a)	36	1,163
Theravance Biopharma, Inc. (a)	20	529
Zogenix, Inc. (a)	59	2,145
		120,197

TOTAL HEALTH CARE		1,423,628

INDUSTRIALS - 5.5%
Aerospace & Defense - 0.9%
Bombardier, Inc. Class B (sub. vtg.) (a)	1,651	4,671
Elbit Systems Ltd.	28	4,194
General Dynamics Corp.	12	2,670
Northrop Grumman Corp.	99	33,712
Raytheon Co.	83	17,342
The Boeing Co.	169	59,889
		122,478
Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (a)	362	34,187
Airlines - 1.4%
Allegiant Travel Co.	16	2,548
Azul SA sponsored ADR	218	6,363
Delta Air Lines, Inc.	740	42,010
InterGlobe Aviation Ltd. (b)	227	4,339
JetBlue Airways Corp. (a)	404	8,427
Ryanair Holdings PLC sponsored ADR (a)	17	2,086
Southwest Airlines Co.	1,147	69,738
Spirit Airlines, Inc. (a)	283	11,920
United Continental Holdings, Inc. (a)	464	31,468
Wizz Air Holdings PLC (a)(b)	131	6,441
		185,340
Building Products - 0.1%
Kajaria Ceramics Ltd.	409	4,065
Masco Corp.	337	15,050
		19,115
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	63	2,776
Evoqua Water Technologies Corp. (a)	178	4,069
HomeServe PLC	441	4,903
Novus Holdings Ltd.	30	12
		11,760
Construction & Engineering - 0.0%
Fluor Corp.	113	6,859
Electrical Equipment - 0.1%
AMETEK, Inc.	16	1,221
Fortive Corp.	76	5,778
Melrose Industries PLC	432	1,389
Nidec Corp.	16	2,575
Sensata Technologies Holding BV (a)	92	5,175
		16,138
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	235	37,522
ITT, Inc.	211	11,816
		49,338
Machinery - 1.5%
Allison Transmission Holdings, Inc.	144	6,371
Aumann AG (b)	83	6,863
Caterpillar, Inc.	757	123,224
Deere & Co.	40	6,657
Eicher Motors Ltd.	7	2,965
Gardner Denver Holdings, Inc.	189	6,536
Kennametal, Inc.	80	3,902
Minebea Mitsumi, Inc.	57	1,297
Parker Hannifin Corp.	20	4,028
Rational AG	8	5,622
SMC Corp.	3	1,479
WABCO Holdings, Inc. (a)	166	25,629
Xylem, Inc.	181	13,079
		207,652
Professional Services - 0.1%
IHS Markit Ltd. (a)	257	12,267
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	172	7,733
J.B. Hunt Transport Services, Inc.	141	17,037
Knight-Swift Transportation Holdings, Inc. Class A	137	6,821
Landstar System, Inc.	32	3,554
		35,145
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	93	2,780
United Rentals, Inc. (a)	229	41,474
Univar, Inc. (a)	144	4,300
Wolseley PLC	9	695
		49,249
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	185	1,248

TOTAL INDUSTRIALS		750,776

INFORMATION TECHNOLOGY - 43.1%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	73	20,135
NETGEAR, Inc. (a)	347	24,186
		44,321
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	13	1,206
Corning, Inc.	233	7,274
Dell Technologies, Inc. (a)	317	22,729
SYNNEX Corp.	10	1,227
		32,436
Internet Software & Services - 14.3%
2U, Inc. (a)	116	8,615
Akamai Technologies, Inc. (a)	129	8,642
Alibaba Group Holding Ltd. sponsored ADR (a)	603	123,187
Alphabet, Inc.:
Class A (a)	774	915,036
Class C (a)	92	107,634
ANGI Homeservices, Inc. Class A (a)	304	4,061
CarGurus, Inc. Class A	519	17,387
Facebook, Inc. Class A (a)	3,040	568,146
GoDaddy, Inc. (a)	101	5,578
Gogo, Inc. (a)	1,318	12,706
GrubHub, Inc. (a)	18	1,301
IAC/InterActiveCorp (a)	10	1,450
LogMeIn, Inc.	9	1,132
Mail.Ru Group Ltd. GDR (Reg. S) (a)	250	8,200
Match Group, Inc. (a)	46	1,607
Momo, Inc. ADR (a)	234	7,378
NetEase, Inc. ADR	59	18,889
New Relic, Inc. (a)	85	5,077
Okta, Inc.	55	1,620
Shopify, Inc. Class A (a)	151	19,279
Stamps.com, Inc. (a)	63	12,843
Tencent Holdings Ltd.	1,387	81,954
Yandex NV Series A (a)	375	14,524
		1,946,246
IT Services - 4.5%
MasterCard, Inc. Class A	1,083	183,027
PayPal Holdings, Inc. (a)	1,531	130,625
Square, Inc. (a)	135	6,333
Vakrangee Ltd.	720	4,132
Visa, Inc. Class A	2,197	272,933
Worldpay, Inc. (a)	153	12,287
		609,337
Semiconductors & Semiconductor Equipment - 7.5%
ASM Pacific Technology Ltd.	495	6,758
ASML Holding NV	32	6,495
Broadcom Ltd.	1,152	285,731
Cypress Semiconductor Corp.	269	4,651
Inphi Corp. (a)	385	11,500
Intel Corp.	381	18,341
Lam Research Corp.	189	36,197
Marvell Technology Group Ltd.	2,367	55,222
Micron Technology, Inc. (a)	2,507	109,606
Monolithic Power Systems, Inc.	59	7,028
NVIDIA Corp.	1,677	412,207
Qualcomm, Inc.	602	41,087
Renesas Electronics Corp. (a)	1,136	13,387
WONIK IPS Co. Ltd. (a)	180	5,544
Xilinx, Inc.	77	5,623
		1,019,377
Software - 10.3%
Activision Blizzard, Inc.	2,735	202,746
Adobe Systems, Inc. (a)	591	118,058
Altair Engineering, Inc. Class A (a)	260	6,916
Atlassian Corp. PLC (a)	24	1,296
Autodesk, Inc. (a)	148	17,112
Electronic Arts, Inc. (a)	459	58,275
Globant SA (a)	24	1,091
Intuit, Inc.	98	16,454
Micro Focus International PLC	214	6,533
Microsoft Corp.	5,313	504,788
Nintendo Co. Ltd.	12	5,435
Paycom Software, Inc. (a)	239	21,902
Red Hat, Inc. (a)	249	32,714
RingCentral, Inc. (a)	51	2,769
SailPoint Technologies Holding, Inc. (a)	372	6,224
Salesforce.com, Inc. (a)	2,820	321,226
SendGrid, Inc. (a)	156	3,505
Snap, Inc. Class A (a)	867	11,722
Take-Two Interactive Software, Inc. (a)	54	6,840
Talend SA ADR (a)	84	3,273
Tanium, Inc. Class B (c)(d)	131	724
VMware, Inc. Class A (a)	113	13,988
Workday, Inc. Class A (a)	205	24,577
Zendesk, Inc. (a)	308	11,864
		1,400,032
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	4,779	800,148

TOTAL INFORMATION TECHNOLOGY		5,851,897

MATERIALS - 2.7%
Chemicals - 2.3%
Cabot Corp.	60	4,058
CF Industries Holdings, Inc.	1,295	54,960
DowDuPont, Inc.	605	45,726
FMC Corp.	375	34,249
LG Chemical Ltd.	17	6,865
LyondellBasell Industries NV Class A	632	75,739
Nutrien Ltd. (a)	74	3,871
Orion Engineered Carbons SA	139	4,094
PPG Industries, Inc.	22	2,612
Sherwin-Williams Co.	12	5,005
The Chemours Co. LLC	910	46,974
The Mosaic Co.	50	1,365
Tronox Ltd. Class A	729	14,310
Westlake Chemical Corp.	79	8,895
		308,723
Construction Materials - 0.3%
Buzzi Unicem SpA	21	617
Eagle Materials, Inc.	152	17,032
Loma Negra Compania Industrial Argentina SA ADR (a)	178	4,229
Summit Materials, Inc.	693	22,141
		44,019
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	14,579	11,219
Franco-Nevada Corp.	28	2,141
Glencore Xstrata PLC	626	3,588
		16,948

TOTAL MATERIALS		369,690

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	15	6,828
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	2,313	12,793
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	271	17,642

TOTAL TELECOMMUNICATION SERVICES		30,435

UTILITIES - 0.0%
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	400	1,317
ENN Energy Holdings Ltd.	177	1,367
		2,684
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (a)	72	1,095

TOTAL UTILITIES		3,779

TOTAL COMMON STOCKS
(Cost $10,587,803)		13,411,483

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.7%
Lyft, Inc. Series H (c)(d)	2,516	100,001
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (c)(d)	217	3,002
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc. Series E (c)(d)	282	5,529
TOTAL CONSUMER DISCRETIONARY		108,532
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (c)(d)	17	6,011
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (c)(d)	339	4,707
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (c)(d)	67	9,014
Starry, Inc. Series C (c)(d)	3,181	2,933
		11,947
Software - 0.0%
Compass, Inc. Series E (c)(d)	28	1,889
TOTAL INFORMATION TECHNOLOGY		13,836

TOTAL CONVERTIBLE PREFERRED STOCKS		133,086

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	24	5,275
TOTAL PREFERRED STOCKS
(Cost $138,252)		138,361
	Principal Amount	Value

Convertible Bonds - 0.2%
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
PAX Labs, Inc. 10% 12/31/20(b)(d)
(Cost $25,000)	25,000	25,000
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $10,751,055)		13,574,844
NET OTHER ASSETS (LIABILITIES) - 0.1%		14,859
NET ASSETS - 100%		$13,589,703

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,068 or 0.5% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $133,810 or 1.0% of net assets.

 (d) Level 3 security

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$4,707
Compass, Inc. Series E	11/3/17	$1,889
ContextLogic, Inc. Series G	10/24/17	$9,014
Lyft, Inc. Series H	11/22/17	$100,001
Roofoods Ltd. Series F	9/12/17	$6,011
Starry, Inc. Series C	12/8/17	$2,933
Tanium, Inc. Class B	4/21/17	$650
The Honest Co., Inc. Series E	9/28/17	$5,529
Topgolf International, Inc. Series F	11/10/17	$3,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$817
Total	$817

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,625,384	$3,460,955	$55,897	$108,532
Consumer Staples	604,117	580,564	17,542	6,011
Energy	271,743	271,743	--	--
Financials	593,024	593,024	--	--
Health Care	1,428,335	1,422,601	1,027	4,707
Industrials	750,776	745,425	5,351	--
Information Technology	5,865,733	5,750,397	100,776	14,560
Materials	369,690	369,690	--	--
Real Estate	6,828	6,828	--	--
Telecommunication Services	30,435	30,435	--	--
Utilities	3,779	3,779	--	--
Corporate Bonds	25,000	--	--	25,000
Total Investments in Securities:	$13,574,844	$13,235,441	$180,593	$158,810

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$2,304
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	74
Cost of Purchases	158,086
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,654)
Ending Balance	$158,810
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$74

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.6%
Cayman Islands	3.5%
Singapore	2.1%
Germany	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,751,055)		$13,574,844
Cash		12,752
Receivable for investments sold		61,257
Receivable for fund shares sold		5,377
Dividends receivable		2,519
Interest receivable		292
Distributions receivable from Fidelity Central Funds		68
Other receivables		89
Total assets		13,657,198
Liabilities
Payable for investments purchased	$59,735
Payable for fund shares redeemed	7,760
Total liabilities		67,495
Net Assets		$13,589,703
Net Assets consist of:
Paid in capital		$10,729,724
Undistributed net investment income		1,829
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,351
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,823,799
Net Assets, for 1,007,550 shares outstanding		$13,589,703
Net Asset Value, offering price and redemption price per share ($13,589,703 ÷ 1,007,550 shares)		$13.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$41,331
Interest		477
Income from Fidelity Central Funds		817
Total income		42,625
Expenses
Independent trustees' fees and expenses	$21
Miscellaneous	15
Total expenses		36
Net investment income (loss)		42,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,796
Foreign currency transactions	(11)
Total net realized gain (loss)		46,785
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,138,357
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		2,138,359
Net gain (loss)		2,185,144
Net increase (decrease) in net assets resulting from operations		$2,227,733

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	For the period March 8, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,589	$18,262
Net realized gain (loss)	46,785	20,535
Change in net unrealized appreciation (depreciation)	2,138,359	685,440
Net increase (decrease) in net assets resulting from operations	2,227,733	724,237
Distributions to shareholders from net investment income	(59,022)	–
Distributions to shareholders from net realized gain	(32,969)	–
Total distributions	(91,991)	–
Share transactions
Proceeds from sales of shares	5,321,134	8,053,459
Reinvestment of distributions	91,990	–
Cost of shares redeemed	(2,535,505)	(201,354)
Net increase (decrease) in net assets resulting from share transactions	2,877,619	7,852,105
Total increase (decrease) in net assets	5,013,361	8,576,342
Net Assets
Beginning of period	8,576,342	–
End of period	$13,589,703	$8,576,342
Other Information
Undistributed net investment income end of period	$1,829	$18,262
Shares
Sold	450,063	775,327
Issued in reinvestment of distributions	7,709	–
Redeemed	(207,430)	(18,119)
Net increase (decrease)	250,342	757,208

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Large Cap Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.03
Net realized and unrealized gain (loss)	2.21	1.30
Total from investment operations	2.25	1.33
Distributions from net investment income	(.06)	–
Distributions from net realized gain	(.04)	–
Total distributions	(.09)C	–
Net asset value, end of period	$13.49	$11.33
Total ReturnD	20.01%	13.30%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	- %H
Expenses net of fee waivers, if anyG	- %H	- %H
Expenses net of all reductionsG	- %H	- %H
Net investment income (loss)	.72%H	.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,590	$8,576
Portfolio turnover rateI	48%H	17%J

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.035 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Flex Large Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$25,000	Market approach	Transaction price	$100.00	Increase
Equities	$133,810	Market approach	Transaction price	$0.92-$353.57 / $57.54	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	14.3	Increase
			Premium rate	108.0%	Increase
			Discount for lack of marketability	15.0%	Decrease
			Liquidity preference	$4.84	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,924,513
Gross unrealized depreciation	(114,645)
Net unrealized appreciation (depreciation)	$2,809,868
Tax cost	$10,764,976

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,591,507 and $2,762,344, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $174 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 50% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	- %C	$1,000.00	$1,200.10	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

ZLG-SANN-0318
1.9881574.100

Fidelity® Growth & Income Portfolio Class K Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Microsoft Corp.(a)	3.8
Bank of America Corp.	3.3
JPMorgan Chase & Co.(a)	3.1
Citigroup, Inc.(a)	3.0
Comcast Corp. Class A	2.4
Wells Fargo & Co.	2.2
State Street Corp.(a)	2.0
Apple, Inc.(a)	2.0
ConocoPhillips Co.(a)	1.8
Chevron Corp.(a)	1.8
25.4

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Financials	23.1
Information Technology	16.6
Energy	13.5
Health Care	12.2
Industrials	11.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018*,**
Stocks	99.4%
Convertible Securities	0.4%
Other Investments	0.2%

 * Foreign investments - 11.7%

 ** Written options - (0.1)%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.1%
Gentex Corp.	521,100	$12,340
Hotels, Restaurants & Leisure - 0.5%
Cedar Fair LP (depositary unit)	32,700	2,217
DineEquity, Inc.	119,300	6,607
Dunkin' Brands Group, Inc.	354,100	22,893
Marriott International, Inc. Class A	21,700	3,197
Papa John's International, Inc. (a)	63,300	4,108
		39,022
Media - 4.1%
Comcast Corp. Class A	4,341,000	184,623
Interpublic Group of Companies, Inc.	1,643,700	35,981
Omnicom Group, Inc.	191,900	14,709
The Walt Disney Co.	428,200	46,532
Time Warner, Inc.	291,200	27,766
Viacom, Inc. Class B (non-vtg.)	188,600	6,303
		315,914
Multiline Retail - 0.6%
Dollar General Corp.	161,100	16,613
Target Corp. (b)	367,875	27,672
		44,285
Specialty Retail - 2.7%
L Brands, Inc. (b)	774,900	38,815
Lowe's Companies, Inc.	869,779	91,092
Ross Stores, Inc.	239,800	19,757
TJX Companies, Inc.	588,900	47,300
Williams-Sonoma, Inc. (a)	292,900	15,005
		211,969

TOTAL CONSUMER DISCRETIONARY		623,530

CONSUMER STAPLES - 9.3%
Beverages - 1.6%
Molson Coors Brewing Co. Class B	312,200	26,231
The Coca-Cola Co.	1,987,203	94,571
		120,802
Food & Staples Retailing - 2.4%
CVS Health Corp.	1,068,304	84,065
Kroger Co. (b)	1,058,300	32,130
Walmart, Inc.	681,200	72,616
		188,811
Food Products - 0.7%
Campbell Soup Co.	287,100	13,365
Kellogg Co.	135,200	9,208
Nestle SA (Reg. S)	45,170	3,902
The J.M. Smucker Co.	198,600	25,200
		51,675
Household Products - 1.9%
Kimberly-Clark Corp.	199,300	23,318
Procter & Gamble Co. (b)	1,009,915	87,196
Reckitt Benckiser Group PLC	394,900	38,136
		148,650
Personal Products - 0.3%
Unilever NV (NY Reg.)	479,100	27,543
Tobacco - 2.4%
Altria Group, Inc.	1,736,700	122,159
British American Tobacco PLC sponsored ADR	903,400	61,522
		183,681

TOTAL CONSUMER STAPLES		721,162

ENERGY - 13.3%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	997,500	32,070
Nabors Industries Ltd.	791,700	6,207
National Oilwell Varco, Inc.	570,400	20,922
Oceaneering International, Inc.	776,800	16,064
Schlumberger Ltd.	22,600	1,663
		76,926
Oil, Gas & Consumable Fuels - 12.3%
Anadarko Petroleum Corp.	275,400	16,538
Apache Corp.	945,511	42,425
BP PLC sponsored ADR	808,200	34,583
Cabot Oil & Gas Corp.	1,139,300	30,021
Cenovus Energy, Inc.	6,107,700	58,247
Cenovus Energy, Inc.	37,200	355
Chevron Corp. (b)	1,100,296	137,922
ConocoPhillips Co. (b)	2,418,900	142,256
Exxon Mobil Corp.	381,800	33,331
Golar LNG Ltd.	629,100	17,168
Imperial Oil Ltd.	1,158,500	36,422
Kinder Morgan, Inc.	2,731,700	49,116
Legacy Reserves LP (c)	956,268	2,276
Phillips 66 Co.	103,580	10,607
Suncor Energy, Inc.	3,674,050	133,102
Teekay LNG Partners LP	477,300	9,427
The Williams Companies, Inc.	3,618,472	113,584
Valero Energy Corp.	207,200	19,885
Williams Partners LP	1,510,985	63,310
		950,575

TOTAL ENERGY		1,027,501

FINANCIALS - 23.1%
Banks - 15.4%
Bank of America Corp.	7,890,156	252,485
Citigroup, Inc. (b)	2,950,830	231,581
Cullen/Frost Bankers, Inc.	16,200	1,724
First Hawaiian, Inc.	24,900	720
JPMorgan Chase & Co. (b)	2,060,192	238,302
M&T Bank Corp.	20,300	3,873
PNC Financial Services Group, Inc. (b)	461,154	72,872
Regions Financial Corp. (b)	1,950,400	37,506
SunTrust Banks, Inc.	1,481,266	104,726
U.S. Bancorp	1,330,473	76,023
Wells Fargo & Co.	2,610,341	171,708
		1,191,520
Capital Markets - 6.8%
Apollo Global Management LLC Class A	511,500	18,286
Charles Schwab Corp. (b)	810,843	43,250
KKR & Co. LP	2,335,043	56,228
Morgan Stanley	1,127,897	63,783
Northern Trust Corp. (b)	848,464	89,420
Oaktree Capital Group LLC Class A	271,200	12,448
S&P Global, Inc.	182,100	32,978
State Street Corp. (b)	1,386,227	152,721
The Blackstone Group LP	1,556,600	56,894
		526,008
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	292,407	24,422
MetLife, Inc.	603,100	28,991
		53,413
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	725,668	16,015

TOTAL FINANCIALS		1,786,956

HEALTH CARE - 12.0%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (c)	280,900	33,517
Amgen, Inc.	638,093	118,717
Biogen, Inc. (c)	43,100	14,991
Gilead Sciences, Inc.	9,600	804
Intercept Pharmaceuticals, Inc. (c)	121,626	7,553
Shire PLC sponsored ADR	88,600	12,408
		187,990
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co.	19,000	4,616
Boston Scientific Corp. (c)	531,900	14,872
ConvaTec Group PLC (d)	665,200	1,910
Danaher Corp.	341,100	34,547
Fisher & Paykel Healthcare Corp.	388,032	3,818
Medtronic PLC	210,530	18,082
ResMed, Inc.	107,400	10,825
Steris PLC	59,700	5,428
Zimmer Biomet Holdings, Inc.	159,510	20,277
		114,375
Health Care Providers & Services - 3.7%
Aetna, Inc.	51,400	9,603
AmerisourceBergen Corp.	281,100	28,017
Anthem, Inc.	182,600	45,257
Cardinal Health, Inc.	761,900	54,697
Cigna Corp.	125,300	26,106
Fresenius Medical Care AG & Co. KGaA sponsored ADR	190,300	10,944
Humana, Inc.	64,600	18,206
McKesson Corp.	292,087	49,328
Patterson Companies, Inc.	309,970	11,125
UnitedHealth Group, Inc.	132,100	31,279
		284,562
Pharmaceuticals - 4.4%
Allergan PLC	94,700	17,071
AstraZeneca PLC sponsored ADR	677,500	23,753
Bayer AG	190,300	24,936
Eisai Co. Ltd.	13,700	780
GlaxoSmithKline PLC sponsored ADR	2,908,322	109,091
Innoviva, Inc. (c)	235,100	3,430
Johnson & Johnson (b)	729,169	100,764
Novartis AG sponsored ADR	42,444	3,823
Sanofi SA	228,788	20,191
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,727,020	35,248
		339,087

TOTAL HEALTH CARE		926,014

INDUSTRIALS - 11.6%
Aerospace & Defense - 2.3%
General Dynamics Corp.	103,000	22,915
Meggitt PLC	211,968	1,397
Rolls-Royce Holdings PLC	1,347,200	16,717
The Boeing Co. (b)	44,289	15,695
United Technologies Corp.	862,682	119,059
		175,783
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc. (b)	352,400	32,231
Expeditors International of Washington, Inc.	311,000	20,199
United Parcel Service, Inc. Class B	595,204	75,781
		128,211
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	65,000	3,545
Ritchie Brothers Auctioneers, Inc. (a)	236,500	7,693
		11,238
Construction & Engineering - 0.1%
Fluor Corp.	148,000	8,984
Electrical Equipment - 0.6%
Acuity Brands, Inc.	148,100	22,873
Hubbell, Inc. Class B	191,539	26,040
		48,913
Industrial Conglomerates - 1.6%
General Electric Co.	7,474,627	120,865
Machinery - 1.1%
Donaldson Co., Inc.	140,100	7,097
Flowserve Corp.	829,000	37,570
Snap-On, Inc.	120,000	20,557
Wabtec Corp. (a)	220,500	17,869
Zardoya Otis SA	115,600	1,320
		84,413
Professional Services - 0.4%
Intertrust NV (c)(d)	362,800	6,644
Nielsen Holdings PLC	607,900	22,742
		29,386
Road & Rail - 2.8%
CSX Corp. (b)	927,320	52,644
J.B. Hunt Transport Services, Inc. (b)	527,040	63,682
Norfolk Southern Corp.	254,499	38,399
Union Pacific Corp.	454,100	60,622
		215,347
Trading Companies & Distributors - 0.9%
Brenntag AG	25,800	1,673
Bunzl PLC	133,700	3,911
Fastenal Co. (a)	437,700	24,056
Howden Joinery Group PLC	228,700	1,508
MSC Industrial Direct Co., Inc. Class A	125,900	11,819
Watsco, Inc.	164,592	29,592
		72,559

TOTAL INDUSTRIALS		895,699

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.5%
Cisco Systems, Inc. (b)	2,837,152	117,855
Electronic Equipment & Components - 0.1%
Avnet, Inc.	128,200	5,449
Philips Lighting NV (d)	109,400	4,306
		9,755
Internet Software & Services - 2.8%
Alphabet, Inc.:
Class A (c)	96,807	114,447
Class C (c)	90,736	106,156
		220,603
IT Services - 3.1%
Accenture PLC Class A	96,700	15,540
Cognizant Technology Solutions Corp. Class A	20,500	1,599
IBM Corp.	23,900	3,912
MasterCard, Inc. Class A	161,400	27,277
Paychex, Inc.	1,066,752	72,806
Unisys Corp. (a)(c)	1,314,818	11,702
Visa, Inc. Class A	845,884	105,084
		237,920
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Ltd.	30,400	7,540
Qualcomm, Inc.	2,020,246	137,882
United Microelectronics Corp. sponsored ADR	1,575,900	3,845
Xilinx, Inc.	59,700	4,359
		153,626
Software - 5.1%
Micro Focus International PLC	683,862	20,876
Microsoft Corp. (b)	3,134,099	297,765
Oracle Corp.	1,090,653	56,267
SAP SE sponsored ADR	207,100	23,454
		398,362
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc. (b)	902,794	151,155

TOTAL INFORMATION TECHNOLOGY		1,289,276

MATERIALS - 2.1%
Chemicals - 1.8%
CF Industries Holdings, Inc. (b)	549,700	23,329
LyondellBasell Industries NV Class A	422,800	50,668
Monsanto Co.	132,015	16,079
Nutrien Ltd. (c)	707,680	37,024
PPG Industries, Inc.	17,600	2,090
The Scotts Miracle-Gro Co. Class A	134,600	12,150
		141,340
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (a)	271,600	13,314
Reliance Steel & Aluminum Co.	75,500	6,613
		19,927

TOTAL MATERIALS		161,267

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	98,600	14,563
CoreSite Realty Corp.	164,600	17,829
Equinix, Inc.	38,100	17,343
Omega Healthcare Investors, Inc. (a)	149,400	4,040
Public Storage	84,400	16,522
Sabra Health Care REIT, Inc.	271,900	4,921
Spirit Realty Capital, Inc.	745,700	6,092
		81,310
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	1,806,774	97,692
UTILITIES - 1.1%
Electric Utilities - 1.0%
Exelon Corp.	1,648,400	63,480
PPL Corp.	423,700	13,503
Southern Co.	44,100	1,989
		78,972
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	135,100	1,562
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	50,600	2,625

TOTAL UTILITIES		83,159

TOTAL COMMON STOCKS
(Cost $6,272,377)		7,693,566

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%	210,900	13,228
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	117,279	6,904
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	66,200	5,485

TOTAL CONVERTIBLE PREFERRED STOCKS		25,617

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (c)	319,925,580	454
TOTAL PREFERRED STOCKS
(Cost $26,800)		26,071
	Principal Amount (000s)(e)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(d)
(Cost $7,157)	EUR 6,700	9,414
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $18,052)	18,052,449	16,789

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.39% (i)	26,822,614	26,828
Fidelity Securities Lending Cash Central Fund 1.40% (i)(j)	50,523,591	50,529
TOTAL MONEY MARKET FUNDS
(Cost $77,361)		77,357
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $6,401,747)		7,823,197
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(78,737)
NET ASSETS - 100%		$7,744,460

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Apple, Inc.	Chicago Board Options Exchange	541	$9,058	$185.00	2/16/18	$(40)
C.H. Robinson Worldwide, Inc.	Chicago Board Options Exchange	633	5,789	92.50	2/16/18	(81)
CF Industries Holdings, Inc.	Chicago Board Options Exchange	541	2,296	40.00	2/16/18	(164)
Charles Schwab Corp.	Chicago Board Options Exchange	830	4,427	55.00	3/16/18	(93)
Chevron Corp.	Chicago Board Options Exchange	1,094	13,713	140.00	3/16/18	(26)
Chevron Corp.	Chicago Board Options Exchange	1,094	13,713	145.00	6/15/18	(72)
Cisco Systems, Inc.	Chicago Board Options Exchange	2,826	11,739	41.00	3/16/18	(509)
Cisco Systems, Inc.	Chicago Board Options Exchange	2,826	11,739	40.00	3/16/18	(689)
Citigroup, Inc.	Chicago Board Options Exchange	2,952	23,167	80.00	2/16/18	(181)
ConocoPhillips Co.	Chicago Board Options Exchange	3,768	22,160	65.00	5/18/18	(379)
CSX Corp.	Chicago Board Options Exchange	1,863	10,576	60.00	2/16/18	(48)
CSX Corp.	Chicago Board Options Exchange	1,861	10,565	62.50	2/16/18	(9)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	546	6,597	120.00	2/16/18	(154)
Johnson & Johnson	Chicago Board Options Exchange	781	10,793	145.00	2/16/18	(17)
JPMorgan Chase & Co.	Chicago Board Options Exchange	3,279	37,928	115.00	3/16/18	(1,172)
Kroger Co.	Chicago Board Options Exchange	1,328	4,032	28.00	2/16/18	(329)
Kroger Co.	Chicago Board Options Exchange	2,491	7,563	29.00	2/16/18	(402)
L Brands, Inc.	Chicago Board Options Exchange	745	3,732	65.00	2/16/18	(2)
Microsoft Corp.	Chicago Board Options Exchange	1,564	14,860	90.00	2/16/18	(974)
Microsoft Corp.	Chicago Board Options Exchange	3,106	29,510	92.50	3/16/18	(1,600)
Northern Trust Corp.	Chicago Board Options Exchange	824	8,684	110.00	4/20/18	(192)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	421	6,653	145.00	2/16/18	(574)
Procter & Gamble Co.	Chicago Board Options Exchange	1,115	9,627	92.50	2/16/18	(5)
Regions Financial Corp.	Chicago Board Options Exchange	2,056	3,954	18.00	2/16/18	(269)
State Street Corp.	Chicago Board Options Exchange	1,365	15,038	115.00	5/18/18	(437)
Target Corp.	Chicago Board Options Exchange	754	5,672	65.00	3/16/18	(805)
Target Corp.	Chicago Board Options Exchange	734	5,521	70.00	3/16/18	(472)
Target Corp.	Chicago Board Options Exchange	1,853	13,938	85.00	4/20/18	(200)
The Boeing Co.	Chicago Board Options Exchange	301	10,667	300.00	3/16/18	(1,667)
The Boeing Co.	Chicago Board Options Exchange	61	2,162	370.00	3/16/18	(34)
TOTAL WRITTEN OPTIONS						$(11,596)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $335,873,000.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,274,000 or 0.3% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,789,000 or 0.2% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$18,052

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$86
Fidelity Securities Lending Cash Central Fund	195
Total	$281

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$623,530	$623,530	$--	$--
Consumer Staples	721,162	679,124	42,038	--
Energy	1,027,501	1,027,501	--	--
Financials	1,786,956	1,786,956	--	--
Health Care	939,242	880,107	59,135	--
Industrials	903,057	879,436	23,621	--
Information Technology	1,289,276	1,289,276	--	--
Materials	161,267	161,267	--	--
Real Estate	81,310	81,310	--	--
Telecommunication Services	97,692	97,692	--	--
Utilities	88,644	83,159	5,485	--
Corporate Bonds	9,414	--	9,414	--
Other	16,789	--	--	16,789
Money Market Funds	77,357	77,357	--	--
Total Investments in Securities:	$7,823,197	$7,666,715	$139,693	$16,789
Derivative Instruments:
Liabilities
Written Options	$(11,596)	$(11,596)	$--	$--
Total Liabilities	$(11,596)	$(11,596)	$--	$--
Total Derivative Instruments:	$(11,596)	$(11,596)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(11,596)
Total Equity Risk	0	(11,596)
Total Value of Derivatives	$0	$(11,596)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
United Kingdom	3.6%
Canada	3.6%
Netherlands	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $48,860) — See accompanying schedule: Unaffiliated issuers (cost $6,324,386)	$7,745,840
Fidelity Central Funds (cost $77,361)	77,357
Total Investment in Securities (cost $6,401,747)		$7,823,197
Restricted cash		223
Receivable for investments sold		36,516
Receivable for fund shares sold		1,669
Dividends receivable		6,574
Interest receivable		276
Distributions receivable from Fidelity Central Funds		35
Prepaid expenses		10
Other receivables		841
Total assets		7,869,341
Liabilities
Payable for investments purchased	$52,785
Payable for fund shares redeemed	5,334
Accrued management fee	2,840
Written options, at value (premium received $5,293)	11,596
Other affiliated payables	948
Other payables and accrued expenses	848
Collateral on securities loaned	50,530
Total liabilities		124,881
Net Assets		$7,744,460
Net Assets consist of:
Paid in capital		$7,510,164
Distributions in excess of net investment income		(22,706)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,158,166)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,415,168
Net Assets		$7,744,460
Growth and Income:
Net Asset Value, offering price and redemption price per share ($6,823,724 ÷ 171,520 shares)		$39.78
Class K:
Net Asset Value, offering price and redemption price per share ($920,736 ÷ 23,165 shares)		$39.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$76,174
Interest		225
Income from Fidelity Central Funds		281
Total income		76,680
Expenses
Management fee	$16,124
Transfer agent fees	5,046
Accounting and security lending fees	595
Custodian fees and expenses	66
Independent trustees' fees and expenses	25
Appreciation in deferred trustee compensation account	1
Registration fees	35
Audit	45
Legal	15
Interest	10
Miscellaneous	23
Total expenses before reductions	21,985
Expense reductions	(108)	21,877
Net investment income (loss)		54,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	532,471
Fidelity Central Funds	1
Foreign currency transactions	14
Written options	3,294
Total net realized gain (loss)		535,780
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	382,154
Fidelity Central Funds	(2)
Assets and liabilities in foreign currencies	44
Written options	(3,891)
Total change in net unrealized appreciation (depreciation)		378,305
Net gain (loss)		914,085
Net increase (decrease) in net assets resulting from operations		$968,888

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,803	$128,606
Net realized gain (loss)	535,780	555,075
Change in net unrealized appreciation (depreciation)	378,305	424,780
Net increase (decrease) in net assets resulting from operations	968,888	1,108,461
Distributions to shareholders from net investment income	(89,704)	(97,619)
Share transactions - net increase (decrease)	(380,775)	(57,861)
Total increase (decrease) in net assets	498,409	952,981
Net Assets
Beginning of period	7,246,051	6,293,070
End of period	$7,744,460	$7,246,051
Other Information
Undistributed net investment income end of period	$–	$12,195
Distributions in excess of net investment income end of period	$(22,706)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth & Income Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.31	$30.48	$30.85	$29.02	$25.66	$20.13
Income from Investment Operations
Net investment income (loss)A	.27	.61	.59	.55	.51	.46
Net realized and unrealized gain (loss)	4.65	4.68	(.37)	1.82B	3.35	5.54
Total from investment operations	4.92	5.29	.22	2.37	3.86	6.00
Distributions from net investment income	(.45)	(.46)	(.58)	(.54)	(.50)	(.44)
Distributions from net realized gain	–	–	(.01)	–	(.01)	(.03)
Total distributions	(.45)	(.46)	(.59)	(.54)	(.50)C	(.47)
Net asset value, end of period	$39.78	$35.31	$30.48	$30.85	$29.02	$25.66
Total ReturnD,E	14.05%	17.48%	.88%	8.23%B	15.16%	30.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.63%	.64%	.64%	.65%	.68%
Expenses net of fee waivers, if any	.61%H	.63%	.64%	.63%	.65%	.68%
Expenses net of all reductions	.61%H	.63%	.64%	.63%	.65%	.67%
Net investment income (loss)	1.49%H	1.84%	2.05%	1.83%	1.86%	2.04%
Supplemental Data
Net assets, end of period (in millions)	$6,824	$6,356	$5,529	$6,563	$6,550	$6,060
Portfolio turnover rateI	40%H	37%	29%	35%	41%J	49%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.03%

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.495 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth & Income Portfolio Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.28	$30.46	$30.82	$29.00	$25.64	$20.12
Income from Investment Operations
Net investment income (loss)A	.29	.65	.62	.59	.54	.50
Net realized and unrealized gain (loss)	4.65	4.67	(.35)	1.81B	3.36	5.52
Total from investment operations	4.94	5.32	.27	2.40	3.90	6.02
Distributions from net investment income	(.47)	(.50)	(.62)	(.58)	(.53)	(.47)
Distributions from net realized gain	–	–	(.01)	–	(.01)	(.03)
Total distributions	(.47)	(.50)	(.63)	(.58)	(.54)	(.50)
Net asset value, end of period	$39.75	$35.28	$30.46	$30.82	$29.00	$25.64
Total ReturnC,D	14.12%	17.60%	1.04%	8.34%B	15.32%	30.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.51%G	.52%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.51%G	.52%	.52%	.52%	.52%	.52%
Net investment income (loss)	1.60%G	1.95%	2.17%	1.95%	1.99%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$921	$890	$765	$862	$960	$1,016
Portfolio turnover rateH	40%G	37%	29%	35%	41%I	49%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.14%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain conversion ratio adjustments, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,835,496
Gross unrealized depreciation	(422,405)
Net unrealized appreciation (depreciation)	$1,413,091
Tax cost	$6,403,803

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,723,247)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $17,012 in this Subsidiary, representing .22% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,471,394 and $1,864,408, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth and Income	$4,843.15
Class K	203.05
	$5,046

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,610	1.37%	$8

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,711. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $195, including $8 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $11,831. The weighted average interest rate was 1.66%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $71 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Growth and Income	$78,502	$84,860
Class K	11,202	12,759
Total	$89,704	$97,619

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Growth and Income
Shares sold	3,524	18,794	$130,095	$607,315
Reinvestment of distributions	2,035	2,473	74,379	80,649
Shares redeemed	(14,031)	(22,631)	(511,155)	(748,252)
Net increase (decrease)	(8,472)	(1,364)	$(306,681)	$(60,288)
Class K
Shares sold	1,853	7,100	$68,694	$234,427
Reinvestment of distributions	307	391	11,202	12,759
Shares redeemed	(4,223)	(7,363)	(153,990)	(244,759)
Net increase (decrease)	(2,063)	128	$(74,094)	$2,427

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Growth and Income	.61%
Actual		$1,000.00	$1,140.50	$3.29
Hypothetical-C		$1,000.00	$1,022.13	$3.11
Class K	.51%
Actual		$1,000.00	$1,141.20	$2.75
Hypothetical-C		$1,000.00	$1,022.63	$2.60

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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GAI-K-SANN-0318
1.863233.109

Fidelity® Growth & Income Portfolio Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Microsoft Corp.(a)	3.8
Bank of America Corp.	3.3
JPMorgan Chase & Co.(a)	3.1
Citigroup, Inc.(a)	3.0
Comcast Corp. Class A	2.4
Wells Fargo & Co.	2.2
State Street Corp.(a)	2.0
Apple, Inc.(a)	2.0
ConocoPhillips Co.(a)	1.8
Chevron Corp.(a)	1.8
25.4

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Financials	23.1
Information Technology	16.6
Energy	13.5
Health Care	12.2
Industrials	11.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018*,**
Stocks	99.4%
Convertible Securities	0.4%
Other Investments	0.2%

 * Foreign investments - 11.7%

 ** Written options - (0.1)%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.1%
Gentex Corp.	521,100	$12,340
Hotels, Restaurants & Leisure - 0.5%
Cedar Fair LP (depositary unit)	32,700	2,217
DineEquity, Inc.	119,300	6,607
Dunkin' Brands Group, Inc.	354,100	22,893
Marriott International, Inc. Class A	21,700	3,197
Papa John's International, Inc. (a)	63,300	4,108
		39,022
Media - 4.1%
Comcast Corp. Class A	4,341,000	184,623
Interpublic Group of Companies, Inc.	1,643,700	35,981
Omnicom Group, Inc.	191,900	14,709
The Walt Disney Co.	428,200	46,532
Time Warner, Inc.	291,200	27,766
Viacom, Inc. Class B (non-vtg.)	188,600	6,303
		315,914
Multiline Retail - 0.6%
Dollar General Corp.	161,100	16,613
Target Corp. (b)	367,875	27,672
		44,285
Specialty Retail - 2.7%
L Brands, Inc. (b)	774,900	38,815
Lowe's Companies, Inc.	869,779	91,092
Ross Stores, Inc.	239,800	19,757
TJX Companies, Inc.	588,900	47,300
Williams-Sonoma, Inc. (a)	292,900	15,005
		211,969

TOTAL CONSUMER DISCRETIONARY		623,530

CONSUMER STAPLES - 9.3%
Beverages - 1.6%
Molson Coors Brewing Co. Class B	312,200	26,231
The Coca-Cola Co.	1,987,203	94,571
		120,802
Food & Staples Retailing - 2.4%
CVS Health Corp.	1,068,304	84,065
Kroger Co. (b)	1,058,300	32,130
Walmart, Inc.	681,200	72,616
		188,811
Food Products - 0.7%
Campbell Soup Co.	287,100	13,365
Kellogg Co.	135,200	9,208
Nestle SA (Reg. S)	45,170	3,902
The J.M. Smucker Co.	198,600	25,200
		51,675
Household Products - 1.9%
Kimberly-Clark Corp.	199,300	23,318
Procter & Gamble Co. (b)	1,009,915	87,196
Reckitt Benckiser Group PLC	394,900	38,136
		148,650
Personal Products - 0.3%
Unilever NV (NY Reg.)	479,100	27,543
Tobacco - 2.4%
Altria Group, Inc.	1,736,700	122,159
British American Tobacco PLC sponsored ADR	903,400	61,522
		183,681

TOTAL CONSUMER STAPLES		721,162

ENERGY - 13.3%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	997,500	32,070
Nabors Industries Ltd.	791,700	6,207
National Oilwell Varco, Inc.	570,400	20,922
Oceaneering International, Inc.	776,800	16,064
Schlumberger Ltd.	22,600	1,663
		76,926
Oil, Gas & Consumable Fuels - 12.3%
Anadarko Petroleum Corp.	275,400	16,538
Apache Corp.	945,511	42,425
BP PLC sponsored ADR	808,200	34,583
Cabot Oil & Gas Corp.	1,139,300	30,021
Cenovus Energy, Inc.	6,107,700	58,247
Cenovus Energy, Inc.	37,200	355
Chevron Corp. (b)	1,100,296	137,922
ConocoPhillips Co. (b)	2,418,900	142,256
Exxon Mobil Corp.	381,800	33,331
Golar LNG Ltd.	629,100	17,168
Imperial Oil Ltd.	1,158,500	36,422
Kinder Morgan, Inc.	2,731,700	49,116
Legacy Reserves LP (c)	956,268	2,276
Phillips 66 Co.	103,580	10,607
Suncor Energy, Inc.	3,674,050	133,102
Teekay LNG Partners LP	477,300	9,427
The Williams Companies, Inc.	3,618,472	113,584
Valero Energy Corp.	207,200	19,885
Williams Partners LP	1,510,985	63,310
		950,575

TOTAL ENERGY		1,027,501

FINANCIALS - 23.1%
Banks - 15.4%
Bank of America Corp.	7,890,156	252,485
Citigroup, Inc. (b)	2,950,830	231,581
Cullen/Frost Bankers, Inc.	16,200	1,724
First Hawaiian, Inc.	24,900	720
JPMorgan Chase & Co. (b)	2,060,192	238,302
M&T Bank Corp.	20,300	3,873
PNC Financial Services Group, Inc. (b)	461,154	72,872
Regions Financial Corp. (b)	1,950,400	37,506
SunTrust Banks, Inc.	1,481,266	104,726
U.S. Bancorp	1,330,473	76,023
Wells Fargo & Co.	2,610,341	171,708
		1,191,520
Capital Markets - 6.8%
Apollo Global Management LLC Class A	511,500	18,286
Charles Schwab Corp. (b)	810,843	43,250
KKR & Co. LP	2,335,043	56,228
Morgan Stanley	1,127,897	63,783
Northern Trust Corp. (b)	848,464	89,420
Oaktree Capital Group LLC Class A	271,200	12,448
S&P Global, Inc.	182,100	32,978
State Street Corp. (b)	1,386,227	152,721
The Blackstone Group LP	1,556,600	56,894
		526,008
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	292,407	24,422
MetLife, Inc.	603,100	28,991
		53,413
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	725,668	16,015

TOTAL FINANCIALS		1,786,956

HEALTH CARE - 12.0%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (c)	280,900	33,517
Amgen, Inc.	638,093	118,717
Biogen, Inc. (c)	43,100	14,991
Gilead Sciences, Inc.	9,600	804
Intercept Pharmaceuticals, Inc. (c)	121,626	7,553
Shire PLC sponsored ADR	88,600	12,408
		187,990
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co.	19,000	4,616
Boston Scientific Corp. (c)	531,900	14,872
ConvaTec Group PLC (d)	665,200	1,910
Danaher Corp.	341,100	34,547
Fisher & Paykel Healthcare Corp.	388,032	3,818
Medtronic PLC	210,530	18,082
ResMed, Inc.	107,400	10,825
Steris PLC	59,700	5,428
Zimmer Biomet Holdings, Inc.	159,510	20,277
		114,375
Health Care Providers & Services - 3.7%
Aetna, Inc.	51,400	9,603
AmerisourceBergen Corp.	281,100	28,017
Anthem, Inc.	182,600	45,257
Cardinal Health, Inc.	761,900	54,697
Cigna Corp.	125,300	26,106
Fresenius Medical Care AG & Co. KGaA sponsored ADR	190,300	10,944
Humana, Inc.	64,600	18,206
McKesson Corp.	292,087	49,328
Patterson Companies, Inc.	309,970	11,125
UnitedHealth Group, Inc.	132,100	31,279
		284,562
Pharmaceuticals - 4.4%
Allergan PLC	94,700	17,071
AstraZeneca PLC sponsored ADR	677,500	23,753
Bayer AG	190,300	24,936
Eisai Co. Ltd.	13,700	780
GlaxoSmithKline PLC sponsored ADR	2,908,322	109,091
Innoviva, Inc. (c)	235,100	3,430
Johnson & Johnson (b)	729,169	100,764
Novartis AG sponsored ADR	42,444	3,823
Sanofi SA	228,788	20,191
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,727,020	35,248
		339,087

TOTAL HEALTH CARE		926,014

INDUSTRIALS - 11.6%
Aerospace & Defense - 2.3%
General Dynamics Corp.	103,000	22,915
Meggitt PLC	211,968	1,397
Rolls-Royce Holdings PLC	1,347,200	16,717
The Boeing Co. (b)	44,289	15,695
United Technologies Corp.	862,682	119,059
		175,783
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc. (b)	352,400	32,231
Expeditors International of Washington, Inc.	311,000	20,199
United Parcel Service, Inc. Class B	595,204	75,781
		128,211
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	65,000	3,545
Ritchie Brothers Auctioneers, Inc. (a)	236,500	7,693
		11,238
Construction & Engineering - 0.1%
Fluor Corp.	148,000	8,984
Electrical Equipment - 0.6%
Acuity Brands, Inc.	148,100	22,873
Hubbell, Inc. Class B	191,539	26,040
		48,913
Industrial Conglomerates - 1.6%
General Electric Co.	7,474,627	120,865
Machinery - 1.1%
Donaldson Co., Inc.	140,100	7,097
Flowserve Corp.	829,000	37,570
Snap-On, Inc.	120,000	20,557
Wabtec Corp. (a)	220,500	17,869
Zardoya Otis SA	115,600	1,320
		84,413
Professional Services - 0.4%
Intertrust NV (c)(d)	362,800	6,644
Nielsen Holdings PLC	607,900	22,742
		29,386
Road & Rail - 2.8%
CSX Corp. (b)	927,320	52,644
J.B. Hunt Transport Services, Inc. (b)	527,040	63,682
Norfolk Southern Corp.	254,499	38,399
Union Pacific Corp.	454,100	60,622
		215,347
Trading Companies & Distributors - 0.9%
Brenntag AG	25,800	1,673
Bunzl PLC	133,700	3,911
Fastenal Co. (a)	437,700	24,056
Howden Joinery Group PLC	228,700	1,508
MSC Industrial Direct Co., Inc. Class A	125,900	11,819
Watsco, Inc.	164,592	29,592
		72,559

TOTAL INDUSTRIALS		895,699

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.5%
Cisco Systems, Inc. (b)	2,837,152	117,855
Electronic Equipment & Components - 0.1%
Avnet, Inc.	128,200	5,449
Philips Lighting NV (d)	109,400	4,306
		9,755
Internet Software & Services - 2.8%
Alphabet, Inc.:
Class A (c)	96,807	114,447
Class C (c)	90,736	106,156
		220,603
IT Services - 3.1%
Accenture PLC Class A	96,700	15,540
Cognizant Technology Solutions Corp. Class A	20,500	1,599
IBM Corp.	23,900	3,912
MasterCard, Inc. Class A	161,400	27,277
Paychex, Inc.	1,066,752	72,806
Unisys Corp. (a)(c)	1,314,818	11,702
Visa, Inc. Class A	845,884	105,084
		237,920
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Ltd.	30,400	7,540
Qualcomm, Inc.	2,020,246	137,882
United Microelectronics Corp. sponsored ADR	1,575,900	3,845
Xilinx, Inc.	59,700	4,359
		153,626
Software - 5.1%
Micro Focus International PLC	683,862	20,876
Microsoft Corp. (b)	3,134,099	297,765
Oracle Corp.	1,090,653	56,267
SAP SE sponsored ADR	207,100	23,454
		398,362
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc. (b)	902,794	151,155

TOTAL INFORMATION TECHNOLOGY		1,289,276

MATERIALS - 2.1%
Chemicals - 1.8%
CF Industries Holdings, Inc. (b)	549,700	23,329
LyondellBasell Industries NV Class A	422,800	50,668
Monsanto Co.	132,015	16,079
Nutrien Ltd. (c)	707,680	37,024
PPG Industries, Inc.	17,600	2,090
The Scotts Miracle-Gro Co. Class A	134,600	12,150
		141,340
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (a)	271,600	13,314
Reliance Steel & Aluminum Co.	75,500	6,613
		19,927

TOTAL MATERIALS		161,267

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	98,600	14,563
CoreSite Realty Corp.	164,600	17,829
Equinix, Inc.	38,100	17,343
Omega Healthcare Investors, Inc. (a)	149,400	4,040
Public Storage	84,400	16,522
Sabra Health Care REIT, Inc.	271,900	4,921
Spirit Realty Capital, Inc.	745,700	6,092
		81,310
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	1,806,774	97,692
UTILITIES - 1.1%
Electric Utilities - 1.0%
Exelon Corp.	1,648,400	63,480
PPL Corp.	423,700	13,503
Southern Co.	44,100	1,989
		78,972
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	135,100	1,562
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	50,600	2,625

TOTAL UTILITIES		83,159

TOTAL COMMON STOCKS
(Cost $6,272,377)		7,693,566

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%	210,900	13,228
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	117,279	6,904
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	66,200	5,485

TOTAL CONVERTIBLE PREFERRED STOCKS		25,617

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (c)	319,925,580	454
TOTAL PREFERRED STOCKS
(Cost $26,800)		26,071
	Principal Amount (000s)(e)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(d)
(Cost $7,157)	EUR 6,700	9,414
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $18,052)	18,052,449	16,789

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.39% (i)	26,822,614	26,828
Fidelity Securities Lending Cash Central Fund 1.40% (i)(j)	50,523,591	50,529
TOTAL MONEY MARKET FUNDS
(Cost $77,361)		77,357
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $6,401,747)		7,823,197
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(78,737)
NET ASSETS - 100%		$7,744,460

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Apple, Inc.	Chicago Board Options Exchange	541	$9,058	$185.00	2/16/18	$(40)
C.H. Robinson Worldwide, Inc.	Chicago Board Options Exchange	633	5,789	92.50	2/16/18	(81)
CF Industries Holdings, Inc.	Chicago Board Options Exchange	541	2,296	40.00	2/16/18	(164)
Charles Schwab Corp.	Chicago Board Options Exchange	830	4,427	55.00	3/16/18	(93)
Chevron Corp.	Chicago Board Options Exchange	1,094	13,713	140.00	3/16/18	(26)
Chevron Corp.	Chicago Board Options Exchange	1,094	13,713	145.00	6/15/18	(72)
Cisco Systems, Inc.	Chicago Board Options Exchange	2,826	11,739	41.00	3/16/18	(509)
Cisco Systems, Inc.	Chicago Board Options Exchange	2,826	11,739	40.00	3/16/18	(689)
Citigroup, Inc.	Chicago Board Options Exchange	2,952	23,167	80.00	2/16/18	(181)
ConocoPhillips Co.	Chicago Board Options Exchange	3,768	22,160	65.00	5/18/18	(379)
CSX Corp.	Chicago Board Options Exchange	1,863	10,576	60.00	2/16/18	(48)
CSX Corp.	Chicago Board Options Exchange	1,861	10,565	62.50	2/16/18	(9)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	546	6,597	120.00	2/16/18	(154)
Johnson & Johnson	Chicago Board Options Exchange	781	10,793	145.00	2/16/18	(17)
JPMorgan Chase & Co.	Chicago Board Options Exchange	3,279	37,928	115.00	3/16/18	(1,172)
Kroger Co.	Chicago Board Options Exchange	1,328	4,032	28.00	2/16/18	(329)
Kroger Co.	Chicago Board Options Exchange	2,491	7,563	29.00	2/16/18	(402)
L Brands, Inc.	Chicago Board Options Exchange	745	3,732	65.00	2/16/18	(2)
Microsoft Corp.	Chicago Board Options Exchange	1,564	14,860	90.00	2/16/18	(974)
Microsoft Corp.	Chicago Board Options Exchange	3,106	29,510	92.50	3/16/18	(1,600)
Northern Trust Corp.	Chicago Board Options Exchange	824	8,684	110.00	4/20/18	(192)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	421	6,653	145.00	2/16/18	(574)
Procter & Gamble Co.	Chicago Board Options Exchange	1,115	9,627	92.50	2/16/18	(5)
Regions Financial Corp.	Chicago Board Options Exchange	2,056	3,954	18.00	2/16/18	(269)
State Street Corp.	Chicago Board Options Exchange	1,365	15,038	115.00	5/18/18	(437)
Target Corp.	Chicago Board Options Exchange	754	5,672	65.00	3/16/18	(805)
Target Corp.	Chicago Board Options Exchange	734	5,521	70.00	3/16/18	(472)
Target Corp.	Chicago Board Options Exchange	1,853	13,938	85.00	4/20/18	(200)
The Boeing Co.	Chicago Board Options Exchange	301	10,667	300.00	3/16/18	(1,667)
The Boeing Co.	Chicago Board Options Exchange	61	2,162	370.00	3/16/18	(34)
TOTAL WRITTEN OPTIONS						$(11,596)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $335,873,000.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,274,000 or 0.3% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,789,000 or 0.2% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$18,052

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$86
Fidelity Securities Lending Cash Central Fund	195
Total	$281

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$623,530	$623,530	$--	$--
Consumer Staples	721,162	679,124	42,038	--
Energy	1,027,501	1,027,501	--	--
Financials	1,786,956	1,786,956	--	--
Health Care	939,242	880,107	59,135	--
Industrials	903,057	879,436	23,621	--
Information Technology	1,289,276	1,289,276	--	--
Materials	161,267	161,267	--	--
Real Estate	81,310	81,310	--	--
Telecommunication Services	97,692	97,692	--	--
Utilities	88,644	83,159	5,485	--
Corporate Bonds	9,414	--	9,414	--
Other	16,789	--	--	16,789
Money Market Funds	77,357	77,357	--	--
Total Investments in Securities:	$7,823,197	$7,666,715	$139,693	$16,789
Derivative Instruments:
Liabilities
Written Options	$(11,596)	$(11,596)	$--	$--
Total Liabilities	$(11,596)	$(11,596)	$--	$--
Total Derivative Instruments:	$(11,596)	$(11,596)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(11,596)
Total Equity Risk	0	(11,596)
Total Value of Derivatives	$0	$(11,596)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
United Kingdom	3.6%
Canada	3.6%
Netherlands	1.1%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $48,860) — See accompanying schedule: Unaffiliated issuers (cost $6,324,386)	$7,745,840
Fidelity Central Funds (cost $77,361)	77,357
Total Investment in Securities (cost $6,401,747)		$7,823,197
Restricted cash		223
Receivable for investments sold		36,516
Receivable for fund shares sold		1,669
Dividends receivable		6,574
Interest receivable		276
Distributions receivable from Fidelity Central Funds		35
Prepaid expenses		10
Other receivables		841
Total assets		7,869,341
Liabilities
Payable for investments purchased	$52,785
Payable for fund shares redeemed	5,334
Accrued management fee	2,840
Written options, at value (premium received $5,293)	11,596
Other affiliated payables	948
Other payables and accrued expenses	848
Collateral on securities loaned	50,530
Total liabilities		124,881
Net Assets		$7,744,460
Net Assets consist of:
Paid in capital		$7,510,164
Distributions in excess of net investment income		(22,706)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,158,166)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,415,168
Net Assets		$7,744,460
Growth and Income:
Net Asset Value, offering price and redemption price per share ($6,823,724 ÷ 171,520 shares)		$39.78
Class K:
Net Asset Value, offering price and redemption price per share ($920,736 ÷ 23,165 shares)		$39.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$76,174
Interest		225
Income from Fidelity Central Funds		281
Total income		76,680
Expenses
Management fee	$16,124
Transfer agent fees	5,046
Accounting and security lending fees	595
Custodian fees and expenses	66
Independent trustees' fees and expenses	25
Appreciation in deferred trustee compensation account	1
Registration fees	35
Audit	45
Legal	15
Interest	10
Miscellaneous	23
Total expenses before reductions	21,985
Expense reductions	(108)	21,877
Net investment income (loss)		54,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	532,471
Fidelity Central Funds	1
Foreign currency transactions	14
Written options	3,294
Total net realized gain (loss)		535,780
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	382,154
Fidelity Central Funds	(2)
Assets and liabilities in foreign currencies	44
Written options	(3,891)
Total change in net unrealized appreciation (depreciation)		378,305
Net gain (loss)		914,085
Net increase (decrease) in net assets resulting from operations		$968,888

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,803	$128,606
Net realized gain (loss)	535,780	555,075
Change in net unrealized appreciation (depreciation)	378,305	424,780
Net increase (decrease) in net assets resulting from operations	968,888	1,108,461
Distributions to shareholders from net investment income	(89,704)	(97,619)
Share transactions - net increase (decrease)	(380,775)	(57,861)
Total increase (decrease) in net assets	498,409	952,981
Net Assets
Beginning of period	7,246,051	6,293,070
End of period	$7,744,460	$7,246,051
Other Information
Undistributed net investment income end of period	$–	$12,195
Distributions in excess of net investment income end of period	$(22,706)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth & Income Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.31	$30.48	$30.85	$29.02	$25.66	$20.13
Income from Investment Operations
Net investment income (loss)A	.27	.61	.59	.55	.51	.46
Net realized and unrealized gain (loss)	4.65	4.68	(.37)	1.82B	3.35	5.54
Total from investment operations	4.92	5.29	.22	2.37	3.86	6.00
Distributions from net investment income	(.45)	(.46)	(.58)	(.54)	(.50)	(.44)
Distributions from net realized gain	–	–	(.01)	–	(.01)	(.03)
Total distributions	(.45)	(.46)	(.59)	(.54)	(.50)C	(.47)
Net asset value, end of period	$39.78	$35.31	$30.48	$30.85	$29.02	$25.66
Total ReturnD,E	14.05%	17.48%	.88%	8.23%B	15.16%	30.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.63%	.64%	.64%	.65%	.68%
Expenses net of fee waivers, if any	.61%H	.63%	.64%	.63%	.65%	.68%
Expenses net of all reductions	.61%H	.63%	.64%	.63%	.65%	.67%
Net investment income (loss)	1.49%H	1.84%	2.05%	1.83%	1.86%	2.04%
Supplemental Data
Net assets, end of period (in millions)	$6,824	$6,356	$5,529	$6,563	$6,550	$6,060
Portfolio turnover rateI	40%H	37%	29%	35%	41%J	49%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.03%

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.495 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth & Income Portfolio Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$35.28	$30.46	$30.82	$29.00	$25.64	$20.12
Income from Investment Operations
Net investment income (loss)A	.29	.65	.62	.59	.54	.50
Net realized and unrealized gain (loss)	4.65	4.67	(.35)	1.81B	3.36	5.52
Total from investment operations	4.94	5.32	.27	2.40	3.90	6.02
Distributions from net investment income	(.47)	(.50)	(.62)	(.58)	(.53)	(.47)
Distributions from net realized gain	–	–	(.01)	–	(.01)	(.03)
Total distributions	(.47)	(.50)	(.63)	(.58)	(.54)	(.50)
Net asset value, end of period	$39.75	$35.28	$30.46	$30.82	$29.00	$25.64
Total ReturnC,D	14.12%	17.60%	1.04%	8.34%B	15.32%	30.28%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.51%G	.52%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.51%G	.52%	.52%	.52%	.52%	.52%
Net investment income (loss)	1.60%G	1.95%	2.17%	1.95%	1.99%	2.19%
Supplemental Data
Net assets, end of period (in millions)	$921	$890	$765	$862	$960	$1,016
Portfolio turnover rateH	40%G	37%	29%	35%	41%I	49%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.06 per share. Excluding these litigation proceeds, the total return would have been 8.14%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain conversion ratio adjustments, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,835,496
Gross unrealized depreciation	(422,405)
Net unrealized appreciation (depreciation)	$1,413,091
Tax cost	$6,403,803

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,723,247)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $17,012 in this Subsidiary, representing .22% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,471,394 and $1,864,408, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth and Income	$4,843.15
Class K	203.05
	$5,046

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,610	1.37%	$8

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,711. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $195, including $8 from securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $11,831. The weighted average interest rate was 1.66%. The interest expense amounted to $2 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $71 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Growth and Income	$78,502	$84,860
Class K	11,202	12,759
Total	$89,704	$97,619

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Growth and Income
Shares sold	3,524	18,794	$130,095	$607,315
Reinvestment of distributions	2,035	2,473	74,379	80,649
Shares redeemed	(14,031)	(22,631)	(511,155)	(748,252)
Net increase (decrease)	(8,472)	(1,364)	$(306,681)	$(60,288)
Class K
Shares sold	1,853	7,100	$68,694	$234,427
Reinvestment of distributions	307	391	11,202	12,759
Shares redeemed	(4,223)	(7,363)	(153,990)	(244,759)
Net increase (decrease)	(2,063)	128	$(74,094)	$2,427

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Growth and Income	.61%
Actual		$1,000.00	$1,140.50	$3.29
Hypothetical-C		$1,000.00	$1,022.13	$3.11
Class K	.51%
Actual		$1,000.00	$1,141.20	$2.75
Hypothetical-C		$1,000.00	$1,022.63	$2.60

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GAI-SANN-0318
1.700483.121

Fidelity® Leveraged Company Stock Fund Class K Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
T-Mobile U.S., Inc.	2.3
Alphabet, Inc. Class A	2.3
ON Semiconductor Corp.	2.3
Air Canada	2.0
Bank of America Corp.	2.0
Broadcom Ltd.	2.0
Citigroup, Inc.	1.9
Facebook, Inc. Class A	1.8
Melco Crown Entertainment Ltd. sponsored ADR	1.8
JPMorgan Chase & Co.	1.8
20.2

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	26.9
Consumer Discretionary	23.1
Financials	10.6
Industrials	10.5
Materials	9.9

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments – 20.0%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.1%
Auto Components - 2.5%
Aptiv PLC	220,900	$20,959
Delphi Technologies PLC	73,633	4,067
Lear Corp.	193,600	37,392
Tenneco, Inc.	289,100	16,771
		79,189
Automobiles - 1.2%
Fiat Chrysler Automobiles NV	1,566,100	37,853
Hotels, Restaurants & Leisure - 11.0%
Boyd Gaming Corp.	1,038,600	40,994
Eldorado Resorts, Inc. (a)	1,056,500	36,502
Extended Stay America, Inc. unit	715,400	14,473
Las Vegas Sands Corp.	245,200	19,008
Melco Crown Entertainment Ltd. sponsored ADR	1,910,900	56,907
MGM Mirage, Inc.	750,300	27,348
Penn National Gaming, Inc. (a)	1,284,200	40,979
Red Rock Resorts, Inc.	5,847	203
Royal Caribbean Cruises Ltd.	254,300	33,962
Scientific Games Corp. Class A (a)	532,500	24,841
U.S. Foods Holding Corp. (a)	443,900	14,263
Wyndham Worldwide Corp.	289,100	35,886
		345,366
Household Durables - 2.3%
CalAtlantic Group, Inc.	375,300	21,066
Lennar Corp. Class A	201,600	12,632
Newell Brands, Inc.	604,547	15,984
Toll Brothers, Inc.	513,000	23,896
		73,578
Internet & Direct Marketing Retail - 1.6%
JD.com, Inc. sponsored ADR (a)	381,900	18,801
Priceline Group, Inc. (a)	16,700	31,931
		50,732
Media - 4.5%
Gray Television, Inc. (a)	1,869,664	30,569
Naspers Ltd.:
Class N	135,500	38,690
Class N sponsored ADR	160,400	9,236
Nexstar Broadcasting Group, Inc. Class A	482,098	36,206
Sinclair Broadcast Group, Inc. Class A (b)	699,000	25,933
		140,634

TOTAL CONSUMER DISCRETIONARY		727,352

CONSUMER STAPLES - 4.1%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	86,500	18,984
Monster Beverage Corp. (a)	280,500	19,139
		38,123
Food & Staples Retailing - 0.9%
CVS Health Corp.	361,400	28,439
Food Products - 2.0%
Darling International, Inc. (a)	1,685,383	31,247
JBS SA	9,507,900	29,992
		61,239

TOTAL CONSUMER STAPLES		127,801

ENERGY - 6.0%
Energy Equipment & Services - 0.0%
SAExploration Holdings, Inc. (a)(c)	419,175	914
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	307,800	18,483
Carrizo Oil & Gas, Inc. (a)	57,702	1,160
Cheniere Energy, Inc. (a)	594,640	33,633
Diamondback Energy, Inc. (a)	281,900	35,378
EQT Corp.	306,506	16,640
Parsley Energy, Inc. Class A (a)	579,600	13,679
Pioneer Natural Resources Co.	145,200	26,559
QEP Resources, Inc. (a)	458,700	4,293
Range Resources Corp. (b)	323,900	4,616
RSP Permian, Inc. (a)	270,900	10,749
Scorpio Tankers, Inc.	1,959,100	5,211
Teekay Corp. (b)	917,300	7,485
Whiting Petroleum Corp. (a)	359,973	10,050
		187,936

TOTAL ENERGY		188,850

FINANCIALS - 10.6%
Banks - 7.5%
Bank of America Corp.	1,955,999	62,592
Citigroup, Inc.	780,847	61,281
Huntington Bancshares, Inc.	1,154,180	18,675
JPMorgan Chase & Co.	481,600	55,707
Regions Financial Corp.	987,780	18,995
SunTrust Banks, Inc.	271,500	19,195
		236,445
Capital Markets - 0.4%
MSCI, Inc.	94,600	13,171
Consumer Finance - 1.6%
OneMain Holdings, Inc. (a)	1,547,200	50,609
Diversified Financial Services - 1.1%
GDS Holdings Ltd. ADR (a)(b)	1,173,700	33,497

TOTAL FINANCIALS		333,722

HEALTH CARE - 3.2%
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	613,956	17,166
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.	179,579	18,166
Life Sciences Tools & Services - 0.5%
PRA Health Sciences, Inc. (a)	168,000	15,298
Pharmaceuticals - 1.6%
Allergan PLC	128,100	23,091
Jazz Pharmaceuticals PLC (a)	168,500	24,557
Valeant Pharmaceuticals International, Inc. (Canada) (a)	56,100	1,038
		48,686

TOTAL HEALTH CARE		99,316

INDUSTRIALS - 10.5%
Air Freight & Logistics - 0.8%
XPO Logistics, Inc. (a)	282,000	26,632
Airlines - 4.1%
Air Canada (a)	3,279,900	63,758
Allegiant Travel Co.	144,246	22,971
Delta Air Lines, Inc.	745,301	42,311
		129,040
Building Products - 1.3%
Fortune Brands Home & Security, Inc.	278,100	19,726
Masco Corp.	475,400	21,231
		40,957
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	46,866	20
Electrical Equipment - 0.2%
Regal Beloit Corp.	81,158	6,322
Machinery - 0.9%
Allison Transmission Holdings, Inc.	627,700	27,769
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	831	11
Trading Companies & Distributors - 3.2%
AerCap Holdings NV (a)	352,700	19,081
HD Supply Holdings, Inc. (a)	1,117,500	43,460
United Rentals, Inc. (a)	207,000	37,490
		100,031

TOTAL INDUSTRIALS		330,782

INFORMATION TECHNOLOGY - 26.9%
Electronic Equipment & Components - 1.5%
CDW Corp.	280,200	20,956
TE Connectivity Ltd.	154,100	15,800
TTM Technologies, Inc. (a)	589,200	9,716
		46,472
Internet Software & Services - 5.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	182,000	37,181
Alphabet, Inc. Class A (a)	62,000	73,298
Facebook, Inc. Class A (a)	309,300	57,805
LogMeIn, Inc.	31,550	3,969
Qudian, Inc. ADR (b)	7,000	98
		172,351
IT Services - 3.4%
EPAM Systems, Inc. (a)	243,700	28,630
First Data Corp. Class A (a)	976,600	17,286
Global Payments, Inc.	397,500	44,433
PayPal Holdings, Inc. (a)	196,900	16,800
		107,149
Semiconductors & Semiconductor Equipment - 11.8%
Analog Devices, Inc.	194,000	17,825
Broadcom Ltd.	252,200	62,553
Marvell Technology Group Ltd.	1,097,200	25,598
Micron Technology, Inc. (a)	976,100	42,675
Microsemi Corp. (a)	859,500	53,109
NVIDIA Corp.	99,100	24,359
ON Semiconductor Corp. (a)	2,941,500	72,773
Qorvo, Inc. (a)	365,300	26,218
Semtech Corp. (a)	408,100	14,610
Skyworks Solutions, Inc.	325,300	31,622
		371,342
Software - 4.8%
Adobe Systems, Inc. (a)	181,800	36,316
Electronic Arts, Inc. (a)	287,900	36,552
Nuance Communications, Inc. (a)	1,410,400	25,119
Salesforce.com, Inc. (a)	147,800	16,836
Take-Two Interactive Software, Inc. (a)	223,800	28,349
TiVo Corp.	533,331	7,440
		150,612

TOTAL INFORMATION TECHNOLOGY		847,926

MATERIALS - 9.9%
Chemicals - 6.1%
DowDuPont, Inc.	475,821	35,963
Ingevity Corp. (a)	254,788	18,485
LyondellBasell Industries NV Class A	460,555	55,193
Olin Corp.	395,300	14,737
Platform Specialty Products Corp. (a)	2,635,400	30,861
The Chemours Co. LLC	727,000	37,528
		192,767
Containers & Packaging - 1.4%
Ardagh Group SA	73,966	1,479
Berry Global Group, Inc. (a)	113,700	6,730
Crown Holdings, Inc. (a)	277,300	16,097
Graphic Packaging Holding Co.	1,170,100	18,897
		43,203
Metals & Mining - 2.4%
First Quantum Minerals Ltd.	2,322,400	34,628
Freeport-McMoRan, Inc. (a)	1,107,900	21,604
Nucor Corp.	282,600	18,923
		75,155

TOTAL MATERIALS		311,125

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.0%
Altice U.S.A., Inc. Class A (b)	1,435,600	30,822
Wireless Telecommunication Services - 2.3%
T-Mobile U.S., Inc. (a)	1,148,300	74,748

TOTAL TELECOMMUNICATION SERVICES		105,570

UTILITIES - 0.7%
Electric Utilities - 0.6%
Vistra Energy Corp. (a)	938,500	18,301
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	273,413	3,423

TOTAL UTILITIES		21,724

TOTAL COMMON STOCKS
(Cost $2,235,932)		3,094,168
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Jupiter Resources, Inc. 8.5% 10/1/22(c)
(Cost $690)	825	503
	Shares	Value (000s)

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.39% (d)	75,268,320	75,283
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	47,056,538	47,061
TOTAL MONEY MARKET FUNDS
(Cost $122,342)		122,344
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $2,358,964)		3,217,015
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(69,022)
NET ASSETS - 100%		$3,147,993

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,417,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$290
Fidelity Securities Lending Cash Central Fund	349
Total	$639

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$727,352	$727,352	$--	$--
Consumer Staples	127,801	127,801	--	--
Energy	188,850	188,850	--	--
Financials	333,722	333,722	--	--
Health Care	99,316	99,316	--	--
Industrials	330,782	330,782	--	--
Information Technology	847,926	847,926	--	--
Materials	311,125	311,125	--	--
Telecommunication Services	105,570	105,570	--	--
Utilities	21,724	21,724	--	--
Corporate Bonds	503	--	503	--
Money Market Funds	122,344	122,344	--	--
Total Investments in Securities:	$3,217,015	$3,216,512	$503	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.0%
Cayman Islands	3.6%
Netherlands	3.5%
Canada	3.1%
Singapore	2.0%
Ireland	1.6%
South Africa	1.5%
Liberia	1.1%
Brazil	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,347) — See accompanying schedule: Unaffiliated issuers (cost $2,236,622)	$3,094,671
Fidelity Central Funds (cost $122,342)	122,344
Total Investment in Securities (cost $2,358,964)		$3,217,015
Receivable for investments sold		13,132
Receivable for fund shares sold		739
Dividends receivable		244
Interest receivable		23
Distributions receivable from Fidelity Central Funds		128
Prepaid expenses		4
Other receivables		62
Total assets		3,231,347
Liabilities
Payable to custodian bank	$9,483
Payable for investments purchased	20,397
Payable for fund shares redeemed	4,385
Accrued management fee	1,565
Other affiliated payables	421
Other payables and accrued expenses	37
Collateral on securities loaned	47,066
Total liabilities		83,354
Net Assets		$3,147,993
Net Assets consist of:
Paid in capital		$2,197,636
Distributions in excess of net investment income		(926)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		93,232
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		858,051
Net Assets		$3,147,993
Leveraged Company Stock:
Net Asset Value, offering price and redemption price per share ($2,655,947 ÷ 75,162 shares)		$35.34
Class K:
Net Asset Value, offering price and redemption price per share ($492,046 ÷ 13,895 shares)		$35.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$12,970
Interest		45
Income from Fidelity Central Funds		639
Total income		13,654
Expenses
Management fee	$9,140
Transfer agent fees	2,109
Accounting and security lending fees	458
Custodian fees and expenses	25
Independent trustees' fees and expenses	6
Registration fees	32
Audit	35
Legal	7
Miscellaneous	11
Total expenses before reductions	11,823
Expense reductions	(128)	11,695
Net investment income (loss)		1,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	201,735
Fidelity Central Funds	(2)
Foreign currency transactions	63
Total net realized gain (loss)		201,796
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	208,331
Fidelity Central Funds	(3)
Total change in net unrealized appreciation (depreciation)		208,328
Net gain (loss)		410,124
Net increase (decrease) in net assets resulting from operations		$412,083

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,959	$17,016
Net realized gain (loss)	201,796	1,032,712
Change in net unrealized appreciation (depreciation)	208,328	(535,359)
Net increase (decrease) in net assets resulting from operations	412,083	514,369
Distributions to shareholders from net investment income	(6,187)	(31,094)
Distributions to shareholders from net realized gain	(529,539)	(719,647)
Total distributions	(535,726)	(750,741)
Share transactions - net increase (decrease)	138,508	(65,270)
Redemption fees	–	27
Total increase (decrease) in net assets	14,865	(301,615)
Net Assets
Beginning of period	3,133,128	3,434,743
End of period	$3,147,993	$3,133,128
Other Information
Undistributed net investment income end of period	$–	$3,302
Distributions in excess of net investment income end of period	$(926)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Leveraged Company Stock Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.25	$40.68	$46.90	$45.82	$39.44	$28.22
Income from Investment Operations
Net investment income (loss)A	.02	.19	.41	.41	.34	.42B
Net realized and unrealized gain (loss)	4.45	5.53	(3.77)	1.01	6.31	10.92
Total from investment operations	4.47	5.72	(3.36)	1.42	6.65	11.34
Distributions from net investment income	(.07)	(.37)	(.40)	(.34)	(.27)	(.12)
Distributions from net realized gain	(6.32)	(8.78)	(2.46)	–	–	–
Total distributions	(6.38)C	(9.15)	(2.86)	(.34)	(.27)	(.12)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$35.34	$37.25	$40.68	$46.90	$45.82	$39.44
Total ReturnE,F	14.24%	17.45%	(7.23)%	3.12%	16.96%	40.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.80%	.80%	.79%	.79%	.82%
Expenses net of fee waivers, if any	.78%I	.79%	.80%	.78%	.79%	.82%
Expenses net of all reductions	.77%I	.78%	.80%	.78%	.79%	.82%
Net investment income (loss)	.11%I	.51%	1.03%	.87%	.81%	1.25%B
Supplemental Data
Net assets, end of period (in millions)	$2,656	$2,644	$2,861	$3,755	$4,207	$4,227
Portfolio turnover rateJ	64%I	100%	9%	4%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 C Total distributions of $6.38 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $6.318 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Leveraged Company Stock Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.34	$40.76	$47.00	$45.91	$39.52	$28.26
Income from Investment Operations
Net investment income (loss)A	.04	.23	.46	.46	.40	.47B
Net realized and unrealized gain (loss)	4.45	5.55	(3.79)	1.03	6.31	10.93
Total from investment operations	4.49	5.78	(3.33)	1.49	6.71	11.40
Distributions from net investment income	(.11)	(.42)	(.45)	(.40)	(.32)	(.14)
Distributions from net realized gain	(6.32)	(8.78)	(2.46)	–	–	–
Total distributions	(6.42)C	(9.20)	(2.91)	(.40)	(.32)	(.14)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$35.41	$37.34	$40.76	$47.00	$45.91	$39.52
Total ReturnE,F	14.27%	17.60%	(7.14)%	3.26%	17.10%	40.47%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%I	.68%	.68%	.67%	.67%	.69%
Expenses net of fee waivers, if any	.67%I	.68%	.68%	.67%	.67%	.69%
Expenses net of all reductions	.67%I	.67%	.68%	.67%	.67%	.68%
Net investment income (loss)	.22%I	.63%	1.15%	.99%	.92%	1.39%B
Supplemental Data
Net assets, end of period (in millions)	$492	$489	$573	$991	$1,173	$1,053
Portfolio turnover rateJ	64%I	100%	9%	4%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

 C Total distributions of $6.42 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $6.318 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$953,088
Gross unrealized depreciation	(99,287)
Net unrealized appreciation (depreciation)	$853,801
Tax cost	$2,363,214

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $973,035 and $1,325,963, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .59% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Leveraged Company Stock	$1,998.15
Class K	111.05
	$2,109

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $349, including $2 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $112 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Leveraged Company Stock	$4,788	$25,432
Class K	1,399	5,662
Total	$6,187	$31,094
From net realized gain
Leveraged Company Stock	$447,843	$601,482
Class K	81,696	118,165
Total	$529,539	$719,647

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Leveraged Company Stock
Shares sold	1,353	3,277	$46,300	$119,066
Reinvestment of distributions	13,261	17,338	427,578	589,414
Shares redeemed	(10,426)	(19,987)	(357,054)	(729,496)
Net increase (decrease)	4,188	628	$116,824	$(21,016)
Class K
Shares sold	604	1,480	$20,808	$53,751
Reinvestment of distributions	2,572	3,634	83,095	123,827
Shares redeemed	(2,386)	(6,074)	(82,219)	(221,832)
Net increase (decrease)	790	(960)	$21,684	$(44,254)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Leveraged Company Stock	.78%
Actual		$1,000.00	$1,142.40	$4.21
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class K	.67%
Actual		$1,000.00	$1,142.70	$3.62
Hypothetical-C		$1,000.00	$1,021.83	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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LSF-K-SANN-0318
1.863385.109

Fidelity® Leveraged Company Stock Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
T-Mobile U.S., Inc.	2.3
Alphabet, Inc. Class A	2.3
ON Semiconductor Corp.	2.3
Air Canada	2.0
Bank of America Corp.	2.0
Broadcom Ltd.	2.0
Citigroup, Inc.	1.9
Facebook, Inc. Class A	1.8
Melco Crown Entertainment Ltd. sponsored ADR	1.8
JPMorgan Chase & Co.	1.8
20.2

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	26.9
Consumer Discretionary	23.1
Financials	10.6
Industrials	10.5
Materials	9.9

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments – 20.0%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.1%
Auto Components - 2.5%
Aptiv PLC	220,900	$20,959
Delphi Technologies PLC	73,633	4,067
Lear Corp.	193,600	37,392
Tenneco, Inc.	289,100	16,771
		79,189
Automobiles - 1.2%
Fiat Chrysler Automobiles NV	1,566,100	37,853
Hotels, Restaurants & Leisure - 11.0%
Boyd Gaming Corp.	1,038,600	40,994
Eldorado Resorts, Inc. (a)	1,056,500	36,502
Extended Stay America, Inc. unit	715,400	14,473
Las Vegas Sands Corp.	245,200	19,008
Melco Crown Entertainment Ltd. sponsored ADR	1,910,900	56,907
MGM Mirage, Inc.	750,300	27,348
Penn National Gaming, Inc. (a)	1,284,200	40,979
Red Rock Resorts, Inc.	5,847	203
Royal Caribbean Cruises Ltd.	254,300	33,962
Scientific Games Corp. Class A (a)	532,500	24,841
U.S. Foods Holding Corp. (a)	443,900	14,263
Wyndham Worldwide Corp.	289,100	35,886
		345,366
Household Durables - 2.3%
CalAtlantic Group, Inc.	375,300	21,066
Lennar Corp. Class A	201,600	12,632
Newell Brands, Inc.	604,547	15,984
Toll Brothers, Inc.	513,000	23,896
		73,578
Internet & Direct Marketing Retail - 1.6%
JD.com, Inc. sponsored ADR (a)	381,900	18,801
Priceline Group, Inc. (a)	16,700	31,931
		50,732
Media - 4.5%
Gray Television, Inc. (a)	1,869,664	30,569
Naspers Ltd.:
Class N	135,500	38,690
Class N sponsored ADR	160,400	9,236
Nexstar Broadcasting Group, Inc. Class A	482,098	36,206
Sinclair Broadcast Group, Inc. Class A (b)	699,000	25,933
		140,634

TOTAL CONSUMER DISCRETIONARY		727,352

CONSUMER STAPLES - 4.1%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	86,500	18,984
Monster Beverage Corp. (a)	280,500	19,139
		38,123
Food & Staples Retailing - 0.9%
CVS Health Corp.	361,400	28,439
Food Products - 2.0%
Darling International, Inc. (a)	1,685,383	31,247
JBS SA	9,507,900	29,992
		61,239

TOTAL CONSUMER STAPLES		127,801

ENERGY - 6.0%
Energy Equipment & Services - 0.0%
SAExploration Holdings, Inc. (a)(c)	419,175	914
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	307,800	18,483
Carrizo Oil & Gas, Inc. (a)	57,702	1,160
Cheniere Energy, Inc. (a)	594,640	33,633
Diamondback Energy, Inc. (a)	281,900	35,378
EQT Corp.	306,506	16,640
Parsley Energy, Inc. Class A (a)	579,600	13,679
Pioneer Natural Resources Co.	145,200	26,559
QEP Resources, Inc. (a)	458,700	4,293
Range Resources Corp. (b)	323,900	4,616
RSP Permian, Inc. (a)	270,900	10,749
Scorpio Tankers, Inc.	1,959,100	5,211
Teekay Corp. (b)	917,300	7,485
Whiting Petroleum Corp. (a)	359,973	10,050
		187,936

TOTAL ENERGY		188,850

FINANCIALS - 10.6%
Banks - 7.5%
Bank of America Corp.	1,955,999	62,592
Citigroup, Inc.	780,847	61,281
Huntington Bancshares, Inc.	1,154,180	18,675
JPMorgan Chase & Co.	481,600	55,707
Regions Financial Corp.	987,780	18,995
SunTrust Banks, Inc.	271,500	19,195
		236,445
Capital Markets - 0.4%
MSCI, Inc.	94,600	13,171
Consumer Finance - 1.6%
OneMain Holdings, Inc. (a)	1,547,200	50,609
Diversified Financial Services - 1.1%
GDS Holdings Ltd. ADR (a)(b)	1,173,700	33,497

TOTAL FINANCIALS		333,722

HEALTH CARE - 3.2%
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	613,956	17,166
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.	179,579	18,166
Life Sciences Tools & Services - 0.5%
PRA Health Sciences, Inc. (a)	168,000	15,298
Pharmaceuticals - 1.6%
Allergan PLC	128,100	23,091
Jazz Pharmaceuticals PLC (a)	168,500	24,557
Valeant Pharmaceuticals International, Inc. (Canada) (a)	56,100	1,038
		48,686

TOTAL HEALTH CARE		99,316

INDUSTRIALS - 10.5%
Air Freight & Logistics - 0.8%
XPO Logistics, Inc. (a)	282,000	26,632
Airlines - 4.1%
Air Canada (a)	3,279,900	63,758
Allegiant Travel Co.	144,246	22,971
Delta Air Lines, Inc.	745,301	42,311
		129,040
Building Products - 1.3%
Fortune Brands Home & Security, Inc.	278,100	19,726
Masco Corp.	475,400	21,231
		40,957
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	46,866	20
Electrical Equipment - 0.2%
Regal Beloit Corp.	81,158	6,322
Machinery - 0.9%
Allison Transmission Holdings, Inc.	627,700	27,769
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	831	11
Trading Companies & Distributors - 3.2%
AerCap Holdings NV (a)	352,700	19,081
HD Supply Holdings, Inc. (a)	1,117,500	43,460
United Rentals, Inc. (a)	207,000	37,490
		100,031

TOTAL INDUSTRIALS		330,782

INFORMATION TECHNOLOGY - 26.9%
Electronic Equipment & Components - 1.5%
CDW Corp.	280,200	20,956
TE Connectivity Ltd.	154,100	15,800
TTM Technologies, Inc. (a)	589,200	9,716
		46,472
Internet Software & Services - 5.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	182,000	37,181
Alphabet, Inc. Class A (a)	62,000	73,298
Facebook, Inc. Class A (a)	309,300	57,805
LogMeIn, Inc.	31,550	3,969
Qudian, Inc. ADR (b)	7,000	98
		172,351
IT Services - 3.4%
EPAM Systems, Inc. (a)	243,700	28,630
First Data Corp. Class A (a)	976,600	17,286
Global Payments, Inc.	397,500	44,433
PayPal Holdings, Inc. (a)	196,900	16,800
		107,149
Semiconductors & Semiconductor Equipment - 11.8%
Analog Devices, Inc.	194,000	17,825
Broadcom Ltd.	252,200	62,553
Marvell Technology Group Ltd.	1,097,200	25,598
Micron Technology, Inc. (a)	976,100	42,675
Microsemi Corp. (a)	859,500	53,109
NVIDIA Corp.	99,100	24,359
ON Semiconductor Corp. (a)	2,941,500	72,773
Qorvo, Inc. (a)	365,300	26,218
Semtech Corp. (a)	408,100	14,610
Skyworks Solutions, Inc.	325,300	31,622
		371,342
Software - 4.8%
Adobe Systems, Inc. (a)	181,800	36,316
Electronic Arts, Inc. (a)	287,900	36,552
Nuance Communications, Inc. (a)	1,410,400	25,119
Salesforce.com, Inc. (a)	147,800	16,836
Take-Two Interactive Software, Inc. (a)	223,800	28,349
TiVo Corp.	533,331	7,440
		150,612

TOTAL INFORMATION TECHNOLOGY		847,926

MATERIALS - 9.9%
Chemicals - 6.1%
DowDuPont, Inc.	475,821	35,963
Ingevity Corp. (a)	254,788	18,485
LyondellBasell Industries NV Class A	460,555	55,193
Olin Corp.	395,300	14,737
Platform Specialty Products Corp. (a)	2,635,400	30,861
The Chemours Co. LLC	727,000	37,528
		192,767
Containers & Packaging - 1.4%
Ardagh Group SA	73,966	1,479
Berry Global Group, Inc. (a)	113,700	6,730
Crown Holdings, Inc. (a)	277,300	16,097
Graphic Packaging Holding Co.	1,170,100	18,897
		43,203
Metals & Mining - 2.4%
First Quantum Minerals Ltd.	2,322,400	34,628
Freeport-McMoRan, Inc. (a)	1,107,900	21,604
Nucor Corp.	282,600	18,923
		75,155

TOTAL MATERIALS		311,125

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.0%
Altice U.S.A., Inc. Class A (b)	1,435,600	30,822
Wireless Telecommunication Services - 2.3%
T-Mobile U.S., Inc. (a)	1,148,300	74,748

TOTAL TELECOMMUNICATION SERVICES		105,570

UTILITIES - 0.7%
Electric Utilities - 0.6%
Vistra Energy Corp. (a)	938,500	18,301
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	273,413	3,423

TOTAL UTILITIES		21,724

TOTAL COMMON STOCKS
(Cost $2,235,932)		3,094,168
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Jupiter Resources, Inc. 8.5% 10/1/22(c)
(Cost $690)	825	503
	Shares	Value (000s)

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.39% (d)	75,268,320	75,283
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	47,056,538	47,061
TOTAL MONEY MARKET FUNDS
(Cost $122,342)		122,344
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $2,358,964)		3,217,015
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(69,022)
NET ASSETS - 100%		$3,147,993

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,417,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$290
Fidelity Securities Lending Cash Central Fund	349
Total	$639

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$727,352	$727,352	$--	$--
Consumer Staples	127,801	127,801	--	--
Energy	188,850	188,850	--	--
Financials	333,722	333,722	--	--
Health Care	99,316	99,316	--	--
Industrials	330,782	330,782	--	--
Information Technology	847,926	847,926	--	--
Materials	311,125	311,125	--	--
Telecommunication Services	105,570	105,570	--	--
Utilities	21,724	21,724	--	--
Corporate Bonds	503	--	503	--
Money Market Funds	122,344	122,344	--	--
Total Investments in Securities:	$3,217,015	$3,216,512	$503	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.0%
Cayman Islands	3.6%
Netherlands	3.5%
Canada	3.1%
Singapore	2.0%
Ireland	1.6%
South Africa	1.5%
Liberia	1.1%
Brazil	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,347) — See accompanying schedule: Unaffiliated issuers (cost $2,236,622)	$3,094,671
Fidelity Central Funds (cost $122,342)	122,344
Total Investment in Securities (cost $2,358,964)		$3,217,015
Receivable for investments sold		13,132
Receivable for fund shares sold		739
Dividends receivable		244
Interest receivable		23
Distributions receivable from Fidelity Central Funds		128
Prepaid expenses		4
Other receivables		62
Total assets		3,231,347
Liabilities
Payable to custodian bank	$9,483
Payable for investments purchased	20,397
Payable for fund shares redeemed	4,385
Accrued management fee	1,565
Other affiliated payables	421
Other payables and accrued expenses	37
Collateral on securities loaned	47,066
Total liabilities		83,354
Net Assets		$3,147,993
Net Assets consist of:
Paid in capital		$2,197,636
Distributions in excess of net investment income		(926)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		93,232
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		858,051
Net Assets		$3,147,993
Leveraged Company Stock:
Net Asset Value, offering price and redemption price per share ($2,655,947 ÷ 75,162 shares)		$35.34
Class K:
Net Asset Value, offering price and redemption price per share ($492,046 ÷ 13,895 shares)		$35.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$12,970
Interest		45
Income from Fidelity Central Funds		639
Total income		13,654
Expenses
Management fee	$9,140
Transfer agent fees	2,109
Accounting and security lending fees	458
Custodian fees and expenses	25
Independent trustees' fees and expenses	6
Registration fees	32
Audit	35
Legal	7
Miscellaneous	11
Total expenses before reductions	11,823
Expense reductions	(128)	11,695
Net investment income (loss)		1,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	201,735
Fidelity Central Funds	(2)
Foreign currency transactions	63
Total net realized gain (loss)		201,796
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	208,331
Fidelity Central Funds	(3)
Total change in net unrealized appreciation (depreciation)		208,328
Net gain (loss)		410,124
Net increase (decrease) in net assets resulting from operations		$412,083

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,959	$17,016
Net realized gain (loss)	201,796	1,032,712
Change in net unrealized appreciation (depreciation)	208,328	(535,359)
Net increase (decrease) in net assets resulting from operations	412,083	514,369
Distributions to shareholders from net investment income	(6,187)	(31,094)
Distributions to shareholders from net realized gain	(529,539)	(719,647)
Total distributions	(535,726)	(750,741)
Share transactions - net increase (decrease)	138,508	(65,270)
Redemption fees	–	27
Total increase (decrease) in net assets	14,865	(301,615)
Net Assets
Beginning of period	3,133,128	3,434,743
End of period	$3,147,993	$3,133,128
Other Information
Undistributed net investment income end of period	$–	$3,302
Distributions in excess of net investment income end of period	$(926)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Leveraged Company Stock Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.25	$40.68	$46.90	$45.82	$39.44	$28.22
Income from Investment Operations
Net investment income (loss)A	.02	.19	.41	.41	.34	.42B
Net realized and unrealized gain (loss)	4.45	5.53	(3.77)	1.01	6.31	10.92
Total from investment operations	4.47	5.72	(3.36)	1.42	6.65	11.34
Distributions from net investment income	(.07)	(.37)	(.40)	(.34)	(.27)	(.12)
Distributions from net realized gain	(6.32)	(8.78)	(2.46)	–	–	–
Total distributions	(6.38)C	(9.15)	(2.86)	(.34)	(.27)	(.12)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$35.34	$37.25	$40.68	$46.90	$45.82	$39.44
Total ReturnE,F	14.24%	17.45%	(7.23)%	3.12%	16.96%	40.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.80%	.80%	.79%	.79%	.82%
Expenses net of fee waivers, if any	.78%I	.79%	.80%	.78%	.79%	.82%
Expenses net of all reductions	.77%I	.78%	.80%	.78%	.79%	.82%
Net investment income (loss)	.11%I	.51%	1.03%	.87%	.81%	1.25%B
Supplemental Data
Net assets, end of period (in millions)	$2,656	$2,644	$2,861	$3,755	$4,207	$4,227
Portfolio turnover rateJ	64%I	100%	9%	4%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 C Total distributions of $6.38 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $6.318 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Leveraged Company Stock Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$37.34	$40.76	$47.00	$45.91	$39.52	$28.26
Income from Investment Operations
Net investment income (loss)A	.04	.23	.46	.46	.40	.47B
Net realized and unrealized gain (loss)	4.45	5.55	(3.79)	1.03	6.31	10.93
Total from investment operations	4.49	5.78	(3.33)	1.49	6.71	11.40
Distributions from net investment income	(.11)	(.42)	(.45)	(.40)	(.32)	(.14)
Distributions from net realized gain	(6.32)	(8.78)	(2.46)	–	–	–
Total distributions	(6.42)C	(9.20)	(2.91)	(.40)	(.32)	(.14)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$35.41	$37.34	$40.76	$47.00	$45.91	$39.52
Total ReturnE,F	14.27%	17.60%	(7.14)%	3.26%	17.10%	40.47%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%I	.68%	.68%	.67%	.67%	.69%
Expenses net of fee waivers, if any	.67%I	.68%	.68%	.67%	.67%	.69%
Expenses net of all reductions	.67%I	.67%	.68%	.67%	.67%	.68%
Net investment income (loss)	.22%I	.63%	1.15%	.99%	.92%	1.39%B
Supplemental Data
Net assets, end of period (in millions)	$492	$489	$573	$991	$1,173	$1,053
Portfolio turnover rateJ	64%I	100%	9%	4%	10%	21%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

 C Total distributions of $6.42 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $6.318 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$953,088
Gross unrealized depreciation	(99,287)
Net unrealized appreciation (depreciation)	$853,801
Tax cost	$2,363,214

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $973,035 and $1,325,963, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .59% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Leveraged Company Stock	$1,998.15
Class K	111.05
	$2,109

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $349, including $2 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $112 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Leveraged Company Stock	$4,788	$25,432
Class K	1,399	5,662
Total	$6,187	$31,094
From net realized gain
Leveraged Company Stock	$447,843	$601,482
Class K	81,696	118,165
Total	$529,539	$719,647

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Leveraged Company Stock
Shares sold	1,353	3,277	$46,300	$119,066
Reinvestment of distributions	13,261	17,338	427,578	589,414
Shares redeemed	(10,426)	(19,987)	(357,054)	(729,496)
Net increase (decrease)	4,188	628	$116,824	$(21,016)
Class K
Shares sold	604	1,480	$20,808	$53,751
Reinvestment of distributions	2,572	3,634	83,095	123,827
Shares redeemed	(2,386)	(6,074)	(82,219)	(221,832)
Net increase (decrease)	790	(960)	$21,684	$(44,254)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Leveraged Company Stock	.78%
Actual		$1,000.00	$1,142.40	$4.21
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class K	.67%
Actual		$1,000.00	$1,142.70	$3.62
Hypothetical-C		$1,000.00	$1,021.83	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® OTC Portfolio Class K Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Apple, Inc.	7.7
Alphabet, Inc. Class A	6.5
Amazon.com, Inc.	6.3
Activision Blizzard, Inc.	4.3
Facebook, Inc. Class A	4.3
Ubisoft Entertainment SA	4.0
Tesla, Inc.	3.7
NVIDIA Corp.	3.4
Amgen, Inc.	3.1
Microsoft Corp.	2.9
46.2

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	52.3
Consumer Discretionary	22.1
Health Care	11.8
Financials	4.9
Consumer Staples	4.3

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks	97.5%
Convertible Securities	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 9.5%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.0%
Automobiles - 3.7%
Tesla, Inc. (a)(b)	2,038,321	$722,198
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	117,500	5,405
Weight Watchers International, Inc. (a)	60,000	3,857
		9,262
Hotels, Restaurants & Leisure - 2.8%
Bluegreen Vacations Corp.	483,200	9,176
Caesars Entertainment Corp. (a)	404,800	5,647
Chipotle Mexican Grill, Inc. (a)	200,300	65,049
Churchill Downs, Inc.	313,400	81,171
Del Frisco's Restaurant Group, Inc. (a)	239,600	4,193
Hilton Grand Vacations, Inc. (a)	85,068	3,826
ILG, Inc.	57,100	1,794
Marriott International, Inc. Class A	1,672,900	246,485
Marriott Vacations Worldwide Corp.	27,400	4,174
Royal Caribbean Cruises Ltd.	126,500	16,894
Starbucks Corp.	493,700	28,047
Texas Roadhouse, Inc. Class A	99,800	5,860
The Cheesecake Factory, Inc. (b)	72,200	3,552
U.S. Foods Holding Corp. (a)	1,116,900	35,886
Vail Resorts, Inc.	9,362	2,046
Wingstop, Inc. (b)	822,520	39,777
		553,577
Household Durables - 0.7%
Panasonic Corp.	112,900	1,676
Roku, Inc. Class B	3,613,398	139,437
		141,113
Internet & Direct Marketing Retail - 9.8%
Amazon.com, Inc. (a)	842,108	1,221,806
Blue Apron Holdings, Inc. Class B	3,603,786	10,668
Expedia, Inc.	57,200	7,322
Groupon, Inc. (a)(c)	43,956,853	232,532
JD.com, Inc. sponsored ADR (a)	587,550	28,925
Netflix, Inc. (a)	675,660	182,631
Priceline Group, Inc. (a)	36,460	69,713
Wayfair LLC Class A (a)(b)	1,661,368	152,862
		1,906,459
Media - 0.3%
AMC Entertainment Holdings, Inc. Class A (b)	133,100	1,704
China Literature Ltd. (a)(d)	353,000	3,657
Liberty Media Corp. Liberty Media Class A (a)(b)	1,508,065	53,808
Turn, Inc. (Escrow) (e)(f)	1,199,041	797
		59,966
Multiline Retail - 2.3%
Avenue Supermarts Ltd. (d)	101,832	1,890
Dollar Tree, Inc. (a)	3,881,900	446,419
		448,309
Specialty Retail - 1.2%
Burlington Stores, Inc. (a)	165,700	20,167
Lowe's Companies, Inc.	207,100	21,690
O'Reilly Automotive, Inc. (a)	56,800	15,034
Ross Stores, Inc.	1,126,600	92,821
Tractor Supply Co.	953,818	72,729
Ulta Beauty, Inc.	55,810	12,395
		234,836
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG sponsored ADR	427,900	49,662
Columbia Sportswear Co.	77,800	5,809
Despegar.com Corp.	406,400	12,375
G-III Apparel Group Ltd. (a)	143,000	5,341
Kering SA	96,300	48,757
lululemon athletica, Inc. (a)	1,028,446	80,435
LVMH Moet Hennessy - Louis Vuitton SA	5,927	1,857
Prada SpA	965,200	3,942
PVH Corp.	66,000	10,235
Under Armour, Inc. Class C (non-vtg.) (a)(b)	146,700	1,885
		220,298

TOTAL CONSUMER DISCRETIONARY		4,296,018

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	15,800	3,468
Diageo PLC	49,277	1,774
Dr. Pepper Snapple Group, Inc.	90,400	10,789
Monster Beverage Corp. (a)	979,340	66,820
PepsiCo, Inc.	1,121,700	134,941
		217,792
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	1,111,383	216,575
Performance Food Group Co. (a)	1,120,500	38,489
Walmart, Inc.	458,600	48,887
		303,951
Food Products - 1.4%
Mondelez International, Inc.	2,654,852	117,875
Nestle SA sponsored ADR	38,200	3,300
The Hain Celestial Group, Inc. (a)	436,700	16,656
The Kraft Heinz Co.	1,814,800	142,262
		280,093

TOTAL CONSUMER STAPLES		801,836

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Hi-Crush Partners LP	178,900	2,308
Smart Sand, Inc. (a)(b)	480,600	4,417
U.S. Silica Holdings, Inc. (b)	54,300	1,808
		8,533
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.	40,900	2,456
Andeavor	31,400	3,396
Cenovus Energy, Inc.	714,300	6,812
Centennial Resource Development, Inc. Class A (a)	1,484,600	30,301
Diamondback Energy, Inc. (a)	955,700	119,940
Oasis Petroleum, Inc. (a)	419,100	3,629
Whiting Petroleum Corp. (a)	456,900	12,757
		179,291

TOTAL ENERGY		187,824

FINANCIALS - 4.9%
Banks - 2.0%
Bank of America Corp.	581,700	18,614
Citigroup, Inc.	274,600	21,551
Commerce Bancshares, Inc.	715,586	41,869
Fifth Third Bancorp	334,700	11,079
First Republic Bank	20,800	1,863
Huntington Bancshares, Inc.	7,776,300	125,821
Investors Bancorp, Inc.	2,682,400	36,722
PacWest Bancorp	1,040,400	54,548
Signature Bank (a)	23,800	3,665
SunTrust Banks, Inc.	84,800	5,995
SVB Financial Group (a)	46,662	11,505
UMB Financial Corp.	347,900	26,503
Wells Fargo & Co.	383,800	25,246
		384,981
Capital Markets - 2.1%
BlackRock, Inc. Class A	53,400	30,000
Carlyle Group LP	630,500	15,889
Charles Schwab Corp.	76,200	4,065
E*TRADE Financial Corp. (a)	615,520	32,438
Goldman Sachs Group, Inc.	21,000	5,626
Morgan Stanley	100,000	5,655
Northern Trust Corp.	874,900	92,206
TD Ameritrade Holding Corp.	3,848,500	214,708
		400,587
Consumer Finance - 0.7%
Capital One Financial Corp.	1,331,700	138,444
Synchrony Financial	150,100	5,956
		144,400
Diversified Financial Services - 0.0%
GDS Holdings Ltd. ADR (a)	67,900	1,938
Insurance - 0.1%
Chubb Ltd.	51,300	8,010
MetLife, Inc.	107,300	5,158
The Travelers Companies, Inc.	55,400	8,306
		21,474

TOTAL FINANCIALS		953,380

HEALTH CARE - 11.4%
Biotechnology - 9.3%
Acceleron Pharma, Inc. (a)	44,100	1,831
Achaogen, Inc. (a)(b)	98,300	1,078
Adamas Pharmaceuticals, Inc. (a)(b)	143,100	5,415
Agios Pharmaceuticals, Inc. (a)	123,035	9,690
Alexion Pharmaceuticals, Inc. (a)	809,289	96,564
Alkermes PLC (a)	1,230,536	70,350
Alnylam Pharmaceuticals, Inc. (a)	215,300	27,985
Amgen, Inc.	3,207,780	596,807
AnaptysBio, Inc.	87,100	9,179
BeiGene Ltd. ADR (a)	52,900	7,181
Biogen, Inc. (a)	95,086	33,072
BioMarin Pharmaceutical, Inc. (a)	152,256	13,738
bluebird bio, Inc. (a)	363,726	74,527
Blueprint Medicines Corp. (a)	144,100	11,333
Celgene Corp. (a)	527,640	53,376
Cellectis SA sponsored ADR (a)	348,000	10,948
Chiasma, Inc. (a)(b)	779,500	1,286
Chimerix, Inc. (a)	52,700	252
Coherus BioSciences, Inc. (a)(b)	1,199,902	12,119
CytomX Therapeutics, Inc. (a)	485,000	12,974
CytomX Therapeutics, Inc. (a)(d)	244,269	6,534
DBV Technologies SA sponsored ADR (a)	1,070,800	24,800
Denali Therapeutics, Inc. (a)(b)	829,800	19,301
Dicerna Pharmaceuticals, Inc. (a)	307,207	2,946
Editas Medicine, Inc. (a)(b)	200,244	7,311
Epizyme, Inc. (a)	127,000	2,051
Exact Sciences Corp. (a)	39,800	1,978
FibroGen, Inc. (a)	195,200	11,429
Flexion Therapeutics, Inc. (a)(b)	124,500	2,812
Galapagos Genomics NV sponsored ADR (a)	78,600	9,292
GenSight Biologics SA (a)(d)	243,848	1,968
Heron Therapeutics, Inc. (a)	1,181,015	25,569
Intercept Pharmaceuticals, Inc. (a)(b)	333,919	20,736
Ionis Pharmaceuticals, Inc. (a)	428,902	22,526
Iovance Biotherapeutics, Inc. (a)	360,400	5,604
Ironwood Pharmaceuticals, Inc. Class A (a)	1,944,542	28,799
Jounce Therapeutics, Inc. (b)	561,463	13,576
Macrogenics, Inc. (a)	162,600	3,670
Neurocrine Biosciences, Inc. (a)	811,400	69,350
Ovid Therapeutics, Inc.	300,536	2,555
Portola Pharmaceuticals, Inc. (a)	319,598	16,399
Regeneron Pharmaceuticals, Inc. (a)	610,500	223,840
Sage Therapeutics, Inc. (a)	185,075	35,127
Sarepta Therapeutics, Inc. (a)	128,600	8,428
Sierra Oncology, Inc. (a)	160,400	489
Spark Therapeutics, Inc. (a)	334,290	18,737
Spectrum Pharmaceuticals, Inc. (a)	371,400	8,000
TESARO, Inc. (a)(b)	2,100,700	141,713
Trevena, Inc. (a)	512,521	835
Ultragenyx Pharmaceutical, Inc. (a)	112,096	5,980
uniQure B.V. (a)	276,600	5,117
Xencor, Inc. (a)	618,787	14,084
Zai Lab Ltd. ADR	130,900	3,529
		1,814,790
Health Care Equipment & Supplies - 0.2%
AxoGen, Inc. (a)	86,000	2,391
Insulet Corp. (a)	82,000	6,275
Intuitive Surgical, Inc. (a)	39,946	17,243
Quanterix Corp. (a)	229,300	4,772
ViewRay, Inc. (a)(b)	431,200	3,851
		34,532
Health Care Providers & Services - 0.1%
G1 Therapeutics, Inc.	322,672	7,715
National Vision Holdings, Inc.	57,300	2,242
OptiNose, Inc. (b)	337,311	6,392
OptiNose, Inc.	382,170	6,880
R1 RCM, Inc. (a)	723,202	3,724
		26,953
Health Care Technology - 1.3%
athenahealth, Inc. (a)	1,840,683	230,656
Castlight Health, Inc. Class B (a)(b)	53,000	196
Cerner Corp. (a)	285,900	19,764
Teladoc, Inc. (a)	151,100	5,651
		256,267
Pharmaceuticals - 0.5%
Akcea Therapeutics, Inc. (b)	119,720	2,592
Allergan PLC	20,000	3,605
Avexis, Inc. (a)	86,300	10,678
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(e)(f)(g)(h)	30,303	15,454
Collegium Pharmaceutical, Inc. (a)(b)	418,800	9,984
Dova Pharmaceuticals, Inc. (b)	256,000	8,156
GW Pharmaceuticals PLC ADR (a)(b)	16,127	2,228
Innoviva, Inc. (a)	65	1
Intra-Cellular Therapies, Inc. (a)	127,636	2,172
Jazz Pharmaceuticals PLC (a)	80,200	11,688
MyoKardia, Inc. (a)	46,700	2,410
Nektar Therapeutics (a)	93,486	7,816
Revance Therapeutics, Inc. (a)	51,200	1,654
The Medicines Company (a)	237,700	7,875
Theravance Biopharma, Inc. (a)(b)	180,900	4,783
Zogenix, Inc. (a)	284,300	10,334
		101,430

TOTAL HEALTH CARE		2,233,972

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	203,488	27,471
Class C (e)(f)	7,092	957
		28,428
Airlines - 1.0%
Allegiant Travel Co.	35,800	5,701
American Airlines Group, Inc.	2,153,632	116,985
JetBlue Airways Corp. (a)	764,300	15,943
Spirit Airlines, Inc. (a)	362,900	15,285
United Continental Holdings, Inc. (a)	392,800	26,640
Wheels Up Partners Holdings LLC Series B (a)(e)(f)(g)	1,760,377	5,492
		186,046
Building Products - 0.0%
Kajaria Ceramics Ltd.	615,124	6,113
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	89,600	3,949
Evoqua Water Technologies Corp. (a)	268,400	6,136
		10,085
Machinery - 0.1%
Kennametal, Inc.	37,300	1,819
PACCAR, Inc.	249,200	18,580
		20,399
Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	404,400	18,182
CSX Corp.	148,900	8,453
J.B. Hunt Transport Services, Inc.	360,791	43,594
Old Dominion Freight Lines, Inc.	92,100	13,488
		83,717
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	278,500	10,831

TOTAL INDUSTRIALS		345,619

INFORMATION TECHNOLOGY - 51.1%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	14,500	3,999
NETGEAR, Inc. (a)	278,700	19,425
Quantenna Communications, Inc. (a)	292,000	4,018
		27,442
Electronic Equipment & Components - 0.0%
SYNNEX Corp.	15,700	1,927
Internet Software & Services - 16.6%
2U, Inc. (a)	198,241	14,723
58.com, Inc. ADR (a)	25,600	2,045
Akamai Technologies, Inc. (a)	156,900	10,511
Alibaba Group Holding Ltd. sponsored ADR (a)	45,300	9,254
Alphabet, Inc.:
Class A (a)	1,074,427	1,270,209
Class C (a)	454,469	531,701
Altaba, Inc.	1,451,100	115,914
ANGI Homeservices, Inc. Class A (a)(b)	501,706	6,703
CarGurus, Inc.:
Class A (b)	402,193	13,473
Class A	1,083,756	34,491
Delivery Hero AG (d)	45,500	1,952
Dropbox, Inc. Class B (a)(e)(f)	331,524	4,973
Facebook, Inc. Class A (a)	4,476,714	836,653
GoDaddy, Inc. (a)	178,200	9,842
Gogo, Inc. (a)(b)	1,081,200	10,423
GrubHub, Inc. (a)(b)	79,800	5,766
IAC/InterActiveCorp (a)	13,545	1,964
Instructure, Inc. (a)	5,871	211
Match Group, Inc. (a)(b)	739,200	25,828
Momo, Inc. ADR (a)	402,600	12,694
NetEase, Inc. ADR	155,640	49,830
New Relic, Inc. (a)	955,383	57,065
Nutanix, Inc.:
Class A (a)	3,418,740	109,742
Class B (d)	311,503	9,999
Okta, Inc.	36,900	1,087
Shopify, Inc. Class A (a)	538,726	68,782
Twilio, Inc. Class A (a)(b)	1,008,958	26,475
		3,242,310
IT Services - 1.7%
AppNexus, Inc. warrants (a)(e)(f)	1	0
PayPal Holdings, Inc. (a)	3,189,900	272,162
Square, Inc. (a)	1,066,899	50,048
Teradata Corp. (a)	51,300	2,078
Worldpay, Inc. (a)	96,800	7,774
		332,062
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices, Inc.	896,800	82,398
Applied Materials, Inc.	144,100	7,728
ASM Pacific Technology Ltd.	226,700	3,095
ASML Holding NV	47,900	9,722
Broadcom Ltd.	700,966	173,861
Intel Corp.	677,600	32,620
KLA-Tencor Corp.	47,100	5,172
Lam Research Corp.	147,100	28,173
Marvell Technology Group Ltd.	4,522,700	105,515
Micron Technology, Inc. (a)	3,686,444	161,171
NVIDIA Corp.	2,692,901	661,915
ON Semiconductor Corp. (a)	607,700	15,034
Qualcomm, Inc.	4,541,876	309,983
United Microelectronics Corp. sponsored ADR (b)	10,022,000	24,454
Xilinx, Inc.	109,000	7,959
		1,628,800
Software - 16.6%
Activision Blizzard, Inc.	11,289,309	836,876
Adobe Systems, Inc. (a)	403,100	80,523
Altair Engineering, Inc. Class A (a)	70,500	1,875
Atlassian Corp. PLC (a)	1,335,785	72,119
Atom Tickets LLC (e)(f)(g)	516,103	3,000
Autodesk, Inc. (a)	3,341,420	386,335
Citrix Systems, Inc. (a)	60,500	5,612
Ellie Mae, Inc. (a)	19,500	1,823
HIVE Blockchain Technologies Ltd. (a)(b)	719,500	1,492
HIVE Blockchain Technologies Ltd. unit (e)(f)	2,163,600	4,262
HubSpot, Inc. (a)	746,180	72,417
Intuit, Inc.	192,900	32,388
Microsoft Corp.	5,937,899	564,160
Parametric Technology Corp. (a)	54,900	3,990
Paycom Software, Inc. (a)(b)	276,032	25,296
Paylocity Holding Corp. (a)	188,400	9,851
Red Hat, Inc. (a)	59,800	7,857
SailPoint Technologies Holding, Inc. (a)	224,700	3,759
Salesforce.com, Inc. (a)	1,399,248	159,388
SendGrid, Inc. (a)	105,200	2,364
ServiceNow, Inc. (a)	13,700	2,040
Snap, Inc. Class A (a)(b)	444,058	6,004
Splunk, Inc. (a)	21,600	1,995
Talend SA ADR (a)	82,000	3,196
Tanium, Inc. Class B (e)(f)	392,200	2,169
Ubisoft Entertainment SA (a)(c)	9,163,631	784,338
Workday, Inc. Class A (a)	136,300	16,341
Xero Ltd. (a)	90,086	2,284
Zendesk, Inc. (a)	3,961,484	152,596
		3,246,350
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	8,919,360	1,493,367

TOTAL INFORMATION TECHNOLOGY		9,972,258

MATERIALS - 1.0%
Chemicals - 0.7%
CF Industries Holdings, Inc.	89,700	3,807
FMC Corp.	72,400	6,612
LG Chemical Ltd.	13,965	5,639
LyondellBasell Industries NV Class A	930,600	111,523
		127,581
Construction Materials - 0.0%
Loma Negra Compania Industrial Argentina SA ADR (a)	268,400	6,377
Metals & Mining - 0.3%
Randgold Resources Ltd. sponsored ADR	588,600	59,543
Steel Dynamics, Inc.	82,400	3,741
		63,284

TOTAL MATERIALS		197,242

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	22,100	10,060
Real Estate Management & Development - 0.1%
Redfin Corp. (b)	911,530	18,504
WeWork Companies, Inc. Class A (a)(e)(f)	29,911	1,550
		20,054

TOTAL REAL ESTATE		30,114

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	120,590	7,850
TOTAL COMMON STOCKS
(Cost $11,159,399)		19,026,113

Preferred Stocks - 2.0%
Convertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Handy Technologies, Inc. Series C (a)(e)(f)	415,643	1,347
Lyft, Inc. Series H (e)(f)	595,228	23,658
		25,005
Internet & Direct Marketing Retail - 0.0%
One Kings Lane, Inc. Series E (Escrow) (a)(e)(f)	648,635	292
The Honest Co., Inc. Series D (a)(e)(f)	75,268	2,539
		2,831
TOTAL CONSUMER DISCRETIONARY		27,836
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (e)(f)	93,930	33,211
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (e)(f)	620,983	6,048
HEALTH CARE - 0.4%
Biotechnology - 0.3%
23andMe, Inc.:
Series E (a)(e)(f)	1,817,170	25,230
Series F (e)(f)	683,367	9,488
Moderna Therapeutics, Inc.:
Series B (e)(f)	1,193,491	12,007
Series C (e)(f)	453,177	4,559
		51,284
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(e)(f)	4,342,250	28,008
TOTAL HEALTH CARE		79,292
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	62,037	8,375
Series H (e)(f)	65,670	8,865
		17,240
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(e)(f)	335,546	1,879
TOTAL INDUSTRIALS		19,119
INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.6%
Jet.Com, Inc. Series B1 (Escrow) (a)(e)(f)	4,896,249	1,608
Pinterest, Inc. Series G, 8.00% (a)(e)(f)	139,290	833
Reddit, Inc.:
Series B (e)(f)	1,337,584	21,099
Series C (e)(f)	300,673	4,743
Starry, Inc. Series B (a)(e)(f)	1,811,120	1,670
Uber Technologies, Inc.:
Series D, 8.00% (a)(e)(f)	2,256,164	79,191
Series E, 8.00% (a)(e)(f)	150,072	5,268
		114,412
IT Services - 0.2%
AppNexus, Inc.:
Series E (a)(e)(f)	1,416,796	28,478
Series F (a)(e)(f)	90,913	1,881
		30,359
Software - 0.3%
Bracket Computing, Inc. Series C (a)(e)(f)	1,877,241	2,910
Cloudflare, Inc. Series D, 8.00% (a)(e)(f)	395,787	2,371
Dataminr, Inc. Series D (a)(e)(f)	2,219,446	22,816
Delphix Corp. Series D (a)(e)(f)	427,177	2,559
Jello Labs, Inc. Series C (a)(e)(f)	302,678	4,899
Taboola.Com Ltd. Series E (a)(e)(f)	1,918,392	29,486
		65,041
TOTAL INFORMATION TECHNOLOGY		209,812
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork Companies, Inc.:
Series E (a)(e)(f)	269,198	13,947
Series F (a)(e)(f)	14,513	752
		14,699
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (e)(f)	2,113,909	2,706

TOTAL CONVERTIBLE PREFERRED STOCKS		392,723

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	8,700	1,912
TOTAL PREFERRED STOCKS
(Cost $349,083)		394,635
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Dataminr, Inc. 1.22% 1/28/19(e)(f)
(Cost $14,228)	14,228	14,228
	Shares	Value (000s)

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.39% (i)	73,249,867	73,265
Fidelity Securities Lending Cash Central Fund 1.40% (i)(j)	831,889,605	831,973
TOTAL MONEY MARKET FUNDS
(Cost $905,236)		905,238
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $12,427,946)		20,340,214
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(820,313)
NET ASSETS - 100%		$19,519,901

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,000,000 or 0.1% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $473,076,000 or 2.4% of net assets.

 (f) Level 3 security

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Investment represents common shares and preferred shares.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
23andMe, Inc. Series F	8/31/17	$9,488
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
AppNexus, Inc. Series F	8/23/16	$2,364
AppNexus, Inc. warrants	8/23/16	$0
Atom Tickets LLC	8/15/17	$3,000
Bracket Computing, Inc. Series C	9/9/15	$14,766
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$10,007
Cloudflare, Inc. Series D, 8.00%	11/5/14	$2,424
Clover Health Series D	6/7/17	$5,823
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Dataminr, Inc. 1.22% 1/28/19	7/28/17	$14,228
Delphix Corp. Series D	7/10/15	$3,845
Dropbox, Inc. Class B	5/2/12	$3,000
Handy Technologies, Inc. Series C	10/14/15	$2,436
HIVE Blockchain Technologies Ltd. unit	12/18/17	$5,298
Jello Labs, Inc. Series C	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$1,608
Lyft, Inc. Series H	11/22/17	$23,658
Moderna Therapeutics, Inc. Series B	4/13/17	$6,922
Moderna Therapeutics, Inc. Series C	4/13/17	$2,633
Mulberry Health, Inc. Series A8	1/20/16	$29,331
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$429
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Roofoods Ltd. Series F	9/12/17	$33,211
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
Tanium, Inc. Class B	4/21/17	$1,947
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. (Escrow)	4/11/17	$719
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,001
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$220
Fidelity Securities Lending Cash Central Fund	2,962
Total	$3,182

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
athenahealth, Inc.	$326,198	$--	$67,683	$--	$2,272	$(30,131)	$--
Criteo SA sponsored ADR	266,048	--	185,723	--	3,728	(84,053)	--
Groupon, Inc.	209,589	--	62,303	--	(31,828)	117,074	232,532
Ubisoft Entertainment SA	677,873	--	128,854	--	105,360	129,959	784,338
Wingstop, Inc.	49,616	--	28,061	174	3,760	14,462	--
Total	$1,529,324	$--	$472,624	$174	$83,292	$147,311	$1,016,870

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$4,325,766	$4,143,495	$153,638	$28,633
Consumer Staples	835,047	800,062	1,774	33,211
Energy	187,824	187,824	--	--
Financials	959,428	953,380	--	6,048
Health Care	2,313,264	2,211,638	6,880	94,746
Industrials	364,738	311,699	--	53,039
Information Technology	10,182,070	9,923,363	34,491	224,216
Materials	197,242	197,242	--	--
Real Estate	44,813	28,564	--	16,249
Telecommunication Services	10,556	7,850	--	2,706
Corporate Bonds	14,228	--	--	14,228
Money Market Funds	905,238	905,238	--	--
Total Investments in Securities:	$20,340,214	$19,670,355	$196,783	$473,076

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$276,076
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(50,370)
Cost of Purchases	8,298
Proceeds of Sales	(9,788)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$224,216
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$(48,291)
Other Investments in Securities
Beginning Balance	$210,038
Net Realized Gain (Loss) on Investment Securities	(144)
Net Unrealized Gain (Loss) on Investment Securities	(17,799)
Cost of Purchases	83,206
Proceeds of Sales	(26,441)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$248,860
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$3,546

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund’s Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $829,096) — See accompanying schedule: Unaffiliated issuers (cost $11,107,454)	$18,418,106
Fidelity Central Funds (cost $905,236)	905,238
Other affiliated issuers (cost $415,256)	1,016,870
Total Investment in Securities (cost $12,427,946)		$20,340,214
Foreign currency held at value (cost $1,984)		1,984
Receivable for investments sold		81,911
Receivable for fund shares sold		19,690
Dividends receivable		222
Interest receivable		91
Distributions receivable from Fidelity Central Funds		581
Prepaid expenses		22
Other receivables		304
Total assets		20,445,019
Liabilities
Payable for investments purchased	$62,514
Payable for fund shares redeemed	17,778
Accrued management fee	10,618
Other affiliated payables	1,987
Other payables and accrued expenses	216
Collateral on securities loaned	832,005
Total liabilities		925,118
Net Assets		$19,519,901
Net Assets consist of:
Paid in capital		$11,469,183
Accumulated net investment loss		(22,789)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		161,249
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,912,258
Net Assets		$19,519,901
OTC:
Net Asset Value, offering price and redemption price per share ($15,485,729 ÷ 130,233 shares)		$118.91
Class K:
Net Asset Value, offering price and redemption price per share ($4,034,172 ÷ 33,493 shares)		$120.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends (including $174 earned from other affiliated issuers)		$47,281
Interest		87
Income from Fidelity Central Funds (including $2,962 from security lending)		3,182
Total income		50,550
Expenses
Management fee
Basic fee	$50,718
Performance adjustment	10,581
Transfer agent fees	10,765
Accounting and security lending fees	906
Custodian fees and expenses	168
Independent trustees' fees and expenses	38
Appreciation in deferred trustee compensation account	1
Registration fees	214
Audit	42
Legal	32
Interest	5
Miscellaneous	51
Total expenses before reductions	73,521
Expense reductions	(318)	73,203
Net investment income (loss)		(22,653)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	224,675
Fidelity Central Funds	46
Other affiliated issuers	83,292
Foreign currency transactions	(103)
Total net realized gain (loss)		307,910
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,516,219
Fidelity Central Funds	(24)
Other affiliated issuers	147,311
Assets and liabilities in foreign currencies	22
Total change in net unrealized appreciation (depreciation)		2,663,528
Net gain (loss)		2,971,438
Net increase (decrease) in net assets resulting from operations		$2,948,785

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(22,653)	$(18,864)
Net realized gain (loss)	307,910	1,654,079
Change in net unrealized appreciation (depreciation)	2,663,528	1,836,371
Net increase (decrease) in net assets resulting from operations	2,948,785	3,471,586
Distributions to shareholders from net realized gain	(808,257)	(413,520)
Total distributions	(808,257)	(413,520)
Share transactions - net increase (decrease)	1,581,566	(614,015)
Total increase (decrease) in net assets	3,722,094	2,444,051
Net Assets
Beginning of period	15,797,807	13,353,756
End of period	$19,519,901	$15,797,807
Other Information
Accumulated net investment loss end of period	$(22,789)	$(136)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity OTC Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$105.68	$85.26	$86.98	$81.23	$78.98	$57.53
Income from Investment Operations
Net investment income (loss)A	(.16)	(.15)	(.05)	(.11)	(.06)	.36B
Net realized and unrealized gain (loss)	18.73	23.27	2.84	16.14	12.78	21.37
Total from investment operations	18.57	23.12	2.79	16.03	12.72	21.73
Distributions from net investment income	–	–	–	–	(.05)	(.28)
Distributions from net realized gain	(5.34)	(2.70)	(4.51)	(10.28)	(10.42)	–
Total distributions	(5.34)	(2.70)	(4.51)	(10.28)	(10.47)	(.28)
Net asset value, end of period	$118.91	$105.68	$85.26	$86.98	$81.23	$78.98
Total ReturnC,D	18.28%	27.97%	3.68%	21.34%	17.96%	37.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G	.81%	.91%	.83%	.77%	.76%
Expenses net of fee waivers, if any	.88%G	.81%	.91%	.83%	.77%	.76%
Expenses net of all reductions	.88%G	.81%	.90%	.83%	.76%	.74%
Net investment income (loss)	(.29)%G	(.16)%	(.07)%	(.13)%	(.08)%	.55%B
Supplemental Data
Net assets, end of period (in millions)	$15,486	$12,136	$9,845	$9,710	$7,870	$6,693
Portfolio turnover rateH	34%G,I	71%I	56%I	66%I	106%	116%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity OTC Portfolio Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$106.98	$86.22	$87.87	$81.96	$79.60	$57.94
Income from Investment Operations
Net investment income (loss)A	(.10)	(.05)	.04	(.01)	.04	.45B
Net realized and unrealized gain (loss)	18.96	23.55	2.88	16.29	12.87	21.53
Total from investment operations	18.86	23.50	2.92	16.28	12.91	21.98
Distributions from net investment income	–	–	–	–	(.10)	(.32)
Distributions from net realized gain	(5.39)	(2.74)	(4.57)	(10.37)	(10.46)	–
Total distributions	(5.39)	(2.74)	(4.57)	(10.37)	(10.55)C	(.32)
Net asset value, end of period	$120.45	$106.98	$86.22	$87.87	$81.96	$79.60
Total ReturnD,E	18.34%	28.12%	3.80%	21.49%	18.10%	38.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.70%	.79%	.72%	.65%	.62%
Expenses net of fee waivers, if any	.78%H	.70%	.79%	.72%	.65%	.62%
Expenses net of all reductions	.78%H	.70%	.79%	.71%	.64%	.60%
Net investment income (loss)	(.19)%H	(.05)%	.05%	(.02)%	.05%	.69%B
Supplemental Data
Net assets, end of period (in millions)	$4,034	$3,662	$3,508	$3,836	$2,906	$2,260
Portfolio turnover rateI	34%H,J	71%J	56%J	66%J	106%	116%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Total distributions of $10.55 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $10.456 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$14,228	Market approach	Transaction price	$100.00	Increase
Equities	$458,848	Market approach	Transaction price	$0.81- $353.57 / $75.02	Increase
			Discount rate	5.0%	Decrease
			Liquidity preference	$33.82 - $45.76 / $39.79	Increase
		Market comparable	Transaction price	$10.06 - $330.00 / $164.48	Increase
			Enterprise value/Sales multiple (EV/S)	0.8 - 14.3 / 4.1	Increase
			Discount rate	65.0% - 69.1% / 68.9%	Decrease
			Premium rate	8.0% - 108.0% / 26.6%	Increase
			Discount for lack of marketability	15.0% - 25.0% / 16.5%	Decrease
			Liquidity preference	$4.84 - $26.00 / $15.77	Increase
			Proxy premium	54.5%	Increase
		Book value	Book value multiple	1.0	Increase
			Discount rate	70.0%	Decrease
		Recovery value	Recovery value	0.3% - 0.7% / 0.4%	Increase
		Discount cash flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,374,482
Gross unrealized depreciation	(499,511)
Net unrealized appreciation (depreciation)	$7,874,971
Tax cost	$12,465,243

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $23,946 in these Subsidiaries, representing .12% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,724,184 and $2,954,148, respectively.

Redemptions In-Kind. During the period, 607 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $65,932. The net realized gain of $35,542 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 11,615 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,105,548. The Fund had a net realized gain of $441,424 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
OTC	$9,882.15
Class K	883.05
	$10,765

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $97 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,720	1.37%	$5

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $22,887. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $127 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $226 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $88.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net realized gain
OTC	$625,105	$305,214
Class K	183,152	108,306
Total	$808,257	$413,520

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
OTC
Shares sold	19,774	23,115	$2,175,861	$2,182,339
Reinvestment of distributions	5,739	3,540	601,208	294,662
Shares redeemed	(10,120)	(27,294)	(1,102,724)	(2,508,373)
Net increase (decrease)	15,393	(639)	$1,674,345	$(31,372)
Class K
Shares sold	4,836	9,395	$537,543	$878,574
Reinvestment of distributions	1,727	1,286	183,152	108,306
Shares redeemed	(7,300)(a)	(17,142)(b)	(813,474)(a)	(1,569,523)(b)
Net increase (decrease)	(737)	(6,461)	$(92,779)	$(582,643)

 (a) Amount includes in-kind redemptions (see the Redemption In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemption In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
OTC	.88%
Actual		$1,000.00	$1,182.80	$4.84
Hypothetical-C		$1,000.00	$1,020.77	$4.48
Class K	.78%
Actual		$1,000.00	$1,183.40	$4.29
Hypothetical-C		$1,000.00	$1,021.27	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

OTC-K-SANN-0318
1.863325.109

Fidelity® OTC Portfolio Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Apple, Inc.	7.7
Alphabet, Inc. Class A	6.5
Amazon.com, Inc.	6.3
Activision Blizzard, Inc.	4.3
Facebook, Inc. Class A	4.3
Ubisoft Entertainment SA	4.0
Tesla, Inc.	3.7
NVIDIA Corp.	3.4
Amgen, Inc.	3.1
Microsoft Corp.	2.9
46.2

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	52.3
Consumer Discretionary	22.1
Health Care	11.8
Financials	4.9
Consumer Staples	4.3

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks	97.5%
Convertible Securities	2.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 9.5%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.0%
Automobiles - 3.7%
Tesla, Inc. (a)(b)	2,038,321	$722,198
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	117,500	5,405
Weight Watchers International, Inc. (a)	60,000	3,857
		9,262
Hotels, Restaurants & Leisure - 2.8%
Bluegreen Vacations Corp.	483,200	9,176
Caesars Entertainment Corp. (a)	404,800	5,647
Chipotle Mexican Grill, Inc. (a)	200,300	65,049
Churchill Downs, Inc.	313,400	81,171
Del Frisco's Restaurant Group, Inc. (a)	239,600	4,193
Hilton Grand Vacations, Inc. (a)	85,068	3,826
ILG, Inc.	57,100	1,794
Marriott International, Inc. Class A	1,672,900	246,485
Marriott Vacations Worldwide Corp.	27,400	4,174
Royal Caribbean Cruises Ltd.	126,500	16,894
Starbucks Corp.	493,700	28,047
Texas Roadhouse, Inc. Class A	99,800	5,860
The Cheesecake Factory, Inc. (b)	72,200	3,552
U.S. Foods Holding Corp. (a)	1,116,900	35,886
Vail Resorts, Inc.	9,362	2,046
Wingstop, Inc. (b)	822,520	39,777
		553,577
Household Durables - 0.7%
Panasonic Corp.	112,900	1,676
Roku, Inc. Class B	3,613,398	139,437
		141,113
Internet & Direct Marketing Retail - 9.8%
Amazon.com, Inc. (a)	842,108	1,221,806
Blue Apron Holdings, Inc. Class B	3,603,786	10,668
Expedia, Inc.	57,200	7,322
Groupon, Inc. (a)(c)	43,956,853	232,532
JD.com, Inc. sponsored ADR (a)	587,550	28,925
Netflix, Inc. (a)	675,660	182,631
Priceline Group, Inc. (a)	36,460	69,713
Wayfair LLC Class A (a)(b)	1,661,368	152,862
		1,906,459
Media - 0.3%
AMC Entertainment Holdings, Inc. Class A (b)	133,100	1,704
China Literature Ltd. (a)(d)	353,000	3,657
Liberty Media Corp. Liberty Media Class A (a)(b)	1,508,065	53,808
Turn, Inc. (Escrow) (e)(f)	1,199,041	797
		59,966
Multiline Retail - 2.3%
Avenue Supermarts Ltd. (d)	101,832	1,890
Dollar Tree, Inc. (a)	3,881,900	446,419
		448,309
Specialty Retail - 1.2%
Burlington Stores, Inc. (a)	165,700	20,167
Lowe's Companies, Inc.	207,100	21,690
O'Reilly Automotive, Inc. (a)	56,800	15,034
Ross Stores, Inc.	1,126,600	92,821
Tractor Supply Co.	953,818	72,729
Ulta Beauty, Inc.	55,810	12,395
		234,836
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG sponsored ADR	427,900	49,662
Columbia Sportswear Co.	77,800	5,809
Despegar.com Corp.	406,400	12,375
G-III Apparel Group Ltd. (a)	143,000	5,341
Kering SA	96,300	48,757
lululemon athletica, Inc. (a)	1,028,446	80,435
LVMH Moet Hennessy - Louis Vuitton SA	5,927	1,857
Prada SpA	965,200	3,942
PVH Corp.	66,000	10,235
Under Armour, Inc. Class C (non-vtg.) (a)(b)	146,700	1,885
		220,298

TOTAL CONSUMER DISCRETIONARY		4,296,018

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	15,800	3,468
Diageo PLC	49,277	1,774
Dr. Pepper Snapple Group, Inc.	90,400	10,789
Monster Beverage Corp. (a)	979,340	66,820
PepsiCo, Inc.	1,121,700	134,941
		217,792
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	1,111,383	216,575
Performance Food Group Co. (a)	1,120,500	38,489
Walmart, Inc.	458,600	48,887
		303,951
Food Products - 1.4%
Mondelez International, Inc.	2,654,852	117,875
Nestle SA sponsored ADR	38,200	3,300
The Hain Celestial Group, Inc. (a)	436,700	16,656
The Kraft Heinz Co.	1,814,800	142,262
		280,093

TOTAL CONSUMER STAPLES		801,836

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Hi-Crush Partners LP	178,900	2,308
Smart Sand, Inc. (a)(b)	480,600	4,417
U.S. Silica Holdings, Inc. (b)	54,300	1,808
		8,533
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.	40,900	2,456
Andeavor	31,400	3,396
Cenovus Energy, Inc.	714,300	6,812
Centennial Resource Development, Inc. Class A (a)	1,484,600	30,301
Diamondback Energy, Inc. (a)	955,700	119,940
Oasis Petroleum, Inc. (a)	419,100	3,629
Whiting Petroleum Corp. (a)	456,900	12,757
		179,291

TOTAL ENERGY		187,824

FINANCIALS - 4.9%
Banks - 2.0%
Bank of America Corp.	581,700	18,614
Citigroup, Inc.	274,600	21,551
Commerce Bancshares, Inc.	715,586	41,869
Fifth Third Bancorp	334,700	11,079
First Republic Bank	20,800	1,863
Huntington Bancshares, Inc.	7,776,300	125,821
Investors Bancorp, Inc.	2,682,400	36,722
PacWest Bancorp	1,040,400	54,548
Signature Bank (a)	23,800	3,665
SunTrust Banks, Inc.	84,800	5,995
SVB Financial Group (a)	46,662	11,505
UMB Financial Corp.	347,900	26,503
Wells Fargo & Co.	383,800	25,246
		384,981
Capital Markets - 2.1%
BlackRock, Inc. Class A	53,400	30,000
Carlyle Group LP	630,500	15,889
Charles Schwab Corp.	76,200	4,065
E*TRADE Financial Corp. (a)	615,520	32,438
Goldman Sachs Group, Inc.	21,000	5,626
Morgan Stanley	100,000	5,655
Northern Trust Corp.	874,900	92,206
TD Ameritrade Holding Corp.	3,848,500	214,708
		400,587
Consumer Finance - 0.7%
Capital One Financial Corp.	1,331,700	138,444
Synchrony Financial	150,100	5,956
		144,400
Diversified Financial Services - 0.0%
GDS Holdings Ltd. ADR (a)	67,900	1,938
Insurance - 0.1%
Chubb Ltd.	51,300	8,010
MetLife, Inc.	107,300	5,158
The Travelers Companies, Inc.	55,400	8,306
		21,474

TOTAL FINANCIALS		953,380

HEALTH CARE - 11.4%
Biotechnology - 9.3%
Acceleron Pharma, Inc. (a)	44,100	1,831
Achaogen, Inc. (a)(b)	98,300	1,078
Adamas Pharmaceuticals, Inc. (a)(b)	143,100	5,415
Agios Pharmaceuticals, Inc. (a)	123,035	9,690
Alexion Pharmaceuticals, Inc. (a)	809,289	96,564
Alkermes PLC (a)	1,230,536	70,350
Alnylam Pharmaceuticals, Inc. (a)	215,300	27,985
Amgen, Inc.	3,207,780	596,807
AnaptysBio, Inc.	87,100	9,179
BeiGene Ltd. ADR (a)	52,900	7,181
Biogen, Inc. (a)	95,086	33,072
BioMarin Pharmaceutical, Inc. (a)	152,256	13,738
bluebird bio, Inc. (a)	363,726	74,527
Blueprint Medicines Corp. (a)	144,100	11,333
Celgene Corp. (a)	527,640	53,376
Cellectis SA sponsored ADR (a)	348,000	10,948
Chiasma, Inc. (a)(b)	779,500	1,286
Chimerix, Inc. (a)	52,700	252
Coherus BioSciences, Inc. (a)(b)	1,199,902	12,119
CytomX Therapeutics, Inc. (a)	485,000	12,974
CytomX Therapeutics, Inc. (a)(d)	244,269	6,534
DBV Technologies SA sponsored ADR (a)	1,070,800	24,800
Denali Therapeutics, Inc. (a)(b)	829,800	19,301
Dicerna Pharmaceuticals, Inc. (a)	307,207	2,946
Editas Medicine, Inc. (a)(b)	200,244	7,311
Epizyme, Inc. (a)	127,000	2,051
Exact Sciences Corp. (a)	39,800	1,978
FibroGen, Inc. (a)	195,200	11,429
Flexion Therapeutics, Inc. (a)(b)	124,500	2,812
Galapagos Genomics NV sponsored ADR (a)	78,600	9,292
GenSight Biologics SA (a)(d)	243,848	1,968
Heron Therapeutics, Inc. (a)	1,181,015	25,569
Intercept Pharmaceuticals, Inc. (a)(b)	333,919	20,736
Ionis Pharmaceuticals, Inc. (a)	428,902	22,526
Iovance Biotherapeutics, Inc. (a)	360,400	5,604
Ironwood Pharmaceuticals, Inc. Class A (a)	1,944,542	28,799
Jounce Therapeutics, Inc. (b)	561,463	13,576
Macrogenics, Inc. (a)	162,600	3,670
Neurocrine Biosciences, Inc. (a)	811,400	69,350
Ovid Therapeutics, Inc.	300,536	2,555
Portola Pharmaceuticals, Inc. (a)	319,598	16,399
Regeneron Pharmaceuticals, Inc. (a)	610,500	223,840
Sage Therapeutics, Inc. (a)	185,075	35,127
Sarepta Therapeutics, Inc. (a)	128,600	8,428
Sierra Oncology, Inc. (a)	160,400	489
Spark Therapeutics, Inc. (a)	334,290	18,737
Spectrum Pharmaceuticals, Inc. (a)	371,400	8,000
TESARO, Inc. (a)(b)	2,100,700	141,713
Trevena, Inc. (a)	512,521	835
Ultragenyx Pharmaceutical, Inc. (a)	112,096	5,980
uniQure B.V. (a)	276,600	5,117
Xencor, Inc. (a)	618,787	14,084
Zai Lab Ltd. ADR	130,900	3,529
		1,814,790
Health Care Equipment & Supplies - 0.2%
AxoGen, Inc. (a)	86,000	2,391
Insulet Corp. (a)	82,000	6,275
Intuitive Surgical, Inc. (a)	39,946	17,243
Quanterix Corp. (a)	229,300	4,772
ViewRay, Inc. (a)(b)	431,200	3,851
		34,532
Health Care Providers & Services - 0.1%
G1 Therapeutics, Inc.	322,672	7,715
National Vision Holdings, Inc.	57,300	2,242
OptiNose, Inc. (b)	337,311	6,392
OptiNose, Inc.	382,170	6,880
R1 RCM, Inc. (a)	723,202	3,724
		26,953
Health Care Technology - 1.3%
athenahealth, Inc. (a)	1,840,683	230,656
Castlight Health, Inc. Class B (a)(b)	53,000	196
Cerner Corp. (a)	285,900	19,764
Teladoc, Inc. (a)	151,100	5,651
		256,267
Pharmaceuticals - 0.5%
Akcea Therapeutics, Inc. (b)	119,720	2,592
Allergan PLC	20,000	3,605
Avexis, Inc. (a)	86,300	10,678
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(e)(f)(g)(h)	30,303	15,454
Collegium Pharmaceutical, Inc. (a)(b)	418,800	9,984
Dova Pharmaceuticals, Inc. (b)	256,000	8,156
GW Pharmaceuticals PLC ADR (a)(b)	16,127	2,228
Innoviva, Inc. (a)	65	1
Intra-Cellular Therapies, Inc. (a)	127,636	2,172
Jazz Pharmaceuticals PLC (a)	80,200	11,688
MyoKardia, Inc. (a)	46,700	2,410
Nektar Therapeutics (a)	93,486	7,816
Revance Therapeutics, Inc. (a)	51,200	1,654
The Medicines Company (a)	237,700	7,875
Theravance Biopharma, Inc. (a)(b)	180,900	4,783
Zogenix, Inc. (a)	284,300	10,334
		101,430

TOTAL HEALTH CARE		2,233,972

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	203,488	27,471
Class C (e)(f)	7,092	957
		28,428
Airlines - 1.0%
Allegiant Travel Co.	35,800	5,701
American Airlines Group, Inc.	2,153,632	116,985
JetBlue Airways Corp. (a)	764,300	15,943
Spirit Airlines, Inc. (a)	362,900	15,285
United Continental Holdings, Inc. (a)	392,800	26,640
Wheels Up Partners Holdings LLC Series B (a)(e)(f)(g)	1,760,377	5,492
		186,046
Building Products - 0.0%
Kajaria Ceramics Ltd.	615,124	6,113
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	89,600	3,949
Evoqua Water Technologies Corp. (a)	268,400	6,136
		10,085
Machinery - 0.1%
Kennametal, Inc.	37,300	1,819
PACCAR, Inc.	249,200	18,580
		20,399
Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	404,400	18,182
CSX Corp.	148,900	8,453
J.B. Hunt Transport Services, Inc.	360,791	43,594
Old Dominion Freight Lines, Inc.	92,100	13,488
		83,717
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	278,500	10,831

TOTAL INDUSTRIALS		345,619

INFORMATION TECHNOLOGY - 51.1%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	14,500	3,999
NETGEAR, Inc. (a)	278,700	19,425
Quantenna Communications, Inc. (a)	292,000	4,018
		27,442
Electronic Equipment & Components - 0.0%
SYNNEX Corp.	15,700	1,927
Internet Software & Services - 16.6%
2U, Inc. (a)	198,241	14,723
58.com, Inc. ADR (a)	25,600	2,045
Akamai Technologies, Inc. (a)	156,900	10,511
Alibaba Group Holding Ltd. sponsored ADR (a)	45,300	9,254
Alphabet, Inc.:
Class A (a)	1,074,427	1,270,209
Class C (a)	454,469	531,701
Altaba, Inc.	1,451,100	115,914
ANGI Homeservices, Inc. Class A (a)(b)	501,706	6,703
CarGurus, Inc.:
Class A (b)	402,193	13,473
Class A	1,083,756	34,491
Delivery Hero AG (d)	45,500	1,952
Dropbox, Inc. Class B (a)(e)(f)	331,524	4,973
Facebook, Inc. Class A (a)	4,476,714	836,653
GoDaddy, Inc. (a)	178,200	9,842
Gogo, Inc. (a)(b)	1,081,200	10,423
GrubHub, Inc. (a)(b)	79,800	5,766
IAC/InterActiveCorp (a)	13,545	1,964
Instructure, Inc. (a)	5,871	211
Match Group, Inc. (a)(b)	739,200	25,828
Momo, Inc. ADR (a)	402,600	12,694
NetEase, Inc. ADR	155,640	49,830
New Relic, Inc. (a)	955,383	57,065
Nutanix, Inc.:
Class A (a)	3,418,740	109,742
Class B (d)	311,503	9,999
Okta, Inc.	36,900	1,087
Shopify, Inc. Class A (a)	538,726	68,782
Twilio, Inc. Class A (a)(b)	1,008,958	26,475
		3,242,310
IT Services - 1.7%
AppNexus, Inc. warrants (a)(e)(f)	1	0
PayPal Holdings, Inc. (a)	3,189,900	272,162
Square, Inc. (a)	1,066,899	50,048
Teradata Corp. (a)	51,300	2,078
Worldpay, Inc. (a)	96,800	7,774
		332,062
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices, Inc.	896,800	82,398
Applied Materials, Inc.	144,100	7,728
ASM Pacific Technology Ltd.	226,700	3,095
ASML Holding NV	47,900	9,722
Broadcom Ltd.	700,966	173,861
Intel Corp.	677,600	32,620
KLA-Tencor Corp.	47,100	5,172
Lam Research Corp.	147,100	28,173
Marvell Technology Group Ltd.	4,522,700	105,515
Micron Technology, Inc. (a)	3,686,444	161,171
NVIDIA Corp.	2,692,901	661,915
ON Semiconductor Corp. (a)	607,700	15,034
Qualcomm, Inc.	4,541,876	309,983
United Microelectronics Corp. sponsored ADR (b)	10,022,000	24,454
Xilinx, Inc.	109,000	7,959
		1,628,800
Software - 16.6%
Activision Blizzard, Inc.	11,289,309	836,876
Adobe Systems, Inc. (a)	403,100	80,523
Altair Engineering, Inc. Class A (a)	70,500	1,875
Atlassian Corp. PLC (a)	1,335,785	72,119
Atom Tickets LLC (e)(f)(g)	516,103	3,000
Autodesk, Inc. (a)	3,341,420	386,335
Citrix Systems, Inc. (a)	60,500	5,612
Ellie Mae, Inc. (a)	19,500	1,823
HIVE Blockchain Technologies Ltd. (a)(b)	719,500	1,492
HIVE Blockchain Technologies Ltd. unit (e)(f)	2,163,600	4,262
HubSpot, Inc. (a)	746,180	72,417
Intuit, Inc.	192,900	32,388
Microsoft Corp.	5,937,899	564,160
Parametric Technology Corp. (a)	54,900	3,990
Paycom Software, Inc. (a)(b)	276,032	25,296
Paylocity Holding Corp. (a)	188,400	9,851
Red Hat, Inc. (a)	59,800	7,857
SailPoint Technologies Holding, Inc. (a)	224,700	3,759
Salesforce.com, Inc. (a)	1,399,248	159,388
SendGrid, Inc. (a)	105,200	2,364
ServiceNow, Inc. (a)	13,700	2,040
Snap, Inc. Class A (a)(b)	444,058	6,004
Splunk, Inc. (a)	21,600	1,995
Talend SA ADR (a)	82,000	3,196
Tanium, Inc. Class B (e)(f)	392,200	2,169
Ubisoft Entertainment SA (a)(c)	9,163,631	784,338
Workday, Inc. Class A (a)	136,300	16,341
Xero Ltd. (a)	90,086	2,284
Zendesk, Inc. (a)	3,961,484	152,596
		3,246,350
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	8,919,360	1,493,367

TOTAL INFORMATION TECHNOLOGY		9,972,258

MATERIALS - 1.0%
Chemicals - 0.7%
CF Industries Holdings, Inc.	89,700	3,807
FMC Corp.	72,400	6,612
LG Chemical Ltd.	13,965	5,639
LyondellBasell Industries NV Class A	930,600	111,523
		127,581
Construction Materials - 0.0%
Loma Negra Compania Industrial Argentina SA ADR (a)	268,400	6,377
Metals & Mining - 0.3%
Randgold Resources Ltd. sponsored ADR	588,600	59,543
Steel Dynamics, Inc.	82,400	3,741
		63,284

TOTAL MATERIALS		197,242

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	22,100	10,060
Real Estate Management & Development - 0.1%
Redfin Corp. (b)	911,530	18,504
WeWork Companies, Inc. Class A (a)(e)(f)	29,911	1,550
		20,054

TOTAL REAL ESTATE		30,114

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	120,590	7,850
TOTAL COMMON STOCKS
(Cost $11,159,399)		19,026,113

Preferred Stocks - 2.0%
Convertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Handy Technologies, Inc. Series C (a)(e)(f)	415,643	1,347
Lyft, Inc. Series H (e)(f)	595,228	23,658
		25,005
Internet & Direct Marketing Retail - 0.0%
One Kings Lane, Inc. Series E (Escrow) (a)(e)(f)	648,635	292
The Honest Co., Inc. Series D (a)(e)(f)	75,268	2,539
		2,831
TOTAL CONSUMER DISCRETIONARY		27,836
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Roofoods Ltd. Series F (e)(f)	93,930	33,211
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (e)(f)	620,983	6,048
HEALTH CARE - 0.4%
Biotechnology - 0.3%
23andMe, Inc.:
Series E (a)(e)(f)	1,817,170	25,230
Series F (e)(f)	683,367	9,488
Moderna Therapeutics, Inc.:
Series B (e)(f)	1,193,491	12,007
Series C (e)(f)	453,177	4,559
		51,284
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(e)(f)	4,342,250	28,008
TOTAL HEALTH CARE		79,292
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	62,037	8,375
Series H (e)(f)	65,670	8,865
		17,240
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(e)(f)	335,546	1,879
TOTAL INDUSTRIALS		19,119
INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.6%
Jet.Com, Inc. Series B1 (Escrow) (a)(e)(f)	4,896,249	1,608
Pinterest, Inc. Series G, 8.00% (a)(e)(f)	139,290	833
Reddit, Inc.:
Series B (e)(f)	1,337,584	21,099
Series C (e)(f)	300,673	4,743
Starry, Inc. Series B (a)(e)(f)	1,811,120	1,670
Uber Technologies, Inc.:
Series D, 8.00% (a)(e)(f)	2,256,164	79,191
Series E, 8.00% (a)(e)(f)	150,072	5,268
		114,412
IT Services - 0.2%
AppNexus, Inc.:
Series E (a)(e)(f)	1,416,796	28,478
Series F (a)(e)(f)	90,913	1,881
		30,359
Software - 0.3%
Bracket Computing, Inc. Series C (a)(e)(f)	1,877,241	2,910
Cloudflare, Inc. Series D, 8.00% (a)(e)(f)	395,787	2,371
Dataminr, Inc. Series D (a)(e)(f)	2,219,446	22,816
Delphix Corp. Series D (a)(e)(f)	427,177	2,559
Jello Labs, Inc. Series C (a)(e)(f)	302,678	4,899
Taboola.Com Ltd. Series E (a)(e)(f)	1,918,392	29,486
		65,041
TOTAL INFORMATION TECHNOLOGY		209,812
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork Companies, Inc.:
Series E (a)(e)(f)	269,198	13,947
Series F (a)(e)(f)	14,513	752
		14,699
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (e)(f)	2,113,909	2,706

TOTAL CONVERTIBLE PREFERRED STOCKS		392,723

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	8,700	1,912
TOTAL PREFERRED STOCKS
(Cost $349,083)		394,635
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Dataminr, Inc. 1.22% 1/28/19(e)(f)
(Cost $14,228)	14,228	14,228
	Shares	Value (000s)

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.39% (i)	73,249,867	73,265
Fidelity Securities Lending Cash Central Fund 1.40% (i)(j)	831,889,605	831,973
TOTAL MONEY MARKET FUNDS
(Cost $905,236)		905,238
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $12,427,946)		20,340,214
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(820,313)
NET ASSETS - 100%		$19,519,901

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,000,000 or 0.1% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $473,076,000 or 2.4% of net assets.

 (f) Level 3 security

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Investment represents common shares and preferred shares.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
23andMe, Inc. Series F	8/31/17	$9,488
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
AppNexus, Inc. Series F	8/23/16	$2,364
AppNexus, Inc. warrants	8/23/16	$0
Atom Tickets LLC	8/15/17	$3,000
Bracket Computing, Inc. Series C	9/9/15	$14,766
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$10,007
Cloudflare, Inc. Series D, 8.00%	11/5/14	$2,424
Clover Health Series D	6/7/17	$5,823
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Dataminr, Inc. 1.22% 1/28/19	7/28/17	$14,228
Delphix Corp. Series D	7/10/15	$3,845
Dropbox, Inc. Class B	5/2/12	$3,000
Handy Technologies, Inc. Series C	10/14/15	$2,436
HIVE Blockchain Technologies Ltd. unit	12/18/17	$5,298
Jello Labs, Inc. Series C	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$1,608
Lyft, Inc. Series H	11/22/17	$23,658
Moderna Therapeutics, Inc. Series B	4/13/17	$6,922
Moderna Therapeutics, Inc. Series C	4/13/17	$2,633
Mulberry Health, Inc. Series A8	1/20/16	$29,331
One Kings Lane, Inc. Series E (Escrow)	1/29/14	$429
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Roofoods Ltd. Series F	9/12/17	$33,211
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
Tanium, Inc. Class B	4/21/17	$1,947
The Honest Co., Inc. Series D	8/3/15	$3,444
Turn, Inc. (Escrow)	4/11/17	$719
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,001
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$220
Fidelity Securities Lending Cash Central Fund	2,962
Total	$3,182

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
athenahealth, Inc.	$326,198	$--	$67,683	$--	$2,272	$(30,131)	$--
Criteo SA sponsored ADR	266,048	--	185,723	--	3,728	(84,053)	--
Groupon, Inc.	209,589	--	62,303	--	(31,828)	117,074	232,532
Ubisoft Entertainment SA	677,873	--	128,854	--	105,360	129,959	784,338
Wingstop, Inc.	49,616	--	28,061	174	3,760	14,462	--
Total	$1,529,324	$--	$472,624	$174	$83,292	$147,311	$1,016,870

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$4,325,766	$4,143,495	$153,638	$28,633
Consumer Staples	835,047	800,062	1,774	33,211
Energy	187,824	187,824	--	--
Financials	959,428	953,380	--	6,048
Health Care	2,313,264	2,211,638	6,880	94,746
Industrials	364,738	311,699	--	53,039
Information Technology	10,182,070	9,923,363	34,491	224,216
Materials	197,242	197,242	--	--
Real Estate	44,813	28,564	--	16,249
Telecommunication Services	10,556	7,850	--	2,706
Corporate Bonds	14,228	--	--	14,228
Money Market Funds	905,238	905,238	--	--
Total Investments in Securities:	$20,340,214	$19,670,355	$196,783	$473,076

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$276,076
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(50,370)
Cost of Purchases	8,298
Proceeds of Sales	(9,788)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$224,216
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$(48,291)
Other Investments in Securities
Beginning Balance	$210,038
Net Realized Gain (Loss) on Investment Securities	(144)
Net Unrealized Gain (Loss) on Investment Securities	(17,799)
Cost of Purchases	83,206
Proceeds of Sales	(26,441)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$248,860
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$3,546

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund’s Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $829,096) — See accompanying schedule: Unaffiliated issuers (cost $11,107,454)	$18,418,106
Fidelity Central Funds (cost $905,236)	905,238
Other affiliated issuers (cost $415,256)	1,016,870
Total Investment in Securities (cost $12,427,946)		$20,340,214
Foreign currency held at value (cost $1,984)		1,984
Receivable for investments sold		81,911
Receivable for fund shares sold		19,690
Dividends receivable		222
Interest receivable		91
Distributions receivable from Fidelity Central Funds		581
Prepaid expenses		22
Other receivables		304
Total assets		20,445,019
Liabilities
Payable for investments purchased	$62,514
Payable for fund shares redeemed	17,778
Accrued management fee	10,618
Other affiliated payables	1,987
Other payables and accrued expenses	216
Collateral on securities loaned	832,005
Total liabilities		925,118
Net Assets		$19,519,901
Net Assets consist of:
Paid in capital		$11,469,183
Accumulated net investment loss		(22,789)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		161,249
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,912,258
Net Assets		$19,519,901
OTC:
Net Asset Value, offering price and redemption price per share ($15,485,729 ÷ 130,233 shares)		$118.91
Class K:
Net Asset Value, offering price and redemption price per share ($4,034,172 ÷ 33,493 shares)		$120.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends (including $174 earned from other affiliated issuers)		$47,281
Interest		87
Income from Fidelity Central Funds (including $2,962 from security lending)		3,182
Total income		50,550
Expenses
Management fee
Basic fee	$50,718
Performance adjustment	10,581
Transfer agent fees	10,765
Accounting and security lending fees	906
Custodian fees and expenses	168
Independent trustees' fees and expenses	38
Appreciation in deferred trustee compensation account	1
Registration fees	214
Audit	42
Legal	32
Interest	5
Miscellaneous	51
Total expenses before reductions	73,521
Expense reductions	(318)	73,203
Net investment income (loss)		(22,653)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	224,675
Fidelity Central Funds	46
Other affiliated issuers	83,292
Foreign currency transactions	(103)
Total net realized gain (loss)		307,910
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,516,219
Fidelity Central Funds	(24)
Other affiliated issuers	147,311
Assets and liabilities in foreign currencies	22
Total change in net unrealized appreciation (depreciation)		2,663,528
Net gain (loss)		2,971,438
Net increase (decrease) in net assets resulting from operations		$2,948,785

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(22,653)	$(18,864)
Net realized gain (loss)	307,910	1,654,079
Change in net unrealized appreciation (depreciation)	2,663,528	1,836,371
Net increase (decrease) in net assets resulting from operations	2,948,785	3,471,586
Distributions to shareholders from net realized gain	(808,257)	(413,520)
Total distributions	(808,257)	(413,520)
Share transactions - net increase (decrease)	1,581,566	(614,015)
Total increase (decrease) in net assets	3,722,094	2,444,051
Net Assets
Beginning of period	15,797,807	13,353,756
End of period	$19,519,901	$15,797,807
Other Information
Accumulated net investment loss end of period	$(22,789)	$(136)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity OTC Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$105.68	$85.26	$86.98	$81.23	$78.98	$57.53
Income from Investment Operations
Net investment income (loss)A	(.16)	(.15)	(.05)	(.11)	(.06)	.36B
Net realized and unrealized gain (loss)	18.73	23.27	2.84	16.14	12.78	21.37
Total from investment operations	18.57	23.12	2.79	16.03	12.72	21.73
Distributions from net investment income	–	–	–	–	(.05)	(.28)
Distributions from net realized gain	(5.34)	(2.70)	(4.51)	(10.28)	(10.42)	–
Total distributions	(5.34)	(2.70)	(4.51)	(10.28)	(10.47)	(.28)
Net asset value, end of period	$118.91	$105.68	$85.26	$86.98	$81.23	$78.98
Total ReturnC,D	18.28%	27.97%	3.68%	21.34%	17.96%	37.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G	.81%	.91%	.83%	.77%	.76%
Expenses net of fee waivers, if any	.88%G	.81%	.91%	.83%	.77%	.76%
Expenses net of all reductions	.88%G	.81%	.90%	.83%	.76%	.74%
Net investment income (loss)	(.29)%G	(.16)%	(.07)%	(.13)%	(.08)%	.55%B
Supplemental Data
Net assets, end of period (in millions)	$15,486	$12,136	$9,845	$9,710	$7,870	$6,693
Portfolio turnover rateH	34%G,I	71%I	56%I	66%I	106%	116%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity OTC Portfolio Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$106.98	$86.22	$87.87	$81.96	$79.60	$57.94
Income from Investment Operations
Net investment income (loss)A	(.10)	(.05)	.04	(.01)	.04	.45B
Net realized and unrealized gain (loss)	18.96	23.55	2.88	16.29	12.87	21.53
Total from investment operations	18.86	23.50	2.92	16.28	12.91	21.98
Distributions from net investment income	–	–	–	–	(.10)	(.32)
Distributions from net realized gain	(5.39)	(2.74)	(4.57)	(10.37)	(10.46)	–
Total distributions	(5.39)	(2.74)	(4.57)	(10.37)	(10.55)C	(.32)
Net asset value, end of period	$120.45	$106.98	$86.22	$87.87	$81.96	$79.60
Total ReturnD,E	18.34%	28.12%	3.80%	21.49%	18.10%	38.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.70%	.79%	.72%	.65%	.62%
Expenses net of fee waivers, if any	.78%H	.70%	.79%	.72%	.65%	.62%
Expenses net of all reductions	.78%H	.70%	.79%	.71%	.64%	.60%
Net investment income (loss)	(.19)%H	(.05)%	.05%	(.02)%	.05%	.69%B
Supplemental Data
Net assets, end of period (in millions)	$4,034	$3,662	$3,508	$3,836	$2,906	$2,260
Portfolio turnover rateI	34%H,J	71%J	56%J	66%J	106%	116%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 C Total distributions of $10.55 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $10.456 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$14,228	Market approach	Transaction price	$100.00	Increase
Equities	$458,848	Market approach	Transaction price	$0.81- $353.57 / $75.02	Increase
			Discount rate	5.0%	Decrease
			Liquidity preference	$33.82 - $45.76 / $39.79	Increase
		Market comparable	Transaction price	$10.06 - $330.00 / $164.48	Increase
			Enterprise value/Sales multiple (EV/S)	0.8 - 14.3 / 4.1	Increase
			Discount rate	65.0% - 69.1% / 68.9%	Decrease
			Premium rate	8.0% - 108.0% / 26.6%	Increase
			Discount for lack of marketability	15.0% - 25.0% / 16.5%	Decrease
			Liquidity preference	$4.84 - $26.00 / $15.77	Increase
			Proxy premium	54.5%	Increase
		Book value	Book value multiple	1.0	Increase
			Discount rate	70.0%	Decrease
		Recovery value	Recovery value	0.3% - 0.7% / 0.4%	Increase
		Discount cash flow	Discount rate	9.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
			Growth rate	3.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,374,482
Gross unrealized depreciation	(499,511)
Net unrealized appreciation (depreciation)	$7,874,971
Tax cost	$12,465,243

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $23,946 in these Subsidiaries, representing .12% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,724,184 and $2,954,148, respectively.

Redemptions In-Kind. During the period, 607 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $65,932. The net realized gain of $35,542 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 11,615 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,105,548. The Fund had a net realized gain of $441,424 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
OTC	$9,882.15
Class K	883.05
	$10,765

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $97 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,720	1.37%	$5

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $22,887. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $127 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $226 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $88.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net realized gain
OTC	$625,105	$305,214
Class K	183,152	108,306
Total	$808,257	$413,520

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
OTC
Shares sold	19,774	23,115	$2,175,861	$2,182,339
Reinvestment of distributions	5,739	3,540	601,208	294,662
Shares redeemed	(10,120)	(27,294)	(1,102,724)	(2,508,373)
Net increase (decrease)	15,393	(639)	$1,674,345	$(31,372)
Class K
Shares sold	4,836	9,395	$537,543	$878,574
Reinvestment of distributions	1,727	1,286	183,152	108,306
Shares redeemed	(7,300)(a)	(17,142)(b)	(813,474)(a)	(1,569,523)(b)
Net increase (decrease)	(737)	(6,461)	$(92,779)	$(582,643)

 (a) Amount includes in-kind redemptions (see the Redemption In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemption In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
OTC	.88%
Actual		$1,000.00	$1,182.80	$4.84
Hypothetical-C		$1,000.00	$1,020.77	$4.48
Class K	.78%
Actual		$1,000.00	$1,183.40	$4.29
Hypothetical-C		$1,000.00	$1,021.27	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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OTC-SANN-0318
1.700332.120

Fidelity Advisor® Real Estate Income Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

January 31, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Real Estate Income Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2018

% of fund's net assets
Equity Lifestyle Properties, Inc.	2.9
Apartment Investment & Management Co. Class A	2.0
Acadia Realty Trust (SBI)	2.0
Ventas, Inc.	1.8
MFA Financial, Inc.	1.6
10.3

Top 5 Bonds as of January 31, 2018

% of fund's net assets
Senior Housing Properties Trust 4.75% 5/1/24	0.9
IAS Operating Partnership LP 5% 3/15/18	0.8
RWT Holdings, Inc. 5.625% 11/15/19	0.7
PennyMac Corp. 5.375% 5/1/20	0.6
RAIT Financial Trust 4% 10/1/33	0.6
3.6

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Mortgage	18.0
REITs - Health Care	7.8
REITs - Diversified	6.6
REITs - Apartments	6.5
REITs - Shopping Centers	3.9

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	47.1%
Bonds	34.4%
Convertible Securities	7.3%
Other Investments	4.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 1.6%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 29.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Bluegreen Vacations Corp.	262,950	$4,993,421
Wyndham Worldwide Corp.	199,600	24,776,348
		29,769,769
Household Durables - 0.0%
Stanley Martin Communities LLC Class B (Escrow) (a)(b)	4,620	149,642

TOTAL CONSUMER DISCRETIONARY		29,919,411

FINANCIALS - 5.3%
Capital Markets - 0.9%
Brookfield Asset Management, Inc. Class A	535,900	22,429,376
Ellington Financial LLC	1,568,684	22,887,100
		45,316,476
Insurance - 0.2%
FNF Group	288,400	11,241,832
Mortgage Real Estate Investment Trusts - 4.2%
AG Mortgage Investment Trust, Inc.	284,200	4,956,448
Anworth Mortgage Asset Corp.	1,145,100	5,565,186
Arbor Realty Trust, Inc. (c)	1,928,494	15,717,226
Chimera Investment Corp.	953,100	16,193,169
Dynex Capital, Inc.	1,322,886	8,598,759
Ellington Residential Mortgage REIT (c)	260,000	2,810,600
Five Oaks Investment Corp. (c)	547,901	1,791,636
Great Ajax Corp. (d)	1,577,762	21,078,900
Invesco Mortgage Capital, Inc.	2,335,049	37,921,196
MFA Financial, Inc.	12,110,622	86,712,054
New Residential Investment Corp.	655,600	11,335,324
Redwood Trust, Inc.	21,300	317,157
Two Harbors Investment Corp.	675,400	9,962,150
		222,959,805

TOTAL FINANCIALS		279,518,113

REAL ESTATE - 23.2%
Equity Real Estate Investment Trusts (REITs) - 23.2%
Acadia Realty Trust (SBI) (d)	4,239,449	104,120,867
Altisource Residential Corp. Class B	188,686	2,077,433
American Homes 4 Rent Class A	1,666,038	34,636,930
American Tower Corp.	356,700	52,684,590
Apartment Investment & Management Co. Class A	2,555,042	106,902,957
AvalonBay Communities, Inc.	173,300	29,530,320
Boardwalk (REIT) (c)	298,500	10,799,390
Cedar Realty Trust, Inc.	530,163	2,709,133
Colony NorthStar, Inc.	7,740,548	69,510,121
DDR Corp.	1,932,600	15,692,712
Douglas Emmett, Inc.	197,700	7,645,059
Equinix, Inc.	107,800	49,069,482
Equity Lifestyle Properties, Inc.	1,750,402	151,094,686
Extra Space Storage, Inc.	548,900	45,822,172
Gramercy Property Trust	498,647	12,585,850
Healthcare Realty Trust, Inc.	431,300	12,882,931
Healthcare Trust of America, Inc.	1,058,760	29,232,364
Lexington Corporate Properties Trust	4,316,674	38,936,399
Mid-America Apartment Communities, Inc.	650,406	62,029,220
National Retail Properties, Inc.	179,200	7,110,656
Omega Healthcare Investors, Inc. (c)	964,923	26,091,518
Public Storage	148,291	29,029,446
Rexford Industrial Realty, Inc.	270,300	8,025,207
Sabra Health Care REIT, Inc.	2,352,875	42,587,038
Safety Income and Growth, Inc.	393,600	6,931,296
Select Income REIT	205,800	4,601,688
Senior Housing Properties Trust (SBI)	3,099,300	53,710,869
Spirit Realty Capital, Inc.	894,600	7,308,882
Store Capital Corp.	1,493,200	36,598,332
Terreno Realty Corp.	626,328	22,297,277
Ventas, Inc.	1,737,986	97,275,076
VEREIT, Inc.	4,038,234	29,075,285
WP Carey, Inc.	151,200	9,799,272
WP Glimcher, Inc.	881,200	5,798,296
		1,224,202,754
TOTAL COMMON STOCKS
(Cost $1,343,382,828)		1,533,640,278

Preferred Stocks - 19.3%
Convertible Preferred Stocks - 1.3%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25%(d)	180,000	4,486,086
Sutherland Asset Management Corp. 7.00%	404,700	10,153,923
		14,640,009
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	136,759	5,044,301
Ashford Hospitality Prime, Inc. 5.50%	95,791	1,838,804
Equity Commonwealth 6.50%	31,237	824,869
iStar Financial, Inc. Series J, 4.50%	213,273	10,009,798
Lexington Corporate Properties Trust Series C, 6.50%	468,142	23,512,853
RLJ Lodging Trust 1.95%	31,935	826,957
Wheeler REIT, Inc. 8.75%	516,748	8,996,583
		51,054,165

TOTAL CONVERTIBLE PREFERRED STOCKS		65,694,174

Nonconvertible Preferred Stocks - 18.0%
FINANCIALS - 8.1%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,402,657
Brookfield Asset Management, Inc. 4.75%	105,800	2,187,394
		6,590,051
Mortgage Real Estate Investment Trusts - 7.9%
AG Mortgage Investment Trust, Inc.:
8.00%	618,287	15,234,592
8.25%	38,935	982,330
AGNC Investment Corp.:
Series B, 7.75%	427,100	10,997,825
Series C, 7.00%	361,900	9,206,736
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,340,243
Annaly Capital Management, Inc.:
Series C, 7.625%	326,429	8,209,689
Series D, 7.50%	621,976	15,599,158
Series E, 7.625%	672,961	16,951,888
Series F, 6.95%	1,203,714	30,490,076
Series G, 6.50% (e)	720,300	17,726,583
Anworth Mortgage Asset Corp. Series A, 8.625%	242,730	6,240,588
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	485,559	12,221,714
Arbor Realty Trust, Inc.:
7.375%	457,577	11,681,941
Series A, 8.25%	189,089	4,787,733
Series B, 7.75%	240,000	6,065,304
Series C, 8.50%	100,000	2,595,200
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,838,384
Capstead Mortgage Corp. Series E, 7.50%	202,984	5,125,346
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	246,500	6,211,800
Chimera Investment Corp.:
Series A, 8.00%	204,000	5,179,560
Series B, 8.00%	1,257,372	31,981,005
CYS Investments, Inc.:
Series A, 7.75%	118,428	2,953,594
Series B, 7.50%	496,667	12,044,175
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,182,180
Series B, 7.625%	252,120	5,995,414
Five Oaks Investment Corp. Series A, 8.75%	86,727	2,168,175
Invesco Mortgage Capital, Inc.:
7.50%	806,500	19,678,600
Series A, 7.75%	123,342	3,092,184
Series B, 7.75%	846,483	21,542,992
MFA Financial, Inc.:
8.00%	538,930	13,952,898
Series B, 7.50%	616,232	15,399,638
New York Mortgage Trust, Inc.:
Series B, 7.75%	284,267	6,857,771
Series C, 7.875%	280,725	6,858,112
Series D, 8.00%	313,300	7,715,013
PennyMac Mortgage Investment Trust:
8.125%	335,500	8,353,950
Series B, 8.00%	546,800	13,560,640
Resource Capital Corp.:
8.25%	80,024	1,993,398
8.625%	168,316	4,292,058
Two Harbors Investment Corp.:
Series A, 8.125%	450,000	11,763,000
Series B, 7.625%	429,690	10,819,594
Series C, 7.25%	309,000	7,498,194
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	137,600	3,544,576
		416,933,851
Real Estate Management & Development - 0.1%
Brookfield Properties Corp. Series EE, 5.10%	142,300	2,925,827
TOTAL FINANCIALS		426,449,729
REAL ESTATE - 9.9%
Equity Real Estate Investment Trusts (REITs) - 9.8%
American Homes 4 Rent:
5.875%	250,809	6,194,982
Series C, 5.50%	915,240	26,001,968
Series D, 6.50%	280,000	7,170,800
Series E, 6.35%	210,000	5,321,400
Series G, 5.875%	202,000	4,934,860
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	11,770	297,546
Series F, 7.375%	268,000	6,342,434
Series G, 7.375%	120,000	2,818,800
Series H, 7.50%	168,800	4,000,560
Series I, 7.50%	168,900	4,011,375
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	486,775	12,266,730
Series C, 7.625%	146,969	3,603,445
Series D, 7.125%	136,000	3,359,200
CBL & Associates Properties, Inc. Series D, 7.375%	167,876	3,362,556
Cedar Realty Trust, Inc.:
Series B, 7.25%	87,895	2,199,950
Series C, 6.50%	294,900	6,823,986
City Office REIT, Inc. Series A, 6.625%	180,500	4,507,085
Colony NorthStar, Inc.:
Series B, 8.25%	207,761	5,233,500
Series D, 8.50%	274,915	7,003,460
Series E, 8.75%	481,729	12,606,848
Series G, 7.50%	121,607	2,945,808
Series H, 7.125%	584,350	13,440,050
Series I, 7.15%	774,587	17,892,960
Series J, 7.15%	917,785	21,026,454
DDR Corp.:
Series J, 6.50%	340,721	8,293,694
Series K, 6.25%	228,888	5,561,978
Digital Realty Trust, Inc.:
Series C, 6.625%	84,000	2,215,920
Series G, 5.875%	142,903	3,551,140
Series H, 7.375%	50,000	1,314,000
Farmland Partners, Inc. Series B, 6.00%	630,000	16,049,124
General Growth Properties, Inc. Series A, 6.375%	166,463	4,174,892
Gladstone Commercial Corp. Series D, 7.00%	538,800	13,739,400
Gladstone Land Corp. Series A, 6.375%	64,000	1,646,086
Global Medical REIT, Inc. Series A, 7.50%	135,100	3,301,844
Global Net Lease, Inc. Series A, 7.25%	467,400	11,670,978
Government Properties Income Trust 5.875%	202,500	5,121,225
Hersha Hospitality Trust:
Series C, 6.875%	50,000	1,222,000
Series D, 6.50%	200,000	4,842,000
Investors Real Estate Trust Series C, 6.625%	320,900	7,906,976
iStar Financial, Inc.:
Series D, 8.00%	126,529	3,192,327
Series G, 7.65%	222,721	5,594,752
Series I, 7.50%	161,269	4,031,725
Jernigan Capital, Inc. Series B, 7.00% (e)	50,600	1,219,460
LaSalle Hotel Properties:
Series I, 6.375%	354,698	8,778,776
Series J, 6.30%	240,000	5,851,200
Monmouth Real Estate Investment Corp. Series C, 6.125%	225,900	5,527,773
National Retail Properties, Inc. Series E, 5.70%	301,404	7,474,819
National Storage Affiliates Trust Series A, 6.00% (e)	67,600	1,683,240
Pebblebrook Hotel Trust:
Series C, 6.50%	204,321	5,083,506
Series D, 6.375%	350,000	8,680,000
Pennsylvania (REIT):
Series B, 7.375%	100,510	2,461,490
Series C, 7.20%	51,000	1,204,110
Series D, 6.875%	151,800	3,559,710
Plymouth Industrial REIT, Inc. Series A, 7.50%	169,400	4,240,082
Prologis, Inc. Series Q, 8.54%	94,446	6,544,116
Public Storage:
Series F, 5.15%	173,400	4,114,782
Series G, 5.05%	42,200	986,214
Series Y, 6.375%	102,224	2,649,646
RAIT Financial Trust:
7.125%	336,786	7,978,460
7.625%	224,590	4,570,407
Rexford Industrial Realty, Inc.:
Series A, 5.875%	135,000	3,190,050
Series B, 5.875% (e)	79,500	1,852,350
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,038,826
Saul Centers, Inc.:
Series C, 6.875%	315,478	7,931,148
Series D, 6.125% (e)	83,700	2,064,645
Sotherly Hotels, Inc.:
Series B, 8.00%	68,000	1,711,553
Series C, 7.875%	108,200	2,703,918
Spirit Realty Capital, Inc. Series A, 6.00%	95,200	2,311,456
Stag Industrial, Inc.:
Series B, 6.625%	80,300	2,025,969
Series C, 6.875%	83,000	2,116,658
Summit Hotel Properties, Inc.:
Series C, 7.125%	153,212	3,887,295
Series D, 6.45%	210,000	5,292,000
Series E, 6.25%	190,000	4,740,500
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	42,000	1,075,200
Series F, 6.45%	84,000	2,126,880
Taubman Centers, Inc. Series K, 6.25%	157,322	3,966,874
UMH Properties, Inc.:
Series B, 8.00%	319,604	8,737,973
Series C, 6.75%	341,140	8,579,671
Series D, 6.375%	93,800	2,280,278
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	160,000	4,153,600
Series H, 6.25%	284,500	7,069,825
VEREIT, Inc. Series F, 6.70%	1,995,725	50,272,313
WP Glimcher, Inc.:
Series H, 7.50%	198,527	4,701,119
Series I, 6.875%	298,115	6,996,312
		517,231,022
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP Series B, 7.90%	117,700	2,924,845
TOTAL REAL ESTATE		520,155,867
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield Infrastructure Partners LP Series 5, 5.35%	169,300	3,541,536

TOTAL NONCONVERTIBLE PREFERRED STOCKS		950,147,132

TOTAL PREFERRED STOCKS
(Cost $999,902,470)		1,015,841,306
	Principal Amount	Value

Corporate Bonds - 21.0%
Convertible Bonds - 6.0%
FINANCIALS - 5.0%
Diversified Financial Services - 0.1%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (f)	6,770,000	6,676,811
Mortgage Real Estate Investment Trusts - 4.9%
Arbor Realty Trust, Inc. 5.375% 11/15/20	4,230,000	4,233,756
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22	16,780,000	16,520,866
Colony Financial, Inc.:
3.875% 1/15/21	17,280,000	16,771,069
5% 4/15/23	26,083,000	25,770,969
IAS Operating Partnership LP 5% 3/15/18 (f)	41,020,000	41,020,000
PennyMac Corp. 5.375% 5/1/20	35,606,000	34,898,936
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	14,714,700
Resource Capital Corp.:
4.5% 8/15/22	5,050,000	4,878,997
6% 12/1/18	6,100,000	6,168,625
8% 1/15/20	13,890,000	14,515,050
RWT Holdings, Inc. 5.625% 11/15/19	36,880,000	37,249,833
Starwood Property Trust, Inc. 4.375% 4/1/23	15,080,000	15,152,384
Two Harbors Investment Corp. 6.25% 1/15/22	4,380,000	4,446,515
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	21,100,000	20,642,594
		256,984,294
TOTAL FINANCIALS		263,661,105
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Realty Capital Properties, Inc. 3.75% 12/15/20	21,434,000	21,731,161
RAIT Financial Trust 4% 10/1/33	34,060,000	32,184,486
		53,915,647

TOTAL CONVERTIBLE BONDS		317,576,752

Nonconvertible Bonds - 15.0%
CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (f)	8,040,000	8,100,300
FelCor Lodging LP 6% 6/1/25	2,025,000	2,106,000
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	2,540,000	2,787,650
Times Square Hotel Trust 8.528% 8/1/26 (f)	6,756,382	7,778,908
		20,772,858
Household Durables - 3.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (f)	8,430,000	8,451,075
6.875% 2/15/21 (f)	15,709,000	15,944,635
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (f)	7,605,000	7,585,988
6.75% 3/15/25	5,850,000	6,142,500
8.75% 3/15/22	7,540,000	8,237,450
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	5,495,000	5,713,152
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (f)	5,580,000	5,886,900
6.5% 12/15/20 (f)	12,085,000	12,326,700
CalAtlantic Group, Inc. 5.875% 11/15/24	1,625,000	1,771,250
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,347,924
5.75% 8/15/23	2,510,000	2,784,349
KB Home 8% 3/15/20	8,465,000	9,237,431
Lennar Corp. 4.5% 4/30/24	3,355,000	3,392,912
M/I Homes, Inc.:
5.625% 8/1/25	2,870,000	2,920,225
6.75% 1/15/21	3,803,000	3,936,105
Meritage Homes Corp.:
5.125% 6/6/27	5,035,000	5,097,938
6% 6/1/25	4,000,000	4,310,000
7% 4/1/22	7,525,000	8,446,813
7.15% 4/15/20	7,060,000	7,624,800
New Home Co. LLC 7.25% 4/1/22	9,200,000	9,614,000
Ryland Group, Inc. 6.625% 5/1/20	1,555,000	1,663,850
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	4,100,000	4,376,750
TRI Pointe Homes, Inc.:
5.25% 6/1/27	5,045,000	5,095,450
5.875% 6/15/24	3,890,000	4,120,677
William Lyon Homes, Inc.:
5.875% 1/31/25	2,545,000	2,602,263
7% 8/15/22	8,180,000	8,466,300
		160,097,437
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,330,875
TOTAL CONSUMER DISCRETIONARY		182,201,170
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Ahold Lease U.S.A., Inc. 7.82% 1/2/20	87,104	89,218
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	15,225,000	13,588,313
6.625% 6/15/24	10,760,000	10,222,000
Albertsons, Inc. 8.7% 5/1/30	5,080,000	4,762,500
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	9,705,000	9,074,175
Cumberland Farms, Inc. 6.75% 5/1/25 (f)	2,075,000	2,215,063
		39,951,269
FINANCIALS - 0.7%
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.65% 6/15/24	6,000,000	5,882,472
3.85% 2/1/25	8,384,000	8,269,419
4.125% 6/15/26	2,000	1,987
Five Point Operation Co. LP 7.875% 11/15/25 (f)	6,775,000	6,910,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,749,000
6.25% 2/1/22 (f)	1,695,000	1,745,850
		26,559,228
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25 (f)	4,235,000	4,182,063
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC 8.375% 11/15/22 (f)	3,403,000	3,454,045
Radian Group, Inc. 4.5% 10/1/24	4,000,000	4,000,000
		7,454,045
TOTAL FINANCIALS		38,195,336
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (f)	6,245,000	6,432,350
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	5,675,000	5,802,688
5.5% 2/1/21	12,305,000	12,628,006
		24,863,044
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (f)	3,350,000	3,492,375
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	3,610,000	3,682,200
REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 7.2%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	2,053,446
ARC Properties Operating Partnership LP 4.6% 2/6/24	15,480,000	16,039,726
Care Capital Properties LP 5.125% 8/15/26	19,546,000	19,377,013
CBL & Associates LP:
4.6% 10/15/24	26,758,000	23,589,665
5.25% 12/1/23	11,500,000	10,756,653
5.95% 12/15/26	10,434,000	9,614,899
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	4,932,314
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	5,030,000	5,092,875
CubeSmart LP 4.8% 7/15/22	2,000,000	2,114,166
DDR Corp.:
3.625% 2/1/25	6,453,000	6,356,712
4.625% 7/15/22	2,096,000	2,193,607
Equinix, Inc. 5.375% 5/15/27	6,620,000	6,951,000
HCP, Inc.:
4% 6/1/25	1,000,000	1,017,251
4.25% 11/15/23	6,707,000	6,971,504
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,581,766
4.125% 4/1/19	2,000,000	2,029,848
Healthcare Realty Trust, Inc. 3.75% 4/15/23	4,966,000	5,005,719
Highwoods/Forsyth LP 3.625% 1/15/23	3,847,000	3,845,373
Hospitality Properties Trust 5% 8/15/22	3,177,000	3,355,209
iStar Financial, Inc.:
4.625% 9/15/20	6,755,000	6,839,438
5% 7/1/19	24,265,000	24,371,159
5.25% 9/15/22	4,220,000	4,209,450
6% 4/1/22	8,375,000	8,563,438
Lexington Corporate Properties Trust 4.4% 6/15/24	2,180,000	2,171,940
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,115,000	6,055,073
5.25% 8/1/26	4,385,000	4,516,550
6.375% 3/1/24	4,000,000	4,264,000
National Retail Properties, Inc.:
3.3% 4/15/23	2,000,000	1,992,247
3.5% 10/15/27	3,421,000	3,298,613
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,303,000	3,309,532
4.5% 4/1/27	2,462,000	2,361,124
4.75% 1/15/28	12,204,000	11,859,036
4.95% 4/1/24	2,898,000	2,982,684
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,075,000
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,189,426
Regency Centers LP 3.6% 2/1/27	2,558,000	2,498,071
SBA Communications Corp. 4% 10/1/22 (f)	2,535,000	2,496,975
Select Income REIT:
4.15% 2/1/22	11,170,000	11,164,664
4.25% 5/15/24	5,030,000	4,931,854
4.5% 2/1/25	21,294,000	21,090,773
Senior Housing Properties Trust:
3.25% 5/1/19	7,382,000	7,402,245
4.75% 5/1/24	44,895,000	46,289,666
6.75% 4/15/20	13,624,000	14,415,364
6.75% 12/15/21	8,000,000	8,755,209
VEREIT Operating Partnership LP 4.875% 6/1/26	10,945,000	11,351,368
WP Carey, Inc.:
4% 2/1/25	6,985,000	6,955,283
4.25% 10/1/26	7,242,000	7,275,607
4.6% 4/1/24	11,323,000	11,662,717
		379,227,252
Real Estate Management & Development - 2.2%
Greystar Real Estate Partners 5.75% 12/1/25 (f)	5,925,000	6,087,938
Healthcare Trust of America Holdings LP 3.75% 7/1/27	8,395,000	8,242,643
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,129,578
Howard Hughes Corp. 5.375% 3/15/25 (f)	16,545,000	16,710,450
Hunt Companies, Inc. 9.625% 3/1/21 (f)	7,460,000	7,859,110
Kennedy-Wilson, Inc. 5.875% 4/1/24	31,370,000	32,154,250
Mattamy Group Corp.:
6.5% 10/1/25 (f)	4,835,000	5,094,881
6.875% 12/15/23 (f)	5,425,000	5,736,938
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,686,220
4.3% 10/15/23	5,203,000	5,435,749
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)	2,803,000	2,851,212
5.625% 3/1/24 (f)	2,270,000	2,386,338
Washington Prime Group LP 5.95% 8/15/24	21,080,000	21,393,380
		117,768,687
TOTAL REAL ESTATE		496,995,939

TOTAL NONCONVERTIBLE BONDS		789,381,333

TOTAL CORPORATE BONDS
(Cost $1,085,663,760)		1,106,958,085

Asset-Backed Securities - 2.5%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (f)	3,000,000	3,322,955
Series 2014-SFR3 Class E, 6.418% 12/17/36 (f)	9,025,000	10,118,439
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (f)	1,999,310	2,154,913
Class F, 5.885% 4/17/52 (f)	2,000,000	2,134,414
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (f)	8,259,000	9,131,429
Class XS, 0% 10/17/45 (b)(f)(g)(h)	4,776,010	48
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.0612% 3/20/50 (b)(f)(g)(i)	2,250,000	223
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (f)	592,439	595,994
Colony Starwood Homes Series 2016-2A Class F, 1 month U.S. LIBOR + 4.150% 5.627% 12/17/33 (f)(g)(i)	1,500,000	1,555,315
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	457,397	418,831
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (f)	38,953	38,961
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	2,581,867	2,644,807
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (g)	1,019,023	1,040,102
Series 1997-3 Class M1, 7.53% 3/15/28	6,558,888	6,552,938
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.0739% 7/17/34 (f)(g)(i)	6,318,500	6,458,736
Home Partners of America Trust Series 2016-2 Class F, 1 month U.S. LIBOR + 5.250% 6.1595% 10/17/33 (f)(g)(i)	3,393,000	3,483,870
Invitation Homes Trust:
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.6408% 6/17/32 (f)(g)(i)	2,450,000	2,469,175
Series 2015-SFR3 Class F, 1 month U.S. LIBOR + 3.650% 6.2095% 8/17/32 (f)(g)(i)	2,000,000	2,031,938
Series 2015-SRF1 Class F, 1 month U.S. LIBOR + 4.550% 5.7595% 3/17/32 (f)(g)(i)	5,500,000	5,522,058
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 4.4908% 12/17/36 (f)(g)(i)	8,442,000	8,605,725
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	792,268	553,103
Merit Securities Corp. Series 13 Class M1, 7.9345% 12/28/33 (g)	1,923,000	1,974,168
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (f)	2,940,000	3,094,259
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 6.4595% 9/17/33 (f)(g)(i)	8,459,000	8,722,697
Series 2017-SFR1 Class F, 5.35% 8/17/34 (f)	3,073,000	3,136,385
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34(f)(g)(i)	2,568,000	2,555,420
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.0908% 1/17/35 (f)(g)(i)	5,906,000	5,985,325
Class F, 1 month U.S. LIBOR + 3.400% 4.8908% 1/17/35 (f)(g)(i)	12,671,000	12,670,966
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.0414% 2/5/36 (b)(f)(g)(i)	4,265,895	320
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (f)	8,442,000	8,497,362
Series 2017-SFR2 Class F, 5.16% 1/17/36 (f)	3,785,000	3,719,974
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (f)	2,544,000	2,623,403
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (f)	7,797,000	7,933,572
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.2664% 11/21/40 (b)(f)(g)(i)	250,000	196,875
TOTAL ASSET-BACKED SECURITIES
(Cost $130,429,180)		129,944,700

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3671% 12/25/46 (f)(g)	4,500,000	4,689,225
Series 2010-K7 Class B, 5.6853% 4/25/20 (f)(g)	3,200,000	3,359,962
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 13.3819% 6/10/35 (f)(g)(i)	54,862	36,644
RESIX Finance Ltd. floater:
Series 2004-A Class B7, 1 month U.S. LIBOR + 4.250% 5.6819% 2/10/36 (b)(f)(g)(i)	37,954	397
Series 2004-B Class B7, 1 month U.S. LIBOR + 4.000% 5.4319% 2/10/36 (b)(f)(g)(i)	79,701	8,289

TOTAL PRIVATE SPONSOR		8,094,517

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6195% 2/25/42 (f)(g)	52,397	31,466
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.5464% 6/25/43 (f)(g)	86,035	44,787

TOTAL U.S. GOVERNMENT AGENCY		76,253

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,761,405)		8,170,770

Commercial Mortgage Securities - 16.7%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)	2,000,000	2,179,824
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (f)(g)	4,900,000	4,920,586
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (f)	3,349,000	2,773,824
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2844% 9/10/28 (f)(g)	8,413,000	8,103,532
Class F, 4.4272% 9/10/28 (f)(g)	4,074,000	3,724,414
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7203% 4/12/38 (f)(g)	544,007	544,899
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.8095% 10/15/32 (f)(g)(i)	12,691,000	12,754,356
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (f)(g)	4,536,000	4,368,801
Class F, 5.4883% 4/10/29 (f)(g)	9,710,000	9,207,669
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (f)	3,391,000	2,809,973
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (f)(g)	3,023,000	3,020,384
Class F, 3.7859% 4/10/28 (f)(g)	9,911,000	9,800,588
CGDB Commercial Mortgage Trust:
1 month U.S. LIBOR + 2.500% 4.0595% 5/15/30 (f)(g)(i)	2,375,000	2,378,775
Series 2017-BIO Class F, 1 month U.S. LIBOR + 3.250% 4.8095% 5/15/30 (f)(g)(i)	1,500,000	1,498,674
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 4.8095% 7/15/30 (f)(g)(i)	5,000,000	5,001,969
Class E, 1 month U.S. LIBOR + 3.872% 5.431% 7/15/30 (f)(g)(i)	6,741,000	6,709,679
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.0989% 9/10/46 (f)(g)	5,254,000	5,017,261
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.9095% 7/15/27 (f)(g)(i)	2,933,000	2,951,493
Series 2016-C3 Class D, 3% 11/15/49 (f)	7,089,000	5,429,504
Series 2016-SMPL Class E, 4.509% 9/10/31 (f)	1,701,000	1,700,447
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	7,300,000	5,498,175
Series 2012-CR1:
Class C, 5.3197% 5/15/45 (g)	1,000,000	1,043,835
Class D, 5.3197% 5/15/45 (f)(g)	5,550,000	5,405,077
Class G, 2.462% 5/15/45 (f)	2,180,000	1,318,321
Series 2012-CR5 Class D, 4.3278% 12/10/45 (f)(g)	2,000,000	1,902,573
Series 2012-LC4:
Class C, 5.6049% 12/10/44 (g)	2,000,000	2,051,136
Class D, 5.6049% 12/10/44 (f)(g)	11,675,000	10,457,445
Series 2013-CCRE6 Class E, 4.067% 3/10/46 (f)(g)	882,000	705,799
Series 2013-CR10 Class D, 4.7886% 8/10/46 (f)(g)	4,544,000	3,971,238
Series 2013-CR12 Class D, 5.0787% 10/10/46 (f)(g)	4,500,000	3,762,317
Series 2013-CR6 Class F, 4.0668% 3/10/46 (f)(g)	8,038,000	5,144,298
Series 2013-CR9 Class D, 4.2541% 7/10/45 (f)(g)	1,404,000	1,203,976
Series 2013-LC6 Class D, 4.3076% 1/10/46 (f)(g)	8,301,000	7,734,235
Series 2014-CR17:
Class D, 4.7985% 5/10/47 (f)(g)	2,500,000	2,125,086
Class E, 4.7985% 5/10/47 (f)(g)	3,098,000	2,337,999
Series 2014-UBS2 Class D, 5.0146% 3/10/47 (f)(g)	3,713,000	3,149,026
Series 2016-CD1 Class D, 2.7711% 8/10/49 (f)(g)	9,452,000	7,536,789
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	2,550,000	2,113,514
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	2,800,000	2,298,691
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.832% 8/15/45 (f)(g)	4,500,000	4,450,799
Class E, 4.832% 8/15/45 (f)(g)	8,000,000	7,735,042
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (f)(g)	10,945,000	10,632,294
Series 2015-WEST Class F, 4.2268% 2/10/37 (f)(g)	12,745,000	12,239,890
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class F, 6% 5/17/40 (f)	102,617	102,639
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (f)	4,346,000	3,883,677
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (f)(g)	5,076,000	4,888,721
Series 2017-CX9 Class D, 4.161% 9/15/50 (f)	2,568,000	2,236,857
CSMC Trust:
floater Series 2015-DEAL:
Class E, 1 month U.S. LIBOR + 4.000% 5.559% 4/15/29 (f)(g)(i)	3,000,000	3,010,242
Class F, 1 month U.S. LIBOR + 4.750% 6.309% 4/15/29 (f)(g)(i)	7,803,000	7,803,002
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.727% 11/15/33 (f)(g)(i)	6,300,000	6,368,225
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (f)(g)	10,853,000	9,662,219
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6978% 11/10/46 (f)(g)	14,031,000	14,624,166
Class G, 4.652% 11/10/46 (f)	12,360,000	10,884,178
Series 2011-LC3A Class D, 5.3404% 8/10/44 (f)(g)	3,945,000	4,099,506
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.577% 12/25/43 (g)(h)	12,206,096	834,790
Series K012 Class X3, 2.252% 1/25/41 (g)(h)	20,724,866	1,268,884
Series K013 Class X3, 2.9089% 1/25/43 (g)(h)	14,360,000	1,129,187
Series KAIV Class X2, 3.6147% 6/25/46 (g)(h)	7,430,000	790,608
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class DFX, 3.3822% 12/15/34 (f)(g)	1,700,000	1,699,172
Class EFX, 3.3822% 12/15/34 (f)(g)	9,364,000	9,269,497
Class FFX, 3.3822% 12/15/34 (f)(g)	14,402,000	14,190,658
Class GFX, 3.3822% 12/15/34 (f)(g)	23,509,000	23,040,522
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (g)	60,957	61,028
GP Portfolio Trust Series 2014-GPP Class E, 1 month U.S. LIBOR + 4.100% 5.577% 2/15/27 (f)(g)(i)	2,823,000	2,777,264
GS Mortgage Securities Corp. II Series 2010-C1 Class D, 6.0509% 8/10/43 (f)(g)	1,966,000	2,009,536
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1827% 12/10/43 (f)(g)	3,000,000	3,031,269
Series 2011-GC5:
Class C, 5.3984% 8/10/44 (f)(g)	9,000,000	9,469,770
Class D, 5.3984% 8/10/44 (f)(g)	7,000,000	6,781,366
Class E, 5.3984% 8/10/44 (f)(g)	8,230,000	6,673,812
Class F, 4.5% 8/10/44 (f)	7,986,000	4,038,217
Series 2012-GC6:
Class C, 5.6521% 1/10/45 (f)(g)	3,600,000	3,747,400
Class D, 5.6521% 1/10/45 (f)(g)	4,165,000	3,980,049
Class E, 5% 1/10/45 (f)(g)	4,516,000	3,861,743
Series 2012-GCJ7:
Class C, 5.7014% 5/10/45 (g)	6,500,000	6,792,321
Class D, 5.7014% 5/10/45 (f)(g)	10,192,000	9,897,587
Class E, 5% 5/10/45 (f)	6,920,000	5,642,497
Series 2012-GCJ9 Class D, 4.7478% 11/10/45 (f)(g)	5,565,000	5,351,606
Series 2013-GC14 Class D, 4.7629% 8/10/46 (f)(g)	1,680,000	1,621,206
Series 2013-GC16:
Class D, 5.3271% 11/10/46 (f)(g)	3,750,000	3,564,164
Class F, 3.5% 11/10/46 (f)	7,303,000	5,211,721
Series 2014-NEW Class D, 3.79% 1/10/31 (f)	2,510,000	2,520,246
Series 2016-GS3 Class D, 2.728% 10/10/49 (f)	3,398,000	2,663,593
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (f)	29,826,000	29,250,358
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (f)(g)	1,609,000	1,577,933
Class F, 4.0667% 2/10/29 (f)(g)	15,890,000	14,768,072
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (f)(g)	8,440,000	7,411,228
Series 2016-SFP Class F, 6.0801% 11/5/35 (f)	8,457,000	8,443,140
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (f)(g)	9,317,000	8,827,943
Class FFL, 1 month U.S. LIBOR + 2.850% 4.327% 6/15/34 (f)(g)(i)	3,909,000	3,923,638
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	8,738,000	7,462,724
Series 2014-C26 Class D, 3.9241% 1/15/48 (f)(g)	3,398,000	2,912,713
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (f)	10,241,000	8,384,512
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0956% 12/15/49 (f)(g)	7,388,000	5,941,252
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4826% 1/12/37 (f)(g)	745,289	771,256
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(g)	3,000,000	3,243,997
Class D, 7.4453% 12/5/27 (f)(g)	9,550,000	10,217,895
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (f)(g)	4,500,000	4,726,751
Class XB, 0.9305% 8/5/32 (f)(g)(h)	32,655,000	653,538
Series 2012-CBX:
Class C, 5.2137% 6/15/45 (g)	4,530,000	4,674,292
Class E, 5.2137% 6/15/45 (f)(g)	4,635,000	4,562,040
Class F, 4% 6/15/45 (f)	8,192,000	6,580,068
Class G 4% 6/15/45 (f)	4,044,000	2,240,990
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP2 Class E, 4.981% 7/15/42 (g)	410,825	417,430
Series 2011-C3:
Class E, 5.6311% 2/15/46 (f)(g)	3,205,000	3,181,210
Class H, 4.409% 2/15/46 (f)(g)	7,077,000	5,174,587
Series 2011-C4 Class F, 3.873% 7/15/46 (f)	1,400,000	1,290,667
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (g)	848,000	846,958
Class D, 4.2027% 4/15/46 (g)	7,672,000	7,089,874
Class E, 3.25% 4/15/46 (f)(g)	472,000	348,827
Class F, 3.25% 4/15/46 (f)(g)	2,518,000	1,460,142
Series 2014-DSTY Class E, 3.8046% 6/10/27 (f)(g)	2,752,000	2,610,701
Series 2015-UES Class F, 3.621% 9/5/32 (f)(g)	5,432,000	5,297,251
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (f)	208,583	188,586
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.1336% 1/20/41 (f)(g)	3,000,000	2,997,989
Class E, 5.1336% 1/20/41 (f)(g)	4,800,000	4,452,218
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5942% 5/12/39 (g)	2,306,146	2,323,834
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6875% 8/15/45 (f)(g)	3,889,000	3,831,285
Series 2012-C6 Class D, 4.5752% 11/15/45 (f)(g)	2,000,000	2,011,995
Series 2013-C12 Class D, 4.7638% 10/15/46 (f)(g)	7,164,000	6,852,643
Series 2013-C13:
Class D, 4.8894% 11/15/46 (f)(g)	5,277,000	4,957,288
Class E, 4.8894% 11/15/46 (f)(g)	3,379,000	2,679,179
Series 2013-C7:
Class D, 4.2503% 2/15/46 (f)(g)	5,650,000	5,148,468
Class E, 4.2503% 2/15/46 (f)(g)	1,000,000	774,873
Series 2013-C9:
Class C, 4.047% 5/15/46 (g)	3,339,000	3,286,872
Class D, 4.135% 5/15/46 (f)(g)	5,137,000	4,703,091
Series 2016-C30 Class D, 3% 9/15/49 (f)	5,408,000	4,020,078
Series 2016-C31 Class D, 3% 11/15/49 (f)(g)	1,500,000	1,080,609
Series 2016-C32 Class D, 3.396% 12/15/49 (f)	5,929,000	4,418,383
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4205% 3/15/45 (f)(g)	7,294,000	6,219,312
Series 1997-RR Class F, 7.51% 4/30/39 (f)(g)	270,570	269,893
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)	1,071,298	1,040,659
Series 2011-C2:
Class D, 5.4831% 6/15/44 (f)(g)	4,887,000	4,840,855
Class E, 5.4831% 6/15/44 (f)(g)	12,150,000	11,466,846
Class F, 5.4831% 6/15/44 (f)(g)	4,440,000	3,763,764
Class XB, 0.5345% 6/15/44 (f)(g)(h)	63,708,222	1,024,715
Series 2011-C3:
Class C, 5.1549% 7/15/49 (f)(g)	2,000,000	2,097,294
Class D, 5.1549% 7/15/49 (f)(g)	7,400,000	7,634,817
Class E, 5.1549% 7/15/49 (f)(g)	1,353,000	1,313,551
Class F, 5.1549% 7/15/49 (f)(g)	3,438,050	3,171,830
Class G, 5.1549% 7/15/49 (f)(g)	3,902,000	3,267,908
Series 2012-C4 Class D, 5.4205% 3/15/45 (f)(g)	6,310,000	6,029,164
Series 2015-MS1 Class D, 4.0301% 5/15/48 (f)(g)	10,956,000	9,345,740
Series 2015-UBS8 Class D, 3.18% 12/15/48 (f)	5,013,000	4,237,910
Series 2016-BNK2 Class C, 3% 11/15/49 (f)	3,000,000	2,419,001
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.4035% 8/15/19 (f)(g)(i)	7,932,398	7,981,953
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.727% 8/15/34 (f)(g)(i)	13,586,944	13,688,746
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (f)	11,889,000	11,968,603
Class E, 6.8087% 11/15/34 (f)	11,364,000	10,818,015
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (f)(g)	1,500,000	1,396,785
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	4,294,396	5,258,487
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 4.727% 11/15/27 (f)(g)(i)	2,500,000	2,400,000
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.476% 8/15/39 (g)	264,863	265,405
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5454% 5/10/45 (f)(g)	3,235,000	3,218,430
Class E, 5% 5/10/45 (f)(g)	6,339,000	5,368,912
Class F, 5% 5/10/45 (f)(g)	2,221,350	1,512,144
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0486% 1/10/45 (f)(g)	3,000,000	3,248,786
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)	2,540,000	2,765,592
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7647% 10/15/45 (f)(g)	12,964,000	11,688,664
Class E, 4.7647% 10/15/45 (f)(g)	7,588,000	6,121,683
Series 2016-BNK1 Class D, 3% 8/15/49 (f)	6,979,000	5,616,311
Series 2016-C35 Class D, 3.142% 7/15/48 (f)	18,542,000	13,316,232
Series 2016-NXS6 Class D, 3.059% 11/15/49 (f)	5,094,000	3,840,977
Series 2017-C38 Class D, 3% 7/15/50 (f)(g)	4,373,000	3,480,120
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)	4,000,000	2,672,856
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	4,900,000	5,085,302
Class D, 5.6402% 3/15/44 (f)(g)	1,000,000	874,454
Class E, 5% 3/15/44 (f)	3,000,000	2,424,784
Series 2011-C5:
Class E, 5.6716% 11/15/44 (f)(g)	3,807,000	3,839,412
Class F, 5.25% 11/15/44 (f)(g)	3,000,000	2,601,748
Class G, 5.25% 11/15/44 (f)(g)	2,000,000	1,622,920
Series 2012-C10 Class E, 4.4476% 12/15/45 (f)(g)	4,090,000	3,085,596
Series 2012-C7:
Class D, 4.8255% 6/15/45 (f)(g)	2,380,000	2,051,109
Class F, 4.5% 6/15/45 (f)	2,000,000	1,329,073
Series 2012-C8 Class E, 4.8935% 8/15/45 (f)(g)	2,922,500	2,801,714
Series 2013-C11:
Class D, 4.2717% 3/15/45 (f)(g)	5,830,000	5,316,414
Class E, 4.2717% 3/15/45 (f)(g)	4,780,000	3,723,350
Series 2013-C13 Class D, 4.1386% 5/15/45 (f)(g)	4,000,000	3,678,313
Series 2013-C16 Class D, 5.0286% 9/15/46 (f)(g)	3,728,000	3,528,652
Series 2013-UBS1 Class D, 4.6237% 3/15/46 (f)(g)	4,589,000	4,246,880
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 5.1973% 11/15/29 (f)(g)(i)	5,152,378	5,160,700
Class G, 1 month U.S. LIBOR + 3.001% 4.497% 11/15/29 (f)(g)(i)	8,859,793	8,744,964
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (f)(g)	6,725,000	5,173,641
Class PR2, 3.516% 6/5/35 (f)(g)	2,541,000	1,819,074
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $868,160,649)		879,096,790

Bank Loan Obligations - 4.4%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.6%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 12/22/24 (g)(i)	3,380,000	3,419,309
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 8/30/23 (g)(i)	4,424,196	4,460,518
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 11/30/23 (g)(i)	2,950,200	2,976,634
Hilton Los Cabos 3 month U.S. LIBOR + 8.000% 9.78% 9/9/18 (b)(g)(i)	5,375,000	5,375,000
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (g)(i)	12,852,178	12,892,405
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9997% 4/27/24 (g)(i)	4,327,502	4,355,890
		33,479,756
Multiline Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/23/23 (g)(i)	12,523,240	12,058,879

TOTAL CONSUMER DISCRETIONARY		45,538,635

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (g)(i)	12,980,173	12,889,571
3 month U.S. LIBOR + 3.000% 4.6746% 12/21/22 (g)(i)	11,557,685	11,486,721
		24,376,292
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.4434% 12/19/20 (g)(i)	22,788,534	22,532,163
Panda Temple Power, LLC term loan 3 month U.S. LIBOR + 6.000% 7.6934% 4/3/19 (g)(i)	13,870,161	12,656,522
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3235% 10/2/23 (g)(i)	5,730,711	5,805,955
		40,994,640
FINANCIALS - 0.3%
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8245% 11/4/21 (g)(i)	12,385,513	12,378,577
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5595% 12/5/20 (g)(i)	4,098,113	4,108,358

TOTAL FINANCIALS		16,486,935

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.4788% 1/27/21 (g)(i)	6,141,305	6,021,979
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 4/7/21 (g)(i)	3,850,000	3,867,633
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3908% 12/20/24 (g)(i)	3,390,000	3,430,273
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.2595% 2/6/22 (g)(i)	25,000,000	24,218,750
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5572% 10/1/21 (g)(i)	6,678,850	6,753,987
QCP SNF West (REIT) LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.8235% 10/31/22 (g)(i)	6,722,100	6,793,556
		37,766,293
Real Estate Management & Development - 0.4%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 3/24/24 (g)(i)	3,112,169	3,129,690
Simply Storage Management LLC 8.2375% 9/6/21 (b)(g)	16,974,000	16,974,000
		20,103,690

TOTAL REAL ESTATE		57,869,983

UTILITIES - 0.7%
Electric Utilities - 0.2%
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.0735% 1/30/24 (g)(i)	8,974,982	9,013,126
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 6.0735% 1/30/24 (g)(i)	569,885	572,307
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.08% 12/2/21 (g)(i)	2,497,040	2,422,128
		12,007,561
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.0735% 4/13/23 (g)(i)	8,249,029	8,321,208
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.3112% 2/7/24 (g)(i)	1,533,797	1,548,444
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 10/18/22 (g)(i)	14,557,260	14,047,756
		23,917,408

TOTAL UTILITIES		35,924,969

TOTAL BANK LOAN OBLIGATIONS
(Cost $234,034,945)		234,511,339

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, (b)(f)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(f)(g)(i)	500,000	120,000
TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		120,122
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 1.39% (j)	332,340,179	332,406,647
Fidelity Securities Lending Cash Central Fund 1.40% (j)(k)	26,952,097	26,954,792
TOTAL MONEY MARKET FUNDS
(Cost $359,305,405)		359,361,439
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,029,938,410)		5,267,644,829
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,117,323)
NET ASSETS - 100%		$5,265,527,506

Legend

 (a) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $149,642 or 0.0% of net assets.

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Non-income producing

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,181,863,461 or 22.4% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B (Escrow)	7/17/16	$121,944

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,965,134
Fidelity Securities Lending Cash Central Fund	82,089
Total	$2,047,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acadia Realty Trust (SBI)	$124,832,133	$1,072,218	$--	$1,732,647	$492,001	$(21,782,538)	$104,120,867
Great Ajax Corp.	21,962,447	--	--	12,651	816,676	(568,999)	21,078,900
Great Ajax Corp. 7.25%	4,545,000	--	--	163,125	--	(58,914)	4,486,086
Total	$151,339,580	$1,072,218	$--	$1,908,423	$1,308,677	$(22,410,451)	$129,685,853

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$29,919,411	$29,769,769	$--	$149,642
Financials	720,607,851	705,967,842	14,640,009	--
Real Estate	1,795,412,786	1,737,814,505	57,598,281	--
Utilities	3,541,536	3,541,536	--	--
Corporate Bonds	1,106,958,085	--	1,106,958,085	--
Asset-Backed Securities	129,944,700	--	129,747,234	197,466
Collateralized Mortgage Obligations	8,170,770	--	8,162,084	8,686
Commercial Mortgage Securities	879,096,790	--	879,096,790	--
Bank Loan Obligations	234,511,339	--	212,162,339	22,349,000
Preferred Securities	120,122	--	--	120,122
Money Market Funds	359,361,439	359,361,439	--	--
Total Investments in Securities:	$5,267,644,829	$2,836,455,091	$2,408,364,822	$22,824,916

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$53,726,431
Net Realized Gain (Loss) on Investment Securities	(35,397)
Net Unrealized Gain (Loss) on Investment Securities	54,221
Cost of Purchases	5,375,000
Proceeds of Sales	(13,002,431)
Amortization/Accretion	(18,824)
Transfers into Level 3	--
Transfers out of Level 3	(23,750,000)
Ending Balance	$22,349,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$(1,438)
Other Investments in Securities
Beginning Balance	$1,906,920
Net Realized Gain (Loss) on Investment Securities	(92,593)
Net Unrealized Gain (Loss) on Investment Securities	177,192
Cost of Purchases	--
Proceeds of Sales	(27,018)
Amortization/Accretion	(2,229)
Transfers into Level 3	--
Transfers out of Level 3	(1,486,356)
Ending Balance	$475,916
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$89,246

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.1%
AAA,AA,A	1.6%
BBB	10.7%
BB	8.3%
B	9.8%
CCC,CC,C	1.2%
Not Rated	13.1%
Equities	48.4%
Short-Term Investments and Net Other Assets	6.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,789,665) — See accompanying schedule: Unaffiliated issuers (cost $4,545,936,481)	$4,778,597,537
Fidelity Central Funds (cost $359,305,405)	359,361,439
Other affiliated issuers (cost $124,696,524)	129,685,853
Total Investment in Securities (cost $5,029,938,410)		$5,267,644,829
Cash		620,072
Receivable for investments sold		25,714,031
Receivable for fund shares sold		7,796,369
Dividends receivable		3,254,455
Interest receivable		22,739,474
Distributions receivable from Fidelity Central Funds		400,722
Prepaid expenses		7,456
Other receivables		15,432
Total assets		5,328,192,840
Liabilities
Payable for investments purchased	$15,313,295
Payable for fund shares redeemed	16,705,469
Accrued management fee	2,417,868
Distribution and service plan fees payable	302,510
Other affiliated payables	909,617
Other payables and accrued expenses	61,339
Collateral on securities loaned	26,955,236
Total liabilities		62,665,334
Net Assets		$5,265,527,506
Net Assets consist of:
Paid in capital		$5,008,206,415
Distributions in excess of net investment income		(6,947,348)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,562,099
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		237,706,340
Net Assets		$5,265,527,506
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($321,559,334 ÷ 27,545,130 shares)		$11.67
Maximum offering price per share (100/96.00 of $11.67)		$12.16
Class M:
Net Asset Value and redemption price per share ($58,865,104 ÷ 5,040,110 shares)		$11.68
Maximum offering price per share (100/96.00 of $11.68)		$12.17
Class C:
Net Asset Value and offering price per share ($256,024,975 ÷ 22,138,721 shares)(a)		$11.56
Real Estate Income:
Net Asset Value, offering price and redemption price per share ($2,546,434,714 ÷ 217,031,958 shares)		$11.73
Class I:
Net Asset Value, offering price and redemption price per share ($2,082,643,379 ÷ 178,107,352 shares)		$11.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends (including $1,908,423 earned from other affiliated issuers)		$59,525,081
Interest		67,905,231
Income from Fidelity Central Funds		2,047,223
Total income		129,477,535
Expenses
Management fee	$14,632,465
Transfer agent fees	4,804,014
Distribution and service plan fees	1,908,968
Accounting and security lending fees	694,126
Custodian fees and expenses	30,066
Independent trustees' fees and expenses	10,439
Registration fees	111,968
Audit	58,074
Legal	10,498
Miscellaneous	17,278
Total expenses before reductions	22,277,896
Expense reductions	(62,523)	22,215,373
Net investment income (loss)		107,262,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,148,735
Fidelity Central Funds	4,709
Other affiliated issuers	1,308,677
Foreign currency transactions	(1,834)
Total net realized gain (loss)		54,460,287
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(216,806,502)
Fidelity Central Funds	(4,215)
Other affiliated issuers	(22,410,451)
Assets and liabilities in foreign currencies	(274)
Total change in net unrealized appreciation (depreciation)		(239,221,442)
Net gain (loss)		(184,761,155)
Net increase (decrease) in net assets resulting from operations		$(77,498,993)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$107,262,162	$210,270,861
Net realized gain (loss)	54,460,287	36,915,809
Change in net unrealized appreciation (depreciation)	(239,221,442)	22,370,918
Net increase (decrease) in net assets resulting from operations	(77,498,993)	269,557,588
Distributions to shareholders from net investment income	(155,204,665)	(202,922,557)
Distributions to shareholders from net realized gain	(58,110,171)	(32,383,930)
Total distributions	(213,314,836)	(235,306,487)
Share transactions - net increase (decrease)	266,884,853	397,445,047
Redemption fees	106,657	449,735
Total increase (decrease) in net assets	(23,822,319)	432,145,883
Net Assets
Beginning of period	5,289,349,825	4,857,203,942
End of period	$5,265,527,506	$5,289,349,825
Other Information
Undistributed net investment income end of period	$–	$40,995,155
Distributions in excess of net investment income end of period	$(6,947,348)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$12.25	$11.66	$11.86	$11.67	$11.26
Income from Investment Operations
Net investment income (loss)A	.23	.49	.49	.52	.49	.54
Net realized and unrealized gain (loss)	(.41)	.14	.73	.02	.44	.60
Total from investment operations	(.18)	.63	1.22	.54	.93	1.14
Distributions from net investment income	(.34)	(.48)	(.48)	(.52)	(.50)	(.53)
Distributions from net realized gain	(.13)	(.08)	(.14)	(.21)	(.24)	(.20)
Total distributions	(.47)	(.56)	(.63)B	(.74)C	(.74)	(.73)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.67	$12.32	$12.25	$11.66	$11.86	$11.67
Total ReturnE,F,G	(1.56)%	5.37%	11.01%	4.65%	8.49%	10.45%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.02%J	1.03%	1.03%	1.04%	1.06%	1.08%
Expenses net of fee waivers, if any	1.02%J	1.03%	1.03%	1.03%	1.05%	1.08%
Expenses net of all reductions	1.02%J	1.02%	1.03%	1.03%	1.05%	1.07%
Net investment income (loss)	3.78%J	4.08%	4.29%	4.40%	4.28%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$321,559	$355,400	$548,649	$495,462	$442,271	$378,269
Portfolio turnover rateK	25%J	22%	26%	19%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.483 and distributions from net realized gain of $.142 per share.

 C Total distributions of $.74 per share is comprised of distributions from net investment income of $.523 and distributions from net realized gain of $.212 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$12.26	$11.66	$11.86	$11.67	$11.26
Income from Investment Operations
Net investment income (loss)A	.23	.49	.49	.51	.49	.54
Net realized and unrealized gain (loss)	(.40)	.13	.73	.02	.43	.60
Total from investment operations	(.17)	.62	1.22	.53	.92	1.14
Distributions from net investment income	(.33)	(.48)	(.48)	(.52)	(.50)	(.53)
Distributions from net realized gain	(.13)	(.08)	(.14)	(.21)	(.24)	(.20)
Total distributions	(.47)B	(.56)	(.62)	(.73)	(.73)C	(.73)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.68	$12.32	$12.26	$11.66	$11.86	$11.67
Total ReturnE,F,G	(1.50)%	5.26%	11.06%	4.62%	8.44%	10.42%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%J	1.06%	1.07%	1.06%	1.08%	1.08%
Expenses net of fee waivers, if any	1.04%J	1.06%	1.07%	1.06%	1.08%	1.08%
Expenses net of all reductions	1.04%J	1.05%	1.06%	1.06%	1.07%	1.08%
Net investment income (loss)	3.76%J	4.05%	4.26%	4.37%	4.26%	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$58,865	$64,158	$59,788	$55,424	$48,164	$46,198
Portfolio turnover rateK	25%J	22%	26%	19%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.132 per share.

 C Total distributions of $.73 per share is comprised of distributions from net investment income of $.496 and distributions from net realized gain of $.236 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$12.14	$11.55	$11.77	$11.59	$11.20
Income from Investment Operations
Net investment income (loss)A	.18	.40	.40	.43	.40	.45
Net realized and unrealized gain (loss)	(.41)	.13	.73	.01	.43	.60
Total from investment operations	(.23)	.53	1.13	.44	.83	1.05
Distributions from net investment income	(.28)	(.39)	(.40)	(.45)	(.42)	(.46)
Distributions from net realized gain	(.13)	(.08)	(.14)	(.21)	(.24)	(.20)
Total distributions	(.41)	(.47)	(.54)	(.66)	(.65)B	(.66)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.56	$12.20	$12.14	$11.55	$11.77	$11.59
Total ReturnD,E,F	(1.94)%	4.54%	10.29%	3.82%	7.66%	9.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%I	1.78%	1.79%	1.79%	1.79%	1.81%
Expenses net of fee waivers, if any	1.76%I	1.78%	1.78%	1.78%	1.79%	1.81%
Expenses net of all reductions	1.76%I	1.78%	1.78%	1.78%	1.79%	1.81%
Net investment income (loss)	3.04%I	3.32%	3.54%	3.65%	3.54%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$256,025	$287,598	$289,430	$291,387	$246,306	$204,012
Portfolio turnover rateJ	25%I	22%	26%	19%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.417 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$12.31	$11.71	$11.91	$11.71	$11.29
Income from Investment Operations
Net investment income (loss)A	.25	.52	.52	.54	.52	.57
Net realized and unrealized gain (loss)	(.41)	.14	.73	.02	.44	.60
Total from investment operations	(.16)	.66	1.25	.56	.96	1.17
Distributions from net investment income	(.36)	(.51)	(.51)	(.55)	(.53)	(.55)
Distributions from net realized gain	(.13)	(.08)	(.14)	(.21)	(.24)	(.20)
Total distributions	(.49)	(.59)	(.65)	(.76)	(.76)B	(.75)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.73	$12.38	$12.31	$11.71	$11.91	$11.71
Total ReturnD,E	(1.40)%	5.60%	11.29%	4.84%	8.78%	10.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.78%	.82%	.83%	.83%	.84%
Expenses net of fee waivers, if any	.75%H	.78%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.75%H	.77%	.81%	.82%	.83%	.84%
Net investment income (loss)	4.05%H	4.33%	4.51%	4.61%	4.50%	4.85%
Supplemental Data
Net assets, end of period (000 omitted)	$2,546,435	$2,630,901	$2,719,387	$2,561,268	$2,627,382	$2,884,545
Portfolio turnover rateI	25%H	22%	26%	19%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.525 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$12.27	$11.68	$11.88	$11.69	$11.28
Income from Investment Operations
Net investment income (loss)A	.25	.52	.52	.55	.52	.57
Net realized and unrealized gain (loss)	(.41)	.14	.73	.02	.44	.60
Total from investment operations	(.16)	.66	1.25	.57	.96	1.17
Distributions from net investment income	(.36)	(.51)	(.52)	(.55)	(.53)	(.56)
Distributions from net realized gain	(.13)	(.08)	(.14)	(.21)	(.24)	(.20)
Total distributions	(.49)	(.59)	(.66)	(.77)B	(.77)	(.76)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.69	$12.34	$12.27	$11.68	$11.88	$11.69
Total ReturnD,E	(1.39)%	5.66%	11.30%	4.92%	8.76%	10.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.76%	.77%	.77%	.78%	.80%
Expenses net of fee waivers, if any	.75%H	.76%	.77%	.77%	.78%	.80%
Expenses net of all reductions	.75%H	.76%	.76%	.77%	.78%	.80%
Net investment income (loss)	4.05%H	4.34%	4.56%	4.66%	4.55%	4.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2,082,643	$1,951,293	$1,239,950	$913,475	$809,854	$610,045
Portfolio turnover rateI	25%H	22%	26%	19%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.77 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $.212 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Real Estate Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$382,838,673
Gross unrealized depreciation	(147,343,108)
Net unrealized appreciation (depreciation)	$235,495,565
Tax cost	$5,032,149,264

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $777,525,766 and $631,431,764, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$429,686	$9,408
Class M	-%	.25%	78,617	–
Class C	.75%	.25%	1,400,665	200,250
			$1,908,968	$209,658

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,265
Class M	2,337
Class C(a)	18,790
$34,392

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$330,561.19
Class M	68,245.22
Class C	263,205.19
Real Estate Income	2,333,727.18
Class I	1,808,276.17
	$4,804,014

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,417 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,757 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,637,670. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $82,089, including $13,875 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,737 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12,537.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27,249.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Class A	$9,452,291	$19,398,648
Class M	1,723,645	2,428,967
Class C	6,546,231	9,371,104
Real Estate Income	76,362,036	109,435,619
Class I	61,120,462	62,288,219
Total	$155,204,665	$202,922,557
From net realized gain
Class A	$3,718,309	$3,567,509
Class M	680,353	398,948
Class C	3,070,453	1,939,550
Real Estate Income	28,258,285	17,827,432
Class I	22,382,771	8,650,491
Total	$58,110,171	$32,383,930

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Class A
Shares sold	3,080,956	12,839,240	$37,209,682	$153,895,562
Reinvestment of distributions	1,060,847	1,848,521	12,790,749	21,908,312
Shares redeemed	(5,446,440)	(30,631,418)	(65,680,595)	(367,310,909)
Net increase (decrease)	(1,304,637)	(15,943,657)	$(15,680,164)	$(191,507,035)
Class M
Shares sold	448,069	1,228,326	$5,442,597	$14,708,870
Reinvestment of distributions	194,165	221,980	2,342,875	2,637,477
Shares redeemed	(808,058)	(1,122,766)	(9,757,251)	(13,419,214)
Net increase (decrease)	(165,824)	327,540	$(1,971,779)	$3,927,133
Class C
Shares sold	1,524,914	5,359,653	$18,344,811	$63,747,841
Reinvestment of distributions	752,947	858,380	9,002,475	10,109,093
Shares redeemed	(3,714,481)	(6,493,102)	(44,259,755)	(77,061,823)
Net increase (decrease)	(1,436,620)	(275,069)	$(16,912,469)	$(3,204,889)
Real Estate Income
Shares sold	23,330,786	47,554,214	$282,882,994	$573,422,929
Reinvestment of distributions	7,529,411	9,324,516	91,225,443	111,248,966
Shares redeemed	(26,293,135)	(65,327,473)	(317,808,032)	(784,201,096)
Net increase (decrease)	4,567,062	(8,448,743)	$56,300,405	$(99,529,201)
Class I
Shares sold	41,808,703	91,593,798	$507,611,037	$1,102,392,455
Reinvestment of distributions	5,547,464	4,455,256	66,976,330	53,081,868
Shares redeemed	(27,335,287)	(38,982,165)	(329,438,507)	(467,715,284)
Net increase (decrease)	20,020,880	57,066,889	$245,148,860	$687,759,039

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Class A	1.02%
Actual		$1,000.00	$984.40	$5.10
Hypothetical-C		$1,000.00	$1,020.06	$5.19
Class M	1.04%
Actual		$1,000.00	$985.00	$5.20
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Class C	1.76%
Actual		$1,000.00	$980.60	$8.79
Hypothetical-C		$1,000.00	$1,016.33	$8.94
Real Estate Income	.75%
Actual		$1,000.00	$986.00	$3.75
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class I	.75%
Actual		$1,000.00	$986.10	$3.75
Hypothetical-C		$1,000.00	$1,021.42	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

REIA-SANN-0318
1.907552.107

Fidelity® Real Estate Income Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2018

% of fund's net assets
Equity Lifestyle Properties, Inc.	2.9
Apartment Investment & Management Co. Class A	2.0
Acadia Realty Trust (SBI)	2.0
Ventas, Inc.	1.8
MFA Financial, Inc.	1.6
10.3

Top 5 Bonds as of January 31, 2018

% of fund's net assets
Senior Housing Properties Trust 4.75% 5/1/24	0.9
IAS Operating Partnership LP 5% 3/15/18	0.8
RWT Holdings, Inc. 5.625% 11/15/19	0.7
PennyMac Corp. 5.375% 5/1/20	0.6
RAIT Financial Trust 4% 10/1/33	0.6
3.6

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Mortgage	18.0
REITs - Health Care	7.8
REITs - Diversified	6.6
REITs - Apartments	6.5
REITs - Shopping Centers	3.9

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	47.1%
Bonds	34.4%
Convertible Securities	7.3%
Other Investments	4.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 1.6%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 29.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Bluegreen Vacations Corp.	262,950	$4,993,421
Wyndham Worldwide Corp.	199,600	24,776,348
		29,769,769
Household Durables - 0.0%
Stanley Martin Communities LLC Class B (Escrow) (a)(b)	4,620	149,642

TOTAL CONSUMER DISCRETIONARY		29,919,411

FINANCIALS - 5.3%
Capital Markets - 0.9%
Brookfield Asset Management, Inc. Class A	535,900	22,429,376
Ellington Financial LLC	1,568,684	22,887,100
		45,316,476
Insurance - 0.2%
FNF Group	288,400	11,241,832
Mortgage Real Estate Investment Trusts - 4.2%
AG Mortgage Investment Trust, Inc.	284,200	4,956,448
Anworth Mortgage Asset Corp.	1,145,100	5,565,186
Arbor Realty Trust, Inc. (c)	1,928,494	15,717,226
Chimera Investment Corp.	953,100	16,193,169
Dynex Capital, Inc.	1,322,886	8,598,759
Ellington Residential Mortgage REIT (c)	260,000	2,810,600
Five Oaks Investment Corp. (c)	547,901	1,791,636
Great Ajax Corp. (d)	1,577,762	21,078,900
Invesco Mortgage Capital, Inc.	2,335,049	37,921,196
MFA Financial, Inc.	12,110,622	86,712,054
New Residential Investment Corp.	655,600	11,335,324
Redwood Trust, Inc.	21,300	317,157
Two Harbors Investment Corp.	675,400	9,962,150
		222,959,805

TOTAL FINANCIALS		279,518,113

REAL ESTATE - 23.2%
Equity Real Estate Investment Trusts (REITs) - 23.2%
Acadia Realty Trust (SBI) (d)	4,239,449	104,120,867
Altisource Residential Corp. Class B	188,686	2,077,433
American Homes 4 Rent Class A	1,666,038	34,636,930
American Tower Corp.	356,700	52,684,590
Apartment Investment & Management Co. Class A	2,555,042	106,902,957
AvalonBay Communities, Inc.	173,300	29,530,320
Boardwalk (REIT) (c)	298,500	10,799,390
Cedar Realty Trust, Inc.	530,163	2,709,133
Colony NorthStar, Inc.	7,740,548	69,510,121
DDR Corp.	1,932,600	15,692,712
Douglas Emmett, Inc.	197,700	7,645,059
Equinix, Inc.	107,800	49,069,482
Equity Lifestyle Properties, Inc.	1,750,402	151,094,686
Extra Space Storage, Inc.	548,900	45,822,172
Gramercy Property Trust	498,647	12,585,850
Healthcare Realty Trust, Inc.	431,300	12,882,931
Healthcare Trust of America, Inc.	1,058,760	29,232,364
Lexington Corporate Properties Trust	4,316,674	38,936,399
Mid-America Apartment Communities, Inc.	650,406	62,029,220
National Retail Properties, Inc.	179,200	7,110,656
Omega Healthcare Investors, Inc. (c)	964,923	26,091,518
Public Storage	148,291	29,029,446
Rexford Industrial Realty, Inc.	270,300	8,025,207
Sabra Health Care REIT, Inc.	2,352,875	42,587,038
Safety Income and Growth, Inc.	393,600	6,931,296
Select Income REIT	205,800	4,601,688
Senior Housing Properties Trust (SBI)	3,099,300	53,710,869
Spirit Realty Capital, Inc.	894,600	7,308,882
Store Capital Corp.	1,493,200	36,598,332
Terreno Realty Corp.	626,328	22,297,277
Ventas, Inc.	1,737,986	97,275,076
VEREIT, Inc.	4,038,234	29,075,285
WP Carey, Inc.	151,200	9,799,272
WP Glimcher, Inc.	881,200	5,798,296
		1,224,202,754
TOTAL COMMON STOCKS
(Cost $1,343,382,828)		1,533,640,278

Preferred Stocks - 19.3%
Convertible Preferred Stocks - 1.3%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25%(d)	180,000	4,486,086
Sutherland Asset Management Corp. 7.00%	404,700	10,153,923
		14,640,009
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	136,759	5,044,301
Ashford Hospitality Prime, Inc. 5.50%	95,791	1,838,804
Equity Commonwealth 6.50%	31,237	824,869
iStar Financial, Inc. Series J, 4.50%	213,273	10,009,798
Lexington Corporate Properties Trust Series C, 6.50%	468,142	23,512,853
RLJ Lodging Trust 1.95%	31,935	826,957
Wheeler REIT, Inc. 8.75%	516,748	8,996,583
		51,054,165

TOTAL CONVERTIBLE PREFERRED STOCKS		65,694,174

Nonconvertible Preferred Stocks - 18.0%
FINANCIALS - 8.1%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,402,657
Brookfield Asset Management, Inc. 4.75%	105,800	2,187,394
		6,590,051
Mortgage Real Estate Investment Trusts - 7.9%
AG Mortgage Investment Trust, Inc.:
8.00%	618,287	15,234,592
8.25%	38,935	982,330
AGNC Investment Corp.:
Series B, 7.75%	427,100	10,997,825
Series C, 7.00%	361,900	9,206,736
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,340,243
Annaly Capital Management, Inc.:
Series C, 7.625%	326,429	8,209,689
Series D, 7.50%	621,976	15,599,158
Series E, 7.625%	672,961	16,951,888
Series F, 6.95%	1,203,714	30,490,076
Series G, 6.50% (e)	720,300	17,726,583
Anworth Mortgage Asset Corp. Series A, 8.625%	242,730	6,240,588
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	485,559	12,221,714
Arbor Realty Trust, Inc.:
7.375%	457,577	11,681,941
Series A, 8.25%	189,089	4,787,733
Series B, 7.75%	240,000	6,065,304
Series C, 8.50%	100,000	2,595,200
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,838,384
Capstead Mortgage Corp. Series E, 7.50%	202,984	5,125,346
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	246,500	6,211,800
Chimera Investment Corp.:
Series A, 8.00%	204,000	5,179,560
Series B, 8.00%	1,257,372	31,981,005
CYS Investments, Inc.:
Series A, 7.75%	118,428	2,953,594
Series B, 7.50%	496,667	12,044,175
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,182,180
Series B, 7.625%	252,120	5,995,414
Five Oaks Investment Corp. Series A, 8.75%	86,727	2,168,175
Invesco Mortgage Capital, Inc.:
7.50%	806,500	19,678,600
Series A, 7.75%	123,342	3,092,184
Series B, 7.75%	846,483	21,542,992
MFA Financial, Inc.:
8.00%	538,930	13,952,898
Series B, 7.50%	616,232	15,399,638
New York Mortgage Trust, Inc.:
Series B, 7.75%	284,267	6,857,771
Series C, 7.875%	280,725	6,858,112
Series D, 8.00%	313,300	7,715,013
PennyMac Mortgage Investment Trust:
8.125%	335,500	8,353,950
Series B, 8.00%	546,800	13,560,640
Resource Capital Corp.:
8.25%	80,024	1,993,398
8.625%	168,316	4,292,058
Two Harbors Investment Corp.:
Series A, 8.125%	450,000	11,763,000
Series B, 7.625%	429,690	10,819,594
Series C, 7.25%	309,000	7,498,194
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	137,600	3,544,576
		416,933,851
Real Estate Management & Development - 0.1%
Brookfield Properties Corp. Series EE, 5.10%	142,300	2,925,827
TOTAL FINANCIALS		426,449,729
REAL ESTATE - 9.9%
Equity Real Estate Investment Trusts (REITs) - 9.8%
American Homes 4 Rent:
5.875%	250,809	6,194,982
Series C, 5.50%	915,240	26,001,968
Series D, 6.50%	280,000	7,170,800
Series E, 6.35%	210,000	5,321,400
Series G, 5.875%	202,000	4,934,860
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	11,770	297,546
Series F, 7.375%	268,000	6,342,434
Series G, 7.375%	120,000	2,818,800
Series H, 7.50%	168,800	4,000,560
Series I, 7.50%	168,900	4,011,375
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	486,775	12,266,730
Series C, 7.625%	146,969	3,603,445
Series D, 7.125%	136,000	3,359,200
CBL & Associates Properties, Inc. Series D, 7.375%	167,876	3,362,556
Cedar Realty Trust, Inc.:
Series B, 7.25%	87,895	2,199,950
Series C, 6.50%	294,900	6,823,986
City Office REIT, Inc. Series A, 6.625%	180,500	4,507,085
Colony NorthStar, Inc.:
Series B, 8.25%	207,761	5,233,500
Series D, 8.50%	274,915	7,003,460
Series E, 8.75%	481,729	12,606,848
Series G, 7.50%	121,607	2,945,808
Series H, 7.125%	584,350	13,440,050
Series I, 7.15%	774,587	17,892,960
Series J, 7.15%	917,785	21,026,454
DDR Corp.:
Series J, 6.50%	340,721	8,293,694
Series K, 6.25%	228,888	5,561,978
Digital Realty Trust, Inc.:
Series C, 6.625%	84,000	2,215,920
Series G, 5.875%	142,903	3,551,140
Series H, 7.375%	50,000	1,314,000
Farmland Partners, Inc. Series B, 6.00%	630,000	16,049,124
General Growth Properties, Inc. Series A, 6.375%	166,463	4,174,892
Gladstone Commercial Corp. Series D, 7.00%	538,800	13,739,400
Gladstone Land Corp. Series A, 6.375%	64,000	1,646,086
Global Medical REIT, Inc. Series A, 7.50%	135,100	3,301,844
Global Net Lease, Inc. Series A, 7.25%	467,400	11,670,978
Government Properties Income Trust 5.875%	202,500	5,121,225
Hersha Hospitality Trust:
Series C, 6.875%	50,000	1,222,000
Series D, 6.50%	200,000	4,842,000
Investors Real Estate Trust Series C, 6.625%	320,900	7,906,976
iStar Financial, Inc.:
Series D, 8.00%	126,529	3,192,327
Series G, 7.65%	222,721	5,594,752
Series I, 7.50%	161,269	4,031,725
Jernigan Capital, Inc. Series B, 7.00% (e)	50,600	1,219,460
LaSalle Hotel Properties:
Series I, 6.375%	354,698	8,778,776
Series J, 6.30%	240,000	5,851,200
Monmouth Real Estate Investment Corp. Series C, 6.125%	225,900	5,527,773
National Retail Properties, Inc. Series E, 5.70%	301,404	7,474,819
National Storage Affiliates Trust Series A, 6.00% (e)	67,600	1,683,240
Pebblebrook Hotel Trust:
Series C, 6.50%	204,321	5,083,506
Series D, 6.375%	350,000	8,680,000
Pennsylvania (REIT):
Series B, 7.375%	100,510	2,461,490
Series C, 7.20%	51,000	1,204,110
Series D, 6.875%	151,800	3,559,710
Plymouth Industrial REIT, Inc. Series A, 7.50%	169,400	4,240,082
Prologis, Inc. Series Q, 8.54%	94,446	6,544,116
Public Storage:
Series F, 5.15%	173,400	4,114,782
Series G, 5.05%	42,200	986,214
Series Y, 6.375%	102,224	2,649,646
RAIT Financial Trust:
7.125%	336,786	7,978,460
7.625%	224,590	4,570,407
Rexford Industrial Realty, Inc.:
Series A, 5.875%	135,000	3,190,050
Series B, 5.875% (e)	79,500	1,852,350
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,038,826
Saul Centers, Inc.:
Series C, 6.875%	315,478	7,931,148
Series D, 6.125% (e)	83,700	2,064,645
Sotherly Hotels, Inc.:
Series B, 8.00%	68,000	1,711,553
Series C, 7.875%	108,200	2,703,918
Spirit Realty Capital, Inc. Series A, 6.00%	95,200	2,311,456
Stag Industrial, Inc.:
Series B, 6.625%	80,300	2,025,969
Series C, 6.875%	83,000	2,116,658
Summit Hotel Properties, Inc.:
Series C, 7.125%	153,212	3,887,295
Series D, 6.45%	210,000	5,292,000
Series E, 6.25%	190,000	4,740,500
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	42,000	1,075,200
Series F, 6.45%	84,000	2,126,880
Taubman Centers, Inc. Series K, 6.25%	157,322	3,966,874
UMH Properties, Inc.:
Series B, 8.00%	319,604	8,737,973
Series C, 6.75%	341,140	8,579,671
Series D, 6.375%	93,800	2,280,278
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	160,000	4,153,600
Series H, 6.25%	284,500	7,069,825
VEREIT, Inc. Series F, 6.70%	1,995,725	50,272,313
WP Glimcher, Inc.:
Series H, 7.50%	198,527	4,701,119
Series I, 6.875%	298,115	6,996,312
		517,231,022
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP Series B, 7.90%	117,700	2,924,845
TOTAL REAL ESTATE		520,155,867
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield Infrastructure Partners LP Series 5, 5.35%	169,300	3,541,536

TOTAL NONCONVERTIBLE PREFERRED STOCKS		950,147,132

TOTAL PREFERRED STOCKS
(Cost $999,902,470)		1,015,841,306
	Principal Amount	Value

Corporate Bonds - 21.0%
Convertible Bonds - 6.0%
FINANCIALS - 5.0%
Diversified Financial Services - 0.1%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (f)	6,770,000	6,676,811
Mortgage Real Estate Investment Trusts - 4.9%
Arbor Realty Trust, Inc. 5.375% 11/15/20	4,230,000	4,233,756
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22	16,780,000	16,520,866
Colony Financial, Inc.:
3.875% 1/15/21	17,280,000	16,771,069
5% 4/15/23	26,083,000	25,770,969
IAS Operating Partnership LP 5% 3/15/18 (f)	41,020,000	41,020,000
PennyMac Corp. 5.375% 5/1/20	35,606,000	34,898,936
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	14,714,700
Resource Capital Corp.:
4.5% 8/15/22	5,050,000	4,878,997
6% 12/1/18	6,100,000	6,168,625
8% 1/15/20	13,890,000	14,515,050
RWT Holdings, Inc. 5.625% 11/15/19	36,880,000	37,249,833
Starwood Property Trust, Inc. 4.375% 4/1/23	15,080,000	15,152,384
Two Harbors Investment Corp. 6.25% 1/15/22	4,380,000	4,446,515
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	21,100,000	20,642,594
		256,984,294
TOTAL FINANCIALS		263,661,105
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Realty Capital Properties, Inc. 3.75% 12/15/20	21,434,000	21,731,161
RAIT Financial Trust 4% 10/1/33	34,060,000	32,184,486
		53,915,647

TOTAL CONVERTIBLE BONDS		317,576,752

Nonconvertible Bonds - 15.0%
CONSUMER DISCRETIONARY - 3.5%
Hotels, Restaurants & Leisure - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (f)	8,040,000	8,100,300
FelCor Lodging LP 6% 6/1/25	2,025,000	2,106,000
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	2,540,000	2,787,650
Times Square Hotel Trust 8.528% 8/1/26 (f)	6,756,382	7,778,908
		20,772,858
Household Durables - 3.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (f)	8,430,000	8,451,075
6.875% 2/15/21 (f)	15,709,000	15,944,635
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (f)	7,605,000	7,585,988
6.75% 3/15/25	5,850,000	6,142,500
8.75% 3/15/22	7,540,000	8,237,450
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	5,495,000	5,713,152
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (f)	5,580,000	5,886,900
6.5% 12/15/20 (f)	12,085,000	12,326,700
CalAtlantic Group, Inc. 5.875% 11/15/24	1,625,000	1,771,250
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,347,924
5.75% 8/15/23	2,510,000	2,784,349
KB Home 8% 3/15/20	8,465,000	9,237,431
Lennar Corp. 4.5% 4/30/24	3,355,000	3,392,912
M/I Homes, Inc.:
5.625% 8/1/25	2,870,000	2,920,225
6.75% 1/15/21	3,803,000	3,936,105
Meritage Homes Corp.:
5.125% 6/6/27	5,035,000	5,097,938
6% 6/1/25	4,000,000	4,310,000
7% 4/1/22	7,525,000	8,446,813
7.15% 4/15/20	7,060,000	7,624,800
New Home Co. LLC 7.25% 4/1/22	9,200,000	9,614,000
Ryland Group, Inc. 6.625% 5/1/20	1,555,000	1,663,850
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	4,100,000	4,376,750
TRI Pointe Homes, Inc.:
5.25% 6/1/27	5,045,000	5,095,450
5.875% 6/15/24	3,890,000	4,120,677
William Lyon Homes, Inc.:
5.875% 1/31/25	2,545,000	2,602,263
7% 8/15/22	8,180,000	8,466,300
		160,097,437
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,330,875
TOTAL CONSUMER DISCRETIONARY		182,201,170
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Ahold Lease U.S.A., Inc. 7.82% 1/2/20	87,104	89,218
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	15,225,000	13,588,313
6.625% 6/15/24	10,760,000	10,222,000
Albertsons, Inc. 8.7% 5/1/30	5,080,000	4,762,500
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	9,705,000	9,074,175
Cumberland Farms, Inc. 6.75% 5/1/25 (f)	2,075,000	2,215,063
		39,951,269
FINANCIALS - 0.7%
Diversified Financial Services - 0.5%
Brixmor Operating Partnership LP:
3.65% 6/15/24	6,000,000	5,882,472
3.85% 2/1/25	8,384,000	8,269,419
4.125% 6/15/26	2,000	1,987
Five Point Operation Co. LP 7.875% 11/15/25 (f)	6,775,000	6,910,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,749,000
6.25% 2/1/22 (f)	1,695,000	1,745,850
		26,559,228
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25 (f)	4,235,000	4,182,063
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC 8.375% 11/15/22 (f)	3,403,000	3,454,045
Radian Group, Inc. 4.5% 10/1/24	4,000,000	4,000,000
		7,454,045
TOTAL FINANCIALS		38,195,336
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (f)	6,245,000	6,432,350
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	5,675,000	5,802,688
5.5% 2/1/21	12,305,000	12,628,006
		24,863,044
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (f)	3,350,000	3,492,375
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	3,610,000	3,682,200
REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 7.2%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	2,053,446
ARC Properties Operating Partnership LP 4.6% 2/6/24	15,480,000	16,039,726
Care Capital Properties LP 5.125% 8/15/26	19,546,000	19,377,013
CBL & Associates LP:
4.6% 10/15/24	26,758,000	23,589,665
5.25% 12/1/23	11,500,000	10,756,653
5.95% 12/15/26	10,434,000	9,614,899
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	4,932,314
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	5,030,000	5,092,875
CubeSmart LP 4.8% 7/15/22	2,000,000	2,114,166
DDR Corp.:
3.625% 2/1/25	6,453,000	6,356,712
4.625% 7/15/22	2,096,000	2,193,607
Equinix, Inc. 5.375% 5/15/27	6,620,000	6,951,000
HCP, Inc.:
4% 6/1/25	1,000,000	1,017,251
4.25% 11/15/23	6,707,000	6,971,504
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,581,766
4.125% 4/1/19	2,000,000	2,029,848
Healthcare Realty Trust, Inc. 3.75% 4/15/23	4,966,000	5,005,719
Highwoods/Forsyth LP 3.625% 1/15/23	3,847,000	3,845,373
Hospitality Properties Trust 5% 8/15/22	3,177,000	3,355,209
iStar Financial, Inc.:
4.625% 9/15/20	6,755,000	6,839,438
5% 7/1/19	24,265,000	24,371,159
5.25% 9/15/22	4,220,000	4,209,450
6% 4/1/22	8,375,000	8,563,438
Lexington Corporate Properties Trust 4.4% 6/15/24	2,180,000	2,171,940
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	6,115,000	6,055,073
5.25% 8/1/26	4,385,000	4,516,550
6.375% 3/1/24	4,000,000	4,264,000
National Retail Properties, Inc.:
3.3% 4/15/23	2,000,000	1,992,247
3.5% 10/15/27	3,421,000	3,298,613
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,303,000	3,309,532
4.5% 4/1/27	2,462,000	2,361,124
4.75% 1/15/28	12,204,000	11,859,036
4.95% 4/1/24	2,898,000	2,982,684
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,075,000
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,189,426
Regency Centers LP 3.6% 2/1/27	2,558,000	2,498,071
SBA Communications Corp. 4% 10/1/22 (f)	2,535,000	2,496,975
Select Income REIT:
4.15% 2/1/22	11,170,000	11,164,664
4.25% 5/15/24	5,030,000	4,931,854
4.5% 2/1/25	21,294,000	21,090,773
Senior Housing Properties Trust:
3.25% 5/1/19	7,382,000	7,402,245
4.75% 5/1/24	44,895,000	46,289,666
6.75% 4/15/20	13,624,000	14,415,364
6.75% 12/15/21	8,000,000	8,755,209
VEREIT Operating Partnership LP 4.875% 6/1/26	10,945,000	11,351,368
WP Carey, Inc.:
4% 2/1/25	6,985,000	6,955,283
4.25% 10/1/26	7,242,000	7,275,607
4.6% 4/1/24	11,323,000	11,662,717
		379,227,252
Real Estate Management & Development - 2.2%
Greystar Real Estate Partners 5.75% 12/1/25 (f)	5,925,000	6,087,938
Healthcare Trust of America Holdings LP 3.75% 7/1/27	8,395,000	8,242,643
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,129,578
Howard Hughes Corp. 5.375% 3/15/25 (f)	16,545,000	16,710,450
Hunt Companies, Inc. 9.625% 3/1/21 (f)	7,460,000	7,859,110
Kennedy-Wilson, Inc. 5.875% 4/1/24	31,370,000	32,154,250
Mattamy Group Corp.:
6.5% 10/1/25 (f)	4,835,000	5,094,881
6.875% 12/15/23 (f)	5,425,000	5,736,938
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,686,220
4.3% 10/15/23	5,203,000	5,435,749
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)	2,803,000	2,851,212
5.625% 3/1/24 (f)	2,270,000	2,386,338
Washington Prime Group LP 5.95% 8/15/24	21,080,000	21,393,380
		117,768,687
TOTAL REAL ESTATE		496,995,939

TOTAL NONCONVERTIBLE BONDS		789,381,333

TOTAL CORPORATE BONDS
(Cost $1,085,663,760)		1,106,958,085

Asset-Backed Securities - 2.5%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (f)	3,000,000	3,322,955
Series 2014-SFR3 Class E, 6.418% 12/17/36 (f)	9,025,000	10,118,439
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (f)	1,999,310	2,154,913
Class F, 5.885% 4/17/52 (f)	2,000,000	2,134,414
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (f)	8,259,000	9,131,429
Class XS, 0% 10/17/45 (b)(f)(g)(h)	4,776,010	48
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.0612% 3/20/50 (b)(f)(g)(i)	2,250,000	223
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (f)	592,439	595,994
Colony Starwood Homes Series 2016-2A Class F, 1 month U.S. LIBOR + 4.150% 5.627% 12/17/33 (f)(g)(i)	1,500,000	1,555,315
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	457,397	418,831
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (f)	38,953	38,961
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	2,581,867	2,644,807
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (g)	1,019,023	1,040,102
Series 1997-3 Class M1, 7.53% 3/15/28	6,558,888	6,552,938
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.0739% 7/17/34 (f)(g)(i)	6,318,500	6,458,736
Home Partners of America Trust Series 2016-2 Class F, 1 month U.S. LIBOR + 5.250% 6.1595% 10/17/33 (f)(g)(i)	3,393,000	3,483,870
Invitation Homes Trust:
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.6408% 6/17/32 (f)(g)(i)	2,450,000	2,469,175
Series 2015-SFR3 Class F, 1 month U.S. LIBOR + 3.650% 6.2095% 8/17/32 (f)(g)(i)	2,000,000	2,031,938
Series 2015-SRF1 Class F, 1 month U.S. LIBOR + 4.550% 5.7595% 3/17/32 (f)(g)(i)	5,500,000	5,522,058
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 4.4908% 12/17/36 (f)(g)(i)	8,442,000	8,605,725
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	792,268	553,103
Merit Securities Corp. Series 13 Class M1, 7.9345% 12/28/33 (g)	1,923,000	1,974,168
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (f)	2,940,000	3,094,259
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 6.4595% 9/17/33 (f)(g)(i)	8,459,000	8,722,697
Series 2017-SFR1 Class F, 5.35% 8/17/34 (f)	3,073,000	3,136,385
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34(f)(g)(i)	2,568,000	2,555,420
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.0908% 1/17/35 (f)(g)(i)	5,906,000	5,985,325
Class F, 1 month U.S. LIBOR + 3.400% 4.8908% 1/17/35 (f)(g)(i)	12,671,000	12,670,966
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.0414% 2/5/36 (b)(f)(g)(i)	4,265,895	320
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (f)	8,442,000	8,497,362
Series 2017-SFR2 Class F, 5.16% 1/17/36 (f)	3,785,000	3,719,974
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (f)	2,544,000	2,623,403
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (f)	7,797,000	7,933,572
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.2664% 11/21/40 (b)(f)(g)(i)	250,000	196,875
TOTAL ASSET-BACKED SECURITIES
(Cost $130,429,180)		129,944,700

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3671% 12/25/46 (f)(g)	4,500,000	4,689,225
Series 2010-K7 Class B, 5.6853% 4/25/20 (f)(g)	3,200,000	3,359,962
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 13.3819% 6/10/35 (f)(g)(i)	54,862	36,644
RESIX Finance Ltd. floater:
Series 2004-A Class B7, 1 month U.S. LIBOR + 4.250% 5.6819% 2/10/36 (b)(f)(g)(i)	37,954	397
Series 2004-B Class B7, 1 month U.S. LIBOR + 4.000% 5.4319% 2/10/36 (b)(f)(g)(i)	79,701	8,289

TOTAL PRIVATE SPONSOR		8,094,517

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6195% 2/25/42 (f)(g)	52,397	31,466
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.5464% 6/25/43 (f)(g)	86,035	44,787

TOTAL U.S. GOVERNMENT AGENCY		76,253

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,761,405)		8,170,770

Commercial Mortgage Securities - 16.7%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)	2,000,000	2,179,824
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (f)(g)	4,900,000	4,920,586
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (f)	3,349,000	2,773,824
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2844% 9/10/28 (f)(g)	8,413,000	8,103,532
Class F, 4.4272% 9/10/28 (f)(g)	4,074,000	3,724,414
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7203% 4/12/38 (f)(g)	544,007	544,899
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.8095% 10/15/32 (f)(g)(i)	12,691,000	12,754,356
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (f)(g)	4,536,000	4,368,801
Class F, 5.4883% 4/10/29 (f)(g)	9,710,000	9,207,669
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (f)	3,391,000	2,809,973
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (f)(g)	3,023,000	3,020,384
Class F, 3.7859% 4/10/28 (f)(g)	9,911,000	9,800,588
CGDB Commercial Mortgage Trust:
1 month U.S. LIBOR + 2.500% 4.0595% 5/15/30 (f)(g)(i)	2,375,000	2,378,775
Series 2017-BIO Class F, 1 month U.S. LIBOR + 3.250% 4.8095% 5/15/30 (f)(g)(i)	1,500,000	1,498,674
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 4.8095% 7/15/30 (f)(g)(i)	5,000,000	5,001,969
Class E, 1 month U.S. LIBOR + 3.872% 5.431% 7/15/30 (f)(g)(i)	6,741,000	6,709,679
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.0989% 9/10/46 (f)(g)	5,254,000	5,017,261
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.9095% 7/15/27 (f)(g)(i)	2,933,000	2,951,493
Series 2016-C3 Class D, 3% 11/15/49 (f)	7,089,000	5,429,504
Series 2016-SMPL Class E, 4.509% 9/10/31 (f)	1,701,000	1,700,447
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	7,300,000	5,498,175
Series 2012-CR1:
Class C, 5.3197% 5/15/45 (g)	1,000,000	1,043,835
Class D, 5.3197% 5/15/45 (f)(g)	5,550,000	5,405,077
Class G, 2.462% 5/15/45 (f)	2,180,000	1,318,321
Series 2012-CR5 Class D, 4.3278% 12/10/45 (f)(g)	2,000,000	1,902,573
Series 2012-LC4:
Class C, 5.6049% 12/10/44 (g)	2,000,000	2,051,136
Class D, 5.6049% 12/10/44 (f)(g)	11,675,000	10,457,445
Series 2013-CCRE6 Class E, 4.067% 3/10/46 (f)(g)	882,000	705,799
Series 2013-CR10 Class D, 4.7886% 8/10/46 (f)(g)	4,544,000	3,971,238
Series 2013-CR12 Class D, 5.0787% 10/10/46 (f)(g)	4,500,000	3,762,317
Series 2013-CR6 Class F, 4.0668% 3/10/46 (f)(g)	8,038,000	5,144,298
Series 2013-CR9 Class D, 4.2541% 7/10/45 (f)(g)	1,404,000	1,203,976
Series 2013-LC6 Class D, 4.3076% 1/10/46 (f)(g)	8,301,000	7,734,235
Series 2014-CR17:
Class D, 4.7985% 5/10/47 (f)(g)	2,500,000	2,125,086
Class E, 4.7985% 5/10/47 (f)(g)	3,098,000	2,337,999
Series 2014-UBS2 Class D, 5.0146% 3/10/47 (f)(g)	3,713,000	3,149,026
Series 2016-CD1 Class D, 2.7711% 8/10/49 (f)(g)	9,452,000	7,536,789
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	2,550,000	2,113,514
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	2,800,000	2,298,691
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.832% 8/15/45 (f)(g)	4,500,000	4,450,799
Class E, 4.832% 8/15/45 (f)(g)	8,000,000	7,735,042
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (f)(g)	10,945,000	10,632,294
Series 2015-WEST Class F, 4.2268% 2/10/37 (f)(g)	12,745,000	12,239,890
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class F, 6% 5/17/40 (f)	102,617	102,639
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (f)	4,346,000	3,883,677
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (f)(g)	5,076,000	4,888,721
Series 2017-CX9 Class D, 4.161% 9/15/50 (f)	2,568,000	2,236,857
CSMC Trust:
floater Series 2015-DEAL:
Class E, 1 month U.S. LIBOR + 4.000% 5.559% 4/15/29 (f)(g)(i)	3,000,000	3,010,242
Class F, 1 month U.S. LIBOR + 4.750% 6.309% 4/15/29 (f)(g)(i)	7,803,000	7,803,002
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.727% 11/15/33 (f)(g)(i)	6,300,000	6,368,225
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (f)(g)	10,853,000	9,662,219
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6978% 11/10/46 (f)(g)	14,031,000	14,624,166
Class G, 4.652% 11/10/46 (f)	12,360,000	10,884,178
Series 2011-LC3A Class D, 5.3404% 8/10/44 (f)(g)	3,945,000	4,099,506
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.577% 12/25/43 (g)(h)	12,206,096	834,790
Series K012 Class X3, 2.252% 1/25/41 (g)(h)	20,724,866	1,268,884
Series K013 Class X3, 2.9089% 1/25/43 (g)(h)	14,360,000	1,129,187
Series KAIV Class X2, 3.6147% 6/25/46 (g)(h)	7,430,000	790,608
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class DFX, 3.3822% 12/15/34 (f)(g)	1,700,000	1,699,172
Class EFX, 3.3822% 12/15/34 (f)(g)	9,364,000	9,269,497
Class FFX, 3.3822% 12/15/34 (f)(g)	14,402,000	14,190,658
Class GFX, 3.3822% 12/15/34 (f)(g)	23,509,000	23,040,522
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (g)	60,957	61,028
GP Portfolio Trust Series 2014-GPP Class E, 1 month U.S. LIBOR + 4.100% 5.577% 2/15/27 (f)(g)(i)	2,823,000	2,777,264
GS Mortgage Securities Corp. II Series 2010-C1 Class D, 6.0509% 8/10/43 (f)(g)	1,966,000	2,009,536
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1827% 12/10/43 (f)(g)	3,000,000	3,031,269
Series 2011-GC5:
Class C, 5.3984% 8/10/44 (f)(g)	9,000,000	9,469,770
Class D, 5.3984% 8/10/44 (f)(g)	7,000,000	6,781,366
Class E, 5.3984% 8/10/44 (f)(g)	8,230,000	6,673,812
Class F, 4.5% 8/10/44 (f)	7,986,000	4,038,217
Series 2012-GC6:
Class C, 5.6521% 1/10/45 (f)(g)	3,600,000	3,747,400
Class D, 5.6521% 1/10/45 (f)(g)	4,165,000	3,980,049
Class E, 5% 1/10/45 (f)(g)	4,516,000	3,861,743
Series 2012-GCJ7:
Class C, 5.7014% 5/10/45 (g)	6,500,000	6,792,321
Class D, 5.7014% 5/10/45 (f)(g)	10,192,000	9,897,587
Class E, 5% 5/10/45 (f)	6,920,000	5,642,497
Series 2012-GCJ9 Class D, 4.7478% 11/10/45 (f)(g)	5,565,000	5,351,606
Series 2013-GC14 Class D, 4.7629% 8/10/46 (f)(g)	1,680,000	1,621,206
Series 2013-GC16:
Class D, 5.3271% 11/10/46 (f)(g)	3,750,000	3,564,164
Class F, 3.5% 11/10/46 (f)	7,303,000	5,211,721
Series 2014-NEW Class D, 3.79% 1/10/31 (f)	2,510,000	2,520,246
Series 2016-GS3 Class D, 2.728% 10/10/49 (f)	3,398,000	2,663,593
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (f)	29,826,000	29,250,358
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (f)(g)	1,609,000	1,577,933
Class F, 4.0667% 2/10/29 (f)(g)	15,890,000	14,768,072
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (f)(g)	8,440,000	7,411,228
Series 2016-SFP Class F, 6.0801% 11/5/35 (f)	8,457,000	8,443,140
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (f)(g)	9,317,000	8,827,943
Class FFL, 1 month U.S. LIBOR + 2.850% 4.327% 6/15/34 (f)(g)(i)	3,909,000	3,923,638
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	8,738,000	7,462,724
Series 2014-C26 Class D, 3.9241% 1/15/48 (f)(g)	3,398,000	2,912,713
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (f)	10,241,000	8,384,512
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0956% 12/15/49 (f)(g)	7,388,000	5,941,252
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4826% 1/12/37 (f)(g)	745,289	771,256
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(g)	3,000,000	3,243,997
Class D, 7.4453% 12/5/27 (f)(g)	9,550,000	10,217,895
Series 2010-CNTR:
Class D, 6.1838% 8/5/32 (f)(g)	4,500,000	4,726,751
Class XB, 0.9305% 8/5/32 (f)(g)(h)	32,655,000	653,538
Series 2012-CBX:
Class C, 5.2137% 6/15/45 (g)	4,530,000	4,674,292
Class E, 5.2137% 6/15/45 (f)(g)	4,635,000	4,562,040
Class F, 4% 6/15/45 (f)	8,192,000	6,580,068
Class G 4% 6/15/45 (f)	4,044,000	2,240,990
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP2 Class E, 4.981% 7/15/42 (g)	410,825	417,430
Series 2011-C3:
Class E, 5.6311% 2/15/46 (f)(g)	3,205,000	3,181,210
Class H, 4.409% 2/15/46 (f)(g)	7,077,000	5,174,587
Series 2011-C4 Class F, 3.873% 7/15/46 (f)	1,400,000	1,290,667
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (g)	848,000	846,958
Class D, 4.2027% 4/15/46 (g)	7,672,000	7,089,874
Class E, 3.25% 4/15/46 (f)(g)	472,000	348,827
Class F, 3.25% 4/15/46 (f)(g)	2,518,000	1,460,142
Series 2014-DSTY Class E, 3.8046% 6/10/27 (f)(g)	2,752,000	2,610,701
Series 2015-UES Class F, 3.621% 9/5/32 (f)(g)	5,432,000	5,297,251
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (f)	208,583	188,586
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.1336% 1/20/41 (f)(g)	3,000,000	2,997,989
Class E, 5.1336% 1/20/41 (f)(g)	4,800,000	4,452,218
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5942% 5/12/39 (g)	2,306,146	2,323,834
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6875% 8/15/45 (f)(g)	3,889,000	3,831,285
Series 2012-C6 Class D, 4.5752% 11/15/45 (f)(g)	2,000,000	2,011,995
Series 2013-C12 Class D, 4.7638% 10/15/46 (f)(g)	7,164,000	6,852,643
Series 2013-C13:
Class D, 4.8894% 11/15/46 (f)(g)	5,277,000	4,957,288
Class E, 4.8894% 11/15/46 (f)(g)	3,379,000	2,679,179
Series 2013-C7:
Class D, 4.2503% 2/15/46 (f)(g)	5,650,000	5,148,468
Class E, 4.2503% 2/15/46 (f)(g)	1,000,000	774,873
Series 2013-C9:
Class C, 4.047% 5/15/46 (g)	3,339,000	3,286,872
Class D, 4.135% 5/15/46 (f)(g)	5,137,000	4,703,091
Series 2016-C30 Class D, 3% 9/15/49 (f)	5,408,000	4,020,078
Series 2016-C31 Class D, 3% 11/15/49 (f)(g)	1,500,000	1,080,609
Series 2016-C32 Class D, 3.396% 12/15/49 (f)	5,929,000	4,418,383
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4205% 3/15/45 (f)(g)	7,294,000	6,219,312
Series 1997-RR Class F, 7.51% 4/30/39 (f)(g)	270,570	269,893
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)	1,071,298	1,040,659
Series 2011-C2:
Class D, 5.4831% 6/15/44 (f)(g)	4,887,000	4,840,855
Class E, 5.4831% 6/15/44 (f)(g)	12,150,000	11,466,846
Class F, 5.4831% 6/15/44 (f)(g)	4,440,000	3,763,764
Class XB, 0.5345% 6/15/44 (f)(g)(h)	63,708,222	1,024,715
Series 2011-C3:
Class C, 5.1549% 7/15/49 (f)(g)	2,000,000	2,097,294
Class D, 5.1549% 7/15/49 (f)(g)	7,400,000	7,634,817
Class E, 5.1549% 7/15/49 (f)(g)	1,353,000	1,313,551
Class F, 5.1549% 7/15/49 (f)(g)	3,438,050	3,171,830
Class G, 5.1549% 7/15/49 (f)(g)	3,902,000	3,267,908
Series 2012-C4 Class D, 5.4205% 3/15/45 (f)(g)	6,310,000	6,029,164
Series 2015-MS1 Class D, 4.0301% 5/15/48 (f)(g)	10,956,000	9,345,740
Series 2015-UBS8 Class D, 3.18% 12/15/48 (f)	5,013,000	4,237,910
Series 2016-BNK2 Class C, 3% 11/15/49 (f)	3,000,000	2,419,001
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.4035% 8/15/19 (f)(g)(i)	7,932,398	7,981,953
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.727% 8/15/34 (f)(g)(i)	13,586,944	13,688,746
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (f)	11,889,000	11,968,603
Class E, 6.8087% 11/15/34 (f)	11,364,000	10,818,015
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (f)(g)	1,500,000	1,396,785
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	4,294,396	5,258,487
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 4.727% 11/15/27 (f)(g)(i)	2,500,000	2,400,000
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.476% 8/15/39 (g)	264,863	265,405
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5454% 5/10/45 (f)(g)	3,235,000	3,218,430
Class E, 5% 5/10/45 (f)(g)	6,339,000	5,368,912
Class F, 5% 5/10/45 (f)(g)	2,221,350	1,512,144
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0486% 1/10/45 (f)(g)	3,000,000	3,248,786
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)	2,540,000	2,765,592
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7647% 10/15/45 (f)(g)	12,964,000	11,688,664
Class E, 4.7647% 10/15/45 (f)(g)	7,588,000	6,121,683
Series 2016-BNK1 Class D, 3% 8/15/49 (f)	6,979,000	5,616,311
Series 2016-C35 Class D, 3.142% 7/15/48 (f)	18,542,000	13,316,232
Series 2016-NXS6 Class D, 3.059% 11/15/49 (f)	5,094,000	3,840,977
Series 2017-C38 Class D, 3% 7/15/50 (f)(g)	4,373,000	3,480,120
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (f)	4,000,000	2,672,856
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	4,900,000	5,085,302
Class D, 5.6402% 3/15/44 (f)(g)	1,000,000	874,454
Class E, 5% 3/15/44 (f)	3,000,000	2,424,784
Series 2011-C5:
Class E, 5.6716% 11/15/44 (f)(g)	3,807,000	3,839,412
Class F, 5.25% 11/15/44 (f)(g)	3,000,000	2,601,748
Class G, 5.25% 11/15/44 (f)(g)	2,000,000	1,622,920
Series 2012-C10 Class E, 4.4476% 12/15/45 (f)(g)	4,090,000	3,085,596
Series 2012-C7:
Class D, 4.8255% 6/15/45 (f)(g)	2,380,000	2,051,109
Class F, 4.5% 6/15/45 (f)	2,000,000	1,329,073
Series 2012-C8 Class E, 4.8935% 8/15/45 (f)(g)	2,922,500	2,801,714
Series 2013-C11:
Class D, 4.2717% 3/15/45 (f)(g)	5,830,000	5,316,414
Class E, 4.2717% 3/15/45 (f)(g)	4,780,000	3,723,350
Series 2013-C13 Class D, 4.1386% 5/15/45 (f)(g)	4,000,000	3,678,313
Series 2013-C16 Class D, 5.0286% 9/15/46 (f)(g)	3,728,000	3,528,652
Series 2013-UBS1 Class D, 4.6237% 3/15/46 (f)(g)	4,589,000	4,246,880
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 5.1973% 11/15/29 (f)(g)(i)	5,152,378	5,160,700
Class G, 1 month U.S. LIBOR + 3.001% 4.497% 11/15/29 (f)(g)(i)	8,859,793	8,744,964
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (f)(g)	6,725,000	5,173,641
Class PR2, 3.516% 6/5/35 (f)(g)	2,541,000	1,819,074
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $868,160,649)		879,096,790

Bank Loan Obligations - 4.4%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.6%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 12/22/24 (g)(i)	3,380,000	3,419,309
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 8/30/23 (g)(i)	4,424,196	4,460,518
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 11/30/23 (g)(i)	2,950,200	2,976,634
Hilton Los Cabos 3 month U.S. LIBOR + 8.000% 9.78% 9/9/18 (b)(g)(i)	5,375,000	5,375,000
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (g)(i)	12,852,178	12,892,405
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9997% 4/27/24 (g)(i)	4,327,502	4,355,890
		33,479,756
Multiline Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/23/23 (g)(i)	12,523,240	12,058,879

TOTAL CONSUMER DISCRETIONARY		45,538,635

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (g)(i)	12,980,173	12,889,571
3 month U.S. LIBOR + 3.000% 4.6746% 12/21/22 (g)(i)	11,557,685	11,486,721
		24,376,292
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.4434% 12/19/20 (g)(i)	22,788,534	22,532,163
Panda Temple Power, LLC term loan 3 month U.S. LIBOR + 6.000% 7.6934% 4/3/19 (g)(i)	13,870,161	12,656,522
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3235% 10/2/23 (g)(i)	5,730,711	5,805,955
		40,994,640
FINANCIALS - 0.3%
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8245% 11/4/21 (g)(i)	12,385,513	12,378,577
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5595% 12/5/20 (g)(i)	4,098,113	4,108,358

TOTAL FINANCIALS		16,486,935

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.4788% 1/27/21 (g)(i)	6,141,305	6,021,979
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 4/7/21 (g)(i)	3,850,000	3,867,633
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3908% 12/20/24 (g)(i)	3,390,000	3,430,273
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.2595% 2/6/22 (g)(i)	25,000,000	24,218,750
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5572% 10/1/21 (g)(i)	6,678,850	6,753,987
QCP SNF West (REIT) LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.8235% 10/31/22 (g)(i)	6,722,100	6,793,556
		37,766,293
Real Estate Management & Development - 0.4%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 3/24/24 (g)(i)	3,112,169	3,129,690
Simply Storage Management LLC 8.2375% 9/6/21 (b)(g)	16,974,000	16,974,000
		20,103,690

TOTAL REAL ESTATE		57,869,983

UTILITIES - 0.7%
Electric Utilities - 0.2%
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.0735% 1/30/24 (g)(i)	8,974,982	9,013,126
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 6.0735% 1/30/24 (g)(i)	569,885	572,307
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.08% 12/2/21 (g)(i)	2,497,040	2,422,128
		12,007,561
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.0735% 4/13/23 (g)(i)	8,249,029	8,321,208
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.3112% 2/7/24 (g)(i)	1,533,797	1,548,444
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 10/18/22 (g)(i)	14,557,260	14,047,756
		23,917,408

TOTAL UTILITIES		35,924,969

TOTAL BANK LOAN OBLIGATIONS
(Cost $234,034,945)		234,511,339

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, (b)(f)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(f)(g)(i)	500,000	120,000
TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		120,122
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 1.39% (j)	332,340,179	332,406,647
Fidelity Securities Lending Cash Central Fund 1.40% (j)(k)	26,952,097	26,954,792
TOTAL MONEY MARKET FUNDS
(Cost $359,305,405)		359,361,439
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,029,938,410)		5,267,644,829
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,117,323)
NET ASSETS - 100%		$5,265,527,506

Legend

 (a) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $149,642 or 0.0% of net assets.

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Non-income producing

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,181,863,461 or 22.4% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B (Escrow)	7/17/16	$121,944

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,965,134
Fidelity Securities Lending Cash Central Fund	82,089
Total	$2,047,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acadia Realty Trust (SBI)	$124,832,133	$1,072,218	$--	$1,732,647	$492,001	$(21,782,538)	$104,120,867
Great Ajax Corp.	21,962,447	--	--	12,651	816,676	(568,999)	21,078,900
Great Ajax Corp. 7.25%	4,545,000	--	--	163,125	--	(58,914)	4,486,086
Total	$151,339,580	$1,072,218	$--	$1,908,423	$1,308,677	$(22,410,451)	$129,685,853

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$29,919,411	$29,769,769	$--	$149,642
Financials	720,607,851	705,967,842	14,640,009	--
Real Estate	1,795,412,786	1,737,814,505	57,598,281	--
Utilities	3,541,536	3,541,536	--	--
Corporate Bonds	1,106,958,085	--	1,106,958,085	--
Asset-Backed Securities	129,944,700	--	129,747,234	197,466
Collateralized Mortgage Obligations	8,170,770	--	8,162,084	8,686
Commercial Mortgage Securities	879,096,790	--	879,096,790	--
Bank Loan Obligations	234,511,339	--	212,162,339	22,349,000
Preferred Securities	120,122	--	--	120,122
Money Market Funds	359,361,439	359,361,439	--	--
Total Investments in Securities:	$5,267,644,829	$2,836,455,091	$2,408,364,822	$22,824,916

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$53,726,431
Net Realized Gain (Loss) on Investment Securities	(35,397)
Net Unrealized Gain (Loss) on Investment Securities	54,221
Cost of Purchases	5,375,000
Proceeds of Sales	(13,002,431)
Amortization/Accretion	(18,824)
Transfers into Level 3	--
Transfers out of Level 3	(23,750,000)
Ending Balance	$22,349,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$(1,438)
Other Investments in Securities
Beginning Balance	$1,906,920
Net Realized Gain (Loss) on Investment Securities	(92,593)
Net Unrealized Gain (Loss) on Investment Securities	177,192
Cost of Purchases	--
Proceeds of Sales	(27,018)
Amortization/Accretion	(2,229)
Transfers into Level 3	--
Transfers out of Level 3	(1,486,356)
Ending Balance	$475,916
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$89,246

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.1%
AAA,AA,A	1.6%
BBB	10.7%
BB	8.3%
B	9.8%
CCC,CC,C	1.2%
Not Rated	13.1%
Equities	48.4%
Short-Term Investments and Net Other Assets	6.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,789,665) — See accompanying schedule: Unaffiliated issuers (cost $4,545,936,481)	$4,778,597,537
Fidelity Central Funds (cost $359,305,405)	359,361,439
Other affiliated issuers (cost $124,696,524)	129,685,853
Total Investment in Securities (cost $5,029,938,410)		$5,267,644,829
Cash		620,072
Receivable for investments sold		25,714,031
Receivable for fund shares sold		7,796,369
Dividends receivable		3,254,455
Interest receivable		22,739,474
Distributions receivable from Fidelity Central Funds		400,722
Prepaid expenses		7,456
Other receivables		15,432
Total assets		5,328,192,840
Liabilities
Payable for investments purchased	$15,313,295
Payable for fund shares redeemed	16,705,469
Accrued management fee	2,417,868
Distribution and service plan fees payable	302,510
Other affiliated payables	909,617
Other payables and accrued expenses	61,339
Collateral on securities loaned	26,955,236
Total liabilities		62,665,334
Net Assets		$5,265,527,506
Net Assets consist of:
Paid in capital		$5,008,206,415
Distributions in excess of net investment income		(6,947,348)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,562,099
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		237,706,340
Net Assets		$5,265,527,506
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($321,559,334 ÷ 27,545,130 shares)		$11.67
Maximum offering price per share (100/96.00 of $11.67)		$12.16
Class M:
Net Asset Value and redemption price per share ($58,865,104 ÷ 5,040,110 shares)		$11.68
Maximum offering price per share (100/96.00 of $11.68)		$12.17
Class C:
Net Asset Value and offering price per share ($256,024,975 ÷ 22,138,721 shares)(a)		$11.56
Real Estate Income:
Net Asset Value, offering price and redemption price per share ($2,546,434,714 ÷ 217,031,958 shares)		$11.73
Class I:
Net Asset Value, offering price and redemption price per share ($2,082,643,379 ÷ 178,107,352 shares)		$11.69

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends (including $1,908,423 earned from other affiliated issuers)		$59,525,081
Interest		67,905,231
Income from Fidelity Central Funds		2,047,223
Total income		129,477,535
Expenses
Management fee	$14,632,465
Transfer agent fees	4,804,014
Distribution and service plan fees	1,908,968
Accounting and security lending fees	694,126
Custodian fees and expenses	30,066
Independent trustees' fees and expenses	10,439
Registration fees	111,968
Audit	58,074
Legal	10,498
Miscellaneous	17,278
Total expenses before reductions	22,277,896
Expense reductions	(62,523)	22,215,373
Net investment income (loss)		107,262,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,148,735
Fidelity Central Funds	4,709
Other affiliated issuers	1,308,677
Foreign currency transactions	(1,834)
Total net realized gain (loss)		54,460,287
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(216,806,502)
Fidelity Central Funds	(4,215)
Other affiliated issuers	(22,410,451)
Assets and liabilities in foreign currencies	(274)
Total change in net unrealized appreciation (depreciation)		(239,221,442)
Net gain (loss)		(184,761,155)
Net increase (decrease) in net assets resulting from operations		$(77,498,993)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$107,262,162	$210,270,861
Net realized gain (loss)	54,460,287	36,915,809
Change in net unrealized appreciation (depreciation)	(239,221,442)	22,370,918
Net increase (decrease) in net assets resulting from operations	(77,498,993)	269,557,588
Distributions to shareholders from net investment income	(155,204,665)	(202,922,557)
Distributions to shareholders from net realized gain	(58,110,171)	(32,383,930)
Total distributions	(213,314,836)	(235,306,487)
Share transactions - net increase (decrease)	266,884,853	397,445,047
Redemption fees	106,657	449,735
Total increase (decrease) in net assets	(23,822,319)	432,145,883
Net Assets
Beginning of period	5,289,349,825	4,857,203,942
End of period	$5,265,527,506	$5,289,349,825
Other Information
Undistributed net investment income end of period	$–	$40,995,155
Distributions in excess of net investment income end of period	$(6,947,348)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$12.25	$11.66	$11.86	$11.67	$11.26
Income from Investment Operations
Net investment income (loss)A	.23	.49	.49	.52	.49	.54
Net realized and unrealized gain (loss)	(.41)	.14	.73	.02	.44	.60
Total from investment operations	(.18)	.63	1.22	.54	.93	1.14
Distributions from net investment income	(.34)	(.48)	(.48)	(.52)	(.50)	(.53)
Distributions from net realized gain	(.13)	(.08)	(.14)	(.21)	(.24)	(.20)
Total distributions	(.47)	(.56)	(.63)B	(.74)C	(.74)	(.73)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.67	$12.32	$12.25	$11.66	$11.86	$11.67
Total ReturnE,F,G	(1.56)%	5.37%	11.01%	4.65%	8.49%	10.45%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.02%J	1.03%	1.03%	1.04%	1.06%	1.08%
Expenses net of fee waivers, if any	1.02%J	1.03%	1.03%	1.03%	1.05%	1.08%
Expenses net of all reductions	1.02%J	1.02%	1.03%	1.03%	1.05%	1.07%
Net investment income (loss)	3.78%J	4.08%	4.29%	4.40%	4.28%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$321,559	$355,400	$548,649	$495,462	$442,271	$378,269
Portfolio turnover rateK	25%J	22%	26%	19%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.63 per share is comprised of distributions from net investment income of $.483 and distributions from net realized gain of $.142 per share.

 C Total distributions of $.74 per share is comprised of distributions from net investment income of $.523 and distributions from net realized gain of $.212 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$12.26	$11.66	$11.86	$11.67	$11.26
Income from Investment Operations
Net investment income (loss)A	.23	.49	.49	.51	.49	.54
Net realized and unrealized gain (loss)	(.40)	.13	.73	.02	.43	.60
Total from investment operations	(.17)	.62	1.22	.53	.92	1.14
Distributions from net investment income	(.33)	(.48)	(.48)	(.52)	(.50)	(.53)
Distributions from net realized gain	(.13)	(.08)	(.14)	(.21)	(.24)	(.20)
Total distributions	(.47)B	(.56)	(.62)	(.73)	(.73)C	(.73)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.68	$12.32	$12.26	$11.66	$11.86	$11.67
Total ReturnE,F,G	(1.50)%	5.26%	11.06%	4.62%	8.44%	10.42%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%J	1.06%	1.07%	1.06%	1.08%	1.08%
Expenses net of fee waivers, if any	1.04%J	1.06%	1.07%	1.06%	1.08%	1.08%
Expenses net of all reductions	1.04%J	1.05%	1.06%	1.06%	1.07%	1.08%
Net investment income (loss)	3.76%J	4.05%	4.26%	4.37%	4.26%	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$58,865	$64,158	$59,788	$55,424	$48,164	$46,198
Portfolio turnover rateK	25%J	22%	26%	19%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.47 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.132 per share.

 C Total distributions of $.73 per share is comprised of distributions from net investment income of $.496 and distributions from net realized gain of $.236 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$12.14	$11.55	$11.77	$11.59	$11.20
Income from Investment Operations
Net investment income (loss)A	.18	.40	.40	.43	.40	.45
Net realized and unrealized gain (loss)	(.41)	.13	.73	.01	.43	.60
Total from investment operations	(.23)	.53	1.13	.44	.83	1.05
Distributions from net investment income	(.28)	(.39)	(.40)	(.45)	(.42)	(.46)
Distributions from net realized gain	(.13)	(.08)	(.14)	(.21)	(.24)	(.20)
Total distributions	(.41)	(.47)	(.54)	(.66)	(.65)B	(.66)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.56	$12.20	$12.14	$11.55	$11.77	$11.59
Total ReturnD,E,F	(1.94)%	4.54%	10.29%	3.82%	7.66%	9.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%I	1.78%	1.79%	1.79%	1.79%	1.81%
Expenses net of fee waivers, if any	1.76%I	1.78%	1.78%	1.78%	1.79%	1.81%
Expenses net of all reductions	1.76%I	1.78%	1.78%	1.78%	1.79%	1.81%
Net investment income (loss)	3.04%I	3.32%	3.54%	3.65%	3.54%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$256,025	$287,598	$289,430	$291,387	$246,306	$204,012
Portfolio turnover rateJ	25%I	22%	26%	19%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.417 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$12.31	$11.71	$11.91	$11.71	$11.29
Income from Investment Operations
Net investment income (loss)A	.25	.52	.52	.54	.52	.57
Net realized and unrealized gain (loss)	(.41)	.14	.73	.02	.44	.60
Total from investment operations	(.16)	.66	1.25	.56	.96	1.17
Distributions from net investment income	(.36)	(.51)	(.51)	(.55)	(.53)	(.55)
Distributions from net realized gain	(.13)	(.08)	(.14)	(.21)	(.24)	(.20)
Total distributions	(.49)	(.59)	(.65)	(.76)	(.76)B	(.75)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.73	$12.38	$12.31	$11.71	$11.91	$11.71
Total ReturnD,E	(1.40)%	5.60%	11.29%	4.84%	8.78%	10.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.78%	.82%	.83%	.83%	.84%
Expenses net of fee waivers, if any	.75%H	.78%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.75%H	.77%	.81%	.82%	.83%	.84%
Net investment income (loss)	4.05%H	4.33%	4.51%	4.61%	4.50%	4.85%
Supplemental Data
Net assets, end of period (000 omitted)	$2,546,435	$2,630,901	$2,719,387	$2,561,268	$2,627,382	$2,884,545
Portfolio turnover rateI	25%H	22%	26%	19%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.525 and distributions from net realized gain of $.236 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$12.27	$11.68	$11.88	$11.69	$11.28
Income from Investment Operations
Net investment income (loss)A	.25	.52	.52	.55	.52	.57
Net realized and unrealized gain (loss)	(.41)	.14	.73	.02	.44	.60
Total from investment operations	(.16)	.66	1.25	.57	.96	1.17
Distributions from net investment income	(.36)	(.51)	(.52)	(.55)	(.53)	(.56)
Distributions from net realized gain	(.13)	(.08)	(.14)	(.21)	(.24)	(.20)
Total distributions	(.49)	(.59)	(.66)	(.77)B	(.77)	(.76)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.69	$12.34	$12.27	$11.68	$11.88	$11.69
Total ReturnD,E	(1.39)%	5.66%	11.30%	4.92%	8.76%	10.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.76%	.77%	.77%	.78%	.80%
Expenses net of fee waivers, if any	.75%H	.76%	.77%	.77%	.78%	.80%
Expenses net of all reductions	.75%H	.76%	.76%	.77%	.78%	.80%
Net investment income (loss)	4.05%H	4.34%	4.56%	4.66%	4.55%	4.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2,082,643	$1,951,293	$1,239,950	$913,475	$809,854	$610,045
Portfolio turnover rateI	25%H	22%	26%	19%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.77 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $.212 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Real Estate Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$382,838,673
Gross unrealized depreciation	(147,343,108)
Net unrealized appreciation (depreciation)	$235,495,565
Tax cost	$5,032,149,264

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $777,525,766 and $631,431,764, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$429,686	$9,408
Class M	-%	.25%	78,617	–
Class C	.75%	.25%	1,400,665	200,250
			$1,908,968	$209,658

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,265
Class M	2,337
Class C(a)	18,790
$34,392

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$330,561.19
Class M	68,245.22
Class C	263,205.19
Real Estate Income	2,333,727.18
Class I	1,808,276.17
	$4,804,014

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,417 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,757 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,637,670. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $82,089, including $13,875 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,737 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12,537.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27,249.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Class A	$9,452,291	$19,398,648
Class M	1,723,645	2,428,967
Class C	6,546,231	9,371,104
Real Estate Income	76,362,036	109,435,619
Class I	61,120,462	62,288,219
Total	$155,204,665	$202,922,557
From net realized gain
Class A	$3,718,309	$3,567,509
Class M	680,353	398,948
Class C	3,070,453	1,939,550
Real Estate Income	28,258,285	17,827,432
Class I	22,382,771	8,650,491
Total	$58,110,171	$32,383,930

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Class A
Shares sold	3,080,956	12,839,240	$37,209,682	$153,895,562
Reinvestment of distributions	1,060,847	1,848,521	12,790,749	21,908,312
Shares redeemed	(5,446,440)	(30,631,418)	(65,680,595)	(367,310,909)
Net increase (decrease)	(1,304,637)	(15,943,657)	$(15,680,164)	$(191,507,035)
Class M
Shares sold	448,069	1,228,326	$5,442,597	$14,708,870
Reinvestment of distributions	194,165	221,980	2,342,875	2,637,477
Shares redeemed	(808,058)	(1,122,766)	(9,757,251)	(13,419,214)
Net increase (decrease)	(165,824)	327,540	$(1,971,779)	$3,927,133
Class C
Shares sold	1,524,914	5,359,653	$18,344,811	$63,747,841
Reinvestment of distributions	752,947	858,380	9,002,475	10,109,093
Shares redeemed	(3,714,481)	(6,493,102)	(44,259,755)	(77,061,823)
Net increase (decrease)	(1,436,620)	(275,069)	$(16,912,469)	$(3,204,889)
Real Estate Income
Shares sold	23,330,786	47,554,214	$282,882,994	$573,422,929
Reinvestment of distributions	7,529,411	9,324,516	91,225,443	111,248,966
Shares redeemed	(26,293,135)	(65,327,473)	(317,808,032)	(784,201,096)
Net increase (decrease)	4,567,062	(8,448,743)	$56,300,405	$(99,529,201)
Class I
Shares sold	41,808,703	91,593,798	$507,611,037	$1,102,392,455
Reinvestment of distributions	5,547,464	4,455,256	66,976,330	53,081,868
Shares redeemed	(27,335,287)	(38,982,165)	(329,438,507)	(467,715,284)
Net increase (decrease)	20,020,880	57,066,889	$245,148,860	$687,759,039

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Class A	1.02%
Actual		$1,000.00	$984.40	$5.10
Hypothetical-C		$1,000.00	$1,020.06	$5.19
Class M	1.04%
Actual		$1,000.00	$985.00	$5.20
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Class C	1.76%
Actual		$1,000.00	$980.60	$8.79
Hypothetical-C		$1,000.00	$1,016.33	$8.94
Real Estate Income	.75%
Actual		$1,000.00	$986.00	$3.75
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class I	.75%
Actual		$1,000.00	$986.10	$3.75
Hypothetical-C		$1,000.00	$1,021.42	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Series Blue Chip Growth Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Alphabet, Inc. Class A	7.4
Amazon.com, Inc.	6.1
Apple, Inc.	5.4
Facebook, Inc. Class A	3.9
NVIDIA Corp.	3.0
Tesla, Inc.	2.5
Salesforce.com, Inc.	2.2
Microsoft Corp.	2.1
Home Depot, Inc.	1.8
Broadcom Ltd.	1.8
36.2

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	41.6
Consumer Discretionary	27.1
Health Care	12.0
Industrials	5.8
Consumer Staples	4.6

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	97.0%
Convertible Securities	3.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments - 13.7%

 ** Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 26.7%
Auto Components - 0.0%
Aptiv PLC	37,400	$3,548,512
Automobiles - 2.5%
Tesla, Inc. (a)(b)	421,537	149,354,774
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	50,100	2,304,600
Chegg, Inc. (a)(b)	117,000	2,026,440
Grand Canyon Education, Inc. (a)	13,800	1,283,262
New Oriental Education & Technology Group, Inc. sponsored ADR	126,900	11,686,221
ServiceMaster Global Holdings, Inc. (a)	98,300	5,182,376
Weight Watchers International, Inc. (a)	19,400	1,247,226
		23,730,125
Hotels, Restaurants & Leisure - 3.5%
Alsea S.A.B. de CV	358,600	1,172,999
Caesars Entertainment Corp. (a)	405,800	5,660,910
Chipotle Mexican Grill, Inc. (a)	94,500	30,689,820
Delta Corp. Ltd. (a)	222,321	1,209,544
Eldorado Resorts, Inc. (a)	18,300	632,265
Hilton Grand Vacations, Inc. (a)	28,100	1,263,657
Hyatt Hotels Corp. Class A (a)	15,400	1,252,020
Las Vegas Sands Corp.	92,200	7,147,344
Marriott International, Inc. Class A	94,200	13,879,428
Marriott Vacations Worldwide Corp.	13,000	1,980,290
McDonald's Corp.	294,300	50,366,502
Melco Crown Entertainment Ltd. sponsored ADR	99,900	2,975,022
MGM Mirage, Inc.	432,100	15,750,045
Penn National Gaming, Inc. (a)	291,000	9,285,810
Royal Caribbean Cruises Ltd.	86,800	11,592,140
Shake Shack, Inc. Class A (a)(b)	181,800	7,946,478
Starbucks Corp.	355,720	20,208,453
U.S. Foods Holding Corp. (a)	290,900	9,346,617
Vail Resorts, Inc.	10,000	2,185,600
Wyndham Worldwide Corp.	74,000	9,185,620
Yum China Holdings, Inc.	171,900	7,974,441
		211,705,005
Household Durables - 0.7%
D.R. Horton, Inc.	105,800	5,189,490
Forbo Holding AG (Reg.)	390	659,533
Neinor Homes SLU (c)	49,700	1,141,543
Newell Brands, Inc.	109,900	2,905,756
Panasonic Corp.	118,900	1,765,332
SodaStream International Ltd. (a)	199,380	15,677,249
Sony Corp.	287,300	13,779,216
		41,118,119
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. (a)	252,380	366,175,618
Blue Apron Holdings, Inc. Class B	228,111	675,231
Boohoo.Com PLC (a)	943,200	2,482,212
Expedia, Inc.	13,300	1,702,533
JD.com, Inc. sponsored ADR (a)	930,300	45,798,669
Netflix, Inc. (a)	219,546	59,343,284
Priceline Group, Inc. (a)	25,400	48,566,070
Start Today Co. Ltd.	63,400	1,873,300
The Honest Co., Inc. (a)(d)(e)	71,609	1,322,217
Wayfair LLC Class A (a)	20,100	1,849,401
		529,788,535
Leisure Products - 0.1%
Spin Master Corp. (a)(c)	148,900	6,419,648
Media - 0.6%
AMC Entertainment Holdings, Inc. Class A (b)	42,900	549,120
CBS Corp. Class B	29,900	1,722,539
China Literature Ltd. (a)(c)	338,974	3,512,089
Live Nation Entertainment, Inc. (a)	42,500	1,915,050
Naspers Ltd. Class N	35,500	10,136,376
The Walt Disney Co.	79,500	8,639,265
Vivendi SA	20,700	607,293
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	2,954,333	7,385,833
		34,467,565
Multiline Retail - 1.5%
Avenue Supermarts Ltd. (c)	34,373	637,950
B&M European Value Retail S.A.	352,631	2,082,341
Dollar General Corp.	36,100	3,722,632
Dollar Tree, Inc. (a)	634,100	72,921,500
Macy's, Inc.	126,300	3,277,485
Nordstrom, Inc.	24,400	1,203,164
Ollie's Bargain Outlet Holdings, Inc. (a)	49,000	2,721,950
Target Corp.	53,000	3,986,660
V-Mart Retail Ltd. (a)	52,016	1,216,312
		91,769,994
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	20,000	2,339,800
Burlington Stores, Inc. (a)	61,600	7,497,336
Dick's Sporting Goods, Inc.	72,100	2,268,266
Floor & Decor Holdings, Inc. Class A	114,800	5,384,120
Home Depot, Inc.	550,200	110,535,180
Lowe's Companies, Inc.	314,100	32,895,693
O'Reilly Automotive, Inc. (a)	23,000	6,087,870
RH (a)(b)	335,818	31,563,534
Ross Stores, Inc.	187,400	15,439,886
The Children's Place Retail Stores, Inc.	20,800	3,115,840
TJX Companies, Inc.	205,300	16,489,696
		233,617,221
Textiles, Apparel & Luxury Goods - 4.7%
adidas AG	283,957	66,032,018
Canada Goose Holdings, Inc.	81,700	2,939,872
Despegar.com Corp.	73,300	2,231,985
G-III Apparel Group Ltd. (a)	89,480	3,342,078
Kering SA	79,100	40,048,653
lululemon athletica, Inc. (a)	525,959	41,135,253
LVMH Moet Hennessy - Louis Vuitton SA	22,484	7,043,139
Michael Kors Holdings Ltd. (a)	195,500	12,903,000
NIKE, Inc. Class B	416,100	28,386,342
Prada SpA	1,273,100	5,199,714
PVH Corp.	130,300	20,206,924
Shenzhou International Group Holdings Ltd.	160,000	1,651,614
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,100	28,837,119
Tapestry, Inc.	201,100	9,459,744
Tory Burch LLC (d)(e)(f)	106,817	5,402,804
Under Armour, Inc. Class C (non-vtg.) (a)(b)	214,900	2,761,465
VF Corp.	46,500	3,773,010
		281,354,734

TOTAL CONSUMER DISCRETIONARY		1,606,874,232

CONSUMER STAPLES - 4.2%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	97,300	21,354,431
Diageo PLC	89,216	3,211,096
Dr. Pepper Snapple Group, Inc.	35,600	4,248,860
Fever-Tree Drinks PLC	91,484	3,179,794
Monster Beverage Corp. (a)	470,643	32,111,972
		64,106,153
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	172,900	33,693,023
Kroger Co.	273,500	8,303,460
Performance Food Group Co. (a)	180,800	6,210,480
Walmart, Inc.	35,400	3,773,640
		51,980,603
Food Products - 0.3%
Blue Bottle Coffee, Inc. Class C (Escrow) (d)(e)	234,006	547,574
Bunge Ltd.	52,300	4,154,189
ConAgra Foods, Inc.	16,400	623,200
Danone SA	20,900	1,798,789
Darling International, Inc. (a)	95,200	1,765,008
Lamb Weston Holdings, Inc.	52,800	3,094,080
Pinnacle Foods, Inc.	10,300	637,982
The Hain Celestial Group, Inc. (a)	168,600	6,430,404
		19,051,226
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	39,900	4,726,554
Personal Products - 1.0%
Coty, Inc. Class A	497,900	9,763,819
Estee Lauder Companies, Inc. Class A	70,600	9,528,176
Herbalife Ltd. (a)(b)	253,438	21,032,820
Kose Corp.	24,900	4,300,208
Unilever NV (NY Reg.)	275,000	15,809,750
		60,434,773
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	16,396	1,120,612
sponsored ADR	479,800	32,674,380
Imperial Tobacco Group PLC	453	18,643
Juul Labs, Inc. (e)	2,450	53,606
Philip Morris International, Inc.	193,500	20,749,005
		54,616,246

TOTAL CONSUMER STAPLES		254,915,555

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Shelf Drilling Ltd. (c)	212,500	1,791,760
U.S. Silica Holdings, Inc. (b)	54,100	1,800,989
		3,592,749
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp.	294,478	17,683,404
Andeavor	29,300	3,169,088
Bharat Petroleum Corp. Ltd.	156,201	1,209,845
Cenovus Energy, Inc.	220,500	2,102,817
Cimarex Energy Co.	82,030	9,203,766
Continental Resources, Inc. (a)	360,364	20,011,013
Diamondback Energy, Inc. (a)	108,600	13,629,300
EOG Resources, Inc.	95,226	10,950,990
Marathon Petroleum Corp.	25,200	1,745,604
Oasis Petroleum, Inc. (a)	191,100	1,654,926
Petronet LNG Ltd.	172,492	691,352
Phillips 66 Co.	4,800	491,520
Pioneer Natural Resources Co.	72,700	13,297,557
Reliance Industries Ltd.	746,993	11,297,740
Valero Energy Corp.	42,200	4,049,934
Whiting Petroleum Corp. (a)	220,300	6,150,776
		117,339,632

TOTAL ENERGY		120,932,381

FINANCIALS - 4.1%
Banks - 2.0%
Bank of America Corp.	1,327,200	42,470,400
Citigroup, Inc.	321,789	25,254,001
First Republic Bank	13,300	1,191,015
HDFC Bank Ltd. sponsored ADR	91,900	9,979,421
JPMorgan Chase & Co.	305,772	35,368,647
Kotak Mahindra Bank Ltd. (a)	145,136	2,532,230
		116,795,714
Capital Markets - 1.9%
BlackRock, Inc. Class A	40,000	22,472,000
CBOE Holdings, Inc.	97,300	13,076,147
Charles Schwab Corp.	179,000	9,547,860
E*TRADE Financial Corp. (a)	47,400	2,497,980
Fairfax India Holdings Corp. (a)	427,900	7,899,034
Goldman Sachs Group, Inc.	113,300	30,351,937
KKR & Co. LP	51,400	1,237,712
Morgan Stanley	266,400	15,064,920
MSCI, Inc.	13,300	1,851,759
TD Ameritrade Holding Corp.	168,900	9,422,931
The Blackstone Group LP	34,500	1,260,975
		114,683,255
Consumer Finance - 0.0%
Synchrony Financial	46,900	1,860,992
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	24,000	5,145,120
GDS Holdings Ltd. ADR (a)	21,900	625,026
		5,770,146
Insurance - 0.1%
Chubb Ltd.	15,800	2,467,170
MetLife, Inc.	44,000	2,115,080
The Travelers Companies, Inc.	17,700	2,653,584
		7,235,834

TOTAL FINANCIALS		246,345,941

HEALTH CARE - 11.8%
Biotechnology - 7.7%
AC Immune SA (a)	223,150	2,981,284
ACADIA Pharmaceuticals, Inc. (a)	87,700	2,623,107
Acceleron Pharma, Inc. (a)	19,900	826,049
Achaogen, Inc. (a)	97,700	1,071,769
Agios Pharmaceuticals, Inc. (a)	134,323	10,579,279
Aimmune Therapeutics, Inc. (a)	104,500	3,679,445
Alexion Pharmaceuticals, Inc. (a)	387,904	46,284,705
Alkermes PLC (a)	361,300	20,655,521
Alnylam Pharmaceuticals, Inc. (a)	338,500	43,998,230
Amgen, Inc.	191,798	35,684,018
AnaptysBio, Inc.	27,200	2,866,608
Arena Pharmaceuticals, Inc. (a)	40,800	1,526,736
Ascendis Pharma A/S sponsored ADR (a)	116,100	5,917,617
BeiGene Ltd. ADR (a)	29,600	4,018,200
Biogen, Inc. (a)	116,600	40,554,646
BioMarin Pharmaceutical, Inc. (a)	83,000	7,489,090
bluebird bio, Inc. (a)	128,200	26,268,180
Blueprint Medicines Corp. (a)	11,600	912,340
Celgene Corp. (a)	212,400	21,486,384
Cellectis SA sponsored ADR (a)	25,300	795,938
Chiasma, Inc. warrants (a)	23,784	5,773
Chimerix, Inc. (a)	31,200	149,448
Coherus BioSciences, Inc. (a)	185,500	1,873,550
CytomX Therapeutics, Inc. (a)(c)	137,854	3,687,595
CytomX Therapeutics, Inc. (a)	53,200	1,423,100
DBV Technologies SA sponsored ADR (a)	33,900	785,124
Denali Therapeutics, Inc. (a)(b)	190,800	4,438,008
Editas Medicine, Inc. (a)(b)	145,389	5,308,152
Epizyme, Inc. (a)	77,100	1,245,165
Exact Sciences Corp. (a)	41,800	2,077,878
Exelixis, Inc. (a)	564,800	17,119,088
FibroGen, Inc. (a)	67,800	3,969,690
Flexion Therapeutics, Inc. (a)(b)	21,800	492,462
GenSight Biologics SA (a)(c)	204,014	1,646,408
Global Blood Therapeutics, Inc. (a)	157,100	9,096,090
Grifols SA ADR	30,900	767,865
Heron Therapeutics, Inc. (a)	35,600	770,740
Insmed, Inc. (a)	38,700	984,528
Intellia Therapeutics, Inc. (a)	125,557	3,226,815
Intercept Pharmaceuticals, Inc. (a)	76,600	4,756,860
Ionis Pharmaceuticals, Inc. (a)	62,200	3,266,744
Ironwood Pharmaceuticals, Inc. Class A (a)	376,316	5,573,240
La Jolla Pharmaceutical Co. (a)	49,300	1,689,018
Merrimack Pharmaceuticals, Inc.	61,320	643,860
Momenta Pharmaceuticals, Inc. (a)	35,300	600,100
Neurocrine Biosciences, Inc. (a)	198,000	16,923,060
Portola Pharmaceuticals, Inc. (a)	77,000	3,950,870
Prothena Corp. PLC (a)	38,700	1,617,660
Radius Health, Inc. (a)(b)	26,800	1,009,288
Regeneron Pharmaceuticals, Inc. (a)	126,580	46,410,557
Sage Therapeutics, Inc. (a)	112,886	21,425,763
Sarepta Therapeutics, Inc. (a)	30,000	1,966,200
Seattle Genetics, Inc. (a)	77,100	4,032,330
Seres Therapeutics, Inc. (a)	17,900	180,790
Trevena, Inc. (a)	265,000	431,950
Ultragenyx Pharmaceutical, Inc. (a)	33,600	1,792,560
Vertex Pharmaceuticals, Inc. (a)	39,200	6,541,304
Xencor, Inc. (a)	70,900	1,613,684
Zai Lab Ltd. ADR	45,800	1,234,768
		464,947,231
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co.	7,800	1,894,932
Boston Scientific Corp. (a)	967,000	27,037,320
Danaher Corp.	92,700	9,388,656
Fisher & Paykel Healthcare Corp.	68,174	670,715
Hoya Corp.	10,200	523,903
Insulet Corp. (a)	55,500	4,247,415
Intuitive Surgical, Inc. (a)	85,700	36,994,119
Invuity, Inc. (a)(b)	152,600	793,520
iRhythm Technologies, Inc. (a)	133,300	7,948,679
Novocure Ltd. (a)	46,000	1,032,700
Penumbra, Inc. (a)	4,300	428,280
Quanterix Corp. (a)	38,600	803,266
Stryker Corp.	4,300	706,834
		92,470,339
Health Care Providers & Services - 1.3%
Anthem, Inc.	23,000	5,700,550
Cigna Corp.	41,400	8,625,690
Humana, Inc.	120,300	33,904,149
OptiNose, Inc. (b)	121,224	2,297,195
UnitedHealth Group, Inc.	108,600	25,714,308
		76,241,892
Health Care Technology - 0.2%
Cerner Corp. (a)	86,600	5,986,658
Evolent Health, Inc. (a)(b)	85,900	1,211,190
Teladoc, Inc. (a)(b)	97,800	3,657,720
		10,855,568
Pharmaceuticals - 1.1%
Aclaris Therapeutics, Inc. (a)	42,700	944,524
Akcea Therapeutics, Inc.	221,800	4,801,970
Allergan PLC	132,900	23,956,554
Avexis, Inc. (a)	11,600	1,435,268
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(d)(e)(f)(g)	9,636	4,914,264
Dermira, Inc. (a)	64,700	1,845,244
Dova Pharmaceuticals, Inc.	36,900	1,175,634
GW Pharmaceuticals PLC ADR (a)	33,257	4,593,789
Intersect ENT, Inc. (a)	30,600	1,142,910
Jazz Pharmaceuticals PLC (a)	43,200	6,295,968
Nektar Therapeutics (a)	39,084	3,267,813
Perrigo Co. PLC	13,600	1,232,432
Revance Therapeutics, Inc. (a)	16,500	532,950
The Medicines Company (a)	170,200	5,638,726
Theravance Biopharma, Inc. (a)	17,300	457,412
Zogenix, Inc. (a)	30,000	1,090,500
		63,325,958

TOTAL HEALTH CARE		707,840,988

INDUSTRIALS - 5.7%
Aerospace & Defense - 0.9%
Bombardier, Inc. Class B (sub. vtg.) (a)	717,700	2,030,566
Elbit Systems Ltd.	12,800	1,917,312
General Dynamics Corp.	5,600	1,245,888
Northrop Grumman Corp.	45,900	15,630,327
Raytheon Co.	36,100	7,542,734
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	22,703	3,064,905
Class C (d)(e)	686	92,610
The Boeing Co.	70,000	24,805,900
		56,330,242
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)	165,700	15,648,708
Airlines - 1.3%
Allegiant Travel Co.	8,000	1,274,000
Azul SA sponsored ADR	98,800	2,883,972
Delta Air Lines, Inc.	300,800	17,076,416
InterGlobe Aviation Ltd. (c)	109,937	2,101,447
JetBlue Airways Corp. (a)	186,600	3,892,476
Ryanair Holdings PLC sponsored ADR (a)	10,400	1,276,184
Southwest Airlines Co.	463,700	28,192,960
Spirit Airlines, Inc. (a)	125,900	5,302,908
United Continental Holdings, Inc. (a)	210,200	14,255,764
Wizz Air Holdings PLC (a)(c)	97,631	4,800,458
		81,056,585
Building Products - 0.2%
Kajaria Ceramics Ltd.	205,790	2,045,111
Masco Corp.	165,300	7,382,298
		9,427,409
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	28,800	1,269,216
Evoqua Water Technologies Corp. (a)	84,500	1,931,670
HomeServe PLC	250,300	2,782,692
Novus Holdings Ltd.	13,281	5,527
		5,989,105
Construction & Engineering - 0.1%
Fluor Corp.	52,300	3,174,610
Electrical Equipment - 0.3%
AMETEK, Inc.	10,700	816,410
Fortive Corp.	24,450	1,858,689
Melrose Industries PLC	260,914	838,719
Nidec Corp.	13,200	2,124,458
Regal Beloit Corp.	111,300	8,670,270
Sensata Technologies Holding BV (a)	43,900	2,469,375
		16,777,921
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	93,600	14,945,112
ITT, Inc.	96,000	5,376,000
		20,321,112
Machinery - 1.4%
Allison Transmission Holdings, Inc.	53,500	2,366,840
Aumann AG (c)	42,400	3,505,939
Caterpillar, Inc.	308,000	50,136,240
Deere & Co.	18,600	3,095,412
Fanuc Corp.	2,900	787,113
Gardner Denver Holdings, Inc.	86,900	3,005,002
Kennametal, Inc.	35,600	1,736,568
Minebea Mitsumi, Inc.	26,400	600,851
Parker Hannifin Corp.	9,200	1,853,064
Rational AG	3,300	2,318,967
SMC Corp.	1,300	640,684
WABCO Holdings, Inc. (a)	73,400	11,332,226
Xylem, Inc.	80,900	5,845,834
		87,224,740
Professional Services - 0.1%
IHS Markit Ltd. (a)	109,600	5,231,208
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	75,900	3,412,464
J.B. Hunt Transport Services, Inc.	67,800	8,192,274
Knight-Swift Transportation Holdings, Inc. Class A	66,100	3,291,119
Landstar System, Inc.	17,300	1,921,165
		16,817,022
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	49,500	1,479,448
United Rentals, Inc. (a)	94,400	17,096,784
Univar, Inc. (a)	70,300	2,099,158
Wolseley PLC	9,187	709,081
		21,384,471
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd.	91,432	616,907

TOTAL INDUSTRIALS		340,000,040

INFORMATION TECHNOLOGY - 39.6%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	30,300	8,357,346
NETGEAR, Inc. (a)	161,000	11,221,700
		19,579,046
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	8,000	742,160
Corning, Inc.	102,200	3,190,684
Dell Technologies, Inc. (a)	145,300	10,418,010
SYNNEX Corp.	4,500	552,285
		14,903,139
Internet Software & Services - 14.0%
2U, Inc. (a)	56,300	4,181,401
Akamai Technologies, Inc. (a)	59,000	3,952,410
Alibaba Group Holding Ltd. sponsored ADR (a)	278,700	56,935,623
Alphabet, Inc. Class A (a)	375,713	444,175,424
ANGI Homeservices, Inc. Class A (a)	139,900	1,869,064
CarGurus, Inc. Class A (b)	95,388	3,195,498
Facebook, Inc. Class A (a)	1,261,955	235,846,770
GoDaddy, Inc. (a)	47,900	2,645,517
Gogo, Inc. (a)(b)	570,000	5,494,800
GrubHub, Inc. (a)(b)	8,200	592,450
IAC/InterActiveCorp (a)	4,700	681,359
LogMeIn, Inc.	4,900	616,420
Mail.Ru Group Ltd. GDR (Reg. S) (a)	126,800	4,159,040
Match Group, Inc. (a)(b)	23,000	803,620
Momo, Inc. ADR (a)	102,500	3,231,825
NetEase, Inc. ADR	28,900	9,252,624
New Relic, Inc. (a)	8,700	519,651
Nutanix, Inc. Class B (c)	230,044	7,384,412
Okta, Inc.	27,300	803,985
Shopify, Inc. Class A (a)	80,600	10,290,589
Stamps.com, Inc. (a)	31,700	6,462,045
Tencent Holdings Ltd.	556,800	32,899,891
Yandex NV Series A (a)	165,800	6,421,434
		842,415,852
IT Services - 4.0%
MasterCard, Inc. Class A	417,400	70,540,600
PayPal Holdings, Inc. (a)	632,300	53,947,836
Square, Inc. (a)	74,000	3,471,340
Teradata Corp. (a)	8,100	328,050
Vakrangee Ltd.	355,704	2,041,269
Visa, Inc. Class A	849,948	105,589,040
Worldpay, Inc. (a)	70,200	5,637,762
		241,555,897
Semiconductors & Semiconductor Equipment - 7.1%
ASM Pacific Technology Ltd.	236,000	3,222,028
ASML Holding NV	14,400	2,922,624
Broadcom Ltd.	431,700	107,074,551
Cypress Semiconductor Corp.	123,700	2,138,773
Inphi Corp. (a)	205,700	6,144,259
Intel Corp.	177,700	8,554,478
Lam Research Corp.	82,400	15,781,248
Marvell Technology Group Ltd.	1,075,000	25,079,750
Micron Technology, Inc. (a)	1,126,800	49,263,696
Monolithic Power Systems, Inc.	18,256	2,174,655
NVIDIA Corp.	722,320	177,546,256
Qualcomm, Inc.	259,800	17,731,350
Renesas Electronics Corp. (a)	505,800	5,960,460
WONIK IPS Co. Ltd. (a)	77,393	2,383,727
Xilinx, Inc.	36,800	2,687,136
		428,664,991
Software - 8.6%
Activision Blizzard, Inc.	1,293,028	95,852,166
Adobe Systems, Inc. (a)	221,520	44,250,835
Altair Engineering, Inc. Class A(a)	24,100	641,060
Appirio, Inc. (Escrow) (a)(d)(e)	43,764	10,787
Atlassian Corp. PLC (a)	15,300	826,047
Atom Tickets LLC (d)(e)(f)	344,068	1,999,998
Autodesk, Inc. (a)	65,200	7,538,424
Electronic Arts, Inc. (a)	184,500	23,424,120
Globant SA (a)(b)	15,800	717,952
HubSpot, Inc. (a)	17,800	1,727,490
Intuit, Inc.	45,900	7,706,610
Micro Focus International PLC	105,700	3,226,680
Microsoft Corp.	1,304,800	123,969,048
Nintendo Co. Ltd.	21,900	9,918,834
Paycom Software, Inc. (a)(b)	102,200	9,365,608
Red Hat, Inc. (a)	109,100	14,333,558
RingCentral, Inc. (a)	22,900	1,243,470
SailPoint Technologies Holding, Inc. (a)	75,700	1,266,461
Salesforce.com, Inc. (a)	1,145,667	130,502,928
SendGrid, Inc. (a)	35,400	795,438
Snap, Inc. Class A (a)(b)	394,672	5,335,965
Take-Two Interactive Software, Inc. (a)	21,100	2,672,737
Talend SA ADR (a)	40,300	1,570,491
Tanium, Inc. Class B (d)(e)	151,000	835,030
VMware, Inc. Class A (a)(b)	45,400	5,620,066
Workday, Inc. Class A (a)	88,000	10,550,320
Zendesk, Inc. (a)	236,600	9,113,832
		515,015,955
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	1,939,634	324,752,921

TOTAL INFORMATION TECHNOLOGY		2,386,887,801

MATERIALS - 2.7%
Chemicals - 2.3%
Cabot Corp.	21,234	1,436,268
CF Industries Holdings, Inc.	545,800	23,163,752
DowDuPont, Inc.	273,393	20,663,043
FMC Corp.	169,900	15,516,967
LG Chemical Ltd.	8,269	3,339,152
LyondellBasell Industries NV Class A	269,700	32,320,848
Nutrien Ltd. (a)	34,280	1,793,429
Orion Engineered Carbons SA	64,700	1,905,415
PPG Industries, Inc.	10,500	1,246,665
Sherwin-Williams Co.	5,800	2,419,238
The Chemours Co. LLC	375,000	19,357,500
The Mosaic Co.	23,300	636,090
Tronox Ltd. Class A	377,100	7,402,473
Westlake Chemical Corp.	36,000	4,053,600
		135,254,440
Construction Materials - 0.3%
Buzzi Unicem SpA	22,600	663,596
Eagle Materials, Inc.	72,600	8,134,830
Loma Negra Compania Industrial Argentina SA ADR (a)	88,600	2,105,136
Summit Materials, Inc.	300,752	9,609,026
		20,512,588
Metals & Mining - 0.1%
China Molybdenum Co. Ltd. (H Shares)	6,048,000	4,654,300
Franco-Nevada Corp.	14,800	1,131,659
Glencore Xstrata PLC	363,060	2,081,036
		7,866,995

TOTAL MATERIALS		163,634,023

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	6,700	3,049,773
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	110,600	7,200,060
UTILITIES - 0.0%
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	184,000	605,677
ENN Energy Holdings Ltd.	82,000	633,136
		1,238,813
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (a)	46,900	713,349

TOTAL UTILITIES		1,952,162

TOTAL COMMON STOCKS
(Cost $3,228,568,120)		5,839,632,956

Preferred Stocks - 3.2%
Convertible Preferred Stocks - 3.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(d)(e)(f)	24,573	3,438,500
Topgolf International, Inc. Series F (d)(e)	106,191	1,468,993
		4,907,493
Internet & Direct Marketing Retail - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)(e)	1,581,852	8,841,066
The Honest Co., Inc.:
Series C (a)(d)(e)	167,087	5,221,068
Series D (a)(d)(e)	27,712	934,817
Series E (d)(e)	143,059	2,804,643
		17,801,594
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (d)(e)	94,313	2,338,019
TOTAL CONSUMER DISCRETIONARY		25,047,106
CONSUMER STAPLES - 0.4%
Tobacco - 0.4%
PAX Labs, Inc. Series C (a)(d)(e)	945,100	20,678,788
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)(e)	1,527,120	4,352,292
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series F (d)(e)	195,114	2,709,002
Axcella Health, Inc. Series C (a)(d)(e)	248,015	3,204,354
Immunocore Ltd. Series A (a)(d)(e)	4,035	1,502,283
		7,415,639
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(d)(e)	813,618	5,247,836
TOTAL HEALTH CARE		12,663,475
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	42,650	5,757,750
Series H (d)(e)	6,348	856,980
		6,614,730
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	253,888	1,421,773
TOTAL INDUSTRIALS		8,036,503
INFORMATION TECHNOLOGY - 2.0%
Internet Software & Services - 1.7%
ContextLogic, Inc. Series G (d)(e)	34,750	4,675,022
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	922,232	302,907
Reddit, Inc. Series B (d)(e)	129,280	2,039,250
Starry, Inc. Series C (d)(e)	1,477,502	1,362,257
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)(e)	2,578,476	90,504,508
Series E, 8.00% (a)(d)(e)	47,420	1,664,442
		100,548,386
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)(e)	307,049	6,171,685
Software - 0.2%
Appirio, Inc. Series E (Escrow) (a)(d)(e)	306,351	77,862
Cloudflare, Inc. Series D, 8.00% (a)(d)(e)	323,080	1,935,249
Compass, Inc. Series E (d)(e)	13,605	918,041
Dataminr, Inc. Series D (a)(d)(e)	115,901	1,191,462
Delphix Corp. Series D (a)(d)(e)	242,876	1,454,827
Malwarebytes Corp. Series B (a)(d)(e)	329,349	4,465,972
Taboola.Com Ltd. Series E (a)(d)(e)	289,958	4,456,654
		14,500,067
TOTAL INFORMATION TECHNOLOGY		121,220,138

TOTAL CONVERTIBLE PREFERRED STOCKS		191,998,302

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	11,100	2,439,549
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (d)(e)	945,100	1,256,983

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,696,532

TOTAL PREFERRED STOCKS
(Cost $119,278,606)		195,694,834

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.39% (h)	3,224,647	3,225,292
Fidelity Securities Lending Cash Central Fund 1.40% (h)(i)	213,206,631	213,227,952
TOTAL MONEY MARKET FUNDS
(Cost $216,453,244)		216,453,244
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $3,564,299,970)		6,251,781,034
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(230,144,555)
NET ASSETS - 100%		$6,021,636,479

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,629,249 or 0.6% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $218,831,307 or 3.6% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,709,002
Appirio, Inc. (Escrow)	7/7/17	$10,096
Appirio, Inc. Series E (Escrow)	11/24/16	$77,863
AppNexus, Inc. Series E	8/1/14	$6,150,867
Atom Tickets LLC	8/15/17	$1,999,998
Axcella Health, Inc. Series C	1/30/15	$2,499,991
Blue Bottle Coffee, Inc. Class C (Escrow)	10/30/17	$547,574
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$3,179,880
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,999,997
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 6/24/15	$2,010,032
Compass, Inc. Series E	11/3/17	$918,041
ContextLogic, Inc. Series G	10/24/17	$4,675,022
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$302,907
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$3,084,966
Mulberry Health, Inc. Series A8	1/20/16	$5,495,786
Oportun Finance Corp. Series H	2/6/15	$4,348,169
PAX Labs, Inc. Series A	5/22/15	$699,375
PAX Labs, Inc. Series C	5/22/15	$2,939,260
Peloton Interactive, Inc. Series E	3/31/17	$2,042,989
Reddit, Inc. Series B	7/26/17	$1,835,324
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Starry, Inc. Series C	12/8/17	$1,362,257
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
The Honest Co., Inc. Series E	9/28/17	$2,804,643
Topgolf International, Inc. Series F	11/10/17	$1,468,993
Tory Burch LLC	5/14/15	$7,600,030
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$40,000,027
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,579,919
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$5,974,752
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,426
Fidelity Securities Lending Cash Central Fund	1,139,979
Total	$1,198,405

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,634,360,887	$1,570,066,709	$25,136,218	$39,157,960
Consumer Staples	276,851,326	243,883,670	10,430,705	22,536,951
Energy	120,932,381	120,932,381	--	--
Financials	250,698,233	246,345,941	--	4,352,292
Health Care	720,504,463	702,397,048	529,676	17,577,739
Industrials	348,036,543	332,689,419	4,153,106	11,194,018
Information Technology	2,508,107,939	2,335,262,801	48,779,185	124,065,953
Materials	163,634,023	163,634,023	--	--
Real Estate	3,049,773	3,049,773	--	--
Telecommunication Services	7,200,060	7,200,060	--	--
Utilities	1,952,162	1,952,162	--	--
Money Market Funds	216,453,244	216,453,244	--	--
Total Investments in Securities:	$6,251,781,034	$5,943,867,231	$89,028,890	$218,884,913

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$154,201,176
Net Realized Gain (Loss) on Investment Securities	(1,385)
Net Unrealized Gain (Loss) on Investment Securities	(39,089,156)
Cost of Purchases	8,965,414
Proceeds of Sales	(10,096)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$124,065,953
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$(39,089,156)
Other Investments in Securities
Beginning Balance	$69,781,675
Net Realized Gain (Loss) on Investment Securities	3,051,546
Net Unrealized Gain (Loss) on Investment Securities	25,162,433
Cost of Purchases	9,455,636
Proceeds of Sales	(10,848,626)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,783,704)
Ending Balance	$94,818,960
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$20,463,592

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Cayman Islands	3.6%
Singapore	1.8%
Germany	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	6.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $211,616,545) — See accompanying schedule: Unaffiliated issuers (cost $3,347,846,726)	$6,035,327,790
Fidelity Central Funds (cost $216,453,244)	216,453,244
Total Investment in Securities (cost $3,564,299,970)		$6,251,781,034
Restricted cash		176,464
Foreign currency held at value (cost $370,622)		370,595
Receivable for investments sold		253,673,649
Receivable for fund shares sold		944
Dividends receivable		1,211,518
Distributions receivable from Fidelity Central Funds		154,095
Other receivables		363,188
Total assets		6,507,731,487
Liabilities
Payable for investments purchased	$29,397,175
Payable for fund shares redeemed	242,615,492
Other payables and accrued expenses	853,550
Collateral on securities loaned	213,228,791
Total liabilities		486,095,008
Net Assets		$6,021,636,479
Net Assets consist of:
Paid in capital		$3,075,361,396
Undistributed net investment income		417,795
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		259,160,306
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,686,696,982
Net Assets		$6,021,636,479
Series Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($6,021,636,479 ÷ 400,668,099 shares)		$15.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$18,675,014
Income from Fidelity Central Funds (including $1,139,979 from security lending)		1,198,405
Total income		19,873,419
Expenses
Custodian fees and expenses	$98,948
Independent trustees' fees and expenses	11,091
Interest	6,120
Miscellaneous	8,196
Total expenses before reductions	124,355
Expense reductions	(81,204)	43,151
Net investment income (loss)		19,830,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $523)	393,060,946
Fidelity Central Funds	4,897
Foreign currency transactions	(5,342)
Total net realized gain (loss)		393,060,501
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $583,520)	638,475,656
Fidelity Central Funds	(4,049)
Assets and liabilities in foreign currencies	5,431
Total change in net unrealized appreciation (depreciation)		638,477,038
Net gain (loss)		1,031,537,539
Net increase (decrease) in net assets resulting from operations		$1,051,367,807

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,830,268	$19,600,185
Net realized gain (loss)	393,060,501	587,442,057
Change in net unrealized appreciation (depreciation)	638,477,038	616,542,740
Net increase (decrease) in net assets resulting from operations	1,051,367,807	1,223,584,982
Distributions to shareholders from net investment income	(30,301,164)	(22,221,065)
Distributions to shareholders from net realized gain	(594,846,797)	(63,873,266)
Total distributions	(625,147,961)	(86,094,331)
Share transactions - net increase (decrease)	74,407,463	(1,796,179,085)
Total increase (decrease) in net assets	500,627,309	(658,688,434)
Net Assets
Beginning of period	5,521,009,170	6,179,697,604
End of period	$6,021,636,479	$5,521,009,170
Other Information
Undistributed net investment income end of period	$417,795	$10,888,691

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Blue Chip Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$14.07	$11.47	$13.36	$11.18	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.03	.02	.03	.02
Net realized and unrealized gain (loss)	2.48	2.74	(.42)	2.27	1.17
Total from investment operations	2.53	2.77	(.40)	2.30	1.19
Distributions from net investment income	(.07)	(.03)	(.02)	(.02)	(.01)
Distributions from net realized gain	(1.50)	(.14)	(1.48)	(.10)	–
Total distributions	(1.57)	(.17)	(1.49)C	(.12)	(.01)
Net asset value, end of period	$15.03	$14.07	$11.47	$13.36	$11.18
Total ReturnD,E	19.61%	24.50%	(2.63)%	20.74%	11.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	.59%	.73%	.79%	.74%H
Expenses net of fee waivers, if any	- %H,I	.59%	.73%	.78%	.74%H
Expenses net of all reductions	- %H,I	.59%	.73%	.78%	.74%H
Net investment income (loss)	.69%H	.26%	.17%	.20%	.26%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,021,636	$2,208,451	$2,417,952	$2,831,293	$3,288,708
Portfolio turnover rateJ	38%H	47%	55%	57%	67%H,K

 A For the period November 7, 2013 (commencement of operations) to July 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $1.477 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Series Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which FMR or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Blue Chip Growth.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$218,884,913	Market approach	Transaction price	$0.92- $139.93 / $43.46	Increase
			Liquidity preference	$16.35 - $45.76 / $34.80	Increase
		Market comparable	Transaction price	$10.08- $330.00 / $195.34	Increase
			Enterprise value/Sales multiple (EV/S)	0.8 - 14.3 / 4.7	Increase
			Discount rate	7.5% - 69.1% / 19.1%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.1	Increase
			Price/Earnings multiple (P/E)	14.6	Increase
			Enterprise value/Gross profit (EV/GP)	5.5	Increase
			Premium rate	8.0% - 108.0% / 25.0%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 15.7%	Decrease
			Liquidity preference	$4.84 - $23.41 / $16.42	Increase
			Proxy premium	28.2% - 54.5% / 44.8%	Increase
		Recovery value	Recovery value	0.2% - 2.3% / 1.5%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,746,231,941
Gross unrealized depreciation	(67,122,972)
Net unrealized appreciation (depreciation)	$2,679,108,969
Tax cost	$3,572,672,065

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $23,317,863 in these Subsidiaries, representing .39% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,079,653,849 and $1,581,940,943, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,633 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$149,750,000	1.47%	$6,120

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,196 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $13,504,316. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $17,933 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $81,204 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Series Blue Chip Growth	$30,301,164	$6,353,988
Class F	–	15,867,077
Total	$30,301,164	$22,221,065
From net realized gain
Series Blue Chip Growth	$594,846,797	$24,770,768
Class F	–	39,102,498
Total	$594,846,797	$63,873,266

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Series Blue Chip Growth
Shares sold	255,959,791	16,702,875	$3,590,750,207	$213,421,848
Reinvestment of distributions	46,816,082	2,696,789	625,147,961	31,124,756
Shares redeemed	(59,099,753)	(73,247,198)	(838,948,050)	(899,683,273)
Net increase (decrease)	243,676,120	(53,847,534)	$3,376,950,118	$(655,136,669)
Class F
Shares sold	1,143,505	31,746,375	$16,094,327	$392,182,056
Reinvestment of distributions	–	4,765,212	–	54,969,575
Shares redeemed	(236,497,812)	(128,891,023)	(3,318,636,982)	(1,588,194,047)
Net increase (decrease)	(235,354,307)	(92,379,436)	$(3,302,542,655)	$(1,141,042,416)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Series Blue Chip Growth	-- %C
Actual		$1,000.00	$1,196.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%

 D Amount represents less than $.005

 E 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

XS1-SANN-0318
1.967988.104

Fidelity® Series Real Estate Equity Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Simon Property Group, Inc.	6.9
AvalonBay Communities, Inc.	5.7
Boston Properties, Inc.	5.1
Ventas, Inc.	4.4
Essex Property Trust, Inc.	4.2
Public Storage	4.0
Extra Space Storage, Inc.	3.7
Prologis, Inc.	3.4
DCT Industrial Trust, Inc.	3.3
SL Green Realty Corp.	3.2
43.9

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Apartments	18.6
REITs - Office Property	16.8
REITs - Regional Malls	11.1
REITs - Health Care	9.1
REITs - Diversified	8.9

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	98.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 0.3%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.4%
REITs - Apartments - 18.6%
American Homes 4 Rent Class A	1,347,500	$28,014,525
AvalonBay Communities, Inc.	432,135	73,635,804
Education Realty Trust, Inc.	497,200	16,422,516
Equity Residential (SBI)	445,751	27,462,719
Essex Property Trust, Inc.	232,167	54,090,268
Mid-America Apartment Communities, Inc.	417,335	39,801,239
		239,427,071
REITs - Diversified - 8.9%
Corrections Corp. of America	180,300	4,184,763
Digital Realty Trust, Inc.	150,700	16,870,865
Duke Realty Corp.	1,293,500	34,161,335
Equinix, Inc.	72,000	32,773,680
Washington REIT (SBI)	927,300	26,576,418
		114,567,061
REITs - Health Care - 9.1%
Healthcare Realty Trust, Inc.	834,600	24,929,502
Sabra Health Care REIT, Inc.	180,270	3,262,887
Ventas, Inc.	1,019,663	57,070,538
Welltower, Inc.	526,991	31,603,650
		116,866,577
REITs - Hotels - 7.5%
DiamondRock Hospitality Co.	2,407,200	28,308,672
Host Hotels & Resorts, Inc.	1,871,200	38,846,112
Sunstone Hotel Investors, Inc.	1,776,305	29,930,739
		97,085,523
REITs - Management/Investment - 1.3%
American Assets Trust, Inc.	289,400	10,204,244
American Tower Corp.	45,000	6,646,500
		16,850,744
REITs - Manufactured Homes - 2.8%
Equity Lifestyle Properties, Inc.	416,145	35,921,636
REITs - Office Property - 16.8%
Boston Properties, Inc.	532,049	65,819,782
Corporate Office Properties Trust (SBI)	608,092	16,600,912
Douglas Emmett, Inc.	802,958	31,050,386
Highwoods Properties, Inc. (SBI)	655,052	31,363,890
Hudson Pacific Properties, Inc.	958,873	30,655,170
SL Green Realty Corp.	409,400	41,152,888
		216,643,028
REITs - Regional Malls - 11.1%
General Growth Properties, Inc.	926,818	21,344,619
Simon Property Group, Inc.	543,823	88,844,363
Taubman Centers, Inc.	220,322	13,582,851
The Macerich Co.	305,900	19,751,963
		143,523,796
REITs - Shopping Centers - 5.4%
Acadia Realty Trust (SBI)	580,615	14,259,904
Cedar Realty Trust, Inc.	1,695,651	8,664,777
DDR Corp.	1,596,300	12,961,956
Urban Edge Properties	1,461,550	34,171,039
		70,057,676
REITs - Storage - 7.7%
Extra Space Storage, Inc.	578,596	48,301,194
Public Storage	263,087	51,501,911
		99,803,105
REITs - Warehouse/Industrial - 8.1%
Americold Realty Trust (a)	384,600	7,030,488
DCT Industrial Trust, Inc.	710,901	42,078,230
Prologis, Inc.	683,306	44,490,054
Rexford Industrial Realty, Inc.	276,704	8,215,342
Terreno Realty Corp.	91,224	3,247,574
		105,061,688
Specialized REITs - 0.1%
Safety Income and Growth, Inc.	57,210	1,007,468

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,256,815,373

Hotels, Restaurants & Leisure - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Marriott International, Inc. Class A	15,700	2,313,238
Real Estate Management & Development - 0.6%
Real Estate Development - 0.3%
Howard Hughes Corp. (a)	30,000	3,778,800
Real Estate Operating Companies - 0.3%
Vonovia SE	90,000	4,437,176

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		8,215,976

TOTAL COMMON STOCKS
(Cost $1,135,353,243)		1,267,344,587

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.39% (b)
(Cost $13,683,351)	13,680,615	13,683,351
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $1,149,036,594)		1,281,027,938
NET OTHER ASSETS (LIABILITIES) - 0.7%		9,548,430
NET ASSETS - 100%		$1,290,576,368

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,209
Fidelity Securities Lending Cash Central Fund	899
Total	$105,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,135,353,243)	$1,267,344,587
Fidelity Central Funds (cost $13,683,351)	13,683,351
Total Investment in Securities (cost $1,149,036,594)		$1,281,027,938
Receivable for investments sold		2,555,455
Receivable for fund shares sold		70,120,909
Dividends receivable		191,762
Distributions receivable from Fidelity Central Funds		13,941
Other receivables		24,897
Total assets		1,353,934,902
Liabilities
Payable for investments purchased	$63,299,145
Payable for fund shares redeemed	45,983
Other payables and accrued expenses	13,406
Total liabilities		63,358,534
Net Assets		$1,290,576,368
Net Assets consist of:
Paid in capital		$1,157,238,544
Distributions in excess of net investment income		(661,491)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,008,275
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		131,991,040
Net Assets		$1,290,576,368
Series Real Estate Equity:
Net Asset Value, offering price and redemption price per share ($1,290,576,368 ÷ 104,474,350 shares)		$12.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$16,117,315
Income from Fidelity Central Funds		105,108
Total income		16,222,423
Expenses
Custodian fees and expenses	$16,596
Independent trustees' fees and expenses	2,414
Miscellaneous	1,792
Total expenses		20,802
Net investment income (loss)		16,201,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,518,981
Fidelity Central Funds	(407)
Foreign currency transactions	4,833
Total net realized gain (loss)		23,523,407
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(66,660,509)
Assets and liabilities in foreign currencies	(304)
Total change in net unrealized appreciation (depreciation)		(66,660,813)
Net gain (loss)		(43,137,406)
Net increase (decrease) in net assets resulting from operations		$(26,935,785)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,201,621	$23,552,245
Net realized gain (loss)	23,523,407	49,376,988
Change in net unrealized appreciation (depreciation)	(66,660,813)	(126,950,888)
Net increase (decrease) in net assets resulting from operations	(26,935,785)	(54,021,655)
Distributions to shareholders from net investment income	(21,381,353)	(22,513,621)
Distributions to shareholders from net realized gain	(41,065,770)	(79,459,350)
Total distributions	(62,447,123)	(101,972,971)
Share transactions - net increase (decrease)	145,228,692	174,092,049
Total increase (decrease) in net assets	55,845,784	18,097,423
Net Assets
Beginning of period	1,234,730,584	1,216,633,161
End of period	$1,290,576,368	$1,234,730,584
Other Information
Undistributed net investment income end of period	$–	$4,518,241
Distributions in excess of net investment income end of period	$(661,491)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Real Estate Equity Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.28	$15.28	$14.18	$13.85	$12.87	$12.39
Income from Investment Operations
Net investment income (loss)A	.17	.25	.27	.24	.23	.18
Net realized and unrealized gain (loss)	(.44)	(1.06)	2.07	1.11	1.31	.78
Total from investment operations	(.27)	(.81)	2.34	1.35	1.54	.96
Distributions from net investment income	(.22)	(.24)B	(.26)	(.23)	(.21)	(.17)
Distributions from net realized gain	(.43)	(.95)B	(.98)	(.79)	(.35)	(.31)
Total distributions	(.66)C	(1.19)	(1.24)	(1.02)	(.56)	(.48)
Net asset value, end of period	$12.35	$13.28	$15.28	$14.18	$13.85	$12.87
Total ReturnD,E	(2.23)%	(5.10)%	18.69%	10.04%	12.72%	8.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	.62%	.76%	.76%	.77%	.79%
Expenses net of fee waivers, if any	- %H,I	.62%	.76%	.75%	.77%	.79%
Expenses net of all reductions	- %H,I	.61%	.75%	.74%	.76%	.78%
Net investment income (loss)	2.61%H	1.91%	1.97%	1.69%	1.84%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$1,290,576	$559,956	$547,137	$577,786	$598,298	$531,188
Portfolio turnover rateJ	40%H	64%	64%	60%	69%	48%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.434 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Series Real Estate Equity Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Real Estate Equity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended July 31, 2017.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$168,897,092
Gross unrealized depreciation	(39,527,387)
Net unrealized appreciation (depreciation)	$129,369,705
Tax cost	$1,151,658,233

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $354,208,109 and $246,193,330, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,754 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,792 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $899. During the period, there were no securities loaned to FCM.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Series Real Estate Equity	$21,381,353	$9,577,572
Class F	–	12,936,049
Total	$21,381,353	$22,513,621
From net realized gain
Series Real Estate Equity	$41,065,770	$35,511,971
Class F	–	43,947,379
Total	$41,065,770	$79,459,350

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Series Real Estate Equity
Shares sold	63,199,385	8,118,474	$829,541,387	$105,907,726
Reinvestment of distributions	4,806,643	3,409,552	62,447,123	45,089,543
Shares redeemed	(5,712,130)	(5,147,441)	(74,554,088)	(68,244,635)
Net increase (decrease)	62,293,898	6,380,585	$817,434,422	$82,752,634
Class F
Shares sold	246,978	10,878,094	$3,247,831	$141,823,703
Reinvestment of distributions	–	4,301,069	–	56,883,428
Shares redeemed	(51,071,400)	(8,146,141)	(675,453,561)	(107,367,716)
Net increase (decrease)	(50,824,422)	7,033,022	$(672,205,730)	$91,339,415

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Series Real Estate Equity	- %-C
Actual		$1,000.00	$977.70	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%

 D Amount represents less than $.005.

 E 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SLE-SANN-0318
1.930456.106

Fidelity® Series Real Estate Income Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2018

% of fund's net assets
Equity Lifestyle Properties, Inc.	1.4
Acadia Realty Trust (SBI)	1.2
Apartment Investment & Management Co. Class A	1.0
Ventas, Inc.	0.9
MFA Financial, Inc.	0.8
5.3

Top 5 Bonds as of January 31, 2018

% of fund's net assets
Senior Housing Properties Trust 4.75% 5/1/24	1.4
RWT Holdings, Inc. 5.625% 11/15/19	1.3
American Realty Capital Properties, Inc. 3.75% 12/15/20	1.0
IAS Operating Partnership LP 5% 3/15/18	0.9
PennyMac Corp. 5.375% 5/1/20	0.8
5.4

Top Five REIT Sectors as of January 31, 2018

% of fund's net assets
REITs - Mortgage	18.4
REITs - Health Care	6.5
REITs - Diversified	6.2
REITs - Apartments	4.4
REITs - Shopping Centers	2.9

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Common Stocks	14.4%
Preferred Stocks	20.8%
Bonds	44.9%
Convertible Securities	9.3%
Other Investments	4.5%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

 * Foreign investments - 1.3%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Bluegreen Vacations Corp.	22,900	$434,871
Wyndham Worldwide Corp.	17,300	2,147,449
		2,582,320
FINANCIALS - 2.4%
Capital Markets - 0.2%
Ellington Financial LLC	112,900	1,647,211
Insurance - 0.1%
FNF Group	21,500	838,070
Mortgage Real Estate Investment Trusts - 2.1%
Anworth Mortgage Asset Corp.	190,500	925,830
Arbor Realty Trust, Inc.	169,900	1,384,685
Chimera Investment Corp.	81,200	1,379,588
Dynex Capital, Inc.	129,500	841,750
Five Oaks Investment Corp.	17,008	55,616
Great Ajax Corp.	138,526	1,850,707
Invesco Mortgage Capital, Inc.	194,300	3,155,432
MFA Financial, Inc.	1,017,600	7,286,016
New Residential Investment Corp.	54,900	949,221
Redwood Trust, Inc.	4,000	59,560
Two Harbors Investment Corp.	56,100	827,475
		18,715,880

TOTAL FINANCIALS		21,201,161

REAL ESTATE - 11.7%
Equity Real Estate Investment Trusts (REITs) - 11.7%
Acadia Realty Trust (SBI)	454,800	11,169,888
Altisource Residential Corp. Class B	18,400	202,584
American Homes 4 Rent Class A	182,365	3,791,368
American Tower Corp.	29,300	4,327,610
Apartment Investment & Management Co. Class A	212,400	8,886,816
AvalonBay Communities, Inc.	14,300	2,436,720
Cedar Realty Trust, Inc.	52,600	268,786
Colony NorthStar, Inc.	652,499	5,859,441
DDR Corp.	166,700	1,353,604
Douglas Emmett, Inc.	16,600	641,922
Equinix, Inc.	9,000	4,096,710
Equity Lifestyle Properties, Inc.	146,300	12,628,614
Extra Space Storage, Inc.	45,500	3,798,340
Gramercy Property Trust	40,400	1,019,696
Healthcare Realty Trust, Inc.	47,500	1,418,825
Healthcare Trust of America, Inc.	88,250	2,436,583
Lexington Corporate Properties Trust	384,422	3,467,486
Mid-America Apartment Communities, Inc.	53,414	5,094,093
National Retail Properties, Inc.	16,400	650,752
Omega Healthcare Investors, Inc. (a)	79,900	2,160,496
Public Storage	11,800	2,309,968
Rexford Industrial Realty, Inc.	21,200	629,428
Sabra Health Care REIT, Inc.	195,600	3,540,360
Safety Income and Growth, Inc.	46,000	810,060
Select Income REIT	18,700	418,132
Senior Housing Properties Trust (SBI)	258,600	4,481,538
Spirit Realty Capital, Inc.	74,200	606,214
Store Capital Corp.	122,100	2,992,671
Terreno Realty Corp.	54,180	1,928,808
Ventas, Inc.	143,528	8,033,262
VEREIT, Inc.	326,900	2,353,680
WP Carey, Inc.	12,100	784,201
WP Glimcher, Inc.	76,700	504,686
		105,103,342
TOTAL COMMON STOCKS
(Cost $112,182,221)		128,886,823

Preferred Stocks - 22.8%
Convertible Preferred Stocks - 2.0%
FINANCIALS - 0.9%
Mortgage Real Estate Investment Trusts - 0.9%
Great Ajax Corp. 7.25%	257,500	6,417,595
Sutherland Asset Management Corp. 7.00%	68,900	1,728,701
		8,146,296
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	8,241	303,966
Ashford Hospitality Prime, Inc. 5.50%	17,193	330,037
iStar Financial, Inc. Series J, 4.50%	35,000	1,642,697
Lexington Corporate Properties Trust Series C, 6.50%	70,019	3,516,767
RLJ Lodging Trust 1.95%	38,600	999,547
Wheeler REIT, Inc. 8.75%	208,000	3,621,280
		10,414,294

TOTAL CONVERTIBLE PREFERRED STOCKS		18,560,590

Nonconvertible Preferred Stocks - 20.8%
FINANCIALS - 9.3%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	760,515
Brookfield Asset Management, Inc. 4.75%	17,500	361,809
		1,122,324
Mortgage Real Estate Investment Trusts - 9.2%
AG Mortgage Investment Trust, Inc.:
8.00%	137,584	3,390,070
8.25%	1,300	32,799
AGNC Investment Corp.:
Series B, 7.75%	29,100	749,325
Series C, 7.00%	61,500	1,564,560
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	844,053
Annaly Capital Management, Inc.:
Series C, 7.625%	25,139	632,246
Series D, 7.50%	83,513	2,094,506
Series E, 7.625%	118,588	2,987,232
Series F, 6.95%	198,300	5,022,939
Series G, 6.50% (b)	118,900	2,926,129
Anworth Mortgage Asset Corp. Series A, 8.625%	141,118	3,628,144
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	89,058	2,241,625
Arbor Realty Trust, Inc.:
7.375%	24,800	633,144
Series A, 8.25%	41,922	1,061,465
Series B, 7.75%	40,000	1,010,884
Series C, 8.50%	15,000	389,280
Armour Residential REIT, Inc. Series B, 7.875%	25,701	642,029
Capstead Mortgage Corp. Series E, 7.50%	37,016	934,654
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	41,500	1,045,800
Chimera Investment Corp.:
Series A, 8.00%	36,000	914,040
Series B, 8.00%	279,551	7,110,324
CYS Investments, Inc.:
Series A, 7.75%	10,314	257,231
Series B, 7.50%	113,333	2,748,325
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,436,719
Series B, 7.625%	47,335	1,125,626
Five Oaks Investment Corp. Series A, 8.75%	28,863	721,575
Invesco Mortgage Capital, Inc.:
7.50%	187,900	4,584,760
Series A, 7.75%	30,151	755,886
Series B, 7.75%	188,998	4,809,999
MFA Financial, Inc.:
8.00%	108,747	2,815,460
Series B, 7.50%	188,749	4,716,838
New York Mortgage Trust, Inc.:
Series B, 7.75%	78,802	1,901,051
Series C, 7.875%	117,633	2,873,774
Series D, 8.00%	52,100	1,282,963
PennyMac Mortgage Investment Trust:
8.125%	59,000	1,469,100
Series B, 8.00%	94,500	2,343,600
Resource Capital Corp.:
8.25%	14,240	354,718
8.625%	2,011	51,281
Two Harbors Investment Corp.:
Series A, 8.125%	104,500	2,731,630
Series B, 7.625%	73,400	1,848,212
Series C, 7.25%	90,116	2,186,755
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	23,000	592,480
		82,463,231
TOTAL FINANCIALS		83,585,555
REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 11.3%
American Homes 4 Rent:
5.875%	44,883	1,108,610
Series C, 5.50%	141,510	4,020,299
Series D, 6.50%	40,000	1,024,400
Series E, 6.35%	40,000	1,013,600
Series G, 5.875%	34,800	850,164
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	12,945	327,250
Series F, 7.375%	52,000	1,230,622
Series G, 7.375%	20,000	469,800
Series H, 7.50%	28,700	680,190
Series I, 7.50%	28,600	679,250
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	102,400	2,580,480
Series C, 7.625%	27,200	666,900
Series D, 7.125%	24,000	592,800
CBL & Associates Properties, Inc. Series D, 7.375%	38,729	775,742
Cedar Realty Trust, Inc.:
Series B, 7.25%	22,518	563,610
Series C, 6.50%	50,200	1,161,628
City Office REIT, Inc. Series A, 6.625%	25,500	636,735
Colony NorthStar, Inc.:
Series B, 8.25%	42,790	1,077,880
Series D, 8.50%	52,135	1,328,139
Series E, 8.75%	93,516	2,447,314
Series G, 7.50%	6,800	164,723
Series H, 7.125%	122,975	2,828,425
Series I, 7.15%	192,000	4,435,200
Series J, 7.15%	193,800	4,439,958
DDR Corp.:
Series J, 6.50%	70,181	1,708,318
Series K, 6.25%	25,489	619,383
Digital Realty Trust, Inc.:
Series C, 6.625%	16,000	422,080
Series G, 5.875%	28,270	702,510
Series H, 7.375%	10,000	262,800
Farmland Partners, Inc. Series B, 6.00%	110,000	2,802,228
General Growth Properties, Inc. Series A, 6.375%	34,690	870,025
Gladstone Commercial Corp. Series D, 7.00%	101,200	2,580,600
Gladstone Land Corp. Series A, 6.375%	11,000	282,921
Global Medical REIT, Inc. Series A, 7.50%	22,800	557,232
Global Net Lease, Inc. Series A, 7.25%	80,200	2,002,594
Government Properties Income Trust 5.875%	37,500	948,375
Hersha Hospitality Trust Series D, 6.50%	40,000	968,400
Investors Real Estate Trust Series C, 6.625%	54,100	1,333,024
iStar Financial, Inc.:
Series D, 8.00%	25,742	649,471
Series G, 7.65%	96,000	2,411,520
Series I, 7.50%	26,900	672,500
Jernigan Capital, Inc. Series B, 7.00% (b)	8,700	209,670
Kimco Realty Corp. Series M, 5.25%	22,400	519,680
LaSalle Hotel Properties:
Series I, 6.375%	47,339	1,171,640
Series J, 6.30%	40,000	975,200
Monmouth Real Estate Investment Corp. Series C, 6.125%	40,400	988,588
National Retail Properties, Inc. Series E, 5.70%	46,124	1,143,875
National Storage Affiliates Trust Series A, 6.00% (b)	11,300	281,370
Pebblebrook Hotel Trust:
Series C, 6.50%	71,130	1,769,714
Series D, 6.375%	50,000	1,240,000
Pennsylvania (REIT):
Series B, 7.375%	55,408	1,356,942
Series C, 7.20%	9,000	212,490
Series D, 6.875%	25,700	602,665
Plymouth Industrial REIT, Inc. Series A, 7.50%	28,100	703,343
Prologis, Inc. Series Q, 8.54%	15,800	1,094,774
PS Business Parks, Inc. Series U, 5.75%	102,483	2,568,224
Public Storage:
Series F, 5.15%	28,000	664,440
Series G, 5.05%	7,100	165,927
Series Y, 6.375%	19,826	513,890
RAIT Financial Trust:
7.125%	82,863	1,963,024
7.625%	46,080	937,728
Rexford Industrial Realty, Inc.:
Series A, 5.875%	25,000	590,750
Series B, 5.875% (b)	49,100	1,144,030
Sabra Health Care REIT, Inc. Series A, 7.125%	99,665	2,514,538
Saul Centers, Inc.:
Series C, 6.875%	69,596	1,749,650
Series D, 6.125% (b)	15,000	370,008
Sotherly Hotels, Inc.:
Series B, 8.00%	12,000	302,039
Series C, 7.875%	18,100	452,319
Spirit Realty Capital, Inc. Series A, 6.00%	15,500	376,340
Stag Industrial, Inc.:
Series B, 6.625%	10,000	252,300
Series C, 6.875%	17,000	433,532
Summit Hotel Properties, Inc.:
Series D, 6.45%	40,000	1,008,000
Series E, 6.25%	32,000	798,400
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,000	204,800
Series F, 6.45%	16,000	405,120
Taubman Centers, Inc. Series K, 6.25%	19,561	493,231
UMH Properties, Inc.:
Series B, 8.00%	150,700	4,120,138
Series C, 6.75%	58,520	1,471,778
Series D, 6.375%	19,700	478,907
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	33,500	869,660
Series H, 6.25%	48,000	1,192,800
VEREIT, Inc. Series F, 6.70%	259,383	6,533,858
WP Glimcher, Inc.:
Series H, 7.50%	53,575	1,268,656
Series I, 6.875%	10,483	246,020
		101,257,758
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP Series B, 7.90%	20,800	516,880
TOTAL REAL ESTATE		101,774,638
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	30,700	642,204

TOTAL NONCONVERTIBLE PREFERRED STOCKS		186,002,397

TOTAL PREFERRED STOCKS
(Cost $201,758,599)		204,562,987
	Principal Amount	Value

Corporate Bonds - 25.5%
Convertible Bonds - 7.3%
FINANCIALS - 5.7%
Diversified Financial Services - 0.1%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (c)	1,120,000	1,104,583
Mortgage Real Estate Investment Trusts - 5.6%
Arbor Realty Trust, Inc. 5.375% 11/15/20	700,000	700,622
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22	2,940,000	2,894,598
Colony Financial, Inc.:
3.875% 1/15/21	3,220,000	3,125,165
5% 4/15/23	3,395,000	3,354,386
IAS Operating Partnership LP 5% 3/15/18 (c)	8,460,000	8,460,000
PennyMac Corp. 5.375% 5/1/20	6,884,000	6,747,298
Redwood Trust, Inc. 4.625% 4/15/18	2,200,000	2,202,200
Resource Capital Corp.:
4.5% 8/15/22	870,000	840,540
6% 12/1/18	1,110,000	1,122,488
8% 1/15/20	1,810,000	1,891,450
RWT Holdings, Inc. 5.625% 11/15/19	11,250,000	11,362,815
Starwood Property Trust, Inc. 4.375% 4/1/23	2,680,000	2,692,864
Two Harbors Investment Corp. 6.25% 1/15/22	780,000	791,845
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	3,570,000	3,492,610
		49,678,881
TOTAL FINANCIALS		50,783,464
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Realty Capital Properties, Inc. 3.75% 12/15/20	8,660,000	8,780,062
RAIT Financial Trust 4% 10/1/33	6,300,000	5,953,091
		14,733,153

TOTAL CONVERTIBLE BONDS		65,516,617

Nonconvertible Bonds - 18.2%
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 0.9%
ESH Hospitality, Inc. 5.25% 5/1/25 (c)	3,460,000	3,485,950
FelCor Lodging LP 6% 6/1/25	1,380,000	1,435,200
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	460,000	504,850
Times Square Hotel Trust 8.528% 8/1/26 (c)	2,100,354	2,418,226
		7,844,226
Household Durables - 3.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (c)	1,435,000	1,438,588
6.875% 2/15/21 (c)	2,669,000	2,709,035
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (c)	1,280,000	1,276,800
6.75% 3/15/25	1,035,000	1,086,750
8.75% 3/15/22	1,330,000	1,453,025
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)	1,060,000	1,102,082
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (c)	2,000,000	2,110,000
6.5% 12/15/20 (c)	2,425,000	2,473,500
CalAtlantic Group, Inc. 5.875% 11/15/24	315,000	343,350
D.R. Horton, Inc.:
4.375% 9/15/22	825,000	859,171
5.75% 8/15/23	490,000	543,558
KB Home 8% 3/15/20	2,395,000	2,613,544
Lennar Corp. 4.5% 4/30/24	590,000	596,667
M/I Homes, Inc.:
5.625% 8/1/25	490,000	498,575
6.75% 1/15/21	735,000	760,725
Meritage Homes Corp.:
5.125% 6/6/27	885,000	896,063
6% 6/1/25	2,085,000	2,246,588
7% 4/1/22	2,005,000	2,250,613
7.15% 4/15/20	1,940,000	2,095,200
New Home Co. LLC 7.25% 4/1/22	1,640,000	1,713,800
Ryland Group, Inc. 6.625% 5/1/20	445,000	476,150
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)	760,000	811,300
TRI Pointe Homes, Inc. 5.25% 6/1/27	875,000	883,750
William Lyon Homes, Inc.:
5.875% 1/31/25	455,000	465,238
7% 8/15/22	1,245,000	1,288,575
		32,992,647
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	240,000	245,700
TOTAL CONSUMER DISCRETIONARY		41,082,573
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,670,000	2,382,975
6.625% 6/15/24	1,900,000	1,805,000
Albertsons, Inc. 8.7% 5/1/30	845,000	792,188
C&S Group Enterprises LLC 5.375% 7/15/22 (c)	1,280,000	1,196,800
Cumberland Farms, Inc. 6.75% 5/1/25 (c)	365,000	389,638
		6,566,601
FINANCIALS - 0.6%
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,659,000	1,636,327
Five Point Operation Co. LP 7.875% 11/15/25 (c)	1,125,000	1,147,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	835,375
6.25% 2/1/22 (c)	280,000	288,400
		3,907,602
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25 (c)	700,000	691,250
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC 8.375% 11/15/22 (c)	690,000	700,350
TOTAL FINANCIALS		5,299,202
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (c)	1,255,000	1,292,650
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	4,040,000	4,130,900
5.5% 2/1/21	4,450,000	4,566,813
		9,990,363
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (c)	650,000	677,625
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	615,000	627,300
REAL ESTATE - 11.0%
Equity Real Estate Investment Trusts (REITs) - 8.8%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	1,000,000	1,026,723
American Homes 4 Rent 4.25% 2/15/28	2,000,000	1,988,840
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,640,000	1,699,299
Care Capital Properties LP 5.125% 8/15/26	3,451,000	3,421,164
CBL & Associates LP:
4.6% 10/15/24	5,401,000	4,761,484
5.25% 12/1/23	3,500,000	3,273,764
5.95% 12/15/26	2,434,000	2,242,924
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	890,000	901,125
CubeSmart LP 4.8% 7/15/22	1,000,000	1,057,083
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,063,930
DDR Corp.:
3.625% 2/1/25	148,000	145,792
4.625% 7/15/22	370,000	387,230
Equinix, Inc. 5.375% 5/15/27	1,175,000	1,233,750
HCP, Inc.:
4% 6/1/25	2,000,000	2,034,503
4.25% 11/15/23	1,185,000	1,231,733
Health Care REIT, Inc.:
4% 6/1/25	1,010,000	1,030,034
4.125% 4/1/19	1,000,000	1,014,924
Healthcare Realty Trust, Inc. 3.75% 4/15/23	967,000	974,734
Highwoods/Forsyth LP 3.625% 1/15/23	393,000	392,834
Hospitality Properties Trust 5% 8/15/22	823,000	869,165
iStar Financial, Inc.:
4.625% 9/15/20	1,140,000	1,154,250
5% 7/1/19	4,235,000	4,253,528
5.25% 9/15/22	715,000	713,213
6% 4/1/22	1,490,000	1,523,525
Lexington Corporate Properties Trust:
4.25% 6/15/23	2,500,000	2,496,745
4.4% 6/15/24	385,000	383,577
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,030,000	1,019,906
5.25% 8/1/26	795,000	818,850
6.375% 3/1/24	790,000	842,140
National Retail Properties, Inc. 3.5% 10/15/27	579,000	558,286
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	579,000	580,145
4.5% 4/1/27	455,000	436,357
4.75% 1/15/28	1,479,000	1,437,194
4.95% 4/1/24	627,000	645,322
Potlatch Corp. 7.5% 11/1/19	811,000	871,825
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	887,812
Regency Centers LP 3.6% 2/1/27	442,000	431,645
SBA Communications Corp. 4% 10/1/22 (c)	425,000	418,625
Select Income REIT:
4.15% 2/1/22	1,992,000	1,991,048
4.25% 5/15/24	890,000	872,634
4.5% 2/1/25	3,457,000	3,424,007
Senior Housing Properties Trust:
3.25% 5/1/19	500,000	501,371
4.75% 5/1/24	11,978,000	12,350,097
6.75% 4/15/20	576,000	609,458
6.75% 12/15/21	2,000,000	2,188,802
VEREIT Operating Partnership LP 4.875% 6/1/26	2,055,000	2,131,298
WP Carey, Inc.:
4% 2/1/25	344,000	342,536
4.25% 10/1/26	905,000	909,200
4.6% 4/1/24	1,968,000	2,027,045
		78,571,476
Real Estate Management & Development - 2.2%
Greystar Real Estate Partners 5.75% 12/1/25 (c)	985,000	1,012,088
Host Hotels & Resorts LP 6% 10/1/21	485,000	527,278
Howard Hughes Corp. 5.375% 3/15/25 (c)	2,930,000	2,959,300
Hunt Companies, Inc. 9.625% 3/1/21 (c)	1,540,000	1,622,390
Kennedy-Wilson, Inc. 5.875% 4/1/24	5,500,000	5,637,500
Mattamy Group Corp.:
6.5% 10/1/25 (c)	815,000	858,806
6.875% 12/15/23 (c)	1,985,000	2,099,138
Mid-America Apartments LP:
3.75% 6/15/24	337,000	341,705
4.3% 10/15/23	740,000	773,103
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (c)	495,000	520,369
Washington Prime Group LP 5.95% 8/15/24	3,590,000	3,643,370
		19,995,047
TOTAL REAL ESTATE		98,566,523

TOTAL NONCONVERTIBLE BONDS		162,810,187

TOTAL CORPORATE BONDS
(Cost $219,295,600)		228,326,804

Asset-Backed Securities - 3.5%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (c)	1,740,000	1,950,813
Series 2015-SFR1 Class E, 5.639% 4/17/52 (c)	1,354,586	1,460,011
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (c)	1,624,000	1,795,549
Class XS, 0% 10/17/45 (c)(d)(e)(f)	944,061	9
Colony American Homes Series 2014-2A Class F, 1 month U.S. LIBOR + 3.350% 4.827% 7/17/31 (c)(d)(g)	786,614	789,114
Colony Starwood Homes Series 2016-2A Class F, 1 month U.S. LIBOR + 4.150% 5.627% 12/17/33 (c)(d)(g)	1,500,000	1,555,315
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,299,298
Series 2002-2 Class M2, 9.163% 3/1/33	1,853,371	1,697,101
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	442,179	452,958
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 5.0739% 7/17/34 (c)(d)(g)	1,099,000	1,123,392
Home Partners of America Trust Series 2016-2 Class F, 1 month U.S. LIBOR + 5.250% 6.1595% 10/17/33 (c)(d)(g)	607,000	623,256
Invitation Homes Trust:
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.6408% 6/17/32 (c)(d)(g)	450,000	453,522
Series 2015-SFR3 Class F, 1 month U.S. LIBOR + 3.650% 6.2095% 8/17/32 (c)(d)(g)	2,000,000	2,031,938
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 4.4908% 12/17/36 (c)(d)(g)	1,407,000	1,434,288
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 3.100% 4.611% 3/17/37 (c)(d)(g)(h)	2,058,000	2,067,920
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	2,665,189	1,860,638
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (c)	588,000	618,852
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 6.4595% 9/17/33 (c)(d)(g)	1,541,000	1,589,039
Series 2017-SFR1 Class F, 5.35% 8/17/34 (c)	526,000	536,849
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (c)(g)	426,000	423,913
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	211,372	152,191
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.0908% 1/17/35 (c)(d)(g)	994,000	1,007,351
Class F, 1 month U.S. LIBOR + 3.400% 4.8908% 1/17/35 (c)(d)(g)	2,132,000	2,131,994
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (c)	1,432,000	1,441,391
Series 2017-SFR2 Class F, 5.16% 1/17/36 (c)	628,000	617,211
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (c)	456,000	470,233
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (c)	1,453,000	1,478,451
TOTAL ASSET-BACKED SECURITIES
(Cost $29,931,473)		31,062,597

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3671% 12/25/46 (c)(d)	811,000	845,103
Series 2010-K7 Class B, 5.6853% 4/25/20 (c)(d)	2,605,000	2,735,219
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,348,837)		3,580,322

Commercial Mortgage Securities - 22.8%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (c)(d)	2,000,000	2,008,403
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (c)	588,000	487,014
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2844% 9/10/28 (c)(d)	1,626,000	1,566,188
Class F, 4.4272% 9/10/28 (c)(d)	800,000	731,353
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.8095% 10/15/32 (c)(d)(g)	2,119,000	2,129,578
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (c)(d)	806,000	776,290
Class F, 5.4883% 4/10/29 (c)(d)	1,890,000	1,792,224
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (c)	2,188,000	1,813,099
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (c)(d)	561,000	560,515
Class F, 3.7859% 4/10/28 (c)(d)	1,882,000	1,861,034
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 5.431% 7/15/30 (c)(d)(g)	1,154,000	1,148,638
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (c)	124,607	127,044
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.0989% 9/10/46 (c)(d)	2,496,000	2,383,533
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.9095% 7/15/27 (c)(d)(g)	567,000	570,575
Series 2016-C3 Class D, 3% 11/15/49 (c)	2,911,000	2,229,551
Series 2016-SMPL Class E, 4.509% 9/10/31 (c)	299,000	298,903
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (c)	2,000,000	1,506,349
Series 2012-CR1:
Class C, 5.3197% 5/15/45 (d)	3,000,000	3,131,506
Class D, 5.3197% 5/15/45 (c)(d)	1,917,000	1,866,943
Class G, 2.462% 5/15/45 (c)	399,000	241,289
Series 2012-LC4:
Class C, 5.6049% 12/10/44 (d)	780,000	799,943
Class D, 5.6049% 12/10/44 (c)(d)	3,532,000	3,163,657
Series 2013-CCRE6 Class E, 4.067% 3/10/46 (c)(d)	147,000	117,633
Series 2013-CR10 Class D, 4.7886% 8/10/46 (c)(d)	1,756,000	1,534,660
Series 2013-CR12 Class D, 5.0787% 10/10/46 (c)(d)	2,900,000	2,424,604
Series 2013-CR6 Class F, 4.0668% 3/10/46 (c)(d)	1,459,000	933,756
Series 2013-CR9 Class D, 4.2541% 7/10/45 (c)(d)	790,000	677,451
Series 2013-LC6 Class D, 4.3076% 1/10/46 (c)(d)	2,732,000	2,545,468
Series 2014-UBS2 Class D, 5.0146% 3/10/47 (c)(d)	537,000	455,434
Series 2016-CD1 Class D, 2.7711% 8/10/49 (c)(d)	2,104,000	1,677,677
Series 2017-CD4 Class D, 3.3% 5/10/50 (c)	450,000	372,973
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5975% 5/10/43 (c)(d)	1,924,053	1,917,361
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2 Class D, 4.832% 8/15/45 (c)(d)	500,000	494,533
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (c)(d)	2,067,000	2,007,944
Series 2015-WEST Class F, 4.2268% 2/10/37 (c)(d)	2,496,000	2,397,079
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (c)	752,000	672,003
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (c)(d)	840,000	809,008
Series 2017-CX9 Class D, 4.161% 9/15/50 (c)	432,000	376,294
CSMC Trust:
floater Series 2015-DEAL:
Class E, 1 month U.S. LIBOR + 4.000% 5.559% 4/15/29 (c)(d)(g)	2,000,000	2,006,828
Class F, 1 month U.S. LIBOR + 4.750% 6.309% 4/15/29 (c)(d)(g)	3,697,000	3,697,001
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.727% 11/15/33 (c)(d)(g)	2,700,000	2,729,239
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (c)(d)	2,047,000	1,822,405
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6978% 11/10/46 (c)(d)	2,745,000	2,861,046
Class G, 4.652% 11/10/46 (c)	2,640,000	2,324,776
Series 2011-LC3A Class D, 5.3404% 8/10/44 (c)(d)	728,000	756,512
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.577% 12/25/43 (d)(e)	4,947,000	338,331
Series K012 Class X3, 2.252% 1/25/41 (d)(e)	2,799,981	171,429
Series K013 Class X3, 2.9089% 1/25/43 (d)(e)	4,806,000	377,916
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class DFX, 3.3822% 12/15/34 (c)(d)	300,000	299,854
Class EFX, 3.3822% 12/15/34 (c)(d)	2,947,000	2,917,258
Class FFX, 3.3822% 12/15/34 (c)(d)	2,608,000	2,569,729
Class GFX, 3.3822% 12/15/34 (c)(d)	2,333,000	2,286,509
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (d)	53,447	53,509
GP Portfolio Trust Series 2014-GPP Class E, 1 month U.S. LIBOR + 4.100% 5.577% 2/15/27 (c)(d)(g)	1,615,000	1,588,835
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1827% 12/10/43 (c)(d)	2,000,000	2,020,846
Series 2011-GC5:
Class D, 5.3984% 8/10/44 (c)(d)	2,075,000	2,010,190
Class E, 5.3984% 8/10/44 (c)(d)	756,000	613,050
Class F, 4.5% 8/10/44 (c)	588,000	297,329
Series 2012-GC6:
Class C, 5.6521% 1/10/45 (c)(d)	2,400,000	2,498,267
Class D, 5.6521% 1/10/45 (c)(d)	1,816,000	1,735,359
Class E, 5% 1/10/45 (c)(d)	831,000	710,609
Series 2012-GCJ7:
Class C, 5.7014% 5/10/45 (d)	3,500,000	3,657,403
Class D, 5.7014% 5/10/45 (c)(d)	3,425,000	3,326,063
Class E, 5% 5/10/45 (c)	1,760,000	1,435,086
Series 2012-GCJ9 Class D, 4.7478% 11/10/45 (c)(d)	1,507,000	1,449,213
Series 2013-GC14 Class D, 4.7629% 8/10/46 (c)(d)	320,000	308,801
Series 2013-GC16:
Class D, 5.3271% 11/10/46 (c)(d)	3,250,000	3,088,942
Class F, 3.5% 11/10/46 (c)	1,428,000	1,019,079
Series 2014-NEW Class D, 3.79% 1/10/31 (c)	490,000	492,000
Series 2016-GS3 Class D, 2.728% 10/10/49 (c)	602,000	471,890
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (c)	5,523,000	5,416,406
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (c)(d)	285,000	279,497
Class F, 4.0667% 2/10/29 (c)(d)	3,110,000	2,890,416
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (c)(d)	1,460,000	1,282,037
Series 2016-SFP Class F, 6.0801% 11/5/35 (c)	4,443,000	4,435,718
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (c)(d)	1,589,000	1,505,592
Class FFL, 1 month U.S. LIBOR + 2.850% 4.327% 6/15/34 (c)(d)(g)	664,000	666,486
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (c)	1,526,000	1,303,286
Series 2014-C26 Class D, 3.9241% 1/15/48 (c)(d)	602,000	516,025
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (c)	1,809,000	1,481,064
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0956% 12/15/49 (c)(d)	1,308,000	1,051,862
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4826% 1/12/37 (c)(d)	563,438	583,070
Series 2009-IWST Class D, 7.4453% 12/5/27 (c)(d)	2,779,000	2,973,354
Series 2010-CNTR Class D, 6.1838% 8/5/32 (c)(d)	1,216,000	1,277,273
Series 2012-CBX:
Class C, 5.2137% 6/15/45 (d)	1,240,000	1,279,497
Class E, 5.2137% 6/15/45 (c)(d)	865,000	851,384
Class G 4% 6/15/45 (c)	805,000	446,092
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP2 Class E, 4.981% 7/15/42 (d)	71,980	73,137
Series 2011-C3:
Class E, 5.6311% 2/15/46 (c)(d)	1,155,000	1,146,427
Class H, 4.409% 2/15/46 (c)(d)	1,320,000	965,162
Series 2011-C4 Class E, 5.5344% 7/15/46 (c)(d)	1,390,000	1,409,774
Series 2013-LC11:
Class D, 4.2027% 4/15/46 (d)	1,207,000	1,115,417
Class F, 3.25% 4/15/46 (c)(d)	482,000	279,503
Series 2015-UES Class F, 3.621% 9/5/32 (c)(d)	1,843,000	1,797,281
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5942% 5/12/39 (d)	431,766	435,077
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.6875% 8/15/45 (c)(d)	670,000	660,057
Series 2012-C6 Class D, 4.5752% 11/15/45 (c)(d)	2,000,000	2,011,995
Series 2013-C12 Class D, 4.7638% 10/15/46 (c)(d)	1,500,000	1,434,808
Series 2013-C13:
Class D, 4.8894% 11/15/46 (c)(d)	2,935,000	2,757,180
Class E, 4.8894% 11/15/46 (c)(d)	621,000	492,385
Series 2013-C7:
Class D, 4.2503% 2/15/46 (c)(d)	998,000	909,411
Class E, 4.2503% 2/15/46 (c)(d)	1,490,000	1,154,560
Series 2013-C9 Class C, 4.047% 5/15/46 (d)	588,000	578,820
Series 2016-C30 Class D, 3% 9/15/49 (c)	963,000	715,853
Series 2016-C31 Class D, 3% 11/15/49 (c)(d)	1,500,000	1,080,609
Series 2016-C32 Class D, 3.396% 12/15/49 (c)	1,071,000	798,126
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4205% 3/15/45 (c)(d)	2,586,000	2,204,982
Series 1997-RR Class F, 7.51% 4/30/39 (c)(d)	57,610	57,466
Series 1998-CF1 Class G, 7.35% 7/15/32 (c)	730,200	709,317
Series 2011-C2:
Class D, 5.4831% 6/15/44 (c)(d)	1,586,000	1,571,025
Class E, 5.4831% 6/15/44 (c)(d)	2,396,000	2,261,281
Class F, 5.4831% 6/15/44 (c)(d)	1,467,000	1,243,568
Class XB, 0.5345% 6/15/44 (c)(d)(e)	51,641,000	830,620
Series 2011-C3:
Class C, 5.1549% 7/15/49 (c)(d)	2,000,000	2,097,294
Class E, 5.1549% 7/15/49 (c)(d)	255,000	247,565
Class F, 5.1549% 7/15/49 (c)(d)	572,000	527,708
Class G, 5.1549% 7/15/49 (c)(d)	715,000	598,809
Series 2012-C4 Class D, 5.4205% 3/15/45 (c)(d)	1,640,000	1,567,009
Series 2015-MS1 Class D, 4.0301% 5/15/48 (c)(d)	1,922,000	1,639,514
Series 2015-UBS8 Class D, 3.18% 12/15/48 (c)	987,000	834,394
Series 2016-BNK2 Class C, 3% 11/15/49 (c)	2,312,000	1,864,243
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.4035% 8/15/19 (c)(d)(g)	1,352,451	1,360,900
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.727% 8/15/34 (c)(d)(g)	2,305,609	2,322,884
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (c)	3,328,000	3,350,283
Class E, 6.8087% 11/15/34 (c)	2,055,000	1,956,267
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (c)(d)	1,000,000	931,190
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	1,179,527	1,444,331
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5454% 5/10/45 (c)(d)	645,000	641,696
Class E, 5% 5/10/45 (c)(d)	1,165,000	986,714
Class F, 5% 5/10/45 (c)(d)	399,000	271,612
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (c)(d)	1,460,000	1,421,689
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7647% 10/15/45 (c)(d)	492,000	443,599
Class E, 4.7647% 10/15/45 (c)(d)	1,298,000	1,047,172
Series 2016-BNK1 Class D, 3% 8/15/49 (c)	1,260,000	1,013,978
Series 2016-C35 Class D, 3.142% 7/15/48 (c)	3,317,000	2,382,156
Series 2016-NXS6 Class D, 3.059% 11/15/49 (c)	906,000	683,142
Series 2017-C38 Class D, 3% 7/15/50 (c)(d)	757,000	602,436
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (c)	2,100,000	2,179,415
Class D, 5.6402% 3/15/44 (c)(d)	1,000,000	874,454
Series 2011-C5:
Class C, 5.6716% 11/15/44 (c)(d)	1,250,000	1,339,255
Class E, 5.6716% 11/15/44 (c)(d)	693,000	698,900
Class F, 5.25% 11/15/44 (c)(d)	2,000,000	1,734,498
Class G, 5.25% 11/15/44 (c)(d)	1,000,000	811,460
Series 2012-C10 Class E, 4.4476% 12/15/45 (c)(d)	910,000	686,526
Series 2012-C7 Class D, 4.8255% 6/15/45 (c)(d)	620,000	534,323
Series 2012-C8 Class E, 4.8935% 8/15/45 (c)(d)	524,000	502,343
Series 2013-C16 Class D, 5.0286% 9/15/46 (c)(d)	673,000	637,013
Series 2013-UBS1 Class D, 4.6237% 3/15/46 (c)(d)	859,000	794,960
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 5.1973% 11/15/29 (c)(d)(g)	952,061	953,599
Class G, 1 month U.S. LIBOR + 3.001% 4.497% 11/15/29 (c)(d)(g)	1,614,085	1,593,166
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (c)(d)	1,168,000	898,559
Class PR2, 3.516% 6/5/35 (c)(d)	459,000	328,593
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $198,814,894)		204,279,360

Bank Loan Obligations - 4.5%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.5%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 12/22/24(d)(g)	570,000	576,629
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 8/30/23 (d)(g)	794,973	801,499
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 11/30/23 (d)(g)	534,600	539,390
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (d)(g)	1,982,605	1,988,811
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9997% 4/27/24 (d)(g)	746,948	751,848
		4,658,177
Multiline Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/23/23 (d)(g)	1,902,381	1,831,841

TOTAL CONSUMER DISCRETIONARY		6,490,018

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (d)(g)	2,373,075	2,356,511
3 month U.S. LIBOR + 3.000% 4.6746% 12/21/22 (d)(g)	2,107,407	2,094,468
		4,450,979
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.4434% 12/19/20 (d)(g)	3,657,439	3,616,292
Panda Temple Power, LLC term loan 3 month U.S. LIBOR + 6.000% 7.6934% 4/3/19 (d)(g)	1,477,556	1,348,270
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3235% 10/2/23 (d)(g)	1,702,241	1,724,591
		6,689,153
FINANCIALS - 0.3%
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8245% 11/4/21 (d)(g)	2,412,439	2,411,088
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5595% 12/5/20(d)(g)	701,966	703,721

TOTAL FINANCIALS		3,114,809

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.4788% 1/27/21 (d)(g)	1,602,478	1,571,342
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3908% 12/20/24 (d)(g)	560,000	566,653
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.2595% 2/6/22 (d)(g)	5,000,000	4,843,750
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5572% 10/1/21 (d)(g)	1,239,170	1,253,111
QCP SNF West (REIT) LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.8235% 10/31/22 (d)(g)	1,197,900	1,210,634
		7,307,495
Real Estate Management & Development - 0.4%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 3/24/24 (d)(g)	556,093	559,224
Simply Storage Management LLC 8.2375% 9/6/21 (d)(f)	3,026,000	3,026,000
		3,585,224

TOTAL REAL ESTATE		10,892,719

UTILITIES - 0.8%
Electric Utilities - 0.3%
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.0735% 1/30/24 (d)(g)	1,806,312	1,813,989
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 6.0735% 1/30/24 (d)(g)	114,696	115,183
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.08% 12/2/21 (d)(g)	482,280	467,812
		2,396,984
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.0735% 4/13/23 (d)(g)	1,511,919	1,525,148
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.3112% 2/7/24 (d)(g)	281,347	284,034
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 10/18/22 (d)(g)	2,591,581	2,500,876
		4,310,058

TOTAL UTILITIES		6,707,042

TOTAL BANK LOAN OBLIGATIONS
(Cost $40,344,129)		40,482,715
	Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.39% (i)	50,233,760	50,243,807
Fidelity Securities Lending Cash Central Fund 1.40% (i)(j)	1,352,557	1,352,693
TOTAL MONEY MARKET FUNDS
(Cost $51,592,783)		51,596,500
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $857,268,536)		892,778,108
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,280,852
NET ASSETS - 100%		$895,058,960

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $264,713,101 or 29.6% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 security

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$206,283
Fidelity Securities Lending Cash Central Fund	2,009
Total	$208,292

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,582,320	$2,582,320	$--	$--
Financials	112,933,012	104,786,716	8,146,296	--
Real Estate	217,292,274	205,783,206	11,509,068	--
Utilities	642,204	642,204	--	--
Corporate Bonds	228,326,804	--	228,326,804	--
Asset-Backed Securities	31,062,597	--	31,062,588	9
Collateralized Mortgage Obligations	3,580,322	--	3,580,322	--
Commercial Mortgage Securities	204,279,360	--	204,279,360	--
Bank Loan Obligations	40,482,715	--	37,456,715	3,026,000
Money Market Funds	51,596,500	51,596,500	--	--
Total Investments in Securities:	$892,778,108	$365,390,946	$524,361,153	$3,026,009

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$10,051,425
Net Realized Gain (Loss) on Investment Securities	(6,195)
Net Unrealized Gain (Loss) on Investment Securities	9,485
Cost of Purchases	--
Proceeds of Sales	(2,275,425)
Amortization/Accretion	(3,290)
Transfers into Level 3	--
Transfers out of Level 3	(4,750,000)
Ending Balance	$3,026,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$(256)
Other Investments in Securities
Beginning Balance	$277,268
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(277,259)
Ending Balance	$9
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$--

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.3%
AAA,AA,A	3.1%
BBB	14.2%
BB	9.7%
B	12.1%
CCC,CC,C	1.5%
Not Rated	15.8%
Equities	37.2%
Short-Term Investments and Net Other Assets	6.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,354,704) — See accompanying schedule: Unaffiliated issuers (cost $805,675,753)	$841,181,608
Fidelity Central Funds (cost $51,592,783)	51,596,500
Total Investment in Securities (cost $857,268,536)		$892,778,108
Cash		251,351
Receivable for investments sold		5,585,459
Receivable for fund shares sold		153,783
Dividends receivable		331,188
Interest receivable		4,652,857
Distributions receivable from Fidelity Central Funds		53,480
Other receivables		1,200
Total assets		903,807,426
Liabilities
Payable for investments purchased
Regular delivery	$4,977,496
Delayed delivery	2,058,000
Payable for fund shares redeemed	352,501
Other payables and accrued expenses	7,769
Collateral on securities loaned	1,352,700
Total liabilities		8,748,466
Net Assets		$895,058,960
Net Assets consist of:
Paid in capital		$857,403,166
Distributions in excess of net investment income		(1,334,907)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,481,148
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,509,553
Net Assets		$895,058,960
Series Real Estate Income:
Net Asset Value, offering price and redemption price per share ($895,058,960 ÷ 83,058,601 shares)		$10.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$8,569,111
Interest		14,916,079
Income from Fidelity Central Funds		208,292
Total income		23,693,482
Expenses
Custodian fees and expenses	$7,890
Independent trustees' fees and expenses	1,758
Miscellaneous	1,307
Total expenses before reductions	10,955
Expense reductions	(6,938)	4,017
Net investment income (loss)		23,689,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,414,722
Fidelity Central Funds	1,985
Foreign currency transactions	(479)
Total net realized gain (loss)		9,416,228
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(32,366,269)
Fidelity Central Funds	(1,983)
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		(32,368,275)
Net gain (loss)		(22,952,047)
Net increase (decrease) in net assets resulting from operations		$737,418

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,689,465	$43,527,164
Net realized gain (loss)	9,416,228	9,060,937
Change in net unrealized appreciation (depreciation)	(32,368,275)	(3,286,317)
Net increase (decrease) in net assets resulting from operations	737,418	49,301,784
Distributions to shareholders from net investment income	(33,876,532)	(41,562,413)
Distributions to shareholders from net realized gain	(12,651,932)	(13,652,895)
Total distributions	(46,528,464)	(55,215,308)
Share transactions - net increase (decrease)	40,123,282	27,688,733
Total increase (decrease) in net assets	(5,667,764)	21,775,209
Net Assets
Beginning of period	900,726,724	878,951,515
End of period	$895,058,960	$900,726,724
Other Information
Undistributed net investment income end of period	$–	$8,852,160
Distributions in excess of net investment income end of period	$(1,334,907)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Real Estate Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.34	$11.43	$11.13	$11.47	$11.41	$11.10
Income from Investment Operations
Net investment income (loss)A	.29	.55	.52	.56	.58	.67
Net realized and unrealized gain (loss)	(.27)	.06	.42	(.01)	.31	.46
Total from investment operations	.02	.61	.94	.55	.89	1.13
Distributions from net investment income	(.42)	(.52)	(.53)	(.61)	(.59)	(.66)
Distributions from net realized gain	(.16)	(.18)	(.11)	(.29)	(.24)	(.16)
Total distributions	(.58)	(.70)	(.64)	(.89)B	(.83)	(.82)
Net asset value, end of period	$10.78	$11.34	$11.43	$11.13	$11.47	$11.41
Total ReturnC,D	.12%	5.65%	8.93%	5.05%	8.33%	10.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	.63%	.77%	.77%	.77%	.79%
Expenses net of fee waivers, if any	- %G,H	.63%	.77%	.77%	.77%	.79%
Expenses net of all reductions	- %G,H	.63%	.77%	.77%	.77%	.79%
Net investment income (loss)	5.24%G	4.89%	4.81%	5.03%	5.15%	5.85%
Supplemental Data
Net assets, end of period (000 omitted)	$895,058	$423,538	$411,102	$401,861	$409,084	$415,192
Portfolio turnover rateI	28%G	24%	24%	19%	33%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.89 per share is comprised of distributions from net investment income of $.606 and distributions from net realized gain of $.288 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Real Estate Income.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, equity-debt classifications, certain conversion ratio adjustments, foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,358,501
Gross unrealized depreciation	(13,810,455)
Net unrealized appreciation (depreciation)	$35,548,046
Tax cost	$857,230,062

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $122,986,408 and $131,432,842, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $434 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,307 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,009. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,612 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,326.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Series Real Estate Income	$33,876,532	$18,968,674
Class F	–	22,593,739
Total	$33,876,532	$41,562,413
From net realized gain
Series Real Estate Income	$12,651,932	$6,354,281
Class F	–	7,298,614
Total	$12,651,932	$13,652,895

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Series Real Estate Income
Shares sold	45,851,946	2,702,003	$520,809,199	$30,208,172
Reinvestment of distributions	4,218,210	2,298,349	46,528,464	25,322,955
Shares redeemed	(4,356,571)	(3,627,301)	(48,867,204)	(40,432,699)
Net increase (decrease)	45,713,585	1,373,051	$518,470,459	$15,098,428
Class F
Shares sold	191,320	3,810,903	$2,169,843	$42,458,442
Reinvestment of distributions	–	2,712,239	–	29,892,353
Shares redeemed	(42,260,435)	(5,374,089)	(480,517,020)	(59,760,490)
Net increase (decrease)	(42,069,115)	1,149,053	$(478,347,177)	$12,590,305

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Series Real Estate Income	-%-C
Actual		$1,000.00	$1,001.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period)

 C Amount represents less than .005%.

 D Amount represents less than $.005

 E 5% return per year before expenses

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www.fidelity.com

SRE-SANN-0318
1.924313.106

Fidelity® Series Small Cap Opportunities Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
RingCentral, Inc.	1.1
Primerica, Inc.	1.0
Wintrust Financial Corp.	1.0
EMCOR Group, Inc.	1.0
Nektar Therapeutics	1.0
EPAM Systems, Inc.	0.9
WSFS Financial Corp.	0.9
2U, Inc.	0.9
Aspen Technology, Inc.	0.9
BancFirst Corp.	0.8
9.5

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	17.9
Financials	17.5
Industrials	15.3
Health Care	14.7
Consumer Discretionary	12.0

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks and Equity Futures	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 9.2%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 1.1%
Fox Factory Holding Corp. (a)	365,400	$14,013,090
Standard Motor Products, Inc.	532,534	25,508,379
Visteon Corp. (a)	201,700	26,237,136
		65,758,605
Diversified Consumer Services - 0.4%
Service Corp. International	662,000	26,460,140
Hotels, Restaurants & Leisure - 2.3%
Bluegreen Vacations Corp.	902,200	17,132,778
Cedar Fair LP (depositary unit)	314,500	21,323,100
Eldorado Resorts, Inc. (a)	875,900	30,262,345
Marriott Vacations Worldwide Corp.	269,200	41,007,236
Penn National Gaming, Inc. (a)	723,200	23,077,312
		132,802,771
Household Durables - 2.8%
Cavco Industries, Inc. (a)	198,600	30,415,590
Helen of Troy Ltd. (a)	277,100	25,811,865
Taylor Morrison Home Corp. (a)	1,385,100	35,223,093
TopBuild Corp. (a)	501,900	38,415,426
TRI Pointe Homes, Inc. (a)	1,953,600	31,863,216
		161,729,190
Leisure Products - 0.5%
Brunswick Corp.	291,300	18,287,814
Johnson Outdoors, Inc. Class A	198,316	11,952,505
		30,240,319
Media - 0.8%
Cinemark Holdings, Inc.	590,600	21,734,080
Lions Gate Entertainment Corp. Class B (a)	856,300	27,401,600
		49,135,680
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	606,500	33,691,075
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	225,100	27,396,921
Murphy U.S.A., Inc. (a)	299,000	25,507,690
The Children's Place Retail Stores, Inc.	244,300	36,596,140
		89,500,751
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	287,500	24,641,625
Emerald Expositions Events, Inc.	857,100	18,496,218
Steven Madden Ltd. (a)	800,739	36,994,142
Wolverine World Wide, Inc.	1,045,600	34,327,048
		114,459,033

TOTAL CONSUMER DISCRETIONARY		703,777,564

CONSUMER STAPLES - 2.5%
Beverages - 0.2%
Cott Corp.	678,900	11,310,474
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	715,825	24,588,589
Food Products - 1.3%
Cranswick PLC	307,300	12,819,079
Hostess Brands, Inc. Class A (a)	860,057	11,868,787
Ingredion, Inc.	111,100	15,958,404
J&J Snack Foods Corp.	117,825	16,311,693
Lamb Weston Holdings, Inc.	258,900	15,171,540
		72,129,503
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	493,800	18,626,136
Personal Products - 0.3%
Inter Parfums, Inc.	352,200	16,060,320

TOTAL CONSUMER STAPLES		142,715,022

ENERGY - 4.4%
Energy Equipment & Services - 1.1%
Archrock, Inc.	868,478	8,076,845
Nabors Industries Ltd.	2,800,200	21,953,568
Rowan Companies PLC (a)	1,287,960	18,958,771
Total Energy Services, Inc.	1,491,277	16,610,158
		65,599,342
Oil, Gas & Consumable Fuels - 3.3%
Boardwalk Pipeline Partners, LP	1,391,154	17,472,894
Delek U.S. Holdings, Inc.	820,600	28,630,734
Diamondback Energy, Inc. (a)	218,793	27,458,522
Newfield Exploration Co. (a)	631,012	19,977,840
PDC Energy, Inc. (a)	536,700	27,827,895
Warrior Metropolitan Coal, Inc. (b)	1,209,400	33,826,918
WPX Energy, Inc. (a)	2,589,810	38,147,901
		193,342,704

TOTAL ENERGY		258,942,046

FINANCIALS - 17.5%
Banks - 9.9%
Associated Banc-Corp.	1,534,012	37,966,797
BancFirst Corp.	890,786	49,661,320
Banner Corp.	544,671	29,597,422
Boston Private Financial Holdings, Inc.	1,336,359	20,579,929
City Holding Co.	504,477	34,708,018
Columbia Banking Systems, Inc.	1,089,466	46,934,195
Community Bank System, Inc.	64,057	3,414,238
Cullen/Frost Bankers, Inc.	447,160	47,582,296
CVB Financial Corp.	1,459,700	34,156,980
First Merchants Corp.	955,348	41,232,820
Heartland Financial U.S.A., Inc.	268,087	14,248,824
Independent Bank Corp., Massachusetts	522,679	37,293,147
Stock Yards Bancorp, Inc.	898,834	32,313,082
Tompkins Financial Corp.	454,599	37,445,320
TowneBank	426,290	13,023,160
Trico Bancshares	925,918	34,240,448
WesBanco, Inc.	190,568	7,815,194
Wintrust Financial Corp.	675,639	58,037,390
		580,250,580
Capital Markets - 1.1%
Legg Mason, Inc.	454,613	19,375,606
OM Asset Management Ltd.	2,617,008	46,818,273
		66,193,879
Diversified Financial Services - 0.9%
Camping World Holdings, Inc.	450,700	20,168,825
Cotiviti Holdings, Inc. (a)	887,400	31,059,000
		51,227,825
Insurance - 2.8%
Employers Holdings, Inc.	805,870	34,168,888
First American Financial Corp.	701,000	41,408,070
James River Group Holdings Ltd.	837,673	31,831,574
Primerica, Inc.	575,900	58,165,900
		165,574,432
Thrifts & Mortgage Finance - 2.8%
Beneficial Bancorp, Inc.	1,951,555	31,712,769
Meridian Bancorp, Inc. Maryland	1,631,700	33,368,265
Washington Federal, Inc.	1,287,535	46,222,507
WSFS Financial Corp.	1,029,553	52,610,158
		163,913,699

TOTAL FINANCIALS		1,027,160,415

HEALTH CARE - 14.7%
Biotechnology - 8.2%
Abeona Therapeutics, Inc. (a)(b)	799,515	12,192,604
ACADIA Pharmaceuticals, Inc. (a)	356,327	10,657,741
Acorda Therapeutics, Inc. (a)	888,971	23,068,797
Agios Pharmaceuticals, Inc. (a)	325,029	25,599,284
Amarin Corp. PLC ADR (a)(b)	993,100	3,724,125
AnaptysBio, Inc.	221,600	23,354,424
Argenx SE ADR	135,700	10,527,606
Ascendis Pharma A/S sponsored ADR (a)	678,748	34,595,786
Atara Biotherapeutics, Inc. (a)	242,300	9,158,940
Audentes Therapeutics, Inc. (a)	615,000	21,586,500
BioMarin Pharmaceutical, Inc. (a)	148,044	13,358,010
bluebird bio, Inc. (a)	232,956	47,732,684
Cellectis SA sponsored ADR (a)	448,095	14,097,069
Curis, Inc. (a)	1,376,096	849,189
CytomX Therapeutics, Inc. (a)	289,700	7,749,475
CytomX Therapeutics, Inc. (a)(c)	105,499	2,822,098
FibroGen, Inc. (a)	394,400	23,092,120
Five Prime Therapeutics, Inc. (a)	325,600	6,512,000
Heron Therapeutics, Inc. (a)	531,800	11,513,470
Insmed, Inc. (a)	833,882	21,213,958
Intercept Pharmaceuticals, Inc. (a)	129,298	8,029,406
Ionis Pharmaceuticals, Inc. (a)	275,872	14,488,797
Kura Oncology, Inc. (a)	479,400	9,396,240
La Jolla Pharmaceutical Co. (a)	563,300	19,298,658
Mirati Therapeutics, Inc. (a)	511,800	13,255,620
Neurocrine Biosciences, Inc. (a)	290,482	24,827,497
Protagonist Therapeutics, Inc. (a)	562,600	12,861,036
Sage Therapeutics, Inc. (a)	103,100	19,568,380
Sienna Biopharmaceuticals, Inc. (b)	119,219	2,098,254
Spark Therapeutics, Inc. (a)	381,100	21,360,655
TESARO, Inc. (a)	183,500	12,378,910
		480,969,333
Health Care Equipment & Supplies - 3.3%
Cantel Medical Corp.	443,700	49,219,641
Integra LifeSciences Holdings Corp. (a)	518,436	27,300,840
iRhythm Technologies, Inc. (a)	492,700	29,379,701
Nanosonics Ltd. (a)	8,460,248	19,292,868
Novocure Ltd. (a)	445,800	10,008,210
Orthofix International NV (a)	138,738	7,969,111
Steris PLC	297,200	27,021,424
Wright Medical Group NV (a)	972,326	22,120,417
		192,312,212
Health Care Providers & Services - 0.9%
G1 Therapeutics, Inc.	688,500	16,462,035
NMC Health PLC	446,300	21,152,207
Premier, Inc. (a)	542,400	17,600,880
		55,215,122
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	335,000	36,689,200
Pharmaceuticals - 1.7%
Clearside Biomedical, Inc. (a)(b)	185,296	1,204,424
Innoviva, Inc. (a)	1,010,649	14,745,369
Nektar Therapeutics (a)	670,100	56,027,061
Prestige Brands Holdings, Inc. (a)	251,254	10,509,955
Theravance Biopharma, Inc. (a)(b)	578,221	15,288,163
		97,774,972

TOTAL HEALTH CARE		862,960,839

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.4%
Moog, Inc. Class A (a)	512,015	46,112,071
Teledyne Technologies, Inc. (a)	182,526	34,847,864
		80,959,935
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,239,109	30,804,250
Airlines - 0.4%
JetBlue Airways Corp. (a)	1,233,254	25,725,678
Building Products - 1.1%
Allegion PLC	288,645	24,855,221
GCP Applied Technologies, Inc. (a)	440,000	14,696,000
Simpson Manufacturing Co. Ltd.	462,507	27,167,661
		66,718,882
Commercial Services & Supplies - 1.8%
Deluxe Corp.	552,371	41,024,594
Interface, Inc.	1,551,670	38,714,167
Matthews International Corp. Class A	401,856	22,503,936
		102,242,697
Construction & Engineering - 2.9%
Comfort Systems U.S.A., Inc.	896,867	38,206,534
EMCOR Group, Inc.	705,361	57,331,742
KBR, Inc.	1,947,690	39,616,015
Valmont Industries, Inc.	210,367	34,416,041
		169,570,332
Industrial Conglomerates - 0.8%
ITT, Inc.	833,663	46,685,128
Machinery - 2.4%
AGCO Corp.	347,238	25,216,424
Colfax Corp. (a)	424,500	16,988,490
John Bean Technologies Corp.	273,100	31,065,125
SPX Flow, Inc. (a)	736,709	34,161,196
Standex International Corp.	296,560	31,123,972
		138,555,207
Road & Rail - 0.6%
Landstar System, Inc.	328,700	36,502,135
Trading Companies & Distributors - 3.4%
Kaman Corp.	698,830	43,816,641
MRC Global, Inc. (a)	1,769,276	31,811,582
SiteOne Landscape Supply, Inc. (a)	501,400	38,186,624
Titan Machinery, Inc. (a)	982,589	21,115,838
Watsco, Inc.	179,531	32,277,878
WESCO International, Inc. (a)	478,786	32,629,266
		199,837,829

TOTAL INDUSTRIALS		897,602,073

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	115,200	4,450,176
Electronic Equipment & Components - 3.2%
ePlus, Inc. (a)	460,902	35,581,634
Jabil, Inc.	203,261	5,168,927
Orbotech Ltd. (a)	625,757	33,327,818
Plexus Corp. (a)	621,296	37,122,436
Tech Data Corp. (a)	423,396	42,453,917
TTM Technologies, Inc. (a)	2,110,785	34,806,845
		188,461,577
Internet Software & Services - 3.0%
2U, Inc. (a)	707,200	52,523,744
Five9, Inc. (a)	1,431,700	37,238,517
j2 Global, Inc.	563,200	45,050,368
New Relic, Inc. (a)	343,700	20,529,201
Web.com Group, Inc. (a)	981,068	22,809,831
		178,151,661
IT Services - 3.3%
Amdocs Ltd.	176,300	12,058,920
EPAM Systems, Inc. (a)	468,660	55,058,177
Euronet Worldwide, Inc. (a)	479,282	44,990,201
ExlService Holdings, Inc. (a)	607,221	36,888,676
Maximus, Inc.	640,000	43,635,200
		192,631,174
Semiconductors & Semiconductor Equipment - 3.8%
Diodes, Inc. (a)	1,090,000	30,727,100
Entegris, Inc.	1,405,000	45,732,750
Integrated Device Technology, Inc. (a)	1,482,100	44,314,790
Nanometrics, Inc. (a)	1,009,247	24,999,048
ON Semiconductor Corp. (a)	1,397,728	34,579,791
Semtech Corp. (a)	1,100,200	39,387,160
		219,740,639
Software - 4.5%
Aspen Technology, Inc.(a)	676,100	52,363,945
Everbridge, Inc. (a)	480,356	15,505,892
Paycom Software, Inc. (a)(b)	534,586	48,989,461
Pegasystems, Inc.	644,226	32,758,892
RealPage, Inc. (a)	952,300	47,376,925
RingCentral, Inc. (a)	1,222,600	66,387,175
		263,382,290

TOTAL INFORMATION TECHNOLOGY		1,046,817,517

MATERIALS - 3.6%
Chemicals - 1.9%
Chase Corp.	297,679	33,444,236
Innospec, Inc.	549,710	39,469,178
Trinseo SA	311,938	25,719,288
Tronox Ltd. Class A	608,685	11,948,487
		110,581,189
Containers & Packaging - 1.0%
Berry Global Group, Inc. (a)	396,660	23,478,305
Owens-Illinois, Inc. (a)	609,800	14,159,556
Sonoco Products Co.	433,560	23,546,644
		61,184,505
Metals & Mining - 0.7%
B2Gold Corp. (a)	4,950,000	14,970,732
Steel Dynamics, Inc.	570,500	25,900,700
		40,871,432

TOTAL MATERIALS		212,637,126

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Americold Realty Trust (a)	206,200	3,769,336
CareTrust (REIT), Inc.	1,740,600	27,658,134
CoreSite Realty Corp.	354,626	38,413,088
Corporate Office Properties Trust (SBI)	923,200	25,203,360
Equity Lifestyle Properties, Inc.	462,579	39,929,819
Four Corners Property Trust, Inc.	1,556,161	36,725,400
Healthcare Realty Trust, Inc.	1,110,661	33,175,444
Mid-America Apartment Communities, Inc.	179,900	17,157,063
Potlatch Corp.	783,500	41,447,150
Store Capital Corp.	1,303,003	31,936,604
Terreno Realty Corp.	1,250,200	44,507,120
		339,922,518
Real Estate Management & Development - 0.5%
Realogy Holdings Corp.	975,200	26,827,752

TOTAL REAL ESTATE		366,750,270

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	255,700	11,532,070
UTILITIES - 2.9%
Electric Utilities - 1.4%
El Paso Electric Co.	385,080	20,101,176
Hawaiian Electric Industries, Inc.	267,900	9,138,069
IDACORP, Inc.	345,000	29,766,600
Portland General Electric Co.	546,432	23,141,395
		82,147,240
Gas Utilities - 1.5%
Atmos Energy Corp.	170,286	14,116,709
New Jersey Resources Corp.	415,800	16,133,040
South Jersey Industries, Inc.	285,570	8,407,181
Southwest Gas Holdings, Inc.	385,700	28,379,806
Spire, Inc.	340,508	22,643,782
		89,680,518

TOTAL UTILITIES		171,827,758

TOTAL COMMON STOCKS
(Cost $4,378,643,321)		5,702,722,700
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.41% 4/19/18 to 5/3/18(d)
(Cost $2,741,600)	2,750,000	2,741,695
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.39% (e)	170,542,904	$170,577,012
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	73,679,559	73,686,927
TOTAL MONEY MARKET FUNDS
(Cost $244,263,737)		244,263,939
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $4,625,648,658)		5,949,728,334
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(87,124,861)
NET ASSETS - 100%		$5,862,603,473

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	627	March 2018	$49,407,600	$702,983	$702,983

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,822,098 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,741,695.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$969,836
Fidelity Securities Lending Cash Central Fund	230,288
Total	$1,200,124

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genocea Biosciences, Inc.	$10,048,028	$882,133	$2,775,210	$--	$(13,180,336)	$5,025,385	$--
Titan Machinery, Inc.	28,873,357	--	11,585,432	--	(244,452)	4,072,365	--
Total	$38,921,385	$882,133	$14,360,642	$--	$(13,424,788)	$9,097,750	$--

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$703,777,564	$703,777,564	$--	$--
Consumer Staples	142,715,022	142,715,022	--	--
Energy	258,942,046	258,942,046	--	--
Financials	1,027,160,415	1,027,160,415	--	--
Health Care	862,960,839	862,960,839	--	--
Industrials	897,602,073	897,602,073	--	--
Information Technology	1,046,817,517	1,046,817,517	--	--
Materials	212,637,126	212,637,126	--	--
Real Estate	366,750,270	366,750,270	--	--
Telecommunication Services	11,532,070	11,532,070	--	--
Utilities	171,827,758	171,827,758	--	--
U.S. Government and Government Agency Obligations	2,741,695	--	2,741,695	--
Money Market Funds	244,263,939	244,263,939	--	--
Total Investments in Securities:	$5,949,728,334	$5,946,986,639	$2,741,695	$--
Derivative Instruments:
Assets
Futures Contracts	$702,983	$702,983	$--	$--
Total Assets	$702,983	$702,983	$--	$--
Total Derivative Instruments:	$702,983	$702,983	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$702,983	$0
Total Equity Risk	702,983	0
Total Value of Derivatives	$702,983	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $72,514,743) — See accompanying schedule: Unaffiliated issuers (cost $4,381,384,921)	$5,705,464,395
Fidelity Central Funds (cost $244,263,737)	244,263,939
Total Investment in Securities (cost $4,625,648,658)		$5,949,728,334
Cash		39,611
Receivable for investments sold		27,176,717
Receivable for fund shares sold		15,830,227
Dividends receivable		762,509
Distributions receivable from Fidelity Central Funds		234,814
Other receivables		166,688
Total assets		5,993,938,900
Liabilities
Payable for investments purchased	$21,369,587
Payable for fund shares redeemed	35,778,318
Payable for daily variation margin on futures contracts	471,591
Other payables and accrued expenses	36,152
Collateral on securities loaned	73,679,779
Total liabilities		131,335,427
Net Assets		$5,862,603,473
Net Assets consist of:
Paid in capital		$4,470,682,413
Distributions in excess of net investment income		(3,774,712)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		70,866,085
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,324,829,687
Net Assets		$5,862,603,473
Series Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($5,862,603,473 ÷ 404,637,483 shares)		$14.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$22,912,631
Special dividends		9,429,852
Interest		9,081
Income from Fidelity Central Funds		1,200,124
Total income		33,551,688
Expenses
Custodian fees and expenses	$52,043
Independent trustees' fees and expenses	10,806
Miscellaneous	8,003
Total expenses		70,852
Net investment income (loss)		33,480,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	250,777,904
Fidelity Central Funds	2,184
Other affiliated issuers	(13,424,788)
Foreign currency transactions	37,863
Futures contracts	390,682
Total net realized gain (loss)		237,783,845
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	379,443,232
Fidelity Central Funds	(1,146)
Other affiliated issuers	9,097,750
Assets and liabilities in foreign currencies	26,497
Futures contracts	911,407
Total change in net unrealized appreciation (depreciation)		389,477,740
Net gain (loss)		627,261,585
Net increase (decrease) in net assets resulting from operations		$660,742,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,480,836	$26,872,072
Net realized gain (loss)	237,783,845	491,017,804
Change in net unrealized appreciation (depreciation)	389,477,740	109,661,042
Net increase (decrease) in net assets resulting from operations	660,742,421	627,550,918
Distributions to shareholders from net investment income	(45,798,335)	(30,906,540)
Distributions to shareholders from net realized gain	(554,772,271)	(11,331,615)
Total distributions	(600,570,606)	(42,238,155)
Share transactions - net increase (decrease)	344,282,526	(483,035,407)
Total increase (decrease) in net assets	404,454,341	102,277,356
Net Assets
Beginning of period	5,458,149,132	5,355,871,776
End of period	$5,862,603,473	$5,458,149,132
Other Information
Undistributed net investment income end of period	$–	$8,542,787
Distributions in excess of net investment income end of period	$(3,774,712)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Small Cap Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.42	$12.94	$13.83	$12.96	$13.55	$10.93
Income from Investment Operations
Net investment income (loss)A	.08B	.06	.06	.05	.02	.04
Net realized and unrealized gain (loss)	1.55	1.52	(.22)	1.53	.77	3.20
Total from investment operations	1.63	1.58	(.16)	1.58	.79	3.24
Distributions from net investment income	(.12)	(.07)	(.05)	(.04)	–C	(.05)
Distributions from net realized gain	(1.45)	(.03)	(.68)	(.66)	(1.38)	(.57)
Total distributions	(1.56)D	(.10)	(.73)	(.71)E	(1.38)	(.62)
Net asset value, end of period	$14.49	$14.42	$12.94	$13.83	$12.96	$13.55
Total ReturnF,G	12.32%	12.22%	(.94)%	12.66%	6.29%	30.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	- %J,K	.66%	.85%	.77%	.82%	.98%
Expenses net of fee waivers, if any	- %J,K	.66%	.85%	.76%	.82%	.98%
Expenses net of all reductions	- %J,K	.65%	.84%	.76%	.82%	.96%
Net investment income (loss)	1.02%B,J	.42%	.46%	.41%	.19%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$5,862,603	$2,509,347	$2,433,489	$2,647,013	$2,425,973	$1,602,664
Portfolio turnover rateL	51%J	58%	58%	59%	90%M	77%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .86%.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.56 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $1.447 per share.

 E Total distributions of $.71 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.664 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than $.005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager and FMR investment professionals. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Small Cap Opportunities.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options transactions, foreign currency transactions, market discount, partnerships, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,437,456,950
Gross unrealized depreciation	(115,523,021)
Net unrealized appreciation (depreciation)	$1,321,933,929
Tax cost	$4,628,497,388

The Fund elected to defer to its next fiscal year approximately $3,837,797 of capital losses recognized during the period November 1, 2016 to July 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,399,760,596 and $1,589,702,400, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $87,040 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the fund for certain losses in the amount of $24,460.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,003 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $742,720. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $230,288, including $7,422 from securities loaned to FCM.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Series Small Cap Opportunities	$45,798,335	$11,794,933
Class F	–	19,111,607
Total	$45,798,335	$30,906,540
From net realized gain
Series Small Cap Opportunities	$554,772,271	$5,126,926
Class F	–	6,204,689
Total	$554,772,271	$11,331,615

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Series Small Cap Opportunities
Shares sold	225,175,552	21,828,308	$3,169,725,682	$305,846,494
Reinvestment of distributions	44,122,337	1,235,622	600,570,606	16,921,859
Shares redeemed	(38,715,259)	(37,107,686)	(549,436,454)	(511,729,842)
Net increase (decrease)	230,582,630	(14,043,756)	$3,220,859,834	$(188,961,489)
Class F
Shares sold	1,009,181	26,592,990	$14,321,228	$372,355,351
Reinvestment of distributions	–	1,845,956	–	25,316,296
Shares redeemed	(204,251,733)	(49,600,408)	(2,890,898,536)	(691,745,565)
Net increase (decrease)	(203,242,552)	(21,161,462)	$(2,876,577,308)	$(294,073,918)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Series Small Cap Opportunities	- %C
Actual		$1,000.00	$1,123.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amounts represent less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SMO-SANN-0318
1.839810.110

Fidelity Advisor® Small Cap Growth Fund -
Class A, Class M, Class C, Class I and Class Z

Semi-Annual Report

January 31, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Small Cap Growth Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
2U, Inc.	3.1
Grand Canyon Education, Inc.	2.1
Stamps.com, Inc.	1.7
Nektar Therapeutics	1.5
Insulet Corp.	1.4
Vail Resorts, Inc.	1.3
Eagle Materials, Inc.	1.3
GrubHub, Inc.	1.3
Cavco Industries, Inc.	1.2
SiteOne Landscape Supply, Inc.	1.2
16.1

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	22.6
Health Care	21.1
Industrials	20.9
Consumer Discretionary	15.1
Financials	7.4

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks/ETFs	97.6%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 8.8%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc. (a)	133,514	$13,111,075
Grand Canyon Education, Inc. (a)	977,240	90,873,548
		103,984,623
Hotels, Restaurants & Leisure - 5.8%
Boyd Gaming Corp.	748,885	29,558,491
Cedar Fair LP (depositary unit)	621,517	42,138,853
Churchill Downs, Inc.	102,431	26,529,629
Dunkin' Brands Group, Inc.	317,751	20,542,602
Marriott Vacations Worldwide Corp.	143,975	21,931,712
Texas Roadhouse, Inc. Class A	370,898	21,779,131
U.S. Foods Holding Corp. (a)	883,090	28,373,682
Vail Resorts, Inc.	261,098	57,065,579
		247,919,679
Household Durables - 3.1%
Cavco Industries, Inc. (a)	338,670	51,867,311
LGI Homes, Inc. (a)(b)	411,604	27,857,359
SodaStream International Ltd. (a)	346,413	27,238,454
Taylor Morrison Home Corp. (a)	1,068,151	27,163,080
		134,126,204
Internet & Direct Marketing Retail - 0.3%
Gaia, Inc. Class A (a)	966,461	11,549,209
Media - 0.7%
Cinemark Holdings, Inc.	783,916	28,848,109
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	308,870	17,157,729
Specialty Retail - 1.4%
Michaels Companies, Inc. (a)	977,592	26,267,897
The Children's Place Retail Stores, Inc.	227,433	34,069,463
		60,337,360
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	163,020	19,611,306
Columbia Sportswear Co.	184,222	13,755,857
Emerald Expositions Events, Inc.	4,638	100,088
PetIQ, Inc. Class A (b)	351,080	8,425,920
		41,893,171

TOTAL CONSUMER DISCRETIONARY		645,816,084

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 0.6%
Performance Food Group Co. (a)	776,022	26,656,356
Food Products - 1.0%
Nomad Foods Ltd. (a)	1,226,500	20,899,560
Post Holdings, Inc. (a)	307,587	23,275,108
		44,174,668
Household Products - 1.0%
Central Garden & Pet Co. (a)	432,220	16,938,702
Central Garden & Pet Co. Class A (non-vtg.) (a)	651,335	24,568,356
		41,507,058
Personal Products - 0.6%
Herbalife Ltd. (a)(b)	304,070	25,234,769

TOTAL CONSUMER STAPLES		137,572,851

FINANCIALS - 7.4%
Banks - 1.2%
First Citizen Bancshares, Inc.	91,874	39,084,118
Prosperity Bancshares, Inc.	156,507	11,863,231
		50,947,349
Capital Markets - 3.3%
Apollo Global Management LLC Class A	1,213,768	43,392,206
CBOE Holdings, Inc.	208,906	28,074,877
Eaton Vance Corp. (non-vtg.)	339,461	19,620,846
Lazard Ltd. Class A	371,433	21,754,831
MSCI, Inc.	213,985	29,793,132
		142,635,892
Diversified Financial Services - 0.6%
Cotiviti Holdings, Inc. (a)	740,854	25,929,890
Insurance - 0.7%
Enstar Group Ltd. (a)	147,626	30,647,158
Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd. (a)	904,751	42,089,017
Meridian Bancorp, Inc. Maryland	1,168,408	23,893,944
		65,982,961

TOTAL FINANCIALS		316,143,250

HEALTH CARE - 21.1%
Biotechnology - 8.6%
Acceleron Pharma, Inc. (a)	337,426	14,006,553
Achaogen, Inc. (a)(b)	527,940	5,791,502
Acorda Therapeutics, Inc. (a)	402,517	10,445,316
Adamas Pharmaceuticals, Inc. (a)	306,303	11,590,506
Alder Biopharmaceuticals, Inc. (a)	780,275	11,040,891
Amarin Corp. PLC ADR (a)(b)	959,765	3,599,119
AnaptysBio, Inc.	252,684	26,630,367
Arena Pharmaceuticals, Inc. (a)	69,766	2,610,644
Argenx SE ADR	200,769	15,575,659
Ascendis Pharma A/S sponsored ADR (a)	442,761	22,567,528
Audentes Therapeutics, Inc. (a)	540,670	18,977,517
Blueprint Medicines Corp. (a)	335,316	26,372,603
Curis, Inc. (a)	728,321	449,447
Dyax Corp. rights 12/31/19 (a)(c)	380,400	1,297,164
Epizyme, Inc. (a)	478,205	7,723,011
Fate Therapeutics, Inc. (a)(b)	1,331,543	12,170,303
FibroGen, Inc. (a)	318,146	18,627,448
Five Prime Therapeutics, Inc. (a)	147,626	2,952,520
Global Blood Therapeutics, Inc. (a)	405,529	23,480,129
Heron Therapeutics, Inc. (a)	318,046	6,885,696
Insmed, Inc. (a)	30,593	778,286
Intercept Pharmaceuticals, Inc. (a)	30,393	1,887,405
Kura Oncology, Inc. (a)	511,846	10,032,182
Ligand Pharmaceuticals, Inc. Class B (a)	98,878	15,585,150
Loxo Oncology, Inc. (a)	272,344	27,634,746
Madrigal Pharmaceuticals, Inc. (a)	53,781	7,982,176
Mirati Therapeutics, Inc. (a)	15,639	405,050
Sarepta Therapeutics, Inc. (a)	439,794	28,824,099
Stemline Therapeutics, Inc. (a)	766,000	12,217,700
TESARO, Inc. (a)	81,510	5,498,665
Ultragenyx Pharmaceutical, Inc. (a)	275,389	14,692,003
Zai Lab Ltd. ADR	26,348	710,342
		369,041,727
Health Care Equipment & Supplies - 4.9%
Cantel Medical Corp.	329,293	36,528,472
ICU Medical, Inc. (a)	103,417	23,677,322
Inogen, Inc. (a)	119,403	14,548,062
Insulet Corp. (a)	761,220	58,256,167
iRhythm Technologies, Inc. (a)	312,225	18,617,977
Novocure Ltd. (a)(b)	1,106,404	24,838,770
Quanterix Corp. (a)	723,677	15,059,718
Tactile Systems Technology, Inc. (a)(b)	249,249	7,858,821
Wright Medical Group NV (a)	536,969	12,216,045
		211,601,354
Health Care Providers & Services - 2.5%
G1 Therapeutics, Inc.	502,579	12,016,664
LHC Group, Inc. (a)	221,656	13,919,997
Magellan Health Services, Inc. (a)	139,817	13,925,773
Molina Healthcare, Inc. (a)	285,581	26,090,680
Premier, Inc. (a)	550,880	17,876,056
Tivity Health, Inc. (a)	612,015	23,715,581
		107,544,751
Health Care Technology - 0.3%
athenahealth, Inc. (a)	83,187	10,424,163
HTG Molecular Diagnostics (a)	821,300	2,932,041
		13,356,204
Life Sciences Tools & Services - 0.8%
ICON PLC (a)	311,830	34,151,622
Pharmaceuticals - 4.0%
Aclaris Therapeutics, Inc. (a)	377,185	8,343,332
Aerie Pharmaceuticals, Inc. (a)	315,086	17,282,467
Akcea Therapeutics, Inc. (b)	537,018	11,626,440
Avexis, Inc. (a)	192,173	23,777,565
Catalent, Inc. (a)	516,592	24,042,192
Nektar Therapeutics (a)	768,826	64,281,542
SCYNEXIS, Inc. warrants 6/21/21 (a)	168,750	67,080
The Medicines Company (a)	345,292	11,439,524
Theravance Biopharma, Inc. (a)	284,009	7,509,198
Zogenix, Inc. (a)	59,208	2,152,211
		170,521,551

TOTAL HEALTH CARE		906,217,209

INDUSTRIALS - 20.9%
Aerospace & Defense - 3.1%
BWX Technologies, Inc.	740,201	46,958,351
Elbit Systems Ltd.	77,563	11,618,162
HEICO Corp. Class A	699,795	46,081,501
Teledyne Technologies, Inc. (a)	152,656	29,145,084
		133,803,098
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	301,173	16,956,040
Airlines - 1.8%
Allegiant Travel Co.	189,745	30,216,891
SkyWest, Inc.	874,767	48,768,260
		78,985,151
Commercial Services & Supplies - 2.4%
Copart, Inc. (a)	892,268	39,322,251
Healthcare Services Group, Inc.	293,969	16,221,209
The Brink's Co.	286,071	23,858,321
Viad Corp.	423,483	24,053,834
		103,455,615
Construction & Engineering - 3.5%
Dycom Industries, Inc. (a)	311,402	36,343,727
EMCOR Group, Inc.	403,805	32,821,270
Fluor Corp.	122,780	7,452,746
Jacobs Engineering Group, Inc.	345,381	23,990,164
KBR, Inc.	2,385,587	48,522,840
		149,130,747
Electrical Equipment - 1.2%
Generac Holdings, Inc. (a)	1,008,611	49,351,336
Industrial Conglomerates - 1.1%
ITT, Inc.	832,270	46,607,120
Machinery - 3.5%
AGCO Corp.	278,377	20,215,738
Allison Transmission Holdings, Inc.	746,256	33,014,365
John Bean Technologies Corp.	218,228	24,823,435
Oshkosh Corp.	271,667	24,645,630
WABCO Holdings, Inc. (a)	316,073	48,798,510
		151,497,678
Professional Services - 1.9%
Exponent, Inc.	506,678	37,570,174
On Assignment, Inc. (a)	575,008	44,028,363
		81,598,537
Road & Rail - 0.3%
Marten Transport Ltd.	519,608	12,054,906
Trading Companies & Distributors - 1.7%
SiteOne Landscape Supply, Inc. (a)	649,711	49,481,990
Univar, Inc. (a)	729,346	21,778,272
		71,260,262

TOTAL INDUSTRIALS		894,700,490

INFORMATION TECHNOLOGY - 22.0%
Electronic Equipment & Components - 2.2%
Dolby Laboratories, Inc. Class A	315,065	20,271,282
FLIR Systems, Inc.	279,364	14,306,230
II-VI, Inc. (a)	383,718	16,365,573
Novanta, Inc. (a)	731,314	42,343,081
		93,286,166
Internet Software & Services - 10.0%
2U, Inc. (a)(b)	1,776,201	131,918,442
Alarm.com Holdings, Inc. (a)(b)	236,536	9,078,252
ANGI Homeservices, Inc. Class A (a)	37,400	499,664
Five9, Inc. (a)	419,885	10,921,209
GoDaddy, Inc. (a)	614,483	33,937,896
Gogo, Inc. (a)(b)	1,496,839	14,429,528
GrubHub, Inc. (a)(b)	757,667	54,741,441
Instructure, Inc. (a)	757,878	27,207,820
MINDBODY, Inc. (a)	735,970	25,869,346
New Relic, Inc. (a)	293,673	17,541,088
Okta, Inc.	634,515	18,686,467
Stamps.com, Inc. (a)	361,343	73,659,771
Yext, Inc. (b)	1,055,189	12,715,027
		431,205,951
IT Services - 3.0%
EPAM Systems, Inc. (a)	342,026	40,181,214
Genpact Ltd.	855,855	29,047,719
Interxion Holding N.V. (a)	218,182	13,690,921
Leidos Holdings, Inc.	712,472	47,450,635
		130,370,489
Semiconductors & Semiconductor Equipment - 1.9%
Entegris, Inc.	1,507,737	49,076,839
Integrated Device Technology, Inc. (a)	450,030	13,455,897
PDF Solutions, Inc. (a)(b)	1,282,462	17,544,080
		80,076,816
Software - 4.9%
Everbridge, Inc. (a)	1,101,578	35,558,938
HubSpot, Inc. (a)	361,580	35,091,339
Paycom Software, Inc. (a)(b)	317,416	29,088,002
Proofpoint, Inc. (a)	211,176	21,544,176
PROS Holdings, Inc. (a)	807,222	23,441,727
RingCentral, Inc. (a)	501,394	27,225,694
Take-Two Interactive Software, Inc. (a)	155,618	19,712,132
Workiva, Inc. (a)	830,308	18,515,868
		210,177,876

TOTAL INFORMATION TECHNOLOGY		945,117,298

MATERIALS - 4.7%
Chemicals - 1.3%
Orion Engineered Carbons SA	258,037	7,599,190
The Chemours Co. LLC	920,509	47,516,675
		55,115,865
Construction Materials - 2.1%
Eagle Materials, Inc.	507,073	56,817,530
Summit Materials, Inc.	1,020,348	32,600,119
		89,417,649
Containers & Packaging - 1.0%
Avery Dennison Corp.	240,090	29,454,241
Berry Global Group, Inc. (a)	259,134	15,338,141
		44,792,382
Paper & Forest Products - 0.3%
Neenah, Inc.	142,594	12,904,757
Quintis Ltd. (a)(b)(c)	11,285,501	91
		12,904,848

TOTAL MATERIALS		202,230,744

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Hudson Pacific Properties, Inc.	440,312	14,076,775
Rexford Industrial Realty, Inc.	557,248	16,544,693
Store Capital Corp.	599,483	14,693,328
Terreno Realty Corp.	499,323	17,775,899
		63,090,695
Real Estate Management & Development - 0.1%
Redfin Corp. (b)	272,074	5,523,102

TOTAL REAL ESTATE		68,613,797

UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NRG Yield, Inc. Class C	424,720	8,027,208
Ormat Technologies, Inc.	143,975	10,089,768
		18,116,976
TOTAL COMMON STOCKS
(Cost $3,179,702,843)		4,134,528,699

Convertible Preferred Stocks - 0.6%
INFORMATION TECHNOLOGY - 0.6%
Software - 0.6%
Compass, Inc. Series E (c)(d)
(Cost $23,873,990)	353,803	23,873,990

Investment Companies - 1.2%
iShares Russell 2000 Growth Index ETF (b)
(Cost $52,104,926)	274,947	53,270,981

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.39% (e)	41,501,974	41,510,274
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	146,663,188	146,677,854
TOTAL MONEY MARKET FUNDS
(Cost $188,186,232)		188,188,128
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $3,443,867,991)		4,399,861,798
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(110,946,196)
NET ASSETS - 100%		$4,288,915,602

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,873,990 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$23,873,990

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$348,711
Fidelity Securities Lending Cash Central Fund	2,047,153
Total	$2,395,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$645,816,084	$645,816,084	$--	$--
Consumer Staples	137,572,851	137,572,851	--	--
Financials	316,143,250	316,143,250	--	--
Health Care	906,217,209	904,852,965	67,080	1,297,164
Industrials	894,700,490	894,700,490	--	--
Information Technology	968,991,288	945,117,298	--	23,873,990
Materials	202,230,744	202,230,653	--	91
Real Estate	68,613,797	68,613,797	--	--
Utilities	18,116,976	18,116,976	--	--
Investment Companies	53,270,981	53,270,981	--	--
Money Market Funds	188,188,128	188,188,128	--	--
Total Investments in Securities:	$4,399,861,798	$4,374,623,473	$67,080	$25,171,245

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $141,522,088) — See accompanying schedule: Unaffiliated issuers (cost $3,255,681,759)	$4,211,673,670
Fidelity Central Funds (cost $188,186,232)	188,188,128
Total Investment in Securities (cost $3,443,867,991)		$4,399,861,798
Receivable for investments sold		64,126,011
Receivable for fund shares sold		20,272,955
Dividends receivable		261,718
Distributions receivable from Fidelity Central Funds		689,923
Prepaid expenses		4,643
Other receivables		268,735
Total assets		4,485,485,783
Liabilities
Payable for investments purchased	$37,808,829
Payable for fund shares redeemed	8,404,131
Accrued management fee	2,775,993
Distribution and service plan fees payable	197,050
Other affiliated payables	659,351
Other payables and accrued expenses	51,789
Collateral on securities loaned	146,673,038
Total liabilities		196,570,181
Net Assets		$4,288,915,602
Net Assets consist of:
Paid in capital		$3,263,369,715
Accumulated net investment loss		(10,920,531)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		80,472,667
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		955,993,751
Net Assets		$4,288,915,602
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($288,597,752 ÷ 11,474,627 shares)		$25.15
Maximum offering price per share (100/94.25 of $25.15)		$26.68
Class M:
Net Asset Value and redemption price per share ($77,453,004 ÷ 3,174,999 shares)		$24.39
Maximum offering price per share (100/96.50 of $24.39)		$25.27
Class C:
Net Asset Value and offering price per share ($134,257,465 ÷ 5,942,941 shares)(a)		$22.59
Small Cap Growth:
Net Asset Value, offering price and redemption price per share ($3,060,377,068 ÷ 116,992,660 shares)		$26.16
Class I:
Net Asset Value, offering price and redemption price per share ($647,824,294 ÷ 24,699,352 shares)		$26.23
Class Z:
Net Asset Value, offering price and redemption price per share ($80,406,019 ÷ 3,062,875 shares)		$26.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$7,605,095
Income from Fidelity Central Funds (including $2,047,153 from security lending)		2,395,864
Total income		10,000,959
Expenses
Management fee
Basic fee	$12,449,521
Performance adjustment	2,107,938
Transfer agent fees	3,252,086
Distribution and service plan fees	1,041,894
Accounting and security lending fees	526,637
Custodian fees and expenses	37,424
Independent trustees' fees and expenses	6,655
Registration fees	169,941
Audit	35,980
Legal	8,231
Interest	540
Miscellaneous	11,271
Total expenses before reductions	19,648,118
Expense reductions	(203,530)	19,444,588
Net investment income (loss)		(9,443,629)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,118,719
Redemption in-kind with affiliated entities	22,403,452
Fidelity Central Funds	10,320
Foreign currency transactions	65
Total net realized gain (loss)		150,532,556
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	461,147,731
Fidelity Central Funds	(7,842)
Assets and liabilities in foreign currencies	33
Total change in net unrealized appreciation (depreciation)		461,139,922
Net gain (loss)		611,672,478
Net increase (decrease) in net assets resulting from operations		$602,228,849

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,443,629)	$(11,864,179)
Net realized gain (loss)	150,532,556	284,698,299
Change in net unrealized appreciation (depreciation)	461,139,922	228,635,188
Net increase (decrease) in net assets resulting from operations	602,228,849	501,469,308
Distributions to shareholders from net investment income	(6,004)	–
Distributions to shareholders from net realized gain	(236,656,527)	(17,131,591)
Total distributions	(236,662,531)	(17,131,591)
Share transactions - net increase (decrease)	792,276,615	597,965,658
Redemption fees	224,512	418,601
Total increase (decrease) in net assets	1,158,067,445	1,082,721,976
Net Assets
Beginning of period	3,130,848,157	2,048,126,181
End of period	$4,288,915,602	$3,130,848,157
Other Information
Accumulated net investment loss end of period	$(10,920,531)	$(1,470,898)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.99	$19.17	$20.55	$17.99	$19.66	$15.87
Income from Investment Operations
Net investment income (loss)A	(.09)	(.14)	(.10)	(.13)	(.12)	(.04)
Net realized and unrealized gain (loss)	3.93	4.12	(.51)	4.23	1.69	4.87
Total from investment operations	3.84	3.98	(.61)	4.10	1.57	4.83
Distributions from net investment income	–B	–	–	–	–	–
Distributions from net realized gain	(1.68)	(.16)	(.78)	(1.54)	(3.24)	(1.04)
Total distributions	(1.68)	(.16)	(.78)	(1.54)	(3.24)	(1.04)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$25.15	$22.99	$19.17	$20.55	$17.99	$19.66
Total ReturnC,D,E	17.70%	20.90%	(2.85)%	24.46%	8.58%	32.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.32%H	1.35%	1.37%	1.21%	1.22%	1.24%
Expenses net of fee waivers, if any	1.32%H	1.35%	1.37%	1.21%	1.22%	1.24%
Expenses net of all reductions	1.31%H	1.34%	1.36%	1.20%	1.22%	1.22%
Net investment income (loss)	(.75)%H	(.66)%	(.58)%	(.67)%	(.62)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$288,598	$218,905	$176,988	$123,370	$88,822	$74,978
Portfolio turnover rateI	97%H,J	140%J	143%	156%	148%J	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.35	$18.69	$20.08	$17.66	$19.38	$15.68
Income from Investment Operations
Net investment income (loss)A	(.12)	(.19)	(.15)	(.17)	(.16)	(.09)
Net realized and unrealized gain (loss)	3.81	4.01	(.50)	4.13	1.66	4.82
Total from investment operations	3.69	3.82	(.65)	3.96	1.50	4.73
Distributions from net investment income	–B	–	–	–	–	–
Distributions from net realized gain	(1.65)	(.16)	(.75)	(1.54)	(3.22)	(1.03)
Total distributions	(1.65)	(.16)	(.75)	(1.54)	(3.22)	(1.03)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$24.39	$22.35	$18.69	$20.08	$17.66	$19.38
Total ReturnC,D,E	17.55%	20.57%	(3.14)%	24.10%	8.30%	31.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.62%	1.66%	1.49%	1.50%	1.49%
Expenses net of fee waivers, if any	1.59%H	1.62%	1.66%	1.48%	1.50%	1.49%
Expenses net of all reductions	1.58%H	1.61%	1.64%	1.47%	1.49%	1.48%
Net investment income (loss)	(1.02)%H	(.94)%	(.87)%	(.95)%	(.90)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$77,453	$64,034	$53,447	$52,667	$42,586	$34,686
Portfolio turnover rateI	97%H,J	140%J	143%	156%	148%J	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.83	$17.52	$18.90	$16.78	$18.62	$15.16
Income from Investment Operations
Net investment income (loss)A	(.16)	(.27)	(.22)	(.25)	(.25)	(.16)
Net realized and unrealized gain (loss)	3.54	3.74	(.48)	3.91	1.59	4.64
Total from investment operations	3.38	3.47	(.70)	3.66	1.34	4.48
Distributions from net investment income	–B	–	–	–	–	–
Distributions from net realized gain	(1.62)	(.16)	(.69)	(1.54)	(3.18)	(1.02)
Total distributions	(1.62)	(.16)	(.69)	(1.54)	(3.18)	(1.02)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$22.59	$20.83	$17.52	$18.90	$16.78	$18.62
Total ReturnC,D,E	17.28%	19.95%	(3.64)%	23.53%	7.70%	31.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.08%H	2.11%	2.16%	2.00%	2.01%	1.99%
Expenses net of fee waivers, if any	2.08%H	2.11%	2.16%	2.00%	2.00%	1.99%
Expenses net of all reductions	2.07%H	2.10%	2.14%	1.99%	2.00%	1.97%
Net investment income (loss)	(1.51)%H	(1.43)%	(1.37)%	(1.46)%	(1.41)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$134,257	$102,669	$73,731	$55,671	$42,215	$32,756
Portfolio turnover rateI	97%H,J	140%J	143%	156%	148%J	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.84	$19.82	$21.20	$18.45	$20.07	$16.14
Income from Investment Operations
Net investment income (loss)A	(.06)	(.09)	(.06)	(.07)	(.06)	.01
Net realized and unrealized gain (loss)	4.08	4.27	(.52)	4.36	1.71	4.98
Total from investment operations	4.02	4.18	(.58)	4.29	1.65	4.99
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.70)	(.16)	(.81)	(1.54)	(3.27)	(1.06)
Total distributions	(1.70)	(.16)	(.81)	(1.54)	(3.27)	(1.06)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$26.16	$23.84	$19.82	$21.20	$18.45	$20.07
Total ReturnC,D	17.86%	21.22%	(2.63)%	24.91%	8.87%	32.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.08%	1.12%	.91%	.91%	.90%
Expenses net of fee waivers, if any	1.03%G	1.08%	1.12%	.91%	.90%	.90%
Expenses net of all reductions	1.02%G	1.07%	1.11%	.90%	.90%	.88%
Net investment income (loss)	(.46)%G	(.40)%	(.33)%	(.37)%	(.31)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$3,060,377	$2,336,762	$1,580,264	$1,345,684	$1,069,105	$1,315,659
Portfolio turnover rateH	97%G,I	140%I	143%	156%	148%I	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.90	$19.86	$21.24	$18.49	$20.10	$16.17
Income from Investment Operations
Net investment income (loss)A	(.06)	(.08)	(.05)	(.07)	(.06)	.01
Net realized and unrealized gain (loss)	4.09	4.28	(.53)	4.36	1.72	4.98
Total from investment operations	4.03	4.20	(.58)	4.29	1.66	4.99
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.70)	(.16)	(.81)	(1.54)	(3.27)	(1.06)
Total distributions	(1.70)	(.16)	(.81)	(1.54)	(3.27)	(1.06)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$26.23	$23.90	$19.86	$21.24	$18.49	$20.10
Total ReturnC,D	17.86%	21.28%	(2.62)%	24.85%	8.89%	32.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	1.06%	1.09%	.93%	.92%	.92%
Expenses net of fee waivers, if any	1.04%G	1.06%	1.09%	.93%	.92%	.92%
Expenses net of all reductions	1.03%G	1.05%	1.07%	.91%	.92%	.91%
Net investment income (loss)	(.47)%G	(.38)%	(.30)%	(.39)%	(.32)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$647,824	$390,032	$163,696	$97,897	$51,607	$51,158
Portfolio turnover rateH	97%G,I	140%I	143%	156%	148%I	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$23.91	$21.39
Income from Investment Operations
Net investment income (loss)B	(.04)	(.05)
Net realized and unrealized gain (loss)	4.10	2.57
Total from investment operations	4.06	2.52
Distributions from net investment income	–	–
Distributions from net realized gain	(1.72)	–
Total distributions	(1.72)	–
Redemption fees added to paid in capitalB	–C	–C
Net asset value, end of period	$26.25	$23.91
Total ReturnD,E	17.96%	11.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.90%H	.90%H
Expenses net of fee waivers, if any	.90%H	.90%H
Expenses net of all reductions	.89%H	.89%H
Net investment income (loss)	(.33)%H	(.44)%H
Supplemental Data
Net assets, end of period (000 omitted)	$80,406	$18,447
Portfolio turnover rateI	97%H,J	140%J

 A For the period February 1, 2017 (commencement of sale of shares) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective the close of business on February 2, 2018, the Fund is closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,030,995,492
Gross unrealized depreciation	(80,247,531)
Net unrealized appreciation (depreciation)	$950,747,961
Tax cost	$3,449,113,837

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,301,747,934 and $1,725,480,215, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$309,241	$19,573
Class M	.25%	.25%	173,298	–
Class C	.75%	.25%	559,355	124,146
			$1,041,894	$143,719

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$90,920
Class M	7,517
Class C(a)	5,309
$103,746

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$265,040.21
Class M	81,427.24
Class C	124,409.22
Small Cap Growth	2,314,162.18
Class I	457,833.19
Class Z	9,215.05
	$3,252,086

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $98,708 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$14,409,000	1.35%	$540

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 2,773,352 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $71,556,855. The net realized gain of $22,403,452 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 3,120,161 shares of the Fund held by an affiliated entity were redeemed in kind for investments and cash with a value of $74,384,639. The Fund had a net realized gain of $18,817,235 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,426.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,912 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,312,920. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $272,689 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $184,436 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $180.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18,914.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Class A	$3,381	$–
Class M	405	–
Class C	2,218	–
Total	$6,004	$–
From net realized gain
Class A	$16,631,386	$1,450,853
Class M	4,794,976	443,203
Class C	8,082,834	670,953
Small Cap Growth	173,515,868	13,079,834
Class I	31,458,120	1,486,748
Class Z	2,173,343	–
Total	$236,656,527	$17,131,591

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017(a)	Six months ended January 31, 2018	Year ended July 31, 2017(a)
Class A
Shares sold	2,344,945	5,020,720	$55,394,857	$104,451,830
Reinvestment of distributions	737,094	72,980	16,518,353	1,418,726
Shares redeemed	(1,129,437)	(4,804,338)	(26,486,558)	(100,455,311)
Net increase (decrease)	1,952,602	289,362	$45,426,652	$5,415,245
Class M
Shares sold	374,411	722,906	$8,592,461	$14,585,563
Reinvestment of distributions	219,933	23,093	4,778,389	437,379
Shares redeemed	(284,031)	(740,353)	(6,501,677)	(14,879,815)
Net increase (decrease)	310,313	5,646	$6,869,173	$143,127
Class C
Shares sold	1,220,212	1,684,413	$26,241,918	$31,979,652
Reinvestment of distributions	394,045	36,440	7,927,935	645,354
Shares redeemed	(599,347)	(1,001,342)	(12,675,017)	(18,971,580)
Net increase (decrease)	1,014,910	719,511	$21,494,836	$13,653,426
Small Cap Growth
Shares sold	25,985,323	46,489,671	$641,481,629	$1,008,614,407
Reinvestment of distributions	7,124,341	624,373	166,042,299	12,562,394
Shares redeemed	(14,155,124)(b)	(28,815,440)(c)	(351,142,494)(b)	(638,181,914)(c)
Net increase (decrease)	18,954,540	18,298,604	$456,381,434	$382,994,887
Class I
Shares sold	10,305,574	11,204,169	$253,796,032	$245,745,969
Reinvestment of distributions	1,279,506	68,251	29,928,913	1,376,613
Shares redeemed	(3,208,040)	(3,191,470)	(78,648,710)	(69,277,095)
Net increase (decrease)	8,377,040	8,080,950	$205,076,235	$177,845,487
Class Z
Shares sold	2,445,240	782,917	$60,882,488	$18,185,267
Reinvestment of distributions	72,161	–	1,697,869	–
Shares redeemed	(225,926)	(11,517)	(5,552,072)	(271,781)
Net increase (decrease)	2,291,475	771,400	$57,028,285	$17,913,486

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to July 31, 2017.

 (b) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Class A	1.32%
Actual		$1,000.00	$1,177.00	$7.24
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class M	1.59%
Actual		$1,000.00	$1,175.50	$8.72
Hypothetical-C		$1,000.00	$1,017.19	$8.08
Class C	2.08%
Actual		$1,000.00	$1,172.80	$11.39
Hypothetical-C		$1,000.00	$1,014.72	$10.56
Small Cap Growth	1.03%
Actual		$1,000.00	$1,178.60	$5.66
Hypothetical-C		$1,000.00	$1,020.01	$5.24
Class I	1.04%
Actual		$1,000.00	$1,178.60	$5.71
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Class Z	.90%
Actual		$1,000.00	$1,179.60	$4.94
Hypothetical-C		$1,000.00	$1,020.67	$4.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses.

ASCP-SANN-0318
1.803717.114

Fidelity® Small Cap Growth Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
2U, Inc.	3.1
Grand Canyon Education, Inc.	2.1
Stamps.com, Inc.	1.7
Nektar Therapeutics	1.5
Insulet Corp.	1.4
Vail Resorts, Inc.	1.3
Eagle Materials, Inc.	1.3
GrubHub, Inc.	1.3
Cavco Industries, Inc.	1.2
SiteOne Landscape Supply, Inc.	1.2
16.1

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	22.6
Health Care	21.1
Industrials	20.9
Consumer Discretionary	15.1
Financials	7.4

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks/ETFs	97.6%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 8.8%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc. (a)	133,514	$13,111,075
Grand Canyon Education, Inc. (a)	977,240	90,873,548
		103,984,623
Hotels, Restaurants & Leisure - 5.8%
Boyd Gaming Corp.	748,885	29,558,491
Cedar Fair LP (depositary unit)	621,517	42,138,853
Churchill Downs, Inc.	102,431	26,529,629
Dunkin' Brands Group, Inc.	317,751	20,542,602
Marriott Vacations Worldwide Corp.	143,975	21,931,712
Texas Roadhouse, Inc. Class A	370,898	21,779,131
U.S. Foods Holding Corp. (a)	883,090	28,373,682
Vail Resorts, Inc.	261,098	57,065,579
		247,919,679
Household Durables - 3.1%
Cavco Industries, Inc. (a)	338,670	51,867,311
LGI Homes, Inc. (a)(b)	411,604	27,857,359
SodaStream International Ltd. (a)	346,413	27,238,454
Taylor Morrison Home Corp. (a)	1,068,151	27,163,080
		134,126,204
Internet & Direct Marketing Retail - 0.3%
Gaia, Inc. Class A (a)	966,461	11,549,209
Media - 0.7%
Cinemark Holdings, Inc.	783,916	28,848,109
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	308,870	17,157,729
Specialty Retail - 1.4%
Michaels Companies, Inc. (a)	977,592	26,267,897
The Children's Place Retail Stores, Inc.	227,433	34,069,463
		60,337,360
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	163,020	19,611,306
Columbia Sportswear Co.	184,222	13,755,857
Emerald Expositions Events, Inc.	4,638	100,088
PetIQ, Inc. Class A (b)	351,080	8,425,920
		41,893,171

TOTAL CONSUMER DISCRETIONARY		645,816,084

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 0.6%
Performance Food Group Co. (a)	776,022	26,656,356
Food Products - 1.0%
Nomad Foods Ltd. (a)	1,226,500	20,899,560
Post Holdings, Inc. (a)	307,587	23,275,108
		44,174,668
Household Products - 1.0%
Central Garden & Pet Co. (a)	432,220	16,938,702
Central Garden & Pet Co. Class A (non-vtg.) (a)	651,335	24,568,356
		41,507,058
Personal Products - 0.6%
Herbalife Ltd. (a)(b)	304,070	25,234,769

TOTAL CONSUMER STAPLES		137,572,851

FINANCIALS - 7.4%
Banks - 1.2%
First Citizen Bancshares, Inc.	91,874	39,084,118
Prosperity Bancshares, Inc.	156,507	11,863,231
		50,947,349
Capital Markets - 3.3%
Apollo Global Management LLC Class A	1,213,768	43,392,206
CBOE Holdings, Inc.	208,906	28,074,877
Eaton Vance Corp. (non-vtg.)	339,461	19,620,846
Lazard Ltd. Class A	371,433	21,754,831
MSCI, Inc.	213,985	29,793,132
		142,635,892
Diversified Financial Services - 0.6%
Cotiviti Holdings, Inc. (a)	740,854	25,929,890
Insurance - 0.7%
Enstar Group Ltd. (a)	147,626	30,647,158
Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd. (a)	904,751	42,089,017
Meridian Bancorp, Inc. Maryland	1,168,408	23,893,944
		65,982,961

TOTAL FINANCIALS		316,143,250

HEALTH CARE - 21.1%
Biotechnology - 8.6%
Acceleron Pharma, Inc. (a)	337,426	14,006,553
Achaogen, Inc. (a)(b)	527,940	5,791,502
Acorda Therapeutics, Inc. (a)	402,517	10,445,316
Adamas Pharmaceuticals, Inc. (a)	306,303	11,590,506
Alder Biopharmaceuticals, Inc. (a)	780,275	11,040,891
Amarin Corp. PLC ADR (a)(b)	959,765	3,599,119
AnaptysBio, Inc.	252,684	26,630,367
Arena Pharmaceuticals, Inc. (a)	69,766	2,610,644
Argenx SE ADR	200,769	15,575,659
Ascendis Pharma A/S sponsored ADR (a)	442,761	22,567,528
Audentes Therapeutics, Inc. (a)	540,670	18,977,517
Blueprint Medicines Corp. (a)	335,316	26,372,603
Curis, Inc. (a)	728,321	449,447
Dyax Corp. rights 12/31/19 (a)(c)	380,400	1,297,164
Epizyme, Inc. (a)	478,205	7,723,011
Fate Therapeutics, Inc. (a)(b)	1,331,543	12,170,303
FibroGen, Inc. (a)	318,146	18,627,448
Five Prime Therapeutics, Inc. (a)	147,626	2,952,520
Global Blood Therapeutics, Inc. (a)	405,529	23,480,129
Heron Therapeutics, Inc. (a)	318,046	6,885,696
Insmed, Inc. (a)	30,593	778,286
Intercept Pharmaceuticals, Inc. (a)	30,393	1,887,405
Kura Oncology, Inc. (a)	511,846	10,032,182
Ligand Pharmaceuticals, Inc. Class B (a)	98,878	15,585,150
Loxo Oncology, Inc. (a)	272,344	27,634,746
Madrigal Pharmaceuticals, Inc. (a)	53,781	7,982,176
Mirati Therapeutics, Inc. (a)	15,639	405,050
Sarepta Therapeutics, Inc. (a)	439,794	28,824,099
Stemline Therapeutics, Inc. (a)	766,000	12,217,700
TESARO, Inc. (a)	81,510	5,498,665
Ultragenyx Pharmaceutical, Inc. (a)	275,389	14,692,003
Zai Lab Ltd. ADR	26,348	710,342
		369,041,727
Health Care Equipment & Supplies - 4.9%
Cantel Medical Corp.	329,293	36,528,472
ICU Medical, Inc. (a)	103,417	23,677,322
Inogen, Inc. (a)	119,403	14,548,062
Insulet Corp. (a)	761,220	58,256,167
iRhythm Technologies, Inc. (a)	312,225	18,617,977
Novocure Ltd. (a)(b)	1,106,404	24,838,770
Quanterix Corp. (a)	723,677	15,059,718
Tactile Systems Technology, Inc. (a)(b)	249,249	7,858,821
Wright Medical Group NV (a)	536,969	12,216,045
		211,601,354
Health Care Providers & Services - 2.5%
G1 Therapeutics, Inc.	502,579	12,016,664
LHC Group, Inc. (a)	221,656	13,919,997
Magellan Health Services, Inc. (a)	139,817	13,925,773
Molina Healthcare, Inc. (a)	285,581	26,090,680
Premier, Inc. (a)	550,880	17,876,056
Tivity Health, Inc. (a)	612,015	23,715,581
		107,544,751
Health Care Technology - 0.3%
athenahealth, Inc. (a)	83,187	10,424,163
HTG Molecular Diagnostics (a)	821,300	2,932,041
		13,356,204
Life Sciences Tools & Services - 0.8%
ICON PLC (a)	311,830	34,151,622
Pharmaceuticals - 4.0%
Aclaris Therapeutics, Inc. (a)	377,185	8,343,332
Aerie Pharmaceuticals, Inc. (a)	315,086	17,282,467
Akcea Therapeutics, Inc. (b)	537,018	11,626,440
Avexis, Inc. (a)	192,173	23,777,565
Catalent, Inc. (a)	516,592	24,042,192
Nektar Therapeutics (a)	768,826	64,281,542
SCYNEXIS, Inc. warrants 6/21/21 (a)	168,750	67,080
The Medicines Company (a)	345,292	11,439,524
Theravance Biopharma, Inc. (a)	284,009	7,509,198
Zogenix, Inc. (a)	59,208	2,152,211
		170,521,551

TOTAL HEALTH CARE		906,217,209

INDUSTRIALS - 20.9%
Aerospace & Defense - 3.1%
BWX Technologies, Inc.	740,201	46,958,351
Elbit Systems Ltd.	77,563	11,618,162
HEICO Corp. Class A	699,795	46,081,501
Teledyne Technologies, Inc. (a)	152,656	29,145,084
		133,803,098
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	301,173	16,956,040
Airlines - 1.8%
Allegiant Travel Co.	189,745	30,216,891
SkyWest, Inc.	874,767	48,768,260
		78,985,151
Commercial Services & Supplies - 2.4%
Copart, Inc. (a)	892,268	39,322,251
Healthcare Services Group, Inc.	293,969	16,221,209
The Brink's Co.	286,071	23,858,321
Viad Corp.	423,483	24,053,834
		103,455,615
Construction & Engineering - 3.5%
Dycom Industries, Inc. (a)	311,402	36,343,727
EMCOR Group, Inc.	403,805	32,821,270
Fluor Corp.	122,780	7,452,746
Jacobs Engineering Group, Inc.	345,381	23,990,164
KBR, Inc.	2,385,587	48,522,840
		149,130,747
Electrical Equipment - 1.2%
Generac Holdings, Inc. (a)	1,008,611	49,351,336
Industrial Conglomerates - 1.1%
ITT, Inc.	832,270	46,607,120
Machinery - 3.5%
AGCO Corp.	278,377	20,215,738
Allison Transmission Holdings, Inc.	746,256	33,014,365
John Bean Technologies Corp.	218,228	24,823,435
Oshkosh Corp.	271,667	24,645,630
WABCO Holdings, Inc. (a)	316,073	48,798,510
		151,497,678
Professional Services - 1.9%
Exponent, Inc.	506,678	37,570,174
On Assignment, Inc. (a)	575,008	44,028,363
		81,598,537
Road & Rail - 0.3%
Marten Transport Ltd.	519,608	12,054,906
Trading Companies & Distributors - 1.7%
SiteOne Landscape Supply, Inc. (a)	649,711	49,481,990
Univar, Inc. (a)	729,346	21,778,272
		71,260,262

TOTAL INDUSTRIALS		894,700,490

INFORMATION TECHNOLOGY - 22.0%
Electronic Equipment & Components - 2.2%
Dolby Laboratories, Inc. Class A	315,065	20,271,282
FLIR Systems, Inc.	279,364	14,306,230
II-VI, Inc. (a)	383,718	16,365,573
Novanta, Inc. (a)	731,314	42,343,081
		93,286,166
Internet Software & Services - 10.0%
2U, Inc. (a)(b)	1,776,201	131,918,442
Alarm.com Holdings, Inc. (a)(b)	236,536	9,078,252
ANGI Homeservices, Inc. Class A (a)	37,400	499,664
Five9, Inc. (a)	419,885	10,921,209
GoDaddy, Inc. (a)	614,483	33,937,896
Gogo, Inc. (a)(b)	1,496,839	14,429,528
GrubHub, Inc. (a)(b)	757,667	54,741,441
Instructure, Inc. (a)	757,878	27,207,820
MINDBODY, Inc. (a)	735,970	25,869,346
New Relic, Inc. (a)	293,673	17,541,088
Okta, Inc.	634,515	18,686,467
Stamps.com, Inc. (a)	361,343	73,659,771
Yext, Inc. (b)	1,055,189	12,715,027
		431,205,951
IT Services - 3.0%
EPAM Systems, Inc. (a)	342,026	40,181,214
Genpact Ltd.	855,855	29,047,719
Interxion Holding N.V. (a)	218,182	13,690,921
Leidos Holdings, Inc.	712,472	47,450,635
		130,370,489
Semiconductors & Semiconductor Equipment - 1.9%
Entegris, Inc.	1,507,737	49,076,839
Integrated Device Technology, Inc. (a)	450,030	13,455,897
PDF Solutions, Inc. (a)(b)	1,282,462	17,544,080
		80,076,816
Software - 4.9%
Everbridge, Inc. (a)	1,101,578	35,558,938
HubSpot, Inc. (a)	361,580	35,091,339
Paycom Software, Inc. (a)(b)	317,416	29,088,002
Proofpoint, Inc. (a)	211,176	21,544,176
PROS Holdings, Inc. (a)	807,222	23,441,727
RingCentral, Inc. (a)	501,394	27,225,694
Take-Two Interactive Software, Inc. (a)	155,618	19,712,132
Workiva, Inc. (a)	830,308	18,515,868
		210,177,876

TOTAL INFORMATION TECHNOLOGY		945,117,298

MATERIALS - 4.7%
Chemicals - 1.3%
Orion Engineered Carbons SA	258,037	7,599,190
The Chemours Co. LLC	920,509	47,516,675
		55,115,865
Construction Materials - 2.1%
Eagle Materials, Inc.	507,073	56,817,530
Summit Materials, Inc.	1,020,348	32,600,119
		89,417,649
Containers & Packaging - 1.0%
Avery Dennison Corp.	240,090	29,454,241
Berry Global Group, Inc. (a)	259,134	15,338,141
		44,792,382
Paper & Forest Products - 0.3%
Neenah, Inc.	142,594	12,904,757
Quintis Ltd. (a)(b)(c)	11,285,501	91
		12,904,848

TOTAL MATERIALS		202,230,744

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Hudson Pacific Properties, Inc.	440,312	14,076,775
Rexford Industrial Realty, Inc.	557,248	16,544,693
Store Capital Corp.	599,483	14,693,328
Terreno Realty Corp.	499,323	17,775,899
		63,090,695
Real Estate Management & Development - 0.1%
Redfin Corp. (b)	272,074	5,523,102

TOTAL REAL ESTATE		68,613,797

UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NRG Yield, Inc. Class C	424,720	8,027,208
Ormat Technologies, Inc.	143,975	10,089,768
		18,116,976
TOTAL COMMON STOCKS
(Cost $3,179,702,843)		4,134,528,699

Convertible Preferred Stocks - 0.6%
INFORMATION TECHNOLOGY - 0.6%
Software - 0.6%
Compass, Inc. Series E (c)(d)
(Cost $23,873,990)	353,803	23,873,990

Investment Companies - 1.2%
iShares Russell 2000 Growth Index ETF (b)
(Cost $52,104,926)	274,947	53,270,981

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.39% (e)	41,501,974	41,510,274
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	146,663,188	146,677,854
TOTAL MONEY MARKET FUNDS
(Cost $188,186,232)		188,188,128
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $3,443,867,991)		4,399,861,798
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(110,946,196)
NET ASSETS - 100%		$4,288,915,602

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,873,990 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$23,873,990

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$348,711
Fidelity Securities Lending Cash Central Fund	2,047,153
Total	$2,395,864

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$645,816,084	$645,816,084	$--	$--
Consumer Staples	137,572,851	137,572,851	--	--
Financials	316,143,250	316,143,250	--	--
Health Care	906,217,209	904,852,965	67,080	1,297,164
Industrials	894,700,490	894,700,490	--	--
Information Technology	968,991,288	945,117,298	--	23,873,990
Materials	202,230,744	202,230,653	--	91
Real Estate	68,613,797	68,613,797	--	--
Utilities	18,116,976	18,116,976	--	--
Investment Companies	53,270,981	53,270,981	--	--
Money Market Funds	188,188,128	188,188,128	--	--
Total Investments in Securities:	$4,399,861,798	$4,374,623,473	$67,080	$25,171,245

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $141,522,088) — See accompanying schedule: Unaffiliated issuers (cost $3,255,681,759)	$4,211,673,670
Fidelity Central Funds (cost $188,186,232)	188,188,128
Total Investment in Securities (cost $3,443,867,991)		$4,399,861,798
Receivable for investments sold		64,126,011
Receivable for fund shares sold		20,272,955
Dividends receivable		261,718
Distributions receivable from Fidelity Central Funds		689,923
Prepaid expenses		4,643
Other receivables		268,735
Total assets		4,485,485,783
Liabilities
Payable for investments purchased	$37,808,829
Payable for fund shares redeemed	8,404,131
Accrued management fee	2,775,993
Distribution and service plan fees payable	197,050
Other affiliated payables	659,351
Other payables and accrued expenses	51,789
Collateral on securities loaned	146,673,038
Total liabilities		196,570,181
Net Assets		$4,288,915,602
Net Assets consist of:
Paid in capital		$3,263,369,715
Accumulated net investment loss		(10,920,531)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		80,472,667
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		955,993,751
Net Assets		$4,288,915,602
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($288,597,752 ÷ 11,474,627 shares)		$25.15
Maximum offering price per share (100/94.25 of $25.15)		$26.68
Class M:
Net Asset Value and redemption price per share ($77,453,004 ÷ 3,174,999 shares)		$24.39
Maximum offering price per share (100/96.50 of $24.39)		$25.27
Class C:
Net Asset Value and offering price per share ($134,257,465 ÷ 5,942,941 shares)(a)		$22.59
Small Cap Growth:
Net Asset Value, offering price and redemption price per share ($3,060,377,068 ÷ 116,992,660 shares)		$26.16
Class I:
Net Asset Value, offering price and redemption price per share ($647,824,294 ÷ 24,699,352 shares)		$26.23
Class Z:
Net Asset Value, offering price and redemption price per share ($80,406,019 ÷ 3,062,875 shares)		$26.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$7,605,095
Income from Fidelity Central Funds (including $2,047,153 from security lending)		2,395,864
Total income		10,000,959
Expenses
Management fee
Basic fee	$12,449,521
Performance adjustment	2,107,938
Transfer agent fees	3,252,086
Distribution and service plan fees	1,041,894
Accounting and security lending fees	526,637
Custodian fees and expenses	37,424
Independent trustees' fees and expenses	6,655
Registration fees	169,941
Audit	35,980
Legal	8,231
Interest	540
Miscellaneous	11,271
Total expenses before reductions	19,648,118
Expense reductions	(203,530)	19,444,588
Net investment income (loss)		(9,443,629)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,118,719
Redemption in-kind with affiliated entities	22,403,452
Fidelity Central Funds	10,320
Foreign currency transactions	65
Total net realized gain (loss)		150,532,556
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	461,147,731
Fidelity Central Funds	(7,842)
Assets and liabilities in foreign currencies	33
Total change in net unrealized appreciation (depreciation)		461,139,922
Net gain (loss)		611,672,478
Net increase (decrease) in net assets resulting from operations		$602,228,849

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,443,629)	$(11,864,179)
Net realized gain (loss)	150,532,556	284,698,299
Change in net unrealized appreciation (depreciation)	461,139,922	228,635,188
Net increase (decrease) in net assets resulting from operations	602,228,849	501,469,308
Distributions to shareholders from net investment income	(6,004)	–
Distributions to shareholders from net realized gain	(236,656,527)	(17,131,591)
Total distributions	(236,662,531)	(17,131,591)
Share transactions - net increase (decrease)	792,276,615	597,965,658
Redemption fees	224,512	418,601
Total increase (decrease) in net assets	1,158,067,445	1,082,721,976
Net Assets
Beginning of period	3,130,848,157	2,048,126,181
End of period	$4,288,915,602	$3,130,848,157
Other Information
Accumulated net investment loss end of period	$(10,920,531)	$(1,470,898)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.99	$19.17	$20.55	$17.99	$19.66	$15.87
Income from Investment Operations
Net investment income (loss)A	(.09)	(.14)	(.10)	(.13)	(.12)	(.04)
Net realized and unrealized gain (loss)	3.93	4.12	(.51)	4.23	1.69	4.87
Total from investment operations	3.84	3.98	(.61)	4.10	1.57	4.83
Distributions from net investment income	–B	–	–	–	–	–
Distributions from net realized gain	(1.68)	(.16)	(.78)	(1.54)	(3.24)	(1.04)
Total distributions	(1.68)	(.16)	(.78)	(1.54)	(3.24)	(1.04)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$25.15	$22.99	$19.17	$20.55	$17.99	$19.66
Total ReturnC,D,E	17.70%	20.90%	(2.85)%	24.46%	8.58%	32.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.32%H	1.35%	1.37%	1.21%	1.22%	1.24%
Expenses net of fee waivers, if any	1.32%H	1.35%	1.37%	1.21%	1.22%	1.24%
Expenses net of all reductions	1.31%H	1.34%	1.36%	1.20%	1.22%	1.22%
Net investment income (loss)	(.75)%H	(.66)%	(.58)%	(.67)%	(.62)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$288,598	$218,905	$176,988	$123,370	$88,822	$74,978
Portfolio turnover rateI	97%H,J	140%J	143%	156%	148%J	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$22.35	$18.69	$20.08	$17.66	$19.38	$15.68
Income from Investment Operations
Net investment income (loss)A	(.12)	(.19)	(.15)	(.17)	(.16)	(.09)
Net realized and unrealized gain (loss)	3.81	4.01	(.50)	4.13	1.66	4.82
Total from investment operations	3.69	3.82	(.65)	3.96	1.50	4.73
Distributions from net investment income	–B	–	–	–	–	–
Distributions from net realized gain	(1.65)	(.16)	(.75)	(1.54)	(3.22)	(1.03)
Total distributions	(1.65)	(.16)	(.75)	(1.54)	(3.22)	(1.03)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$24.39	$22.35	$18.69	$20.08	$17.66	$19.38
Total ReturnC,D,E	17.55%	20.57%	(3.14)%	24.10%	8.30%	31.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.62%	1.66%	1.49%	1.50%	1.49%
Expenses net of fee waivers, if any	1.59%H	1.62%	1.66%	1.48%	1.50%	1.49%
Expenses net of all reductions	1.58%H	1.61%	1.64%	1.47%	1.49%	1.48%
Net investment income (loss)	(1.02)%H	(.94)%	(.87)%	(.95)%	(.90)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$77,453	$64,034	$53,447	$52,667	$42,586	$34,686
Portfolio turnover rateI	97%H,J	140%J	143%	156%	148%J	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.83	$17.52	$18.90	$16.78	$18.62	$15.16
Income from Investment Operations
Net investment income (loss)A	(.16)	(.27)	(.22)	(.25)	(.25)	(.16)
Net realized and unrealized gain (loss)	3.54	3.74	(.48)	3.91	1.59	4.64
Total from investment operations	3.38	3.47	(.70)	3.66	1.34	4.48
Distributions from net investment income	–B	–	–	–	–	–
Distributions from net realized gain	(1.62)	(.16)	(.69)	(1.54)	(3.18)	(1.02)
Total distributions	(1.62)	(.16)	(.69)	(1.54)	(3.18)	(1.02)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$22.59	$20.83	$17.52	$18.90	$16.78	$18.62
Total ReturnC,D,E	17.28%	19.95%	(3.64)%	23.53%	7.70%	31.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.08%H	2.11%	2.16%	2.00%	2.01%	1.99%
Expenses net of fee waivers, if any	2.08%H	2.11%	2.16%	2.00%	2.00%	1.99%
Expenses net of all reductions	2.07%H	2.10%	2.14%	1.99%	2.00%	1.97%
Net investment income (loss)	(1.51)%H	(1.43)%	(1.37)%	(1.46)%	(1.41)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$134,257	$102,669	$73,731	$55,671	$42,215	$32,756
Portfolio turnover rateI	97%H,J	140%J	143%	156%	148%J	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.84	$19.82	$21.20	$18.45	$20.07	$16.14
Income from Investment Operations
Net investment income (loss)A	(.06)	(.09)	(.06)	(.07)	(.06)	.01
Net realized and unrealized gain (loss)	4.08	4.27	(.52)	4.36	1.71	4.98
Total from investment operations	4.02	4.18	(.58)	4.29	1.65	4.99
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.70)	(.16)	(.81)	(1.54)	(3.27)	(1.06)
Total distributions	(1.70)	(.16)	(.81)	(1.54)	(3.27)	(1.06)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$26.16	$23.84	$19.82	$21.20	$18.45	$20.07
Total ReturnC,D	17.86%	21.22%	(2.63)%	24.91%	8.87%	32.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.08%	1.12%	.91%	.91%	.90%
Expenses net of fee waivers, if any	1.03%G	1.08%	1.12%	.91%	.90%	.90%
Expenses net of all reductions	1.02%G	1.07%	1.11%	.90%	.90%	.88%
Net investment income (loss)	(.46)%G	(.40)%	(.33)%	(.37)%	(.31)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$3,060,377	$2,336,762	$1,580,264	$1,345,684	$1,069,105	$1,315,659
Portfolio turnover rateH	97%G,I	140%I	143%	156%	148%I	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$23.90	$19.86	$21.24	$18.49	$20.10	$16.17
Income from Investment Operations
Net investment income (loss)A	(.06)	(.08)	(.05)	(.07)	(.06)	.01
Net realized and unrealized gain (loss)	4.09	4.28	(.53)	4.36	1.72	4.98
Total from investment operations	4.03	4.20	(.58)	4.29	1.66	4.99
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(1.70)	(.16)	(.81)	(1.54)	(3.27)	(1.06)
Total distributions	(1.70)	(.16)	(.81)	(1.54)	(3.27)	(1.06)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$26.23	$23.90	$19.86	$21.24	$18.49	$20.10
Total ReturnC,D	17.86%	21.28%	(2.62)%	24.85%	8.89%	32.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	1.06%	1.09%	.93%	.92%	.92%
Expenses net of fee waivers, if any	1.04%G	1.06%	1.09%	.93%	.92%	.92%
Expenses net of all reductions	1.03%G	1.05%	1.07%	.91%	.92%	.91%
Net investment income (loss)	(.47)%G	(.38)%	(.30)%	(.39)%	(.32)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$647,824	$390,032	$163,696	$97,897	$51,607	$51,158
Portfolio turnover rateH	97%G,I	140%I	143%	156%	148%I	142%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$23.91	$21.39
Income from Investment Operations
Net investment income (loss)B	(.04)	(.05)
Net realized and unrealized gain (loss)	4.10	2.57
Total from investment operations	4.06	2.52
Distributions from net investment income	–	–
Distributions from net realized gain	(1.72)	–
Total distributions	(1.72)	–
Redemption fees added to paid in capitalB	–C	–C
Net asset value, end of period	$26.25	$23.91
Total ReturnD,E	17.96%	11.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	.90%H	.90%H
Expenses net of fee waivers, if any	.90%H	.90%H
Expenses net of all reductions	.89%H	.89%H
Net investment income (loss)	(.33)%H	(.44)%H
Supplemental Data
Net assets, end of period (000 omitted)	$80,406	$18,447
Portfolio turnover rateI	97%H,J	140%J

 A For the period February 1, 2017 (commencement of sale of shares) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective the close of business on February 2, 2018, the Fund is closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,030,995,492
Gross unrealized depreciation	(80,247,531)
Net unrealized appreciation (depreciation)	$950,747,961
Tax cost	$3,449,113,837

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,301,747,934 and $1,725,480,215, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$309,241	$19,573
Class M	.25%	.25%	173,298	–
Class C	.75%	.25%	559,355	124,146
			$1,041,894	$143,719

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$90,920
Class M	7,517
Class C(a)	5,309
$103,746

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$265,040.21
Class M	81,427.24
Class C	124,409.22
Small Cap Growth	2,314,162.18
Class I	457,833.19
Class Z	9,215.05
	$3,252,086

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $98,708 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$14,409,000	1.35%	$540

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 2,773,352 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $71,556,855. The net realized gain of $22,403,452 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 3,120,161 shares of the Fund held by an affiliated entity were redeemed in kind for investments and cash with a value of $74,384,639. The Fund had a net realized gain of $18,817,235 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,426.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,912 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,312,920. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $272,689 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $184,436 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $180.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18,914.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Class A	$3,381	$–
Class M	405	–
Class C	2,218	–
Total	$6,004	$–
From net realized gain
Class A	$16,631,386	$1,450,853
Class M	4,794,976	443,203
Class C	8,082,834	670,953
Small Cap Growth	173,515,868	13,079,834
Class I	31,458,120	1,486,748
Class Z	2,173,343	–
Total	$236,656,527	$17,131,591

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017(a)	Six months ended January 31, 2018	Year ended July 31, 2017(a)
Class A
Shares sold	2,344,945	5,020,720	$55,394,857	$104,451,830
Reinvestment of distributions	737,094	72,980	16,518,353	1,418,726
Shares redeemed	(1,129,437)	(4,804,338)	(26,486,558)	(100,455,311)
Net increase (decrease)	1,952,602	289,362	$45,426,652	$5,415,245
Class M
Shares sold	374,411	722,906	$8,592,461	$14,585,563
Reinvestment of distributions	219,933	23,093	4,778,389	437,379
Shares redeemed	(284,031)	(740,353)	(6,501,677)	(14,879,815)
Net increase (decrease)	310,313	5,646	$6,869,173	$143,127
Class C
Shares sold	1,220,212	1,684,413	$26,241,918	$31,979,652
Reinvestment of distributions	394,045	36,440	7,927,935	645,354
Shares redeemed	(599,347)	(1,001,342)	(12,675,017)	(18,971,580)
Net increase (decrease)	1,014,910	719,511	$21,494,836	$13,653,426
Small Cap Growth
Shares sold	25,985,323	46,489,671	$641,481,629	$1,008,614,407
Reinvestment of distributions	7,124,341	624,373	166,042,299	12,562,394
Shares redeemed	(14,155,124)(b)	(28,815,440)(c)	(351,142,494)(b)	(638,181,914)(c)
Net increase (decrease)	18,954,540	18,298,604	$456,381,434	$382,994,887
Class I
Shares sold	10,305,574	11,204,169	$253,796,032	$245,745,969
Reinvestment of distributions	1,279,506	68,251	29,928,913	1,376,613
Shares redeemed	(3,208,040)	(3,191,470)	(78,648,710)	(69,277,095)
Net increase (decrease)	8,377,040	8,080,950	$205,076,235	$177,845,487
Class Z
Shares sold	2,445,240	782,917	$60,882,488	$18,185,267
Reinvestment of distributions	72,161	–	1,697,869	–
Shares redeemed	(225,926)	(11,517)	(5,552,072)	(271,781)
Net increase (decrease)	2,291,475	771,400	$57,028,285	$17,913,486

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to July 31, 2017.

 (b) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Class A	1.32%
Actual		$1,000.00	$1,177.00	$7.24
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class M	1.59%
Actual		$1,000.00	$1,175.50	$8.72
Hypothetical-C		$1,000.00	$1,017.19	$8.08
Class C	2.08%
Actual		$1,000.00	$1,172.80	$11.39
Hypothetical-C		$1,000.00	$1,014.72	$10.56
Small Cap Growth	1.03%
Actual		$1,000.00	$1,178.60	$5.66
Hypothetical-C		$1,000.00	$1,020.01	$5.24
Class I	1.04%
Actual		$1,000.00	$1,178.60	$5.71
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Class Z	.90%
Actual		$1,000.00	$1,179.60	$4.94
Hypothetical-C		$1,000.00	$1,020.67	$4.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses.

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www.fidelity.com

SCP-SANN-0318
1.803700.113

Fidelity® Small Cap Growth K6 Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
2U, Inc.	3.1
Grand Canyon Education, Inc.	2.2
Stamps.com, Inc.	1.8
Nektar Therapeutics	1.5
Vail Resorts, Inc.	1.4
Eagle Materials, Inc.	1.3
GrubHub, Inc.	1.3
Insulet Corp.	1.3
Cavco Industries, Inc.	1.2
SiteOne Landscape Supply, Inc.	1.2
16.3

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Information Technology	22.6
Industrials	21.1
Health Care	20.6
Consumer Discretionary	15.3
Financials	7.5

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks/ETFs	97.8%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 8.5%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Diversified Consumer Services - 2.5%
Bright Horizons Family Solutions, Inc. (a)	10,097	$991,525
Grand Canyon Education, Inc. (a)	74,738	6,949,887
		7,941,412
Hotels, Restaurants & Leisure - 5.9%
Boyd Gaming Corp.	56,900	2,245,843
Cedar Fair LP (depositary unit)	47,155	3,197,109
Churchill Downs, Inc.	7,818	2,024,862
Dunkin' Brands Group, Inc.	24,149	1,561,233
Marriott Vacations Worldwide Corp.	10,891	1,659,026
Texas Roadhouse, Inc. Class A	28,132	1,651,911
U.S. Foods Holding Corp. (a)	67,099	2,155,891
Vail Resorts, Inc.	19,857	4,339,946
		18,835,821
Household Durables - 3.2%
Cavco Industries, Inc. (a)	25,768	3,946,369
LGI Homes, Inc. (a)	31,635	2,141,057
SodaStream International Ltd. (a)	26,304	2,068,284
Taylor Morrison Home Corp. (a)	81,149	2,063,619
		10,219,329
Internet & Direct Marketing Retail - 0.2%
Gaia, Inc. Class A (a)	73,393	877,046
Media - 0.7%
Cinemark Holdings, Inc.	59,597	2,193,170
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	23,449	1,302,592
Specialty Retail - 1.4%
Michaels Companies, Inc. (a)	74,305	1,996,575
The Children's Place Retail Stores, Inc.	17,084	2,559,183
		4,555,758
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	12,380	1,489,314
Columbia Sportswear Co.	13,963	1,042,617
Emerald Expositions Events, Inc.	362	7,812
PetIQ, Inc. Class A (b)	24,543	589,032
		3,128,775

TOTAL CONSUMER DISCRETIONARY		49,053,903

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 0.6%
Performance Food Group Co. (a)	59,007	2,026,890
Food Products - 0.9%
Nomad Foods Ltd. (a)	71,000	1,209,840
Post Holdings, Inc. (a)	23,418	1,772,040
		2,981,880
Household Products - 1.0%
Central Garden & Pet Co. (a)	32,799	1,285,393
Central Garden & Pet Co. Class A (non-vtg.) (a)	49,975	1,885,057
		3,170,450
Personal Products - 0.6%
Herbalife Ltd. (a)	23,119	1,918,646

TOTAL CONSUMER STAPLES		10,097,866

FINANCIALS - 7.5%
Banks - 1.2%
First Citizen Bancshares, Inc.	6,887	2,929,799
Prosperity Bancshares, Inc.	11,543	874,959
		3,804,758
Capital Markets - 3.4%
Apollo Global Management LLC Class A	92,256	3,298,152
CBOE Holdings, Inc.	15,872	2,133,038
Eaton Vance Corp. (non-vtg.)	25,839	1,493,494
Lazard Ltd. Class A	28,267	1,655,598
MSCI, Inc.	16,281	2,266,804
		10,847,086
Diversified Financial Services - 0.6%
Cotiviti Holdings, Inc. (a)	56,302	1,970,570
Insurance - 0.7%
Enstar Group Ltd. (a)	11,229	2,331,140
Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd. (a)	68,698	3,195,831
Meridian Bancorp, Inc. Maryland	88,737	1,814,672
		5,010,503

TOTAL FINANCIALS		23,964,057

HEALTH CARE - 20.6%
Biotechnology - 8.2%
Acceleron Pharma, Inc. (a)	25,674	1,065,728
Achaogen, Inc. (a)(b)	37,476	411,112
Acorda Therapeutics, Inc. (a)	30,560	793,032
Adamas Pharmaceuticals, Inc. (a)	23,297	881,558
Alder Biopharmaceuticals, Inc. (a)	53,890	762,544
Amarin Corp. PLC ADR (a)	68,149	255,559
AnaptysBio, Inc.	19,216	2,025,174
Arena Pharmaceuticals, Inc. (a)	5,200	194,584
Argenx SE ADR	15,059	1,168,277
Ascendis Pharma A/S sponsored ADR (a)	19,622	1,000,133
Audentes Therapeutics, Inc. (a)	37,277	1,308,423
Blueprint Medicines Corp. (a)	23,740	1,867,151
Epizyme, Inc. (a)	32,856	530,624
Fate Therapeutics, Inc. (a)(b)	95,807	875,676
FibroGen, Inc. (a)	24,140	1,413,397
Five Prime Therapeutics, Inc. (a)	6,174	123,480
Global Blood Therapeutics, Inc. (a)	30,797	1,783,146
Heron Therapeutics, Inc. (a)	13,353	289,092
Insmed, Inc. (a)	3,507	89,218
Intercept Pharmaceuticals, Inc. (a)	1,207	74,955
Kura Oncology, Inc. (a)(b)	38,600	756,560
Ligand Pharmaceuticals, Inc. Class B (a)	7,486	1,179,943
Loxo Oncology, Inc. (a)	20,472	2,077,294
Madrigal Pharmaceuticals, Inc. (a)	3,819	566,816
Mirati Therapeutics, Inc. (a)	1,100	28,490
Sarepta Therapeutics, Inc. (a)	33,306	2,182,875
Stemline Therapeutics, Inc. (a)	57,600	918,720
TESARO, Inc. (a)	6,049	408,066
Ultragenyx Pharmaceutical, Inc. (a)	20,264	1,081,084
Zai Lab Ltd. ADR	1,752	47,234
		26,159,945
Health Care Equipment & Supplies - 4.9%
Cantel Medical Corp.	25,009	2,774,248
ICU Medical, Inc. (a)	7,883	1,804,813
Inogen, Inc. (a)	9,052	1,102,896
Insulet Corp. (a)	54,166	4,145,324
iRhythm Technologies, Inc. (a)	23,731	1,415,080
Novocure Ltd. (a)	77,231	1,733,836
Quanterix Corp. (a)	57,996	1,206,897
Tactile Systems Technology, Inc. (a)(b)	18,958	597,746
Wright Medical Group NV (a)	40,776	927,654
		15,708,494
Health Care Providers & Services - 2.6%
G1 Therapeutics, Inc.	38,156	912,310
LHC Group, Inc. (a)	16,871	1,059,499
Magellan Health Services, Inc. (a)	11,970	1,192,212
Molina Healthcare, Inc. (a)	21,719	1,984,248
Premier, Inc. (a)	41,905	1,359,817
Tivity Health, Inc. (a)	46,480	1,801,100
		8,309,186
Health Care Technology - 0.3%
athenahealth, Inc. (a)	6,165	772,536
HTG Molecular Diagnostics (a)	47,300	168,861
		941,397
Life Sciences Tools & Services - 0.8%
ICON PLC (a)	23,704	2,596,062
Pharmaceuticals - 3.8%
Aclaris Therapeutics, Inc. (a)	27,206	601,797
Aerie Pharmaceuticals, Inc. (a)	23,989	1,315,797
Akcea Therapeutics, Inc. (b)	38,079	824,410
Avexis, Inc. (a)	14,627	1,809,799
Catalent, Inc. (a)	39,222	1,825,392
Nektar Therapeutics (a)	57,943	4,844,614
The Medicines Company (a)	12,661	419,459
Theravance Biopharma, Inc. (a)	11,898	314,583
Zogenix, Inc. (a)	4,092	148,744
		12,104,595

TOTAL HEALTH CARE		65,819,679

INDUSTRIALS - 21.1%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	56,281	3,570,467
Elbit Systems Ltd.	5,906	884,660
HEICO Corp. Class A	52,516	3,458,179
Teledyne Technologies, Inc. (a)	11,483	2,192,334
		10,105,640
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	22,862	1,287,131
Airlines - 1.8%
Allegiant Travel Co.	12,555	1,999,384
SkyWest, Inc.	65,644	3,659,653
		5,659,037
Commercial Services & Supplies - 2.4%
Copart, Inc. (a)	67,795	2,987,726
Healthcare Services Group, Inc.	22,288	1,229,852
The Brink's Co.	21,222	1,769,915
Viad Corp.	32,126	1,824,757
		7,812,250
Construction & Engineering - 3.6%
Dycom Industries, Inc. (a)	23,664	2,761,825
EMCOR Group, Inc.	30,677	2,493,427
Fluor Corp.	12,465	756,626
Jacobs Engineering Group, Inc.	26,219	1,821,172
KBR, Inc.	181,247	3,686,564
		11,519,614
Electrical Equipment - 1.2%
Generac Holdings, Inc. (a)	76,634	3,749,702
Industrial Conglomerates - 1.1%
ITT, Inc.	63,237	3,541,272
Machinery - 3.5%
AGCO Corp.	21,184	1,538,382
Allison Transmission Holdings, Inc.	52,250	2,311,540
John Bean Technologies Corp.	16,582	1,886,203
Oshkosh Corp.	20,602	1,869,013
WABCO Holdings, Inc. (a)	24,043	3,711,999
		11,317,137
Professional Services - 1.9%
Exponent, Inc.	38,118	2,826,450
On Assignment, Inc. (a)	43,611	3,339,294
		6,165,744
Road & Rail - 0.3%
Marten Transport Ltd.	39,449	915,217
Trading Companies & Distributors - 1.7%
SiteOne Landscape Supply, Inc. (a)	49,390	3,761,542
Univar, Inc. (a)	55,397	1,654,154
		5,415,696

TOTAL INDUSTRIALS		67,488,440

INFORMATION TECHNOLOGY - 22.3%
Electronic Equipment & Components - 2.2%
Dolby Laboratories, Inc. Class A	23,635	1,520,676
FLIR Systems, Inc.	21,188	1,085,037
II-VI, Inc. (a)	29,132	1,242,480
Novanta, Inc. (a)	55,539	3,215,708
		7,063,901
Internet Software & Services - 10.2%
2U, Inc. (a)	134,944	10,022,285
Alarm.com Holdings, Inc. (a)	17,385	667,236
ANGI Homeservices, Inc. Class A (a)	9,000	120,240
Five9, Inc. (a)	30,604	796,010
GoDaddy, Inc. (a)	46,662	2,577,142
Gogo, Inc. (a)(b)	113,699	1,096,058
GrubHub, Inc. (a)(b)	57,588	4,160,733
Instructure, Inc. (a)	57,582	2,067,194
MINDBODY, Inc. (a)(b)	52,162	1,833,494
New Relic, Inc. (a)	22,327	1,333,592
Okta, Inc.	48,190	1,419,196
Stamps.com, Inc. (a)	27,448	5,595,275
Yext, Inc.	80,178	966,145
		32,654,600
IT Services - 3.1%
EPAM Systems, Inc. (a)	25,999	3,054,363
Genpact Ltd.	65,045	2,207,627
Interxion Holding N.V. (a)	16,618	1,042,780
Leidos Holdings, Inc.	54,121	3,604,459
		9,909,229
Semiconductors & Semiconductor Equipment - 1.9%
Entegris, Inc.	114,550	3,728,603
Integrated Device Technology, Inc. (a)	34,138	1,020,726
PDF Solutions, Inc. (a)	97,451	1,333,130
		6,082,459
Software - 4.9%
Everbridge, Inc. (a)	83,737	2,703,030
HubSpot, Inc. (a)	23,927	2,322,115
Paycom Software, Inc. (a)	24,090	2,207,608
Proofpoint, Inc. (a)	16,069	1,639,359
PROS Holdings, Inc. (a)	61,365	1,782,040
RingCentral, Inc. (a)	38,136	2,070,785
Take-Two Interactive Software, Inc. (a)	11,819	1,497,113
Workiva, Inc. (a)	63,129	1,407,777
		15,629,827

TOTAL INFORMATION TECHNOLOGY		71,340,016

MATERIALS - 4.8%
Chemicals - 1.3%
Orion Engineered Carbons SA	21,010	618,745
The Chemours Co. LLC	69,967	3,611,697
		4,230,442
Construction Materials - 2.1%
Eagle Materials, Inc.	38,529	4,317,174
Summit Materials, Inc.	77,478	2,475,422
		6,792,596
Containers & Packaging - 1.1%
Avery Dennison Corp.	18,289	2,243,695
Berry Global Group, Inc. (a)	19,665	1,163,971
		3,407,666
Paper & Forest Products - 0.3%
Neenah, Inc.	10,799	977,310
Quintis Ltd. (a)(c)	473,487	4
		977,314

TOTAL MATERIALS		15,408,018

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Hudson Pacific Properties, Inc.	33,436	1,068,949
Rexford Industrial Realty, Inc.	42,302	1,255,946
Store Capital Corp.	45,543	1,116,259
Terreno Realty Corp.	37,890	1,348,884
		4,790,038
Real Estate Management & Development - 0.1%
Redfin Corp.	20,717	420,555

TOTAL REAL ESTATE		5,210,593

UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NRG Yield, Inc. Class C	30,202	570,818
Ormat Technologies, Inc.	10,191	714,185
		1,285,003
TOTAL COMMON STOCKS
(Cost $279,035,378)		309,667,575

Convertible Preferred Stocks - 0.3%
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Compass, Inc. Series E (c)(d)
(Cost $1,124,254)	16,661	1,124,254

Investment Companies - 1.1%
iShares Russell 2000 Growth Index ETF
(Cost $3,471,520)	17,953	3,478,394

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.39% (e)	2,780,438	2,780,994
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	4,121,658	4,122,070
TOTAL MONEY MARKET FUNDS
(Cost $6,903,064)		6,903,064
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $290,534,216)		321,173,287
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(973,875)
NET ASSETS - 100%		$320,199,412

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,124,254 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,124,254

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,049
Fidelity Securities Lending Cash Central Fund	50,961
Total	$85,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$49,053,903	$49,053,903	$--	$--
Consumer Staples	10,097,866	10,097,866	--	--
Financials	23,964,057	23,964,057	--	--
Health Care	65,819,679	65,819,679	--	--
Industrials	67,488,440	67,488,440	--	--
Information Technology	72,464,270	71,340,016	--	1,124,254
Materials	15,408,018	15,408,014	--	4
Real Estate	5,210,593	5,210,593	--	--
Utilities	1,285,003	1,285,003	--	--
Investment Companies	3,478,394	3,478,394	--	--
Money Market Funds	6,903,064	6,903,064	--	--
Total Investments in Securities:	$321,173,287	$320,049,029	$--	$1,124,258

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,904,730) — See accompanying schedule: Unaffiliated issuers (cost $283,631,152)	$314,270,223
Fidelity Central Funds (cost $6,903,064)	6,903,064
Total Investment in Securities (cost $290,534,216)		$321,173,287
Cash		479,597
Receivable for investments sold		4,917,499
Receivable for fund shares sold		611,583
Dividends receivable		20,263
Distributions receivable from Fidelity Central Funds		37,046
Other receivables		4,231
Total assets		327,243,506
Liabilities
Payable for investments purchased	$2,614,452
Payable for fund shares redeemed	174,880
Accrued management fee	132,537
Collateral on securities loaned	4,122,225
Total liabilities		7,044,094
Net Assets		$320,199,412
Net Assets consist of:
Paid in capital		$289,647,067
Accumulated net investment loss		(96,115)
Accumulated undistributed net realized gain (loss) on investments		9,389
Net unrealized appreciation (depreciation) on investments		30,639,071
Net Assets, for 26,094,785 shares outstanding		$320,199,412
Net Asset Value, offering price and redemption price per share ($320,199,412 ÷ 26,094,785 shares)		$12.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$389,109
Income from Fidelity Central Funds (including $50,961 from security lending)		85,010
Total income		474,119
Expenses
Management fee	$541,304
Independent trustees' fees and expenses	249
Total expenses before reductions	541,553
Expense reductions	(7,827)	533,726
Net investment income (loss)		(59,607)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	174,577
Fidelity Central Funds	(155)
Total net realized gain (loss)		174,422
Change in net unrealized appreciation (depreciation) on investment securities		30,696,004
Net gain (loss)		30,870,426
Net increase (decrease) in net assets resulting from operations		$30,810,819

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	For the period May 25, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(59,607)	$(1,752)
Net realized gain (loss)	174,422	905
Change in net unrealized appreciation (depreciation)	30,696,004	(56,933)
Net increase (decrease) in net assets resulting from operations	30,810,819	(57,780)
Distributions to shareholders from net investment income	(36,508)	–
Distributions to shareholders from net realized gain	(164,284)	–
Total distributions	(200,792)	–
Share transactions
Proceeds from sales of shares	242,376,922	74,935,286
Reinvestment of distributions	200,792	–
Cost of shares redeemed	(27,809,091)	(56,744)
Net increase (decrease) in net assets resulting from share transactions	214,768,623	74,878,542
Total increase (decrease) in net assets	245,378,650	74,820,762
Net Assets
Beginning of period	74,820,762	–
End of period	$320,199,412	$74,820,762
Other Information
Accumulated net investment loss end of period	$(96,115)	$–
Shares
Sold	21,345,903	7,186,659
Issued in reinvestment of distributions	17,629	–
Redeemed	(2,449,960)	(5,446)
Net increase (decrease)	18,913,572	7,181,213

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.42	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	(.01)
Net realized and unrealized gain (loss)	1.86	.43
Total from investment operations	1.86	.42
Distributions from net investment income	–C	–
Distributions from net realized gain	(.01)	–
Total distributions	(.01)	–
Net asset value, end of period	$12.27	$10.42
Total ReturnD,E	17.87%	4.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.60%H
Expenses net of fee waivers, if any	.60%H	.60%H
Expenses net of all reductions	.60%H	.60%H
Net investment income (loss)	(.07)%H	(.45)%H
Supplemental Data
Net assets, end of period (000 omitted)	$320,199	$74,821
Portfolio turnover rateI	117%H,J	79%J,K

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Small Cap Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective the close of business on February 2, 2018, the Fund is closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, net operating losses, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,819,817
Gross unrealized depreciation	(4,627,283)
Net unrealized appreciation (depreciation)	$30,192,534
Tax cost	$290,980,753

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $236,736,870 and $95,566,323, respectively.

Exchanges In-Kind. During the period, unaffiliated entities completed exchanges in-kind with the Fund. The unaffiliated entities delivered investments and cash valued at $71,556,855 in exchange for 5,936,847 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,604 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $74,384,639 in exchange for 7,131,797 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $660,085. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1,082 from securities loaned to FCM.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,384 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $443.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.60%	$1,000.00	$1,178.70	$3.29
Hypothetical-C		$1,000.00	$1,022.18	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SCPK6-SANN-0318
1.9884010.100

Fidelity Advisor® Small Cap Value Fund - Class A, Class M, Class C and Class I Semi-Annual Report January 31, 2018 Class A, Class M, Class C and Class I are classes of Fidelity® Small Cap Value Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
LivaNova PLC	3.5
Tech Data Corp.	3.3
Moog, Inc. Class A	3.1
Cullen/Frost Bankers, Inc.	3.0
Genesee & Wyoming, Inc. Class A	3.0
First American Financial Corp.	2.9
CVB Financial Corp.	2.9
BOK Financial Corp.	2.7
Store Capital Corp.	2.6
Science Applications International Corp.	2.6
29.6

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Financials	32.4
Industrials	15.6
Consumer Discretionary	12.6
Information Technology	12.4
Health Care	6.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	97.5%
Bonds	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 15.4%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.1%
Standard Motor Products, Inc.	795,092	$38,084,907
Diversified Consumer Services - 2.9%
Grand Canyon Education, Inc. (a)	595,927	55,415,252
Strayer Education, Inc.	527,400	48,773,952
		104,189,204
Hotels, Restaurants & Leisure - 2.3%
Cedar Fair LP (depositary unit)	1,223,500	82,953,300
Household Durables - 4.3%
CalAtlantic Group, Inc.	790,800	44,387,604
LGI Homes, Inc. (a)(b)	586,300	39,680,784
Meritage Homes Corp. (a)	1,413,578	67,074,276
		151,142,664
Specialty Retail - 2.0%
Aaron's, Inc. Class A	1,706,100	69,762,429

TOTAL CONSUMER DISCRETIONARY		446,132,504

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.2%
United Natural Foods, Inc. (a)	855,000	40,698,000
Food Products - 0.1%
Nomad Foods Ltd. (a)	220,725	3,761,154

TOTAL CONSUMER STAPLES		44,459,154

ENERGY - 3.8%
Energy Equipment & Services - 2.1%
ShawCor Ltd. Class A	3,200,400	72,230,166
Oil, Gas & Consumable Fuels - 1.7%
LINN Energy, Inc. (b)	1,551,900	61,300,050

TOTAL ENERGY		133,530,216

FINANCIALS - 32.4%
Banks - 19.4%
Associated Banc-Corp.	2,650,000	65,587,500
Banner Corp.	388,900	21,132,826
BOK Financial Corp.	1,000,000	96,690,000
Cullen/Frost Bankers, Inc.	1,000,000	106,410,000
CVB Financial Corp.	4,359,300	102,007,620
First Citizen Bancshares, Inc.	140,370	59,714,802
First Citizen Bancshares, Inc. Class A	180,954	76,979,641
Hilltop Holdings, Inc.	820,700	21,494,133
Popular, Inc.	1,105,800	44,939,712
UMB Financial Corp.	1,200,000	91,416,000
		686,372,234
Capital Markets - 3.1%
Federated Investors, Inc. Class B (non-vtg.)	1,730,900	60,027,612
OM Asset Management Ltd.	2,895,301	51,796,935
		111,824,547
Insurance - 8.2%
Argo Group International Holdings, Ltd.	628,500	38,527,050
Enstar Group Ltd. (a)	281,000	58,335,600
First American Financial Corp.	1,750,900	103,425,663
ProAssurance Corp.	1,633,300	89,341,510
		289,629,823
Thrifts & Mortgage Finance - 1.7%
Beneficial Bancorp, Inc.	864,286	14,044,648
Washington Federal, Inc.	1,250,000	44,875,000
		58,919,648

TOTAL FINANCIALS		1,146,746,252

HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 3.5%
LivaNova PLC (a)	1,470,651	125,814,193
Health Care Providers & Services - 1.1%
Civitas Solutions, Inc. (a)(c)	2,038,502	35,775,710
Envision Healthcare Corp. (a)	45,500	1,637,545
		37,413,255
Health Care Technology - 1.0%
Cegedim SA (a)	694,196	35,595,604
Pharmaceuticals - 1.1%
Innoviva, Inc. (a)	2,771,053	40,429,663

TOTAL HEALTH CARE		239,252,715

INDUSTRIALS - 15.3%
Aerospace & Defense - 3.1%
Moog, Inc. Class A (a)	1,222,900	110,134,374
Airlines - 0.3%
Allegiant Travel Co.	77,400	12,325,950
Electrical Equipment - 4.8%
AZZ, Inc.	500,000	22,750,000
Melrose Industries PLC	21,916,049	70,450,025
Regal Beloit Corp.	1,005,368	78,318,167
		171,518,192
Machinery - 1.7%
Mueller Industries, Inc.	1,772,458	58,650,635
Road & Rail - 3.0%
Genesee & Wyoming, Inc. Class A (a)	1,317,600	105,210,360
Trading Companies & Distributors - 2.4%
WESCO International, Inc. (a)	1,241,700	84,621,855

TOTAL INDUSTRIALS		542,461,366

INFORMATION TECHNOLOGY - 12.4%
Electronic Equipment & Components - 5.0%
SYNNEX Corp.	500,000	61,365,000
Tech Data Corp. (a)	1,143,200	114,628,664
		175,993,664
Internet Software & Services - 3.4%
Cimpress NV (a)(b)	325,100	41,420,991
comScore, Inc. (a)	47,500	1,075,875
j2 Global, Inc.	1,000,000	79,990,000
		122,486,866
IT Services - 3.0%
Presidio, Inc.	835,100	15,290,681
Science Applications International Corp.	1,195,497	91,634,845
		106,925,526
Technology Hardware, Storage & Peripherals - 1.0%
Super Micro Computer, Inc. (a)	1,500,000	34,237,500

TOTAL INFORMATION TECHNOLOGY		439,643,556

MATERIALS - 4.4%
Containers & Packaging - 2.5%
Silgan Holdings, Inc.	3,000,000	89,670,000
Metals & Mining - 1.9%
Compass Minerals International, Inc. (b)	917,800	66,907,620

TOTAL MATERIALS		156,577,620

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.9%
CareTrust (REIT), Inc.	593,600	9,432,304
Potlatch Corp.	369,199	19,530,627
Sabra Health Care REIT, Inc.	2,854,100	51,659,210
Store Capital Corp.	3,809,300	93,365,943
		173,988,084
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Com Hem Holding AB	14,758	256,583
UTILITIES - 3.7%
Electric Utilities - 3.6%
El Paso Electric Co.	1,211,100	63,219,420
IDACORP, Inc.	743,900	64,183,692
		127,403,112
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	264,000	4,989,600

TOTAL UTILITIES		132,392,712

TOTAL COMMON STOCKS
(Cost $2,515,025,135)		3,455,440,762
	Principal Amount	Value

Nonconvertible Bonds - 0.3%
INDUSTRIALS - 0.3%
Machinery - 0.3%
Mueller Industries, Inc. 6% 3/1/27 (Cost $10,499,000)	10,499,000	10,761,476
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.39% (d)	84,052,240	84,069,051
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	85,672,827	85,681,394
TOTAL MONEY MARKET FUNDS
(Cost $169,747,390)		169,750,445
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $2,695,271,525)		3,635,952,683
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(91,058,781)
NET ASSETS - 100%		$3,544,893,902

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$333,090
Fidelity Securities Lending Cash Central Fund	166,293
Total	$499,383

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Civitas Solutions, Inc.	$44,625,000	$--	$8,124,718	$--	$167,218	$(891,790)	$35,775,710
Total	$44,625,000	$--	$8,124,718	$--	$167,218	$(891,790)	$35,775,710

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$446,132,504	$446,132,504	$--	$--
Consumer Staples	44,459,154	44,459,154	--	--
Energy	133,530,216	133,530,216	--	--
Financials	1,146,746,252	1,146,746,252	--	--
Health Care	239,252,715	239,252,715	--	--
Industrials	542,461,366	542,461,366	--	--
Information Technology	439,643,556	439,643,556	--	--
Materials	156,577,620	156,577,620	--	--
Real Estate	173,988,084	173,988,084	--	--
Telecommunication Services	256,583	256,583	--	--
Utilities	132,392,712	132,392,712	--	--
Corporate Bonds	10,761,476	--	10,761,476	--
Money Market Funds	169,750,445	169,750,445	--	--
Total Investments in Securities:	$3,635,952,683	$3,625,191,207	$10,761,476	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.6%
United Kingdom	6.9%
Bermuda	2.8%
Canada	2.1%
Puerto Rico	1.3%
Netherlands	1.2%
France	1.0%
Others (Individually Less Than 1%)	0.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $83,056,452) — See accompanying schedule: Unaffiliated issuers (cost $2,491,391,256)	$3,430,426,528
Fidelity Central Funds (cost $169,747,390)	169,750,445
Other affiliated issuers (cost $34,132,879)	35,775,710
Total Investment in Securities (cost $2,695,271,525)		$3,635,952,683
Cash		2
Receivable for investments sold		12,906,594
Receivable for fund shares sold		2,171,417
Interest receivable		262,475
Distributions receivable from Fidelity Central Funds		97,575
Prepaid expenses		4,901
Other receivables		20,680
Total assets		3,651,416,327
Liabilities
Payable for investments purchased	$13,977,121
Payable for fund shares redeemed	3,981,880
Accrued management fee	2,128,129
Distribution and service plan fees payable	112,284
Other affiliated payables	619,285
Other payables and accrued expenses	35,801
Collateral on securities loaned	85,667,925
Total liabilities		106,522,425
Net Assets		$3,544,893,902
Net Assets consist of:
Paid in capital		$2,516,931,999
Distributions in excess of net investment income		(433,539)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		87,714,296
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		940,681,146
Net Assets		$3,544,893,902
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($176,337,170 ÷ 8,701,146 shares)		$20.27
Maximum offering price per share (100/94.25 of $20.27)		$21.51
Class M:
Net Asset Value and redemption price per share ($76,256,612 ÷ 3,850,821 shares)		$19.80
Maximum offering price per share (100/96.50 of $19.80)		$20.52
Class C:
Net Asset Value and offering price per share ($49,835,724 ÷ 2,692,255 shares)(a)		$18.51
Small Cap Value:
Net Asset Value, offering price and redemption price per share ($2,771,576,169 ÷ 134,377,639 shares)		$20.63
Class I:
Net Asset Value, offering price and redemption price per share ($470,888,227 ÷ 22,824,925 shares)		$20.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$23,468,962
Special dividends		6,923,500
Interest		314,970
Income from Fidelity Central Funds		499,383
Total income		31,206,815
Expenses
Management fee
Basic fee	$12,049,438
Performance adjustment	643,254
Transfer agent fees	3,214,745
Distribution and service plan fees	668,244
Accounting and security lending fees	513,763
Custodian fees and expenses	23,018
Independent trustees' fees and expenses	6,722
Registration fees	86,578
Audit	33,908
Legal	6,268
Interest	656
Miscellaneous	11,295
Total expenses before reductions	17,257,889
Expense reductions	(61,383)	17,196,506
Net investment income (loss)		14,010,309
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,701,046
Fidelity Central Funds	(332)
Other affiliated issuers	167,218
Foreign currency transactions	(91,524)
Total net realized gain (loss)		128,776,408
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	204,984,699
Fidelity Central Funds	(1,053)
Other affiliated issuers	(891,790)
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		204,091,830
Net gain (loss)		332,868,238
Net increase (decrease) in net assets resulting from operations		$346,878,547

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,010,309	$44,455,877
Net realized gain (loss)	128,776,408	78,723,874
Change in net unrealized appreciation (depreciation)	204,091,830	334,723,173
Net increase (decrease) in net assets resulting from operations	346,878,547	457,902,924
Distributions to shareholders from net investment income	(37,440,446)	(25,276,323)
Distributions to shareholders from net realized gain	(91,158,962)	(209,689,485)
Total distributions	(128,599,408)	(234,965,808)
Share transactions - net increase (decrease)	(93,433,237)	(12,022,135)
Redemption fees	89,025	469,836
Total increase (decrease) in net assets	124,934,927	211,384,817
Net Assets
Beginning of period	3,419,958,975	3,208,574,158
End of period	$3,544,893,902	$3,419,958,975
Other Information
Undistributed net investment income end of period	$–	$22,996,598
Distributions in excess of net investment income end of period	$(433,539)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Value Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.05	$17.92	$19.14	$19.29	$19.96	$14.86
Income from Investment Operations
Net investment income (loss)A	.06B	.20C	.07	.10D	.03	.07
Net realized and unrealized gain (loss)	1.85	2.23	.56	2.01	1.24	5.57
Total from investment operations	1.91	2.43	.63	2.11	1.27	5.64
Distributions from net investment income	(.17)	(.10)	(.11)	(.02)	(.01)	(.07)
Distributions from net realized gain	(.52)	(1.20)	(1.75)	(2.25)	(1.93)	(.47)
Total distributions	(.69)	(1.30)	(1.85)E	(2.26)F	(1.94)	(.54)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$20.27	$19.05	$17.92	$19.14	$19.29	$19.96
Total ReturnH,I,J	10.32%	14.61%	4.07%	11.86%	6.83%	39.09%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.22%M	1.24%	1.41%	1.42%	1.36%	1.36%
Expenses net of fee waivers, if any	1.22%M	1.24%	1.41%	1.39%	1.35%	1.36%
Expenses net of all reductions	1.22%M	1.24%	1.41%	1.39%	1.34%	1.36%
Net investment income (loss)	.58%B,M	1.10%C	.43%	.52%D	.13%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$176,337	$184,306	$218,364	$235,844	$258,183	$275,265
Portfolio turnover rateN	13%M	26%	33%	34%	26%O	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .18%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 E Total distributions of $1.85 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $1.747 per share.

 F Total distributions of $2.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $2.248 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.61	$17.54	$18.78	$18.98	$19.70	$14.70
Income from Investment Operations
Net investment income (loss)A	.03B	.15C	.03	.05D	(.02)	.03
Net realized and unrealized gain (loss)	1.80	2.18	.54	1.98	1.23	5.50
Total from investment operations	1.83	2.33	.57	2.03	1.21	5.53
Distributions from net investment income	(.13)	(.07)	(.06)	–	–	(.06)
Distributions from net realized gain	(.52)	(1.20)	(1.75)	(2.23)	(1.93)	(.47)
Total distributions	(.64)E	(1.26)F	(1.81)	(2.23)	(1.93)	(.53)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$19.80	$18.61	$17.54	$18.78	$18.98	$19.70
Total ReturnH,I,J	10.16%	14.35%	3.76%	11.58%	6.58%	38.70%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.46%M	1.49%	1.66%	1.67%	1.61%	1.60%
Expenses net of fee waivers, if any	1.46%M	1.49%	1.66%	1.64%	1.59%	1.60%
Expenses net of all reductions	1.46%M	1.49%	1.65%	1.63%	1.59%	1.59%
Net investment income (loss)	.34%B,M	.86%C	.19%	.27%D	(.11)%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$76,257	$78,852	$82,337	$91,716	$100,975	$107,444
Portfolio turnover rateN	13%M	26%	33%	34%	26%O	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been (.06)%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .36%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 E Total distributions of $.64 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.519 per share.

 F Total distributions of $1.26 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $1.195 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.39	$16.52	$17.82	$18.19	$19.06	$14.28
Income from Investment Operations
Net investment income (loss)A	(.02)B	.06C	(.05)	(.04)D	(.12)	(.06)
Net realized and unrealized gain (loss)	1.69	2.04	.50	1.90	1.18	5.34
Total from investment operations	1.67	2.10	.45	1.86	1.06	5.28
Distributions from net investment income	(.03)	(.04)	–	–	–	(.03)
Distributions from net realized gain	(.52)	(1.20)	(1.75)	(2.23)	(1.93)	(.47)
Total distributions	(.55)	(1.23)E	(1.75)	(2.23)	(1.93)	(.50)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$18.51	$17.39	$16.52	$17.82	$18.19	$19.06
Total ReturnG,H,I	9.90%	13.79%	3.20%	11.05%	5.97%	38.00%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.97%L	2.00%	2.18%	2.19%	2.12%	2.13%
Expenses net of fee waivers, if any	1.97%L	2.00%	2.17%	2.16%	2.11%	2.13%
Expenses net of all reductions	1.97%L	2.00%	2.17%	2.15%	2.10%	2.12%
Net investment income (loss)	(.18)%B,L	.35%C	(.33)%	(.25)%D	(.63)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$49,836	$52,227	$57,231	$64,928	$70,541	$76,018
Portfolio turnover rateM	13%L	26%	33%	34%	26%N	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been (.57) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 E Total distributions of $1.23 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $1.195 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.41	$18.22	$19.45	$19.57	$20.22	$15.05
Income from Investment Operations
Net investment income (loss)A	.08B	.25C	.12	.15D	.08	.12
Net realized and unrealized gain (loss)	1.88	2.28	.55	2.05	1.26	5.63
Total from investment operations	1.96	2.53	.67	2.20	1.34	5.75
Distributions from net investment income	(.22)	(.15)	(.15)	(.07)	(.06)	(.11)
Distributions from net realized gain	(.52)	(1.20)	(1.75)	(2.25)	(1.93)	(.47)
Total distributions	(.74)	(1.34)E	(1.90)	(2.32)	(1.99)	(.58)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$20.63	$19.41	$18.22	$19.45	$19.57	$20.22
Total ReturnG,H	10.45%	14.99%	4.23%	12.18%	7.12%	39.45%
Ratios to Average Net AssetsI,J
Expenses before reductions	.95%K	.99%	1.18%	1.15%	1.08%	1.07%
Expenses net of fee waivers, if any	.95%K	.99%	1.18%	1.12%	1.06%	1.07%
Expenses net of all reductions	.95%K	.99%	1.17%	1.12%	1.06%	1.06%
Net investment income (loss)	.84%B,K	1.36%C	.67%	.78%D	.41%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,771,576	$2,637,843	$2,460,714	$2,036,157	$2,060,546	$2,672,854
Portfolio turnover rateL	13%K	26%	33%	34%	26%M	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .45%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 E Total distributions of $1.34 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $1.195 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.41	$18.23	$19.45	$19.57	$20.23	$15.05
Income from Investment Operations
Net investment income (loss)A	.08B	.25C	.12	.15D	.08	.12
Net realized and unrealized gain (loss)	1.88	2.28	.56	2.05	1.25	5.65
Total from investment operations	1.96	2.53	.68	2.20	1.33	5.77
Distributions from net investment income	(.22)	(.15)	(.16)	(.07)	(.06)	(.12)
Distributions from net realized gain	(.52)	(1.20)	(1.75)	(2.25)	(1.93)	(.47)
Total distributions	(.74)	(1.35)	(1.90)E	(2.32)	(1.99)	(.59)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$20.63	$19.41	$18.23	$19.45	$19.57	$20.23
Total ReturnG,H	10.45%	14.96%	4.31%	12.17%	7.08%	39.54%
Ratios to Average Net AssetsI,J
Expenses before reductions	.95%K	.98%	1.14%	1.15%	1.09%	1.07%
Expenses net of fee waivers, if any	.95%K	.97%	1.14%	1.12%	1.07%	1.07%
Expenses net of all reductions	.95%K	.97%	1.14%	1.12%	1.07%	1.06%
Net investment income (loss)	.85%B,K	1.37%C	.70%	.79%D	.40%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$470,888	$466,730	$389,928	$376,817	$342,500	$359,582
Portfolio turnover rateL	13%K	26%	33%	34%	26%M	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .45%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 E Total distributions of $1.90 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $1.747 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Value, and Class I shares, each of which has equal rights as to assets and voting privileges. The Fund is closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,010,449,027
Gross unrealized depreciation	(69,801,094)
Net unrealized appreciation (depreciation)	$940,647,933
Tax cost	$2,695,304,750

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $216,422,628 and $442,311,309, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$222,174	$601
Class M	.25%	.25%	195,014	–
Class C	.75%	.25%	251,056	1,854
			$668,244	$2,455

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,756
Class M	966
Class C(a)	458
$3,180

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$177,768.20
Class M	75,338.19
Class C	51,234.20
Small Cap Value	2,484,063.18
Class I	426,342.18
	$3,214,745

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,954 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$2,933,500	1.34%	$656

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,005 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $166,293. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42,424 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,250.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,709.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Class A	$1,524,301	$1,211,951
Class M	515,970	315,712
Class C	97,347	123,016
Small Cap Value	30,080,250	20,285,848
Class I	5,222,578	3,339,796
Total	$37,440,446	$25,276,323
From net realized gain
Class A	$4,758,897	$14,206,153
Class M	2,138,544	5,563,443
Class C	1,473,571	4,084,634
Small Cap Value	70,617,740	160,012,743
Class I	12,170,210	25,822,512
Total	$91,158,962	$209,689,485

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Class A
Shares sold	375,841	1,506,738	$7,314,233	$27,403,663
Reinvestment of distributions	330,015	903,681	6,184,384	15,154,493
Shares redeemed	(1,678,874)	(4,924,614)	(32,538,492)	(89,702,542)
Net increase (decrease)	(973,018)	(2,514,195)	$(19,039,875)	$(47,144,386)
Class M
Shares sold	139,331	678,291	$2,668,683	$12,111,422
Reinvestment of distributions	144,050	354,357	2,638,888	5,809,028
Shares redeemed	(669,063)	(1,490,409)	(12,863,004)	(26,553,974)
Net increase (decrease)	(385,682)	(457,761)	$(7,555,433)	$(8,633,524)
Class C
Shares sold	41,242	191,618	$733,554	$3,203,223
Reinvestment of distributions	85,987	251,057	1,473,685	3,851,053
Shares redeemed	(437,714)	(903,381)	(7,715,938)	(15,005,685)
Net increase (decrease)	(310,485)	(460,706)	$(5,508,699)	$(7,951,409)
Small Cap Value
Shares sold	9,755,002	31,283,294	$192,845,450	$582,054,205
Reinvestment of distributions	4,774,546	10,073,160	90,647,306	172,025,201
Shares redeemed	(16,081,568)	(40,448,579)	(319,343,340)	(750,552,096)
Net increase (decrease)	(1,552,020)	907,875	$(35,850,584)	$3,527,310
Class I
Shares sold	2,449,544	6,859,852	$48,576,744	$128,013,262
Reinvestment of distributions	785,425	1,477,352	14,952,988	25,225,719
Shares redeemed	(4,454,255)	(5,680,327)	(89,008,378)	(105,059,107)
Net increase (decrease)	(1,219,286)	2,656,877	$(25,478,646)	$48,179,874

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Class A	1.22%
Actual		$1,000.00	$1,103.20	$6.47
Hypothetical-C		$1,000.00	$1,019.06	$6.21
Class M	1.46%
Actual		$1,000.00	$1,101.60	$7.73
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Class C	1.97%
Actual		$1,000.00	$1,099.00	$10.42
Hypothetical-C		$1,000.00	$1,015.27	$10.01
Small Cap Value	.95%
Actual		$1,000.00	$1,104.50	$5.04
Hypothetical-C		$1,000.00	$1,020.42	$4.84
Class I	.95%
Actual		$1,000.00	$1,104.50	$5.04
Hypothetical-C		$1,000.00	$1,020.42	$4.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCV-SANN-0318
1.803738.114

Fidelity® Small Cap Value Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
LivaNova PLC	3.5
Tech Data Corp.	3.3
Moog, Inc. Class A	3.1
Cullen/Frost Bankers, Inc.	3.0
Genesee & Wyoming, Inc. Class A	3.0
First American Financial Corp.	2.9
CVB Financial Corp.	2.9
BOK Financial Corp.	2.7
Store Capital Corp.	2.6
Science Applications International Corp.	2.6
29.6

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Financials	32.4
Industrials	15.6
Consumer Discretionary	12.6
Information Technology	12.4
Health Care	6.7

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	97.5%
Bonds	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 15.4%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.1%
Standard Motor Products, Inc.	795,092	$38,084,907
Diversified Consumer Services - 2.9%
Grand Canyon Education, Inc. (a)	595,927	55,415,252
Strayer Education, Inc.	527,400	48,773,952
		104,189,204
Hotels, Restaurants & Leisure - 2.3%
Cedar Fair LP (depositary unit)	1,223,500	82,953,300
Household Durables - 4.3%
CalAtlantic Group, Inc.	790,800	44,387,604
LGI Homes, Inc. (a)(b)	586,300	39,680,784
Meritage Homes Corp. (a)	1,413,578	67,074,276
		151,142,664
Specialty Retail - 2.0%
Aaron's, Inc. Class A	1,706,100	69,762,429

TOTAL CONSUMER DISCRETIONARY		446,132,504

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.2%
United Natural Foods, Inc. (a)	855,000	40,698,000
Food Products - 0.1%
Nomad Foods Ltd. (a)	220,725	3,761,154

TOTAL CONSUMER STAPLES		44,459,154

ENERGY - 3.8%
Energy Equipment & Services - 2.1%
ShawCor Ltd. Class A	3,200,400	72,230,166
Oil, Gas & Consumable Fuels - 1.7%
LINN Energy, Inc. (b)	1,551,900	61,300,050

TOTAL ENERGY		133,530,216

FINANCIALS - 32.4%
Banks - 19.4%
Associated Banc-Corp.	2,650,000	65,587,500
Banner Corp.	388,900	21,132,826
BOK Financial Corp.	1,000,000	96,690,000
Cullen/Frost Bankers, Inc.	1,000,000	106,410,000
CVB Financial Corp.	4,359,300	102,007,620
First Citizen Bancshares, Inc.	140,370	59,714,802
First Citizen Bancshares, Inc. Class A	180,954	76,979,641
Hilltop Holdings, Inc.	820,700	21,494,133
Popular, Inc.	1,105,800	44,939,712
UMB Financial Corp.	1,200,000	91,416,000
		686,372,234
Capital Markets - 3.1%
Federated Investors, Inc. Class B (non-vtg.)	1,730,900	60,027,612
OM Asset Management Ltd.	2,895,301	51,796,935
		111,824,547
Insurance - 8.2%
Argo Group International Holdings, Ltd.	628,500	38,527,050
Enstar Group Ltd. (a)	281,000	58,335,600
First American Financial Corp.	1,750,900	103,425,663
ProAssurance Corp.	1,633,300	89,341,510
		289,629,823
Thrifts & Mortgage Finance - 1.7%
Beneficial Bancorp, Inc.	864,286	14,044,648
Washington Federal, Inc.	1,250,000	44,875,000
		58,919,648

TOTAL FINANCIALS		1,146,746,252

HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 3.5%
LivaNova PLC (a)	1,470,651	125,814,193
Health Care Providers & Services - 1.1%
Civitas Solutions, Inc. (a)(c)	2,038,502	35,775,710
Envision Healthcare Corp. (a)	45,500	1,637,545
		37,413,255
Health Care Technology - 1.0%
Cegedim SA (a)	694,196	35,595,604
Pharmaceuticals - 1.1%
Innoviva, Inc. (a)	2,771,053	40,429,663

TOTAL HEALTH CARE		239,252,715

INDUSTRIALS - 15.3%
Aerospace & Defense - 3.1%
Moog, Inc. Class A (a)	1,222,900	110,134,374
Airlines - 0.3%
Allegiant Travel Co.	77,400	12,325,950
Electrical Equipment - 4.8%
AZZ, Inc.	500,000	22,750,000
Melrose Industries PLC	21,916,049	70,450,025
Regal Beloit Corp.	1,005,368	78,318,167
		171,518,192
Machinery - 1.7%
Mueller Industries, Inc.	1,772,458	58,650,635
Road & Rail - 3.0%
Genesee & Wyoming, Inc. Class A (a)	1,317,600	105,210,360
Trading Companies & Distributors - 2.4%
WESCO International, Inc. (a)	1,241,700	84,621,855

TOTAL INDUSTRIALS		542,461,366

INFORMATION TECHNOLOGY - 12.4%
Electronic Equipment & Components - 5.0%
SYNNEX Corp.	500,000	61,365,000
Tech Data Corp. (a)	1,143,200	114,628,664
		175,993,664
Internet Software & Services - 3.4%
Cimpress NV (a)(b)	325,100	41,420,991
comScore, Inc. (a)	47,500	1,075,875
j2 Global, Inc.	1,000,000	79,990,000
		122,486,866
IT Services - 3.0%
Presidio, Inc.	835,100	15,290,681
Science Applications International Corp.	1,195,497	91,634,845
		106,925,526
Technology Hardware, Storage & Peripherals - 1.0%
Super Micro Computer, Inc. (a)	1,500,000	34,237,500

TOTAL INFORMATION TECHNOLOGY		439,643,556

MATERIALS - 4.4%
Containers & Packaging - 2.5%
Silgan Holdings, Inc.	3,000,000	89,670,000
Metals & Mining - 1.9%
Compass Minerals International, Inc. (b)	917,800	66,907,620

TOTAL MATERIALS		156,577,620

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.9%
CareTrust (REIT), Inc.	593,600	9,432,304
Potlatch Corp.	369,199	19,530,627
Sabra Health Care REIT, Inc.	2,854,100	51,659,210
Store Capital Corp.	3,809,300	93,365,943
		173,988,084
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Com Hem Holding AB	14,758	256,583
UTILITIES - 3.7%
Electric Utilities - 3.6%
El Paso Electric Co.	1,211,100	63,219,420
IDACORP, Inc.	743,900	64,183,692
		127,403,112
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	264,000	4,989,600

TOTAL UTILITIES		132,392,712

TOTAL COMMON STOCKS
(Cost $2,515,025,135)		3,455,440,762
	Principal Amount	Value

Nonconvertible Bonds - 0.3%
INDUSTRIALS - 0.3%
Machinery - 0.3%
Mueller Industries, Inc. 6% 3/1/27 (Cost $10,499,000)	10,499,000	10,761,476
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.39% (d)	84,052,240	84,069,051
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	85,672,827	85,681,394
TOTAL MONEY MARKET FUNDS
(Cost $169,747,390)		169,750,445
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $2,695,271,525)		3,635,952,683
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(91,058,781)
NET ASSETS - 100%		$3,544,893,902

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$333,090
Fidelity Securities Lending Cash Central Fund	166,293
Total	$499,383

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Civitas Solutions, Inc.	$44,625,000	$--	$8,124,718	$--	$167,218	$(891,790)	$35,775,710
Total	$44,625,000	$--	$8,124,718	$--	$167,218	$(891,790)	$35,775,710

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$446,132,504	$446,132,504	$--	$--
Consumer Staples	44,459,154	44,459,154	--	--
Energy	133,530,216	133,530,216	--	--
Financials	1,146,746,252	1,146,746,252	--	--
Health Care	239,252,715	239,252,715	--	--
Industrials	542,461,366	542,461,366	--	--
Information Technology	439,643,556	439,643,556	--	--
Materials	156,577,620	156,577,620	--	--
Real Estate	173,988,084	173,988,084	--	--
Telecommunication Services	256,583	256,583	--	--
Utilities	132,392,712	132,392,712	--	--
Corporate Bonds	10,761,476	--	10,761,476	--
Money Market Funds	169,750,445	169,750,445	--	--
Total Investments in Securities:	$3,635,952,683	$3,625,191,207	$10,761,476	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.6%
United Kingdom	6.9%
Bermuda	2.8%
Canada	2.1%
Puerto Rico	1.3%
Netherlands	1.2%
France	1.0%
Others (Individually Less Than 1%)	0.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $83,056,452) — See accompanying schedule: Unaffiliated issuers (cost $2,491,391,256)	$3,430,426,528
Fidelity Central Funds (cost $169,747,390)	169,750,445
Other affiliated issuers (cost $34,132,879)	35,775,710
Total Investment in Securities (cost $2,695,271,525)		$3,635,952,683
Cash		2
Receivable for investments sold		12,906,594
Receivable for fund shares sold		2,171,417
Interest receivable		262,475
Distributions receivable from Fidelity Central Funds		97,575
Prepaid expenses		4,901
Other receivables		20,680
Total assets		3,651,416,327
Liabilities
Payable for investments purchased	$13,977,121
Payable for fund shares redeemed	3,981,880
Accrued management fee	2,128,129
Distribution and service plan fees payable	112,284
Other affiliated payables	619,285
Other payables and accrued expenses	35,801
Collateral on securities loaned	85,667,925
Total liabilities		106,522,425
Net Assets		$3,544,893,902
Net Assets consist of:
Paid in capital		$2,516,931,999
Distributions in excess of net investment income		(433,539)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		87,714,296
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		940,681,146
Net Assets		$3,544,893,902
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($176,337,170 ÷ 8,701,146 shares)		$20.27
Maximum offering price per share (100/94.25 of $20.27)		$21.51
Class M:
Net Asset Value and redemption price per share ($76,256,612 ÷ 3,850,821 shares)		$19.80
Maximum offering price per share (100/96.50 of $19.80)		$20.52
Class C:
Net Asset Value and offering price per share ($49,835,724 ÷ 2,692,255 shares)(a)		$18.51
Small Cap Value:
Net Asset Value, offering price and redemption price per share ($2,771,576,169 ÷ 134,377,639 shares)		$20.63
Class I:
Net Asset Value, offering price and redemption price per share ($470,888,227 ÷ 22,824,925 shares)		$20.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$23,468,962
Special dividends		6,923,500
Interest		314,970
Income from Fidelity Central Funds		499,383
Total income		31,206,815
Expenses
Management fee
Basic fee	$12,049,438
Performance adjustment	643,254
Transfer agent fees	3,214,745
Distribution and service plan fees	668,244
Accounting and security lending fees	513,763
Custodian fees and expenses	23,018
Independent trustees' fees and expenses	6,722
Registration fees	86,578
Audit	33,908
Legal	6,268
Interest	656
Miscellaneous	11,295
Total expenses before reductions	17,257,889
Expense reductions	(61,383)	17,196,506
Net investment income (loss)		14,010,309
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,701,046
Fidelity Central Funds	(332)
Other affiliated issuers	167,218
Foreign currency transactions	(91,524)
Total net realized gain (loss)		128,776,408
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	204,984,699
Fidelity Central Funds	(1,053)
Other affiliated issuers	(891,790)
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		204,091,830
Net gain (loss)		332,868,238
Net increase (decrease) in net assets resulting from operations		$346,878,547

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,010,309	$44,455,877
Net realized gain (loss)	128,776,408	78,723,874
Change in net unrealized appreciation (depreciation)	204,091,830	334,723,173
Net increase (decrease) in net assets resulting from operations	346,878,547	457,902,924
Distributions to shareholders from net investment income	(37,440,446)	(25,276,323)
Distributions to shareholders from net realized gain	(91,158,962)	(209,689,485)
Total distributions	(128,599,408)	(234,965,808)
Share transactions - net increase (decrease)	(93,433,237)	(12,022,135)
Redemption fees	89,025	469,836
Total increase (decrease) in net assets	124,934,927	211,384,817
Net Assets
Beginning of period	3,419,958,975	3,208,574,158
End of period	$3,544,893,902	$3,419,958,975
Other Information
Undistributed net investment income end of period	$–	$22,996,598
Distributions in excess of net investment income end of period	$(433,539)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Value Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.05	$17.92	$19.14	$19.29	$19.96	$14.86
Income from Investment Operations
Net investment income (loss)A	.06B	.20C	.07	.10D	.03	.07
Net realized and unrealized gain (loss)	1.85	2.23	.56	2.01	1.24	5.57
Total from investment operations	1.91	2.43	.63	2.11	1.27	5.64
Distributions from net investment income	(.17)	(.10)	(.11)	(.02)	(.01)	(.07)
Distributions from net realized gain	(.52)	(1.20)	(1.75)	(2.25)	(1.93)	(.47)
Total distributions	(.69)	(1.30)	(1.85)E	(2.26)F	(1.94)	(.54)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$20.27	$19.05	$17.92	$19.14	$19.29	$19.96
Total ReturnH,I,J	10.32%	14.61%	4.07%	11.86%	6.83%	39.09%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.22%M	1.24%	1.41%	1.42%	1.36%	1.36%
Expenses net of fee waivers, if any	1.22%M	1.24%	1.41%	1.39%	1.35%	1.36%
Expenses net of all reductions	1.22%M	1.24%	1.41%	1.39%	1.34%	1.36%
Net investment income (loss)	.58%B,M	1.10%C	.43%	.52%D	.13%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$176,337	$184,306	$218,364	$235,844	$258,183	$275,265
Portfolio turnover rateN	13%M	26%	33%	34%	26%O	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .18%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

 E Total distributions of $1.85 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $1.747 per share.

 F Total distributions of $2.26 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $2.248 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.61	$17.54	$18.78	$18.98	$19.70	$14.70
Income from Investment Operations
Net investment income (loss)A	.03B	.15C	.03	.05D	(.02)	.03
Net realized and unrealized gain (loss)	1.80	2.18	.54	1.98	1.23	5.50
Total from investment operations	1.83	2.33	.57	2.03	1.21	5.53
Distributions from net investment income	(.13)	(.07)	(.06)	–	–	(.06)
Distributions from net realized gain	(.52)	(1.20)	(1.75)	(2.23)	(1.93)	(.47)
Total distributions	(.64)E	(1.26)F	(1.81)	(2.23)	(1.93)	(.53)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$19.80	$18.61	$17.54	$18.78	$18.98	$19.70
Total ReturnH,I,J	10.16%	14.35%	3.76%	11.58%	6.58%	38.70%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.46%M	1.49%	1.66%	1.67%	1.61%	1.60%
Expenses net of fee waivers, if any	1.46%M	1.49%	1.66%	1.64%	1.59%	1.60%
Expenses net of all reductions	1.46%M	1.49%	1.65%	1.63%	1.59%	1.59%
Net investment income (loss)	.34%B,M	.86%C	.19%	.27%D	(.11)%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$76,257	$78,852	$82,337	$91,716	$100,975	$107,444
Portfolio turnover rateN	13%M	26%	33%	34%	26%O	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been (.06)%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .36%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .01%.

 E Total distributions of $.64 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.519 per share.

 F Total distributions of $1.26 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $1.195 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.39	$16.52	$17.82	$18.19	$19.06	$14.28
Income from Investment Operations
Net investment income (loss)A	(.02)B	.06C	(.05)	(.04)D	(.12)	(.06)
Net realized and unrealized gain (loss)	1.69	2.04	.50	1.90	1.18	5.34
Total from investment operations	1.67	2.10	.45	1.86	1.06	5.28
Distributions from net investment income	(.03)	(.04)	–	–	–	(.03)
Distributions from net realized gain	(.52)	(1.20)	(1.75)	(2.23)	(1.93)	(.47)
Total distributions	(.55)	(1.23)E	(1.75)	(2.23)	(1.93)	(.50)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$18.51	$17.39	$16.52	$17.82	$18.19	$19.06
Total ReturnG,H,I	9.90%	13.79%	3.20%	11.05%	5.97%	38.00%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.97%L	2.00%	2.18%	2.19%	2.12%	2.13%
Expenses net of fee waivers, if any	1.97%L	2.00%	2.17%	2.16%	2.11%	2.13%
Expenses net of all reductions	1.97%L	2.00%	2.17%	2.15%	2.10%	2.12%
Net investment income (loss)	(.18)%B,L	.35%C	(.33)%	(.25)%D	(.63)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$49,836	$52,227	$57,231	$64,928	$70,541	$76,018
Portfolio turnover rateM	13%L	26%	33%	34%	26%N	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been (.57) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51) %.

 E Total distributions of $1.23 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $1.195 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.41	$18.22	$19.45	$19.57	$20.22	$15.05
Income from Investment Operations
Net investment income (loss)A	.08B	.25C	.12	.15D	.08	.12
Net realized and unrealized gain (loss)	1.88	2.28	.55	2.05	1.26	5.63
Total from investment operations	1.96	2.53	.67	2.20	1.34	5.75
Distributions from net investment income	(.22)	(.15)	(.15)	(.07)	(.06)	(.11)
Distributions from net realized gain	(.52)	(1.20)	(1.75)	(2.25)	(1.93)	(.47)
Total distributions	(.74)	(1.34)E	(1.90)	(2.32)	(1.99)	(.58)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$20.63	$19.41	$18.22	$19.45	$19.57	$20.22
Total ReturnG,H	10.45%	14.99%	4.23%	12.18%	7.12%	39.45%
Ratios to Average Net AssetsI,J
Expenses before reductions	.95%K	.99%	1.18%	1.15%	1.08%	1.07%
Expenses net of fee waivers, if any	.95%K	.99%	1.18%	1.12%	1.06%	1.07%
Expenses net of all reductions	.95%K	.99%	1.17%	1.12%	1.06%	1.06%
Net investment income (loss)	.84%B,K	1.36%C	.67%	.78%D	.41%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,771,576	$2,637,843	$2,460,714	$2,036,157	$2,060,546	$2,672,854
Portfolio turnover rateL	13%K	26%	33%	34%	26%M	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .45%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 E Total distributions of $1.34 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $1.195 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.41	$18.23	$19.45	$19.57	$20.23	$15.05
Income from Investment Operations
Net investment income (loss)A	.08B	.25C	.12	.15D	.08	.12
Net realized and unrealized gain (loss)	1.88	2.28	.56	2.05	1.25	5.65
Total from investment operations	1.96	2.53	.68	2.20	1.33	5.77
Distributions from net investment income	(.22)	(.15)	(.16)	(.07)	(.06)	(.12)
Distributions from net realized gain	(.52)	(1.20)	(1.75)	(2.25)	(1.93)	(.47)
Total distributions	(.74)	(1.35)	(1.90)E	(2.32)	(1.99)	(.59)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$20.63	$19.41	$18.23	$19.45	$19.57	$20.23
Total ReturnG,H	10.45%	14.96%	4.31%	12.17%	7.08%	39.54%
Ratios to Average Net AssetsI,J
Expenses before reductions	.95%K	.98%	1.14%	1.15%	1.09%	1.07%
Expenses net of fee waivers, if any	.95%K	.97%	1.14%	1.12%	1.07%	1.07%
Expenses net of all reductions	.95%K	.97%	1.14%	1.12%	1.07%	1.06%
Net investment income (loss)	.85%B,K	1.37%C	.70%	.79%D	.40%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$470,888	$466,730	$389,928	$376,817	$342,500	$359,582
Portfolio turnover rateL	13%K	26%	33%	34%	26%M	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .45%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 E Total distributions of $1.90 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $1.747 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Value, and Class I shares, each of which has equal rights as to assets and voting privileges. The Fund is closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,010,449,027
Gross unrealized depreciation	(69,801,094)
Net unrealized appreciation (depreciation)	$940,647,933
Tax cost	$2,695,304,750

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $216,422,628 and $442,311,309, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$222,174	$601
Class M	.25%	.25%	195,014	–
Class C	.75%	.25%	251,056	1,854
			$668,244	$2,455

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,756
Class M	966
Class C(a)	458
$3,180

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$177,768.20
Class M	75,338.19
Class C	51,234.20
Small Cap Value	2,484,063.18
Class I	426,342.18
	$3,214,745

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,954 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$2,933,500	1.34%	$656

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,005 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $166,293. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42,424 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,250.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,709.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Class A	$1,524,301	$1,211,951
Class M	515,970	315,712
Class C	97,347	123,016
Small Cap Value	30,080,250	20,285,848
Class I	5,222,578	3,339,796
Total	$37,440,446	$25,276,323
From net realized gain
Class A	$4,758,897	$14,206,153
Class M	2,138,544	5,563,443
Class C	1,473,571	4,084,634
Small Cap Value	70,617,740	160,012,743
Class I	12,170,210	25,822,512
Total	$91,158,962	$209,689,485

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Class A
Shares sold	375,841	1,506,738	$7,314,233	$27,403,663
Reinvestment of distributions	330,015	903,681	6,184,384	15,154,493
Shares redeemed	(1,678,874)	(4,924,614)	(32,538,492)	(89,702,542)
Net increase (decrease)	(973,018)	(2,514,195)	$(19,039,875)	$(47,144,386)
Class M
Shares sold	139,331	678,291	$2,668,683	$12,111,422
Reinvestment of distributions	144,050	354,357	2,638,888	5,809,028
Shares redeemed	(669,063)	(1,490,409)	(12,863,004)	(26,553,974)
Net increase (decrease)	(385,682)	(457,761)	$(7,555,433)	$(8,633,524)
Class C
Shares sold	41,242	191,618	$733,554	$3,203,223
Reinvestment of distributions	85,987	251,057	1,473,685	3,851,053
Shares redeemed	(437,714)	(903,381)	(7,715,938)	(15,005,685)
Net increase (decrease)	(310,485)	(460,706)	$(5,508,699)	$(7,951,409)
Small Cap Value
Shares sold	9,755,002	31,283,294	$192,845,450	$582,054,205
Reinvestment of distributions	4,774,546	10,073,160	90,647,306	172,025,201
Shares redeemed	(16,081,568)	(40,448,579)	(319,343,340)	(750,552,096)
Net increase (decrease)	(1,552,020)	907,875	$(35,850,584)	$3,527,310
Class I
Shares sold	2,449,544	6,859,852	$48,576,744	$128,013,262
Reinvestment of distributions	785,425	1,477,352	14,952,988	25,225,719
Shares redeemed	(4,454,255)	(5,680,327)	(89,008,378)	(105,059,107)
Net increase (decrease)	(1,219,286)	2,656,877	$(25,478,646)	$48,179,874

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Class A	1.22%
Actual		$1,000.00	$1,103.20	$6.47
Hypothetical-C		$1,000.00	$1,019.06	$6.21
Class M	1.46%
Actual		$1,000.00	$1,101.60	$7.73
Hypothetical-C		$1,000.00	$1,017.85	$7.43
Class C	1.97%
Actual		$1,000.00	$1,099.00	$10.42
Hypothetical-C		$1,000.00	$1,015.27	$10.01
Small Cap Value	.95%
Actual		$1,000.00	$1,104.50	$5.04
Hypothetical-C		$1,000.00	$1,020.42	$4.84
Class I	.95%
Actual		$1,000.00	$1,104.50	$5.04
Hypothetical-C		$1,000.00	$1,020.42	$4.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SCV-SANN-0318
1.803709.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 26, 2018